UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5251

Fidelity Concord Street Trust

(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Spartan ® Intermediate
Treasury Bond Index

May 31, 2006

1.832120.100

ITB-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 98.3%
	Principal Amount	Value
U.S. Treasury Obligations - 98.3%
U.S. Treasury Bonds:
7.25% 5/15/16	$ 921,000	$ 1,068,073
9.125% 5/15/18	10,000	13,400
9.25% 2/15/16	848,000	1,110,052
11.25% 2/15/15	881,000	1,256,251
U.S. Treasury Notes:
2.625% 3/15/09	73,000	68,492
3.625% 6/30/07	200,000	196,914
3.625% 5/15/13	4,000	3,662
3.75% 5/15/08	420,000	410,058
3.875% 2/15/13	335,000	312,217
4% 6/15/09	359,000	348,749
4% 11/15/12	824,000	775,783
4% 2/15/14	434,000	403,502
4% 2/15/15	1,888,000	1,740,868
4.125% 5/15/15	105,000	97,539
4.25% 8/15/13	3,143,000	2,984,251
4.25% 11/15/13	217,000	205,591
4.25% 8/15/14	1,185,000	1,117,140
4.25% 11/15/14	69,000	64,941
4.5% 11/15/15	1,868,000	1,779,343
4.5% 2/15/16	245,000	233,181
4.75% 5/15/14	1,187,000	1,159,412
4.875% 2/15/12	1,790,000	1,775,456
5% 2/15/11	211,000	210,967
5% 8/15/11	160,000	159,888
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $17,888,251)		17,495,730
Cash Equivalents - 0.6%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations), in a joint trading account at 5.05%, dated 5/31/06 due 6/1/06 (Cost $118,000)	$ 118,017	$ 118,000
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $18,006,251)		17,613,730
NET OTHER ASSETS - 1.1%		189,074
NET ASSETS - 100%		$ 17,802,804
Income Tax Information

At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $18,003,765. Net unrealized depreciation aggregated $390,035, of which $6,091 related to appreciated investment securities and $396,126 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan® Long-Term
Treasury Bond Index Fund

May 31, 2006

1.832125.100

LBX-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 98.8%
	Principal Amount	Value
U.S. Treasury Obligations - 98.8%
U.S. Treasury Bonds:
4.5% 2/15/36	$ 215,000	$ 192,089
5.25% 2/15/29	52,000	51,460
5.375% 2/15/31	159,000	160,814
6% 2/15/26	290,000	312,656
6.125% 11/15/27	1,241,000	1,364,421
6.125% 8/15/29	21,000	23,225
6.25% 8/15/23	704,000	773,465
6.25% 5/15/30	424,000	477,464
6.375% 8/15/27	58,000	65,508
6.625% 2/15/27	89,000	103,143
7.25% 5/15/16	55,000	63,783
7.5% 11/15/16	49,000	58,011
7.625% 2/15/25	33,000	41,753
7.875% 2/15/21	30,000	37,683
8% 11/15/21	451,000	575,729
8.125% 5/15/21	97,000	124,546
8.5% 2/15/20	591,000	772,501
8.75% 5/15/17	18,000	23,252
8.75% 8/15/20	886,000	1,185,301
8.875% 8/15/17	512,000	668,800
8.875% 2/15/19	37,000	49,155
9% 11/15/18	10,000	13,366
U.S. Treasury Notes 5.125% 5/15/16	25,000	25,020
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,390,540)		7,163,145
Cash Equivalents - 0.5%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations), in a joint trading account at 5.05%, dated 5/31/06 due 6/1/06 (Cost $34,000)	$ 34,005	34,000
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $7,424,540)		7,197,145
NET OTHER ASSETS - 0.7%		50,831
NET ASSETS - 100%		$ 7,247,976
Income Tax Information

At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $7,425,390. Net unrealized depreciation aggregated $228,245, of which $4,782 related to appreciated investment securities and $233,027 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Extended Market Index Fund

May 31, 2006

1.816014.101

SEI-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 15.3%
Auto Components - 0.6%
Aftermarket Technology Corp. (a)	14,408	$ 349,826
American Axle & Manufacturing Holdings, Inc.	35,598	624,033
Amerigon, Inc. (a)	3,487	27,722
Amerityre Corp. (a)(d)	29,329	236,685
ArvinMeritor, Inc. (d)	41,303	692,651
Bandag, Inc.	9,213	343,461
BorgWarner, Inc.	37,711	2,480,630
Dorman Products, Inc. (a)(d)	2,806	28,425
Drew Industries, Inc. (a)	11,412	361,760
Dura Automotive Systems, Inc. Class A (a)	4,532	10,469
Exide Technologies (a)	12,228	54,659
GenTek, Inc. (a)(d)	5,509	158,384
Gentex Corp. (d)	107,354	1,555,559
Hayes Lemmerz International, Inc. (a)(d)	9,600	24,576
IMPCO Technologies, Inc. (a)	25,277	270,211
Lear Corp. (d)	47,572	1,127,456
LKQ Corp. (a)	34,823	680,790
Modine Manufacturing Co.	20,473	481,116
Noble International Ltd.	3,649	56,742
Proliance International, Inc. (a)	3,337	15,517
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	11,619	46,476
Sauer-Danfoss, Inc.	10,641	264,748
Shiloh Industries, Inc. (a)	7,998	157,001
Spartan Motors, Inc.	5,240	72,784
Standard Motor Products, Inc. (d)	9,163	72,479
Stoneridge, Inc. (a)(d)	8,249	64,177
Strattec Security Corp. (a)	1,213	51,553
Superior Industries International, Inc. (d)	15,308	281,514
Tenneco, Inc. (a)	29,762	709,526
TRW Automotive Holdings Corp. (a)	17,562	481,023
Visteon Corp. (a)(d)	94,207	699,016
Zapata Corp. (a)	6,888	49,594
		12,530,563
Automobiles - 0.1%
Coachmen Industries, Inc.	4,577	50,576
Fleetwood Enterprises, Inc. (a)(d)	34,558	324,845
Monaco Coach Corp.	23,075	300,898
National R.V. Holdings, Inc. (a)	1,403	7,997
Thor Industries, Inc.	25,543	1,228,107
Winnebago Industries, Inc.	21,883	621,040
		2,533,463
Distributors - 0.1%
All American Semiconductor, Inc. (a)	3,649	13,684
Amcon Distributing Co. (a)	1,022	10,118
Aristotle Corp. (a)	3,170	27,484
Audiovox Corp. Class A (a)	5,832	71,150
Building Material Holding Corp.	20,698	590,307
Core-Mark Holding Co., Inc. (a)	4,539	172,800

	Shares	Value
Design Within Reach, Inc. (a)(d)	7,015	$ 36,408
Handleman Co. (d)	16,324	139,080
Keystone Automotive Industries, Inc. (a)(d)	11,886	479,244
Source Interlink Companies, Inc. (a)(d)	16,553	187,711
		1,727,986
Diversified Consumer Services - 1.0%
Alderwoods Group, Inc. (a)	25,083	485,105
Bright Horizons Family Solutions, Inc. (a)	16,892	601,355
Career Education Corp. (a)	65,573	2,137,024
Carriage Services, Inc. Class A (a)	9,225	43,819
Coinmach Service Corp. Class A	30,739	305,853
Collectors Universe, Inc. (a)	1,240	18,278
Corinthian Colleges, Inc. (a)(d)	56,176	775,791
CPI Corp.	3,642	95,639
DeVry, Inc. (a)(d)	43,491	1,065,530
Educate, Inc. (a)(d)	13,204	115,931
Education Management Corp. (a)	44,849	1,926,265
Escala Group, Inc. (a)(d)	11,496	83,116
EVCI Career Colleges, Inc. (a)	1,029	906
INVESTools, Inc. (a)	30,109	262,852
ITT Educational Services, Inc. (a)(d)	30,703	1,995,695
Jackson Hewitt Tax Service, Inc.	23,794	778,064
Laureate Education, Inc. (a)	31,492	1,487,367
Mace Security International, Inc. (a)	8,918	23,187
Matthews International Corp. Class A	23,596	820,197
Nobel Learning Communities, Inc.	2,715	26,960
Pre-Paid Legal Services, Inc. (d)	9,474	331,022
Princeton Review, Inc. (a)(d)	7,132	40,224
Regis Corp.	30,793	1,067,901
Service Corp. International (SCI)	222,287	1,776,073
ServiceMaster Co.	198,220	2,140,776
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	33,871	906,049
Steiner Leisure Ltd. (a)	12,702	529,546
Stewart Enterprises, Inc. Class A	59,128	336,438
Strayer Education, Inc.	10,271	1,024,019
Universal Technical Institute, Inc. (a)	13,562	335,660
Vertrue, Inc. (a)(d)	7,068	275,299
Weight Watchers International, Inc.	30,664	1,284,208
		23,096,149
Hotels, Restaurants & Leisure - 3.0%
AFC Enterprises, Inc. (d)	14,159	191,713
Ambassadors Group, Inc.	10,016	261,918
American Real Estate Partners LP	11,925	495,007
American Wagering, Inc. (a)	4,600	7,084
Ameristar Casinos, Inc.	14,938	311,009
Applebee's International, Inc.	59,013	1,193,243
ARK Restaurants Corp.	5,734	168,293
Atlantic Coast Entertainment Holdings, Inc. warrants 7/23/11 (a)	5,539	0
Aztar Corp. (a)	24,679	1,279,853
Back Yard Burgers, Inc. (a)(d)	4,772	26,728
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Bally Technologies, Inc. (a)(d)	31,626	$ 486,408
Bally Total Fitness Holding Corp. (a)(d)	17,979	142,034
Benihana, Inc. Class A (sub. vtg.) (a)	3,766	86,279
BJ's Restaurants, Inc. (a)	11,962	318,907
Bluegreen Corp. (a)	15,202	183,032
Bob Evans Farms, Inc.	27,939	779,219
Boyd Gaming Corp. (d)	29,436	1,324,620
Brinker International, Inc.	57,824	2,122,141
Buca, Inc. (a)	5,333	27,998
Buffalo Wild Wings, Inc. (a)	5,685	223,193
Burger King Holdings, Inc.	3,666	68,554
California Pizza Kitchen, Inc. (a)	13,244	384,208
CBRL Group, Inc.	8,355	312,728
CEC Entertainment, Inc. (a)	25,621	854,717
Cedar Fair LP (depository unit)	14,740	388,989
Century Casinos, Inc. (a)	29,959	298,092
Champps Entertainment, Inc. (a)	6,082	46,345
Checkers Drive-In Restaurants, Inc. (a)	4,865	71,467
Chipotle Mexican Grill, Inc. Class A	5,980	345,465
Choice Hotels International, Inc.	22,760	1,230,633
Churchill Downs, Inc.	5,154	214,097
CKE Restaurants, Inc. (d)	36,474	611,669
Cosi, Inc. (a)	15,971	129,844
Denny's Corp. (a)	61,044	280,802
Domino's Pizza, Inc.	19,117	452,691
Dover Downs Gaming & Entertainment, Inc.	3,715	94,361
Dover Motorsports, Inc.	22,686	137,477
Empire Resorts, Inc. (a)(d)	7,884	49,433
Famous Dave's of America, Inc. (a)	6,737	100,920
Friendly Ice Cream Corp. (a)	6,031	50,781
Frisch's Restaurants, Inc.	2,711	67,423
Gaylord Entertainment Co. (a)(d)	27,819	1,219,029
Great Wolf Resorts, Inc. (a)	38,009	449,266
GTECH Holdings Corp.	79,628	2,751,147
IHOP Corp.	14,600	701,092
International Speedway Corp. Class A	25,319	1,228,984
Interstate Hotels & Resorts, Inc. (a)	17,282	112,333
Isle of Capri Casinos, Inc. (a)	16,733	472,875
Jack in the Box, Inc. (a)	23,560	981,510
Jameson Inns, Inc. (a)(d)	8,935	25,912
Kerzner International Ltd. (a)(d)	20,273	1,607,446
Krispy Kreme Doughnuts, Inc. (a)(d)	31,771	299,601
Landry's Seafood Restaurants, Inc.	12,835	392,879
Las Vegas Sands Corp. (a)	84,500	5,966,545
Life Time Fitness, Inc. (a)	14,460	661,545
Littlefield Corp.	600	714
Lodgian, Inc. (a)	30,634	352,597
Lone Star Steakhouse & Saloon, Inc.	12,892	335,579
Luby's, Inc. (a)	13,286	138,706
Marcus Corp.	12,502	220,160

	Shares	Value
Max & Erma's Restaurants, Inc. (a)	2,608	$ 25,428
McCormick & Schmick's Seafood Restaurants (a)	5,476	131,150
MGM MIRAGE (a)	79,260	3,286,120
Monarch Casino & Resort, Inc. (a)	3,059	84,306
Morgans Hotel Group Co.	17,220	258,128
Morton's Restaurant Group, Inc.	8,711	133,540
MTR Gaming Group, Inc. (a)	23,573	229,601
Multimedia Games, Inc. (a)(d)	16,757	187,846
Navigant International, Inc. (a)(d)	19,334	313,984
O'Charleys, Inc. (a)	18,262	304,062
Orient Express Hotels Ltd. Class A	23,447	899,427
OSI Restaurant Partners, Inc.	45,643	1,674,185
P.F. Chang's China Bistro, Inc. (a)(d)	16,264	673,492
Panera Bread Co. Class A (a)	18,149	1,175,329
Papa John's International, Inc. (a)	16,305	512,955
Penn National Gaming, Inc. (a)	41,160	1,581,779
Pinnacle Entertainment, Inc. (a)	28,847	892,815
Progressive Gaming International Corp. (a)(d)	18,901	191,089
Rare Hospitality International, Inc. (a)(d)	26,072	801,714
Red Lion Hotels Corp. (a)(d)	3,357	38,538
Red Robin Gourmet Burgers, Inc. (a)	7,997	335,474
Riviera Holdings Corp. (a)(d)	4,031	84,853
Royal Caribbean Cruises Ltd.	88,898	3,385,236
Rubio's Restaurants, Inc. (a)	3,930	35,370
Ruby Tuesday, Inc. (d)	43,127	1,199,362
Ruth's Chris Steak House, Inc.	15,729	316,153
Ryan's Restaurant Group, Inc. (a)	31,032	383,866
Scientific Games Corp. Class A (a)	44,441	1,694,535
Shuffle Master, Inc. (a)(d)	25,915	944,861
Six Flags, Inc. (a)(d)	50,094	420,790
Sonic Corp. (a)	60,345	1,317,935
SPEEDUS Corp. (a)	1,900	2,470
Speedway Motorsports, Inc.	9,649	371,004
Station Casinos, Inc.	32,241	2,353,593
Steak n Shake Co. (a)	17,661	289,287
Sunterra Corp. (a)	24,752	255,936
Texas Roadhouse, Inc. Class A (a)	27,896	379,665
The Cheesecake Factory, Inc. (a)(d)	51,909	1,518,857
Triarc Companies, Inc. Class B	34,212	519,680
Trump Entertainment Resorts, Inc. (a)(d)	22,714	491,985
Vail Resorts, Inc. (a)	20,905	751,535
WMS Industries, Inc. (a)(d)	22,642	587,333
Wynn Resorts Ltd. (a)(d)	46,909	3,339,921
Youbet.com, Inc. (a)(d)	30,676	149,699
		68,262,183
Household Durables - 1.4%
Advanced Lighting Technologies, Inc. (a)	2,400	0
American Greetings Corp. Class A (d)	42,297	951,260
Applica, Inc. (a)(d)	6,082	24,936
Avatar Holdings, Inc. (a)(d)	2,519	141,946
Bassett Furniture Industries, Inc.	8,703	147,864
Beazer Homes USA, Inc.	24,615	1,224,596
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Blount International, Inc. (a)	20,940	$ 268,451
Blyth, Inc.	18,421	389,604
Brookfield Homes Corp.	9,444	336,206
California Coastal Communities, Inc. (a)	3,836	135,334
Cavalier Homes, Inc. (a)	13,027	81,419
Cavco Industries, Inc. (a)	5,868	278,319
Champion Enterprises, Inc. (a)	46,107	548,673
Cobra Electronics Corp.	1,132	13,369
Comstock Homebuilding Companies, Inc. Class A (a)(d)	3,651	25,630
Craftmade International, Inc.	2,794	51,465
CSS Industries, Inc.	3,326	100,944
Directed Electronics, Inc.	13,160	181,608
Dixie Group, Inc. (a)	6,499	89,036
Dolby Laboratories, Inc. Class A (a)	25,320	559,066
Dominion Homes, Inc. (a)(d)	2,526	26,270
Emerson Radio Corp. (a)	9,263	31,402
Enesco Group, Inc. (a)	4,116	3,910
Ethan Allen Interiors, Inc. (d)	20,205	769,002
Fedders Corp. (d)	13,593	36,837
Flexsteel Industries, Inc.	3,192	42,134
Furniture Brands International, Inc. (d)	32,620	701,982
Garmin Ltd. (d)	39,274	3,663,871
Helen of Troy Ltd. (a)	17,526	336,324
Hooker Furniture Corp.	10,379	166,687
Hovnanian Enterprises, Inc. Class A (a)(d)	21,115	672,090
Interface, Inc. Class A (a)	27,417	314,747
iRobot Corp. (d)	9,004	199,799
Jarden Corp. (a)(d)	30,451	914,748
Kimball International, Inc. Class B	25,065	375,975
Knape & Vogt Manufacturing Co.	5,554	104,360
La-Z-Boy, Inc. (d)	38,209	571,607
Lenox Group, Inc. (a)	11,079	112,563
Levitt Corp. Class A	10,641	169,405
Libbey, Inc.	4,937	56,134
Lifetime Brands, Inc.	5,543	153,541
M.D.C. Holdings, Inc. (d)	21,055	1,140,128
M/I Homes, Inc.	5,737	206,532
Meritage Homes Corp. (a)(d)	14,762	791,096
Mestek, Inc. (a)(d)	3,426	49,506
MITY Enterprises, Inc. (a)	3,184	60,496
Mohawk Industries, Inc. (a)(d)	35,427	2,610,970
National Presto Industries, Inc. (d)	1,847	100,292
NVR, Inc. (a)(d)	3,773	2,297,757
Oneida Ltd. (a)(d)	5,004	1,101
Orleans Homebuilders, Inc. (d)	4,454	88,011
Palm Harbor Homes, Inc. (a)(d)	9,454	182,651
Russ Berrie & Co., Inc. (a)	6,705	87,165
Ryland Group, Inc. (d)	30,699	1,510,698
Salton, Inc. (a)(d)	2,717	7,472

	Shares	Value
Sealy Corp., Inc.	18,675	$ 245,203
Skyline Corp.	6,866	253,905
Standard Pacific Corp.	47,774	1,436,564
Stanley Furniture Co., Inc.	12,350	316,160
Syntax-Brillian Corp. (a)(d)	20,049	45,311
Tarragon Corp. (d)	8,937	136,468
Technical Olympic USA, Inc.	9,819	177,331
Tempur-Pedic International, Inc. (a)(d)	32,995	454,011
The Rowe Companies (a)	1,881	3,461
Toll Brothers, Inc. (a)(d)	76,765	2,169,379
Tupperware Brands Corp.	37,973	781,105
Universal Electronics, Inc. (a)(d)	13,861	246,587
Virco Manufacturing Co. (a)	4,818	21,681
WCI Communities, Inc. (a)(d)	23,715	502,521
Yankee Candle Co., Inc.	30,630	835,586
		31,732,262
Internet & Catalog Retail - 1.0%
1-800 CONTACTS, Inc. (a)(d)	3,181	46,729
1-800-FLOWERS.com, Inc. Class A (a)	19,046	120,180
Alloy, Inc. (a)(d)	9,144	109,454
Audible, Inc. (a)(d)	9,878	92,359
Blair Corp.	1,894	67,502
Blue Nile, Inc. (a)(d)	11,439	342,026
Bluefly, Inc. (a)	1,778	1,245
Coldwater Creek, Inc. (a)	34,459	885,596
Collegiate Pacific, Inc.	9,387	98,282
dELiA*s, Inc. (a)(d)	18,288	181,966
Drugstore.com, Inc. (a)(d)	21,155	60,715
eDiets.com, Inc. (a)(d)	14,028	68,597
Expedia, Inc. (a)(d)	181,755	2,582,739
FTD Group, Inc. (a)	8,626	113,259
Gaiam, Inc. Class A (a)	3,743	64,679
GSI Commerce, Inc. (a)(d)	10,161	160,036
Hollywood Media Corp. (a)	26,946	114,790
IAC/InterActiveCorp (a)(d)	167,868	4,336,030
Liberty Media Holding Corp. - Interactive Series A (a)	479,942	8,619,758
MediaBay, Inc. (a)(d)	997	359
Netflix, Inc. (a)(d)	32,273	893,639
NutriSystem, Inc. (a)(d)	17,144	1,164,420
Overstock.com, Inc. (a)(d)	5,574	120,008
PC Mall, Inc. (a)	3,555	22,539
PetMed Express, Inc. (a)(d)	20,357	252,020
PhotoWorks, Inc. (a)(d)	1,628	602
Priceline.com, Inc. (a)(d)	18,205	566,176
RedEnvelope, Inc. (a)(d)	5,119	52,214
Sportsmans Guide, Inc. (a)	3,969	120,975
Stamps.com, Inc. (a)	13,411	402,196
Systemax, Inc. (a)	10,200	76,296
ValueVision Media, Inc. Class A (a)	11,622	144,229
Varsity Group, Inc. (a)	4,794	20,854
VistaPrint Ltd.	14,767	467,671
		22,370,140
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.3%
Adams Golf, Inc. (a)	9,544	$ 13,839
Aldila, Inc.	300	9,741
Arctic Cat, Inc.	8,551	156,825
Callaway Golf Co.	51,685	688,961
Concord Camera Corp. (a)	6,760	4,664
Cybex International, Inc. (a)	14,718	89,044
Escalade, Inc. (d)	6,336	69,062
Fairchild Corp. Class A (a)	9,497	19,944
JAKKS Pacific, Inc. (a)(d)	17,767	346,279
Johnson Outdoors, Inc. Class A (a)	1,929	33,931
K2, Inc. (a)	26,086	287,729
Leapfrog Enterprises, Inc. Class A (a)(d)	23,870	244,668
Marine Products Corp.	11,382	110,405
MarineMax, Inc. (a)(d)	11,754	338,163
Marvel Entertainment, Inc. (a)	51,478	983,230
Meade Instruments Corp. (a)(d)	4,023	11,063
Nautilus, Inc. (d)	27,540	465,426
Oakley, Inc. (d)	14,586	240,669
Polaris Industries, Inc. (d)	29,234	1,301,790
Pool Corp.	37,192	1,606,322
RC2 Corp. (a)	12,056	428,591
Smith & Wesson Holding Corp. (a)	25,141	187,049
Steinway Musical Instruments, Inc. (a)	3,201	86,587
Sturm Ruger & Co., Inc. (d)	11,303	69,513
		7,793,495
Media - 3.7%
4Kids Entertainment, Inc. (a)	5,021	83,399
ACME Communications, Inc. (a)	6,362	31,556
ADVO, Inc.	22,291	594,501
Arbitron, Inc.	18,937	754,829
Ballantyne of Omaha, Inc. (a)	30	126
Beasley Broadcast Group, Inc. Class A	4,117	29,931
Belo Corp. Series A	70,578	1,219,588
Cablevision Systems Corp. - NY Group Class A	140,005	2,752,498
Cadmus Communications Corp.	4,716	84,511
Carmike Cinemas, Inc. (d)	7,620	161,011
Catalina Marketing Corp. (d)	29,141	853,540
Charter Communications, Inc. Class A (a)(d)	230,363	241,881
Citadel Broadcasting Corp.	58,554	556,849
CKX, Inc. (a)	28,435	357,144
Clear Channel Outdoor Holding, Inc. Class A	25,352	558,505
Courier Corp.	8,268	315,672
Cox Radio, Inc. Class A (a)	21,705	305,389
Crown Media Holdings, Inc. Class A (a)(d)	4,844	20,684
Cumulus Media, Inc. Class A (a)(d)	33,745	390,767
Discovery Holding Co. Class A (a)	191,178	2,651,639

	Shares	Value
DreamWorks Animation SKG, Inc. Class A (a)	34,429	$ 893,433
EchoStar Communications Corp. Class A (a)	144,075	4,312,165
EMAK Worldwide, Inc. (a)	3,798	23,965
Emmis Communications Corp. Class A (a)	24,658	396,007
Entercom Communications Corp. Class A	29,619	789,643
Entravision Communication Corp. Class A (a)(d)	35,214	276,782
Ergo Science Corp. (a)	3,743	3,077
Fisher Communications, Inc. (a)(d)	2,738	119,842
Franklin Electronic Publishers, Inc. (a)	2,339	6,549
Gemstar-TV Guide International, Inc. (a)(d)	171,391	601,582
Getty Images, Inc. (a)	33,689	2,212,357
Granite Broadcasting Corp. (non vtg.) (a)	6,146	1,291
Gray Television, Inc.	27,891	184,638
Harris Interactive, Inc. (a)	41,822	208,274
Harte-Hanks, Inc.	39,636	1,083,648
Hearst-Argyle Television, Inc.	16,843	373,241
Hollinger International, Inc. Class A (d)	38,534	276,289
Image Entertainment, Inc. (a)(d)	7,100	25,986
Insignia Systems, Inc. (a)(d)	4,959	6,199
Interactive Data Corp.	31,794	620,937
John Wiley & Sons, Inc. Class A	30,121	1,049,114
Journal Communications, Inc. Class A	24,775	285,408
Journal Register Co.	23,387	233,870
Knology, Inc. (a)	9,513	84,951
Lakes Entertainment, Inc. (a)(d)	25,879	254,908
Lamar Advertising Co. Class A (a)	55,760	3,040,035
Lee Enterprises, Inc.	29,972	856,899
Liberty Global, Inc. Class A	314,000	7,200,020
Liberty Media Holding Corp. - Capital Series A (a)	93,500	7,439,795
LIN TV Corp. Class A (a)	17,098	150,462
Live Nation, Inc. (a)	45,238	1,031,426
LodgeNet Entertainment Corp. (a)	13,711	259,275
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	21,694	368,581
Media General, Inc. Class A	13,137	494,345
Mediacom Communications Corp. Class A (a)	39,749	252,406
Morningstar, Inc.	9,196	387,979
National Lampoon, Inc. (a)	1,200	2,376
Navarre Corp. (a)(d)	8,023	28,081
New Frontier Media, Inc. (a)	31,250	270,000
Nexstar Broadcasting Group, Inc. Class A (a)	3,834	20,435
NTL, Inc. (a)	178,038	4,750,054
NTN Communications, Inc. (a)	16,316	26,269
Outdoor Channel Holdings, Inc. (a)	22,403	272,196
Paxson Communications Corp. Class A (a)	15,438	12,968
Penton Media, Inc. (a)	11,976	5,030
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	17,049	$ 164,352
Point.360 (a)	2,433	5,547
PRIMEDIA, Inc. (a)(d)	73,347	134,225
ProQuest Co. (a)(d)	14,343	170,969
R.H. Donnelley Corp.	36,076	1,977,686
Radio One, Inc. Class A (a)	82,131	605,305
Radio Unica Communications Corp. (a)	1,600	0
RCN Corp. (a)	25,965	682,101
Reading International, Inc. Class A (a)(d)	10,681	86,196
Regal Entertainment Group Class A (d)	33,181	642,716
Regent Communication, Inc. (a)(d)	13,099	54,623
Rentrak Corp. (a)	6,275	67,268
Saga Communications, Inc. Class A (a)(d)	5,932	59,854
Salem Communications Corp. Class A (a)	6,831	98,845
Scholastic Corp. (a)(d)	16,941	445,887
Sinclair Broadcast Group, Inc. Class A	29,981	255,138
Sirius Satellite Radio, Inc. (a)(d)	793,849	3,596,136
Spanish Broadcasting System, Inc. Class A (a)	18,581	101,452
SPAR Group, Inc. (a)	4,346	4,650
The DIRECTV Group, Inc. (a)	621,628	10,915,788
The McClatchy Co. Class A (d)	11,883	534,616
The Reader's Digest Association, Inc. (non-vtg.) (d)	72,743	1,035,133
Thomas Nelson, Inc.	9,200	273,700
TiVo, Inc. (a)(d)	43,101	272,829
Traffix, Inc.	3,088	17,540
Triple Crown Media, Inc. (a)(d)	2,789	22,340
Valassis Communications, Inc. (a)(d)	33,266	964,381
Value Line, Inc.	523	21,914
Warner Music Group Corp.	31,941	836,854
Washington Post Co. Class B	4,022	3,261,440
Westwood One, Inc.	53,716	430,802
World Wrestling Entertainment, Inc. Class A	11,638	207,738
WorldSpace, Inc. Class A (d)	15,523	73,579
WPT Enterprises, Inc. (a)(d)	6,993	36,224
XM Satellite Radio Holdings, Inc. Class A (a)	146,759	2,116,265
Young Broadcasting, Inc. Class A (a)	4,865	15,763
		83,346,664
Multiline Retail - 0.2%
99 Cents Only Stores (a)	34,348	384,011
Conn's, Inc. (a)(d)	6,864	198,507
Dollar Tree Stores, Inc. (a)	71,157	1,880,680
Duckwall-ALCO Stores, Inc. (a)	5,890	175,875
Fred's, Inc. Class A	25,065	364,946
Gottschalks, Inc. (a)	13,746	108,593
Retail Ventures, Inc. (a)	21,851	333,228
Saks, Inc. (d)	85,910	1,378,856

	Shares	Value
The Bon-Ton Stores, Inc.	6,038	$ 159,524
Tuesday Morning Corp. (d)	23,697	380,811
		5,365,031
Specialty Retail - 3.2%
A.C. Moore Arts & Crafts, Inc. (a)(d)	7,682	134,512
Aaron Rents, Inc.	26,238	708,426
Abercrombie & Fitch Co. Class A	59,698	3,453,529
Advance Auto Parts, Inc.	74,430	2,837,272
Aeropostale, Inc. (a)	36,326	898,705
America's Car Mart, Inc. (a)(d)	3,022	59,805
American Eagle Outfitters, Inc.	88,621	2,893,476
AnnTaylor Stores Corp. (a)	47,688	1,834,080
Asbury Automotive Group, Inc. (a)	11,092	231,379
Barnes & Noble, Inc.	37,048	1,414,493
bebe Stores, Inc.	12,614	187,192
Big 5 Sporting Goods Corp.	20,787	439,853
Big Dog Holdings, Inc. (a)	2,572	32,793
Blockbuster, Inc. Class A (d)	131,000	609,150
Books-A-Million, Inc.	7,672	114,313
Borders Group, Inc. (d)	49,515	1,027,931
Build-A-Bear Workshop, Inc. (a)(d)	5,718	169,825
Cabela's, Inc. Class A (a)(d)	23,226	414,120
Cache, Inc. (a)	6,059	105,851
CarMax, Inc. (a)(d)	71,574	2,276,769
Casual Male Retail Group, Inc. (a)(d)	25,375	247,406
Charlotte Russe Holding, Inc. (a)	9,874	209,625
Charming Shoppes, Inc. (a)	70,150	781,471
Chico's FAS, Inc. (a)	121,335	3,636,410
Christopher & Banks Corp.	28,650	771,831
Citi Trends, Inc. (d)	4,152	186,882
Claire's Stores, Inc.	58,295	1,583,875
Cost Plus, Inc. (a)(d)	14,259	215,453
CSK Auto Corp. (a)	28,658	364,243
Deb Shops, Inc.	3,517	102,978
Dick's Sporting Goods, Inc. (a)(d)	22,287	866,519
Dress Barn, Inc. (a)(d)	26,594	622,034
DSW, Inc. Class A	16,555	496,650
E Com Ventures, Inc. (a)	1,076	17,894
Emerging Vision, Inc. (a)	5,700	741
Finish Line, Inc. Class A	30,747	393,562
Finlay Enterprises, Inc. (a)	2,122	20,987
Foot Locker, Inc.	104,876	2,534,853
Franklin Covey Co. (a)	19,359	155,066
Gamestop Corp. Class A (a)(d)	38,565	1,655,981
Gander Mountain Co. (a)(d)	2,718	16,471
Genesco, Inc. (a)	13,891	488,824
Golf Galaxy, Inc.	6,501	112,597
Group 1 Automotive, Inc.	13,990	850,172
Guess?, Inc. (a)	13,986	579,860
Guitar Center, Inc. (a)(d)	18,090	871,034
Gymboree Corp. (a)	21,291	753,488
Hancock Fabrics, Inc. (d)	6,826	22,526
Haverty Furniture Companies, Inc.	20,972	294,027
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Hibbett Sporting Goods, Inc. (a)	23,699	$ 612,856
Hot Topic, Inc. (a)(d)	27,947	386,786
Jo-Ann Stores, Inc. (a)(d)	10,058	166,963
Jos. A. Bank Clothiers, Inc. (a)(d)	10,327	375,077
Kirkland's, Inc. (a)(d)	4,549	27,249
Lithia Motors, Inc. Class A (sub. vtg.)	14,522	464,704
Maidenform Brands, Inc.	15,537	192,659
Michaels Stores, Inc.	89,951	3,496,395
Midas, Inc. (a)	9,230	191,707
Monro Muffler Brake, Inc.	7,185	259,594
Mothers Work, Inc. (a)	1,684	44,761
Movie Gallery, Inc. (d)	14,422	71,966
New York & Co., Inc. (a)	16,878	200,342
O'Reilly Automotive, Inc. (a)	73,594	2,332,194
Pacific Sunwear of California, Inc. (a)	49,830	1,093,769
Payless ShoeSource, Inc. (a)	43,080	1,149,374
PETCO Animal Supplies, Inc. (a)	31,654	669,799
PETsMART, Inc.	99,368	2,651,138
Pick Ups Plus, Inc. (a)	73	2
Pier 1 Imports, Inc. (d)	52,278	443,840
Pomeroy IT Solutions, Inc. (a)	3,930	28,807
Rent-A-Center, Inc. (a)	50,832	1,208,785
Rent-Way, Inc. (a)(d)	33,797	243,676
Restoration Hardware, Inc. (a)(d)	42,873	277,817
Rex Stores Corp. (a)	2,776	40,974
Ross Stores, Inc.	98,083	2,770,845
Select Comfort Corp. (a)(d)	21,930	718,427
Sharper Image Corp. (a)(d)	4,600	62,376
Shoe Carnival, Inc. (a)	3,930	91,530
Sonic Automotive, Inc. Class A (sub. vtg.)	19,823	474,364
Stage Stores, Inc.	22,980	747,999
Stein Mart, Inc.	15,865	245,908
Talbots, Inc.	13,392	284,848
The Bombay Company, Inc. (a)(d)	12,084	27,793
The Buckle, Inc.	7,245	300,088
The Cato Corp. Class A (sub. vtg.)	25,770	607,914
The Children's Place Retail Stores, Inc. (a)(d)	11,746	683,265
The Men's Wearhouse, Inc.	31,792	1,076,795
The Pantry, Inc. (a)	14,229	822,436
The Pep Boys - Manny, Moe & Jack	29,619	401,337
Too, Inc. (a)	23,021	943,861
Tractor Supply Co. (a)	21,621	1,202,344
Trans World Entertainment Corp. (a)	16,560	99,194
Tweeter Home Entertainment Group, Inc. (a)	5,520	38,254
United Auto Group, Inc.	13,193	555,953
United Retail Group, Inc. (a)	2,807	39,859
Urban Outfitters, Inc. (a)	77,298	1,435,424
West Marine, Inc. (a)(d)	7,073	101,568
Wet Seal, Inc. Class A (a)(d)	48,133	219,005

	Shares	Value
Williams-Sonoma, Inc.	61,409	$ 2,219,935
Wilsons Leather Experts, Inc. (a)(d)	22,999	83,946
Winmark Corp. (a)	2,614	68,670
Zale Corp. (a)(d)	33,409	784,443
Zumiez, Inc.	8,000	268,720
		72,705,269
Textiles, Apparel & Luxury Goods - 0.7%
Ashworth, Inc. (a)	4,840	43,657
Brown Shoe Co., Inc.	17,619	619,836
Carter's, Inc. (a)	10,764	629,048
Charles & Colvard Ltd.	5,525	59,118
Cherokee, Inc.	10,151	383,606
Columbia Sportswear Co. (a)(d)	9,033	427,532
Crocs, Inc. (d)	9,177	210,245
Culp, Inc. (a)	4,772	22,238
Cutter & Buck, Inc.	14,375	170,488
Deckers Outdoor Corp. (a)(d)	7,253	257,191
Delta Apparel, Inc.	6,654	115,846
Delta Woodside Industries, Inc. (a)	200	50
Everlast Worldwide, Inc. (a)	200	2,260
Forward Industries, Inc. (NY Shares) (a)(d)	5,267	26,546
Fossil, Inc. (a)	36,621	667,601
G-III Apparel Group Ltd. (a)	6,864	60,884
Hampshire Group Ltd. (a)	1,872	34,726
Hartmarx Corp. (a)	12,514	93,480
Iconix Brand Group, Inc. (a)	21,256	339,458
Innovo Group, Inc. (a)(d)	3,410	2,523
K-Swiss, Inc. Class A	10,498	276,937
Kellwood Co.	18,957	591,269
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	6,696	164,521
Mossimo, Inc. (a)	2,730	21,021
Movado Group, Inc.	17,220	321,842
Oxford Industries, Inc.	8,404	338,849
Perry Ellis International, Inc. (a)	2,111	51,002
Phillips-Van Heusen Corp.	27,954	990,969
Polo Ralph Lauren Corp. Class A	38,404	2,169,826
Quaker Fabric Corp. (a)(d)	5,848	9,357
Quiksilver, Inc. (a)(d)	85,791	1,068,956
Rocky Brands, Inc. (a)(d)	2,631	62,618
Russell Corp.	20,101	366,843
Samsonite Corp. (a)(d)	230,193	253,212
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	17,142	460,434
Sport-Haley, Inc.	100	511
Steven Madden Ltd.	18,811	601,576
Stride Rite Corp.	28,006	352,596
Superior Uniform Group, Inc.	4,343	56,025
Tandy Brands Accessories, Inc.	1,058	10,897
Tarrant Apparel Group (a)(d)	9,692	17,252
Timberland Co. Class A (a)	36,566	1,010,319
True Religion Apparel, Inc. (a)(d)	10,785	183,561
Under Armour, Inc. Class A (sub. vtg.) (d)	15,681	559,812
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Unifi, Inc. (a)	31,529	$ 108,775
Unifirst Corp.	7,281	233,356
Volcom, Inc.	13,237	424,511
Warnaco Group, Inc. (a)	30,105	541,589
Weyco Group, Inc.	9,210	187,976
Wolverine World Wide, Inc. (d)	40,936	939,072
Xerium Technologies, Inc.	8,793	86,083
		16,627,900
TOTAL CONSUMER DISCRETIONARY		348,091,105
CONSUMER STAPLES - 2.5%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	12,401	335,199
Coca-Cola Bottling Co. Consolidated	2,129	104,002
Hansen Natural Corp. (a)(d)	10,264	1,897,506
Jones Soda Co. (a)(d)	14,150	151,122
MGP Ingredients, Inc.	3,212	91,478
National Beverage Corp.	11,130	144,913
PepsiAmericas, Inc.	47,242	1,054,914
Vermont Pure Holdings Ltd. (a)	4,384	7,277
		3,786,411
Food & Staples Retailing - 0.4%
Andersons, Inc.	4,023	415,495
Arden Group, Inc. Class A	749	73,132
BJ's Wholesale Club, Inc. (a)	45,091	1,330,185
Casey's General Stores, Inc.	35,708	799,502
Central European Distribution Corp. (a)	12,519	400,858
Foodarama Supermarkets (a)	590	30,975
Ingles Markets, Inc. Class A	7,689	132,789
Longs Drug Stores Corp.	20,898	962,144
Marsh Supermarkets, Inc. Class B	3,767	47,427
Nash-Finch Co. (d)	9,067	210,626
Pathmark Stores, Inc. (a)	20,086	187,804
Performance Food Group Co. (a)(d)	25,594	834,108
Pricesmart, Inc. (a)	21,057	261,947
Rite Aid Corp. (a)(d)	351,013	1,649,761
Ruddick Corp.	28,549	669,189
Smart & Final, Inc. (a)	8,436	144,677
Spartan Stores, Inc.	26,862	355,922
The Great Atlantic & Pacific Tea Co.	9,076	228,715
Topps Co., Inc. (d)	25,992	212,355
United Natural Foods, Inc. (a)(d)	26,942	891,780
Weis Markets, Inc.	6,612	264,744
Wild Oats Markets, Inc. (a)(d)	19,713	314,422
		10,418,557
Food Products - 1.3%
Alico, Inc. (d)	3,393	186,615
American Italian Pasta Co. Class A (d)	10,263	75,228
Bridgford Foods Corp. (a)(d)	4,789	29,021

	Shares	Value
Bunge Ltd. (d)	75,527	$ 4,274,828
Calavo Growers, Inc.	7,029	75,562
Chiquita Brands International, Inc.	29,027	415,376
Corn Products International, Inc. (d)	48,707	1,299,503
Darling International, Inc. (a)	39,866	160,660
Del Monte Foods Co.	136,967	1,621,689
Delta & Pine Land Co.	23,202	657,081
Diamond Foods, Inc.	6,125	88,078
Farmer Brothers Co.	6,050	122,634
Flowers Foods, Inc.	37,748	1,097,334
Fresh Del Monte Produce, Inc. (d)	16,390	286,661
Galaxy Nutritional Foods, Inc. (a)(d)	5,579	3,068
Gardenburger, Inc. (a)	5,600	20
Gold Kist, Inc. Delaware (a)	40,890	612,941
Green Mountain Coffee Roasters, Inc. (a)	2,713	107,109
Griffin Land & Nurseries, Inc. (a)	1,112	34,861
Hain Celestial Group, Inc. (a)(d)	28,137	722,277
Hines Horticulture, Inc. (a)	5,290	19,203
Hormel Foods Corp.	50,793	1,823,977
Imperial Sugar Co.	5,134	119,417
J&J Snack Foods Corp.	8,332	269,540
John B. Sanfilippo & Son, Inc. (a)(d)	4,719	65,169
Kraft Foods, Inc. Class A (d)	170,575	5,646,033
Lancaster Colony Corp.	20,111	783,726
Lance, Inc.	24,450	582,399
Lifeway Foods, Inc. (a)(d)	4,862	52,412
Maui Land & Pineapple, Inc. (a)(d)	3,029	110,710
Monterey Gourmet Foods, Inc. (a)	4,304	28,708
Omega Protein Corp. (a)	5,131	31,402
Peet's Coffee & Tea, Inc. (a)	10,925	316,716
Pilgrims Pride Corp. Class B (d)	28,593	772,869
Poore Brothers, Inc. (a)	3,448	9,241
Premium Standard Farms, Inc.	13,982	232,241
Ralcorp Holdings, Inc. (a)	19,924	833,022
Reddy Ice Holdings, Inc.	14,055	291,360
Sanderson Farms, Inc. (d)	9,699	296,983
Seaboard Corp.	243	318,816
Smithfield Foods, Inc. (a)(d)	62,132	1,727,891
Tasty Baking Co.	4,304	38,994
The J.M. Smucker Co.	42,193	1,749,322
Tootsie Roll Industries, Inc. (d)	19,338	586,522
TreeHouse Foods, Inc. (a)	23,604	589,864
		29,167,083
Household Products - 0.2%
Central Garden & Pet Co. Class A (a)	11,247	470,912
Church & Dwight Co., Inc.	41,231	1,490,501
Energizer Holdings, Inc. (a)	42,807	2,237,094
Katy Industries, Inc. (a)	1,778	5,476
Oil-Dri Corp. of America	4,520	81,134
Orchids Paper Products Co.	5,083	76,093
Spectrum Brands, Inc. (a)(d)	28,099	435,535
WD-40 Co.	12,405	403,535
		5,200,280
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.2%
Carrington Laboratories, Inc. (a)(d)	5,146	$ 21,871
Chattem, Inc. (a)	9,478	332,488
Elizabeth Arden, Inc. (a)	13,382	272,993
Herbalife Ltd. (a)	24,534	962,960
Integrated Biopharma, Inc. (a)(d)	2,198	17,144
Inter Parfums, Inc.	7,365	131,907
Mannatech, Inc. (d)	7,829	109,528
MediFast, Inc. (a)(d)	7,496	134,928
Natural Health Trends Corp. (a)(d)	8,588	39,934
NBTY, Inc. (a)	39,939	1,047,201
Nu Skin Enterprises, Inc. Class A	32,176	552,140
Parlux Fragrances, Inc. (a)(d)	6,559	180,766
Playtex Products, Inc. (a)	21,944	252,356
Prestige Brands Holdings, Inc. (a)(d)	27,948	301,279
Reliv International, Inc.	10,690	118,659
Revlon, Inc. Class A (sub. vtg.) (a)(d)	149,995	446,985
Schiff Nutrition International, Inc. (a)	11,731	79,653
USANA Health Sciences, Inc. (a)(d)	7,765	292,042
		5,294,834
Tobacco - 0.2%
Alliance One International, Inc.	73,751	318,604
Loews Corp. - Carolina Group	61,727	2,866,602
Star Scientific, Inc. (a)(d)	16,374	44,537
Universal Corp.	19,359	713,573
Vector Group Ltd. (d)	17,268	289,930
		4,233,246
TOTAL CONSUMER STAPLES		58,100,411
ENERGY - 8.9%
Energy Equipment & Services - 3.5%
Allis-Chalmers Energy, Inc. (d)	11,219	143,940
Atwood Oceanics, Inc. (a)	16,502	804,803
Basic Energy Services, Inc.	9,443	310,297
Bolt Technology Corp. (a)	6,415	77,686
Bristow Group, Inc. (a)	15,654	563,701
Bronco Drilling Co., Inc.	9,444	197,380
Cameron International Corp. (a)	75,415	3,536,964
Carbo Ceramics, Inc.	12,671	636,971
Complete Production Services, Inc.	21,000	502,950
Dawson Geophysical Co. (a)	4,846	167,526
Diamond Offshore Drilling, Inc. (d)	40,126	3,440,403
Dresser-Rand Group, Inc.	33,828	817,284
Dril-Quip, Inc. (a)	7,548	594,254
ENSCO International, Inc.	102,903	5,144,121
FMC Technologies, Inc. (a)	46,019	3,071,308
Global Industries Ltd. (a)	59,058	1,146,316
GlobalSantaFe Corp.	162,022	9,742,383
Grant Prideco, Inc. (a)(d)	86,962	4,177,654
Grey Wolf, Inc. (a)(d)	129,866	993,475
Gulf Island Fabrication, Inc.	8,203	188,095

	Shares	Value
Gulfmark Offshore, Inc. (a)	14,032	$ 353,045
Hanover Compressor Co. (a)	65,089	1,169,649
Helix Energy Solutions Group, Inc. (a)(d)	49,486	1,754,774
Helmerich & Payne, Inc.	31,942	2,100,506
Hercules Offshore, Inc.	15,056	550,598
Hornbeck Offshore Services, Inc. (a)	16,230	574,542
Hydril Co. (a)	13,876	1,039,174
Hyperdynamics Corp. (a)(d)	30,744	70,711
Infinity Energy Resources, Inc. (a)(d)	5,988	40,718
Input/Output, Inc. (a)(d)	63,629	614,656
Lone Star Technologies, Inc. (a)	20,398	989,303
Lufkin Industries, Inc.	9,500	574,655
Matrix Service Co. (a)	16,669	197,361
Maverick Tube Corp. (a)(d)	28,733	1,384,931
Metretek Technologies, Inc. (a)(d)	2,400	34,296
Mitcham Industries, Inc. (a)	6,187	91,196
NATCO Group, Inc. Class A (a)	10,044	308,853
Natural Gas Services Group, Inc. (a)	9,872	155,978
Newpark Resources, Inc. (a)(d)	63,182	371,510
NS Group, Inc. (a)	13,541	675,967
Oceaneering International, Inc. (a)	16,877	1,265,775
Oil States International, Inc. (a)	18,420	639,911
Parker Drilling Co. (a)	74,038	546,400
Particle Drilling Technologies, Inc. (a)	18,049	68,586
Patterson-UTI Energy, Inc.	118,357	3,538,874
PHI, Inc. (non-vtg.) (a)	12,064	419,586
Pioneer Drilling Co. (a)	34,852	493,853
Pride International, Inc. (a)	104,307	3,374,331
Royale Energy, Inc. (a)(d)	5,582	32,097
RPC, Inc.	21,778	509,387
SEACOR Holdings, Inc. (a)	12,125	988,188
Smith International, Inc.	144,740	5,928,550
Sulphco, Inc. (a)(d)	15,000	145,500
Superior Energy Services, Inc. (a)	49,752	1,636,841
Superior Well Services, Inc.	8,767	278,615
T-3 Energy Services, Inc. (a)	4,721	113,493
TETRA Technologies, Inc. (a)	44,788	1,300,644
TGC Industries, Inc.	12,138	138,252
Tidewater, Inc.	35,616	1,806,444
TODCO Class A	39,753	1,755,890
Trico Marine Services, Inc. (a)	12,275	396,483
Union Drilling, Inc.	10,737	159,874
Unit Corp. (a)	29,156	1,747,028
Universal Compression Holdings, Inc. (a)	21,740	1,263,529
Veritas DGC, Inc. (a)	23,383	1,104,379
W-H Energy Services, Inc. (a)	18,543	1,044,713
Warrior Energy Service Corp. (a)	5,840	153,125
		80,160,282
Oil, Gas & Consumable Fuels - 5.4%
Abraxas Petroleum Corp. (a)(d)	25,751	121,287
Adams Resources & Energy, Inc.	12,021	377,940
Alliance Resource Partners LP	6,950	257,289
Alon USA Energy, Inc.	26,000	881,920
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Alpha Natural Resources, Inc. (a)	37,396	$ 806,258
American Oil & Gas, Inc. NV (a)(d)	26,960	119,972
APCO Argentina, Inc.	2,706	222,650
Arch Coal, Inc.	97,383	4,709,442
Arena Resources, Inc. (a)(d)	8,160	250,594
Arlington Tankers Ltd.	14,838	320,056
Atlas America, Inc. (a)	14,290	651,624
ATP Oil & Gas Corp. (a)(d)	14,552	610,893
Barnwell Industries, Inc.	3,174	69,352
Berry Petroleum Co. Class A	13,836	859,216
Bill Barrett Corp. (a)	19,676	631,600
Bois d'Arc Energy LLC	20,456	321,159
BP Prudhoe Bay Royalty Trust (d)	8,577	629,981
Brigham Exploration Co. (a)	34,475	265,458
Buckeye Partners LP	8,566	372,278
Cabot Oil & Gas Corp.	32,468	1,424,371
Callon Petroleum Co. (a)	15,101	269,704
Cano Petroleum, Inc. (a)	10,000	55,100
Carrizo Oil & Gas, Inc. (a)	17,178	484,076
Chaparral Resources, Inc. (a)	13,947	80,195
Cheniere Energy, Inc. (a)(d)	35,946	1,399,378
Cimarex Energy Co.	56,518	2,292,370
Clayton Williams Energy, Inc. (a)	4,863	193,547
CNX Gas Corp. (a)	19,710	560,552
Comstock Resources, Inc. (a)	30,629	868,026
CONSOL Energy, Inc.	62,218	5,490,739
Contango Oil & Gas Co. (a)	11,192	145,496
Copano Energy LLC	14,952	697,660
CREDO Petroleum Corp. (a)	2,128	45,092
Cross Timbers Royalty Trust	1,715	72,733
Crosstex Energy LP	846	29,069
Crosstex Energy, Inc.	11,000	992,970
Delek US Holdings, Inc.	8,621	127,591
Delta Petroleum Corp. (a)	32,436	557,899
Denbury Resources, Inc. (a)	77,863	2,460,471
Dorchester Minerals LP	6,550	164,405
Double Eagle Petroleum Co. (a)	8,444	143,632
Double Hull Tankers, Inc.	13,844	176,511
Edge Petroleum Corp. (a)	10,892	225,573
Enbridge Energy Management LLC (d)	2,882	122,254
Encore Acquisition Co. (a)	33,671	894,302
Endeavor International Corp. (a)(d)	74,100	201,552
Energy Partners Ltd. (a)(d)	21,381	453,277
Enterprise Products Partners LP	65,000	1,638,000
EXCO Resources, Inc.	42,802	513,624
Forest Oil Corp. (a)	35,170	1,147,949
Foundation Coal Holdings, Inc.	24,423	1,107,095
Frontier Oil Corp.	43,000	2,408,000
FX Energy, Inc. (a)(d)	24,929	120,906
Gasco Energy, Inc. (a)(d)	60,806	271,803
General Maritime Corp.	25,371	789,546

	Shares	Value
Giant Industries, Inc. (a)	15,000	$ 948,000
GMX Resources, Inc. (a)	6,855	250,893
Goodrich Petroleum Corp. (a)(d)	12,161	297,945
Green Plains Renewable Energy, Inc. (a)	3,244	113,540
GSV, Inc. (a)(d)	700	84
Gulfport Energy Corp. (a)	14,910	198,601
Harken Energy Corp. (a)	45,664	32,421
Harvest Natural Resources, Inc. (a)	30,944	427,337
Holly Corp.	19,077	1,591,594
Holly Energy Partners LP	6,668	267,520
Houston Exploration Co. (a)	18,119	965,562
Hugoton Royalty Trust	8,323	230,381
Inergy LP	2,246	59,407
International Coal Group, Inc. (a)	81,153	716,581
James River Coal Co. (a)(d)	9,436	299,404
K-Sea Transn Partners L P	4,670	145,237
KCS Energy, Inc. (a)	34,462	971,139
KFX, Inc. (a)(d)	49,052	691,633
Kinder Morgan Management LLC	43,289	1,881,773
Linn Energy LLC	7,996	160,640
Magellan Midstream Partners LP	6,924	239,847
Mariner Energy, Inc. (a)	52,139	890,534
Maritrans, Inc.	13,771	355,154
Markwest Energy Partners LP	1,943	83,549
Markwest Hydrocarbon, Inc.	13,932	314,167
Massey Energy Co.	57,534	2,147,169
McMoRan Exploration Co. (a)(d)	14,526	245,925
Meridian Resource Corp. (a)	58,885	189,610
National Energy Group, Inc. (a)	5,079	32,506
Natural Resource Partners LP	2,339	128,130
Newfield Exploration Co. (a)	84,432	3,607,779
NGAS Resources, Inc. (a)(d)	16,181	134,302
Noble Energy, Inc.	119,391	5,188,733
OMI Corp. (d)	51,773	965,049
Overseas Shipholding Group, Inc.	21,218	1,089,544
Pacific Energy Partners LP	2,620	82,006
Pacific Ethanol, Inc. (a)(d)	13,922	405,269
Panhandle Royalty Co. Class A (d)	14,442	292,451
Parallel Petroleum Corp. (a)	21,371	516,751
Peabody Energy Corp.	176,471	11,001,202
Penn Octane Corp. (a)	4,809	2,356
Penn Virginia Corp.	12,425	843,658
Penn Virginia Resource Partners LP	5,104	131,734
Petrohawk Energy Corp. (a)(d)	54,833	643,191
Petroleum Development Corp. (a)	11,924	434,511
Petroquest Energy, Inc. (a)	30,204	314,424
Pioneer Natural Resources Co. (d)	89,340	3,645,965
Plains Exploration & Production Co. (a)(d)	54,543	1,947,185
Pogo Producing Co.	36,222	1,632,163
Quest Resource Corp. (a)(d)	16,547	255,651
Quicksilver Resources, Inc. (a)(d)	37,291	1,307,795
Range Resources Corp.	88,852	2,301,267
Remington Oil & Gas Corp. (a)	15,181	642,764
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Rentech, Inc. (a)	68,016	$ 306,752
Rio Vista Energy Partners LP	601	3,011
Rosetta Resources, Inc. (a)(d)	33,228	584,148
Ship Finance International Ltd. (NY Shares)	36,149	614,533
Southwestern Energy Co. (a)	111,811	3,611,495
St. Mary Land & Exploration Co. (d)	38,537	1,506,411
Stone Energy Corp. (a)	16,100	802,585
Sunoco Logistics Partners LP	2,807	120,561
Swift Energy Co. (a)	17,337	696,254
Syntroleum Corp. (a)(d)	20,072	130,669
TC Pipelines LP	5,010	163,276
Teekay Shipping Corp.	31,916	1,188,871
TEPPCO Partners LP	18,928	712,450
Tesoro Corp.	50,000	3,405,500
The Exploration Co. of Delaware, Inc. (a)(d)	25,348	233,709
Toreador Resources Corp. (a)(d)	8,042	229,197
Transmeridian Exploration, Inc. (a)(d)	30,106	189,668
TransMontaigne, Inc. (a)	50,020	575,230
Tri-Valley Corp. (a)(d)	35,638	321,098
Ultra Petroleum Corp. (a)	103,629	5,963,849
US Energy Corp. (a)(d)	20,737	95,390
USEC, Inc.	59,260	714,676
Vaalco Energy, Inc. (a)	42,892	302,818
Valero LP	2,901	149,343
W&T Offshore, Inc. (d)	13,308	510,628
Warren Resources, Inc. (a)(d)	37,453	467,788
Western Gas Resources, Inc.	51,000	2,499,510
Western Refining, Inc.	39,393	705,135
Westmoreland Coal Co. (a)	7,132	206,043
Whiting Petroleum Corp. (a)	26,205	991,859
World Fuel Services Corp.	28,500	1,423,575
		122,792,502
TOTAL ENERGY		202,952,784
FINANCIALS - 24.6%
Capital Markets - 1.4%
A.G. Edwards, Inc.	50,020	2,681,072
Affiliated Managers Group, Inc. (a)(d)	22,563	2,035,183
BlackRock, Inc. Class A	9,997	1,339,598
Calamos Asset Management, Inc. Class A	15,211	483,558
Cohen & Steers, Inc. (d)	6,504	159,868
Eaton Vance Corp. (non-vtg.)	93,023	2,466,970
Epoch Holding Corp. (a)	5,333	26,665
FirstCity Financial Corp. (a)	5,260	59,806
GAMCO Investors, Inc. Class A	2,893	102,441
GFI Group, Inc. (a)	3,376	183,519
Greenhill & Co., Inc.	9,578	568,933

	Shares	Value
Investment Technology Group, Inc. (a)	30,367	$ 1,436,359
Investors Financial Services Corp.	42,673	1,866,517
Jefferies Group, Inc. (d)	66,592	1,947,150
Knight Capital Group, Inc. Class A (a)	78,381	1,208,635
LaBranche & Co., Inc. (a)(d)	42,155	545,486
Ladenburg Thalmann Financial Services, Inc. (a)(d)	3,489	4,326
MarketAxess Holdings, Inc. (a)(d)	14,835	162,443
MCF Corp. (a)	74,734	76,229
National Holdings Corp. (a)	1,000	1,350
Nuveen Investments, Inc. Class A	53,529	2,403,987
optionsXpress Holdings, Inc.	23,257	670,034
Piper Jaffray Companies (a)(d)	14,962	946,945
Raymond James Financial, Inc.	61,329	1,797,553
Sanders Morris Harris Group, Inc.	8,833	136,470
SEI Investments Co.	44,316	2,011,503
Siebert Financial Corp. (a)	7,668	20,704
Stifel Financial Corp. (a)(d)	3,778	140,239
SWS Group, Inc.	14,863	345,267
TD Ameritrade Holding Corp.	214,879	3,652,943
Thomas Weisel Partners Group, Inc. (d)	6,216	136,566
TradeStation Group, Inc. (a)	23,223	323,032
W.P. Stewart & Co. Ltd.	19,230	355,755
Waddell & Reed Financial, Inc. Class A	55,291	1,231,883
Westwood Holdings Group, Inc.	3,071	56,814
		31,585,803
Commercial Banks - 5.1%
1st Source Corp.	6,554	186,986
Abigail Adams National Bancorp, Inc.	3,050	42,853
Alabama National Bancorp, Delaware	11,256	760,005
Amcore Financial, Inc.	13,595	409,889
American National Bankshares, Inc.	2,434	55,349
AmericanWest Bancorp	6,795	158,459
Ameris Bancorp	12,734	271,234
AmeriServ Financial, Inc. (a)	8,597	42,985
Ames National Corp. (d)	14,284	329,532
Arrow Financial Corp.	5,947	148,199
Associated Banc-Corp.	84,206	2,783,850
BancFirst Corp.	5,680	254,180
Bancorp, Inc., Delaware (a)	13,627	312,876
BancorpSouth, Inc.	51,585	1,342,242
BancTrust Financial Group, Inc.	4,917	106,601
Bank of Granite Corp.	5,074	97,015
Bank of Hawaii Corp.	32,866	1,667,292
Bank of Marin, California (d)	4,442	145,920
Bank of the Ozarks, Inc. (d)	5,292	170,773
BankFinancial Corp.	14,566	233,056
Banner Corp.	12,592	464,645
Bar Harbor Bankshares	2,569	74,732
BOK Financial Corp.	16,857	827,510
Boston Private Financial Holdings, Inc.	23,964	718,920
Bryn Mawr Bank Corp.	2,058	45,482
Capital Bank Corp. (d)	4,787	78,746
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Capital City Bank Group, Inc.	9,046	$ 298,699
Capital Corp. of the West	8,704	288,364
Capitol Bancorp Ltd.	9,607	393,503
Cardinal Financial Corp.	17,899	217,652
Cascade Bancorp	11,948	337,531
Cascade Financial Corp.	9,915	158,243
Cathay General Bancorp	29,625	1,063,241
Centennial Bank Holdings, Inc., Delaware (a)(d)	46,113	502,632
Center Bancorp, Inc. (d)	9,529	125,592
Center Financial Corp., California	12,368	288,545
Central Pacific Financial Corp.	19,330	695,300
Century Bancorp, Inc. Class A (non-vtg.)	2,001	53,827
Chemical Financial Corp.	19,387	566,294
Chittenden Corp.	30,904	835,953
Citizens & Northern Corp. (d)	6,628	138,260
Citizens Banking Corp., Michigan	31,632	842,676
Citizens Financial Services, Inc.	1,500	36,000
City Holding Co.	8,606	311,193
City National Corp.	24,743	1,799,558
CoBiz, Inc.	10,647	222,203
Colonial Bancgroup, Inc.	97,737	2,605,668
Colony Bankcorp, Inc. (d)	4,000	71,920
Columbia Bancorp, Oregon	11,500	276,920
Columbia Banking Systems, Inc.	9,470	318,192
Commerce Bancorp, Inc., New Jersey (d)	114,730	4,507,742
Commerce Bancshares, Inc.	40,645	2,101,753
Commercial Bankshares, Inc.	2,677	94,177
Community Bancorp, Inc. Escon California	3,266	136,780
Community Bank of Nevada (a)	3,329	105,829
Community Bank System, Inc.	22,072	427,976
Community Banks, Inc. (d)	20,022	515,567
Community Bankshares, Inc., South Carolina	3,531	55,790
Community Capital Corp.	1,900	40,679
Community Trust Bancorp, Inc.	8,277	281,666
Cullen/Frost Bankers, Inc.	32,395	1,836,797
CVB Financial Corp. (d)	36,783	595,885
East West Bancorp, Inc.	33,533	1,339,643
Eastern Virgina Bankshares, Inc.	3,012	66,340
Enterprise Financial Services Corp. (d)	9,184	237,315
EuroBancshares, Inc. (a)	10,674	105,352
Exchange National Bancshares, Inc.	5,406	154,449
Farmers Capital Bank Corp.	5,002	148,109
Fidelity Southern Corp.	4,918	86,213
Financial Institutions, Inc.	5,570	105,496
First Bancorp, North Carolina	11,778	247,456
First Bancorp, Puerto Rico	58,615	623,077
First Charter Corp.	23,877	571,615
First Citizen Bancshares, Inc.	3,625	684,436

	Shares	Value
First Commonwealth Financial Corp. (d)	59,953	$ 785,384
First Community Bancorp, California	10,642	617,875
First Financial Bancorp, Ohio (d)	38,308	621,739
First Financial Bankshares, Inc.	12,289	429,501
First Financial Corp., Indiana	6,060	185,375
First Indiana Corp.	6,395	167,677
First M&F Corp.	1,684	33,149
First Mariner Bancorp, Inc. (a)	999	19,231
First Merchants Corp.	13,779	326,700
First Midwest Bancorp, Inc., Delaware	31,234	1,098,187
First Oak Brook Bancshares, Inc. (d)	3,857	141,513
First of Long Island Corp.	936	39,640
First Regional Bancorp (a)(d)	1,346	114,881
First Republic Bank, California	16,400	689,128
First Security Group, Inc.	5,000	60,450
First South Bancorp, Inc., Virginia (d)	5,916	173,339
First State Bancorp.	12,359	288,706
First United Corp.	5,930	126,783
FirstMerit Corp.	53,862	1,239,365
Flag Financial Corp.	18,529	390,591
FNB Corp., North Carolina	7,866	146,544
FNB Corp., Pennsylvania (d)	48,149	776,643
FNB Corp., Virginia	3,618	122,650
FNB Financial Services Corp.	4,785	71,536
Frontier Financial Corp., Washington	23,434	800,974
Fulton Financial Corp.	124,680	1,953,736
GB&T Bancshares, Inc. (d)	8,000	172,560
German American Bancorp, Inc.	5,749	76,174
Glacier Bancorp, Inc.	21,982	643,193
Great Lakes Bancorp, Inc. (a)	10,319	182,130
Great Southern Bancorp, Inc.	5,120	135,680
Greater Bay Bancorp	32,296	962,744
Greater Community Bancorp	4,313	65,989
Hancock Holding Co.	15,250	822,585
Hanmi Financial Corp.	30,770	589,861
Harleysville National Corp., Pennsylvania	19,771	395,618
Harrington West Financial Group, Inc.	4,000	64,600
Heartland Financial USA, Inc. (d)	10,000	251,500
Heritage Commerce Corp.	8,124	195,382
Heritage Financial Corp., Washington	4,130	103,250
IBERIABANK Corp.	4,708	286,670
Independent Bank Corp., Massachusetts	11,103	353,408
Independent Bank Corp., Michigan	12,296	331,377
Integra Bank Corp.	9,801	221,209
Interchange Financial Services Corp. (d)	11,917	267,894
International Bancshares Corp.	38,765	1,104,803
Intervest Bancshares Corp. Class A (a)	3,943	158,666
Irwin Financial Corp.	8,888	183,093
Lakeland Bancorp, Inc. (d)	14,000	195,580
Lakeland Financial Corp.	10,412	236,769
Leesport Financial Corp.	1,954	44,727
LSB Bancshares, Inc.	6,571	118,241
Macatawa Bank Corp. (d)	11,025	356,108
Main Street Banks, Inc.	5,593	153,696
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
MainSource Financial Group, Inc.	14,638	$ 248,846
MB Financial, Inc.	18,021	649,837
MBT Financial Corp. (d)	10,000	163,200
Mercantile Bancorp, Inc., Illinois	1,192	76,407
Mercantile Bank Corp. (d)	8,371	336,514
Mercantile Bankshares Corp.	82,708	2,973,353
Merchants Bancshares, Inc.	2,649	64,437
Merrill Merchants Bancshares, Inc.	2,503	59,842
Metrocorp Bancshares, Inc.	2,855	87,363
Mid-State Bancshares	14,138	373,809
Midsouth Bancorp, Inc. (d)	2,653	74,337
Midwest Banc Holdings, Inc.	10,162	226,511
MidWestOne Financial Group, Inc.	3,499	67,356
Nara Bancorp, Inc.	10,184	197,570
National Penn Bancshares, Inc. (d)	31,086	591,877
NBC Capital Corp.	15,524	312,032
NBT Bancorp, Inc.	24,577	541,923
Nexity Financial Corp.	5,000	66,150
North Valley Bancorp	4,804	81,668
Northern Empire Bancshares (d)	3,270	74,850
Northern States Financial Corp.	2,836	55,302
Northrim Bancorp, Inc.	936	23,531
Oak Hill Financial, Inc.	1,403	38,821
Ohio Valley Banc Corp.	6,000	150,900
Old National Bancorp, Indiana	47,788	916,574
Old Second Bancorp, Inc.	8,393	252,797
Omega Financial Corp. (d)	7,364	235,574
Oriental Financial Group, Inc.	11,839	147,040
PAB Bankshares, Inc.	7,746	150,582
Pacific Capital Bancorp	30,823	1,059,695
Pacific Mercantile Bancorp (a)	7,285	132,951
Park National Corp. (d)	8,944	849,233
Peapack-Gladstone Financial Corp. (d)	4,448	108,264
Pennsylvania Communication Bancorp, Inc. (a)(d)	3,180	87,673
Peoples Bancorp, Inc.	5,422	154,419
Peoples Banctrust Co., Inc.	1,053	20,428
Peoples Financial Corp., Mississippi	4,312	91,458
Pinnacle Financial Partners, Inc. (a)	14,923	419,933
Placer Sierra Bancshares	6,716	161,385
Popular, Inc.	170,913	3,310,585
Preferred Bank, Los Angeles California	2,365	124,967
Premier Community Bankshares, Inc. (d)	1,057	22,514
PremierWest Bancorp	17,727	253,319
Princeton National Bancorp, Inc.	2,512	84,428
PrivateBancorp, Inc.	16,540	729,083
Prosperity Bancshares, Inc.	24,144	779,610
Provident Bankshares Corp.	24,064	848,978
QCR Holdings, Inc.	4,300	78,432
R&G Financial Corp. Class B	13,850	126,035
Renasant Corp. (d)	9,680	366,194

	Shares	Value
Republic Bancorp, Inc.	65,792	$ 715,159
Republic Bancorp, Inc., Kentucky Class A	7,717	157,967
Republic First Bancorp, Inc.	6,564	88,942
Royal Bancshares of Pennsylvania, Inc. Class A	2,480	56,420
S&T Bancorp, Inc.	18,285	624,250
S.Y. Bancorp, Inc.	6,778	175,144
Sandy Spring Bancorp, Inc.	10,316	362,401
Santander Bancorp	1,969	45,917
Savannah Bancorp, Inc.	3,165	117,896
SCBT Financial Corp.	6,000	202,740
Seacoast Banking Corp., Florida	7,060	199,021
Security Bank Corp., Georgia (d)	7,718	170,877
Shore Bancshares, Inc.	3,876	166,668
Signature Bank, New York (a)	16,986	606,910
Simmons First National Corp. Class A	9,580	252,912
Sky Financial Group, Inc.	73,453	1,806,944
South Financial Group, Inc.	49,688	1,378,842
Southside Bancshares, Inc.	19,092	373,440
Southwest Bancorp, Inc., Oklahoma	9,075	217,891
Southwest Community Bancorp (d)	2,000	75,600
Southwest Georgia Financial Corp.	2,582	57,191
State Bancorp, Inc., New York (d)	2,592	41,887
State National Bancshares, Inc.	5,000	143,050
Sterling Bancorp, New York	16,378	302,174
Sterling Bancshares, Inc. (d)	29,025	496,037
Sterling Financial Corp., Pennsylvania	15,767	335,679
Sterling Financial Corp., Washington	23,355	701,584
Suffolk Bancorp	7,466	228,833
Summit Bancshares, Inc.	5,340	107,921
Summit Bank Corp., Georgia	3,888	59,292
Summit Financial Group, Inc. (d)	1,800	36,450
Sun Bancorp, Inc., New Jersey (d)	19,998	338,966
Superior Bancorp (a)(d)	13,693	157,059
Susquehanna Bancshares, Inc., Pennsylvania	33,238	759,156
SVB Financial Group (a)	21,275	1,025,881
Taylor Capital Group, Inc.	6,172	253,854
TCF Financial Corp.	85,048	2,270,782
TD Banknorth, Inc.	71,630	2,051,483
Temecula Valley Bancorp, Inc. (a)	11,685	251,812
Texas Capital Bancshares, Inc. (a)	12,023	275,928
Texas Regional Bancshares, Inc. Class A	36,378	1,149,181
TIB Financial Corp.	3,327	106,131
Tompkins Trustco, Inc. (d)	4,489	183,869
Trico Bancshares	7,477	202,552
Trustmark Corp.	32,201	966,352
UCBH Holdings, Inc.	63,335	1,119,763
UMB Financial Corp.	18,756	604,318
Umpqua Holdings Corp.	31,435	827,998
Union Bankshares Corp.	5,956	235,083
UnionBanCal Corp.	33,585	2,272,025
United Bankshares, Inc., West Virginia	29,655	1,045,932
United Community Banks, Inc., Georgia	28,972	862,496
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Univest Corp. of Pennsylvania	9,000	$ 236,070
USB Holding Co., Inc.	8,800	204,160
Valley National Bancorp	79,477	1,947,981
Vineyard National Bancorp (d)	9,652	247,863
Virginia Commerce Bancorp, Inc. (a)(d)	10,028	258,121
Virginia Financial Group, Inc. (d)	9,749	381,771
Washington Banking Co., Oak Harbor	3,760	71,440
Washington Trust Bancorp, Inc.	6,961	180,708
WesBanco, Inc.	16,419	493,555
West Bancorp., Inc. (d)	10,000	168,100
West Coast Bancorp, Oregon	13,366	363,422
Westamerica Bancorp.	20,890	1,014,001
Westbank Corp.	2,759	45,110
Western Alliance Bancorp.	14,932	532,624
Whitney Holding Corp.	41,224	1,489,835
Wilber Corp.	9,865	107,529
Wilmington Trust Corp., Delaware	43,537	1,859,465
Wilshire Bancorp, Inc.	23,616	417,767
Wintrust Financial Corp.	16,875	866,194
Yardville National Bancorp	12,736	468,812
		117,012,018
Consumer Finance - 0.5%
ACE Cash Express, Inc. (a)	6,892	183,396
Advance America Cash Advance Centers, Inc.	42,673	646,496
Advanta Corp. Class B	14,824	542,558
AmeriCredit Corp. (a)	87,786	2,549,305
Asta Funding, Inc.	8,785	321,180
Cash America International, Inc.	22,385	688,786
Cash Systems, Inc. (a)(d)	14,761	100,522
CompuCredit Corp. (a)(d)	28,435	1,087,923
Consumer Portfolio Services, Inc. (a)	11,918	89,266
Credit Acceptance Corp. (a)	5,307	143,660
Dollar Financial Corp. (a)	8,792	168,015
EZCORP, Inc. Class A (a)	10,373	335,152
First Cash Financial Services, Inc. (a)	17,226	369,670
First Marblehead Corp. (d)	21,991	997,732
Nelnet, Inc. Class A (a)	15,295	571,574
QC Holdings, Inc. (a)(d)	10,421	146,519
Rewards Network, Inc. (a)	22,487	188,891
Student Loan Corp.	2,571	478,103
United Panam Financial Corp. (a)	5,347	150,572
World Acceptance Corp. (a)	9,975	320,896
		10,080,216
Diversified Financial Services - 1.0%
AllianceBernstein Holding LP	8,379	546,981
Ampal-American Israel Corp. Class A (a)	4,585	23,063
Asset Acceptance Capital Corp. (a)	7,917	136,964
California First National Bancorp	4,060	59,682
Catskill Litigation Trust	1,036	0

	Shares	Value
CBOT Holdings, Inc. Class A	13,047	$ 1,362,890
Chicago Mercantile Exchange Holdings, Inc. Class A	18,860	8,322,918
Encore Capital Group, Inc. (a)(d)	10,962	100,412
Financial Federal Corp.	17,445	487,937
Finova Group, Inc. (a)	22,736	2,387
First Albany Companies, Inc. (a)	2,377	9,960
IntercontinentalExchange, Inc. (d)	11,130	619,941
International Securities Exchange, Inc. Class A (d)	22,190	906,683
Leucadia National Corp.	53,487	3,425,307
Marlin Business Services Corp. (a)	7,748	163,793
Medallion Financial Corp.	18,998	247,544
MicroFinancial, Inc.	5,166	17,978
NCP Litigation Trust (a)	200	0
Newtek Business Services, Inc. (a)	5,503	10,291
NYSE Group, Inc. (a)(d)	34,605	2,069,379
PICO Holdings, Inc. (a)	3,619	123,046
Portfolio Recovery Associates, Inc. (a)(d)	10,409	512,851
Primus Guaranty Ltd. (a)	21,499	223,590
Resource America, Inc. Class A	8,687	160,710
The NASDAQ Stock Market, Inc. (a)	66,717	2,030,865
		21,565,172
Insurance - 6.9%
21st Century Holding Co.	1,797	27,566
21st Century Insurance Group	23,634	357,346
Affirmative Insurance Holdings, Inc.	11,382	166,519
Alfa Corp.	25,874	401,823
Alleghany Corp.	3,944	1,113,391
Amcomp, Inc.	11,074	115,170
American Equity Investment Life Holding Co. (d)	32,051	418,266
American Financial Group, Inc., Ohio	24,505	1,033,131
American Independence Corp. (a)	3,087	33,772
American National Insurance Co.	11,013	1,278,059
American Physicians Capital, Inc. (a)	8,485	392,177
AmerUs Group Co. (d)	24,789	1,441,232
Arch Capital Group Ltd. (a)	20,407	1,171,362
Argonaut Group, Inc. (a)	18,674	574,412
Arthur J. Gallagher & Co. (d)	67,537	1,795,133
Aspen Insurance Holdings Ltd.	36,968	801,097
Assurant, Inc.	77,176	3,772,363
Assured Guaranty Ltd.	32,578	811,518
Atlantic American Corp. (a)	10,720	30,981
Axis Capital Holdings Ltd.	83,795	2,195,429
Baldwin & Lyons, Inc. Class B	3,866	90,851
Berkshire Hathaway, Inc. Class A (a)	696	64,233,769
Bristol West Holdings, Inc.	9,584	161,778
Brooke Corp.	8,106	96,380
Brown & Brown, Inc.	75,533	2,301,491
Capital Title Group, Inc.	21,082	157,904
Ceres Group, Inc. (a)	14,502	86,867
Citizens, Inc. Class A (d)	10,666	56,316
Clark, Inc.	7,815	103,158
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
CNA Financial Corp. (a)(d)	21,156	$ 689,262
CNA Surety Corp. (a)	12,254	210,401
Commerce Group, Inc., Massachusetts	21,195	1,202,816
Conseco, Inc. (a)(d)	98,700	2,377,683
Crawford & Co. Class B	11,783	71,758
CRM Holdings Ltd.	9,636	100,600
Delphi Financial Group, Inc. Class A	17,492	924,802
Direct General Corp.	16,682	295,438
Donegal Group, Inc.:
Class A	5,200	91,884
Class B	7,713	129,964
EMC Insurance Group	12,011	382,911
Endurance Specialty Holdings Ltd.	43,963	1,343,070
Enstar Group, Inc. (a)	3,751	309,157
Erie Indemnity Co. Class A	19,694	996,516
Everest Re Group Ltd.	40,666	3,633,507
FBL Financial Group, Inc. Class A	8,164	292,108
Fidelity National Financial, Inc.	107,431	4,457,312
Fidelity National Title Group, Inc. Class A	19,780	431,995
First Acceptance Corp. (a)	24,679	305,526
First American Corp., California	53,819	2,258,783
FPIC Insurance Group, Inc. (a)	7,567	284,292
Gainsco, Inc. (a)	800	7,280
Great American Financial Resources, Inc.	4,585	89,683
Hanover Insurance Group, Inc.	35,789	1,694,609
Harleysville Group, Inc.	11,446	316,940
HCC Insurance Holdings, Inc. (d)	72,841	2,235,490
Hilb Rogal & Hobbs Co.	22,948	892,907
Horace Mann Educators Corp.	25,370	424,948
Independence Holding Co.	5,623	123,987
Infinity Property & Casualty Corp.	12,293	523,928
Investors Title Co.	1,641	73,008
IPC Holdings Ltd.	32,804	799,762
James River Group, Inc. (d)	9,136	238,998
Kansas City Life Insurance Co.	3,631	166,227
KMG America Corp. (a)	12,545	107,009
LandAmerica Financial Group, Inc.	9,553	639,287
Markel Corp. (a)	5,909	1,995,765
Max Re Capital Ltd.	26,495	635,880
Meadowbrook Insurance Group, Inc. (a)	9,169	69,501
Mercer Insurance Group, Inc. (a)	5,069	93,270
Merchants Group, Inc.	2,177	64,222
Mercury General Corp.	18,196	1,018,066
Montpelier Re Holdings Ltd.	56,338	877,746
National Financial Partners Corp.	22,244	997,643
National Interstate Corp.	6,658	150,005
National Security Group, Inc.	2,778	45,837
National Western Life Insurance Co. Class A	1,547	349,591

	Shares	Value
Nationwide Financial Services, Inc. Class A (sub. vtg.)	38,316	$ 1,659,083
Navigators Group, Inc. (a)	9,552	393,733
Nymagic, Inc.	2,755	87,471
Odyssey Re Holdings Corp. (d)	17,899	438,168
Ohio Casualty Corp.	40,342	1,205,016
Old Republic International Corp.	138,407	2,957,758
PartnerRe Ltd.	34,016	2,089,263
Penn Treaty American Corp. (a)	31,965	259,556
Philadelphia Consolidated Holdings Corp. (a)	39,067	1,295,071
Phoenix Companies, Inc.	74,208	1,052,269
Platinum Underwriters Holdings Ltd.	34,775	936,839
PMA Capital Corp. Class A (a)	37,128	384,275
Presidential Life Corp.	14,950	373,900
ProAssurance Corp. (a)	17,526	827,402
ProCentury Corp.	9,119	116,814
Protective Life Corp.	43,666	1,935,277
PXRE Group Ltd. (d)	24,287	96,905
Quotesmith.com, Inc. (a)	779	2,298
Reinsurance Group of America, Inc.	22,918	1,087,459
RenaissanceRe Holdings Ltd.	48,578	2,188,439
RLI Corp.	15,615	738,590
RTW, Inc. (a)	655	7,277
Safety Insurance Group, Inc.	9,803	462,113
Scottish Re Group Ltd.	32,667	634,393
SCPIE Holding, Inc. (a)	9,553	224,400
SeaBright Insurance Holdings, Inc. (a)	7,000	110,880
Selective Insurance Group, Inc.	18,799	1,024,546
Specialty Underwriters' Alliance, Inc. (a)	14,899	100,866
StanCorp Financial Group, Inc.	36,202	1,767,382
State Auto Financial Corp.	9,729	316,193
Stewart Information Services Corp.	10,893	414,043
The Midland Co.	8,704	345,549
Tower Group, Inc.	11,548	358,103
Transatlantic Holdings, Inc.	17,656	1,015,220
Unico American Corp. (a)	2,607	30,632
United Fire & Casualty Co.	16,601	520,441
Unitrin, Inc.	29,612	1,326,914
Universal American Financial Corp. (a)	21,286	297,791
USI Holdings Corp. (a)	28,168	388,155
W.R. Berkley Corp.	108,754	3,737,875
Wesco Financial Corp.	1,262	503,033
White Mountains Insurance Group Ltd.	5,356	2,852,391
Zenith National Insurance Corp. (d)	20,881	835,240
		158,039,658
Real Estate Investment Trusts - 6.8%
Aames Investment Corp., Maryland	29,126	154,077
Acadia Realty Trust (SBI)	15,258	326,369
Agree Realty Corp.	3,217	99,244
Alexanders, Inc. (a)	1,399	353,220
Alexandria Real Estate Equities, Inc. (d)	15,192	1,275,520
AMB Property Corp. (SBI)	55,232	2,730,118
America First Apartment Investment, Inc.	10,576	158,217
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
American Campus Communities, Inc.	9,838	$ 234,735
American Financial Realty Trust (SBI)	103,568	1,025,323
American Home Mortgage Investment Corp.	30,176	1,006,973
American Land Lease, Inc.	4,333	108,672
American Mortgage Acceptance Co.	4,770	68,927
AmeriVest Properties, Inc. (a)	10,370	44,695
Annaly Mortgage Management, Inc.	111,036	1,443,468
Anthracite Capital, Inc.	44,277	498,559
Anworth Mortgage Asset Corp.	34,106	269,437
Arbor Realty Trust, Inc.	14,415	352,591
Ashford Hospitality Trust, Inc.	43,113	515,200
Associated Estates Realty Corp.	8,335	95,352
AvalonBay Communities, Inc.	46,478	4,940,611
BioMed Realty Trust, Inc.	36,165	1,036,851
BNP Residential Properties, Inc.	5,592	94,225
Boykin Lodging Co. (a)	7,111	76,017
Brandywine Realty Trust (SBI)	64,338	1,867,089
BRE Properties, Inc. Class A	31,592	1,647,207
BRT Realty Trust	3,818	101,673
Camden Property Trust (SBI)	32,140	2,294,796
Capital Lease Funding, Inc.	14,178	168,718
Capital Trust, Inc. Class A	11,427	389,204
CapitalSource, Inc.	85,475	2,004,389
Capstead Mortgage Corp. (d)	5,005	36,837
CarrAmerica Realty Corp.	36,222	1,605,721
CBL & Associates Properties, Inc.	40,462	1,513,683
Cedar Shopping Centers, Inc.	28,684	417,065
CentraCore Properties Trust	8,745	211,804
Cogdell Spencer, Inc.	5,912	109,786
Colonial Properties Trust (SBI) (d)	27,483	1,228,490
Columbia Equity Trust, Inc.	18,406	279,403
Corporate Office Properties Trust (SBI)	24,963	986,039
Cousins Properties, Inc. (d)	26,372	796,962
Crescent Real Estate Equities Co.	66,016	1,167,163
Deerfield Triarc Capital Corp.	26,441	343,204
Developers Diversified Realty Corp.	69,103	3,534,618
DiamondRock Hospitality Co.	45,374	688,324
Digital Realty Trust, Inc.	17,715	444,647
Duke Realty Corp.	94,388	3,203,529
Eagle Hospitality Properties Trust, Inc.	18,912	184,392
Eastgroup Properties, Inc.	14,682	646,448
ECC Capital Corp.	32,592	42,370
Education Realty Trust, Inc.	12,344	174,050
Entertainment Properties Trust (SBI) (d)	18,377	754,376
Equity Inns, Inc.	34,751	536,903
Equity Lifestyle Properties, Inc.	11,921	514,391
Equity One, Inc.	29,605	657,231
Essex Property Trust, Inc.	12,994	1,383,861
Extra Space Storage, Inc. (d)	41,150	625,069
Federal Realty Investment Trust (SBI) (d)	33,025	2,258,250

	Shares	Value
FelCor Lodging Trust, Inc.	30,744	$ 639,783
Feldman Mall Properties, Inc.	12,239	143,808
Fieldstone Investment Corp. (d)	34,652	361,074
First Industrial Realty Trust, Inc. (d)	30,737	1,137,269
First Potomac Realty Trust	15,901	424,875
Franklin Street Properties Corp.	39,101	831,678
Friedman, Billings, Ramsey Group, Inc. Class A (d)	115,568	1,214,620
General Growth Properties, Inc.	147,108	6,437,446
Getty Realty Corp.	15,746	405,460
Gladstone Commercial Corp.	10,600	195,994
Glenborough Realty Trust, Inc.	29,024	577,868
Glimcher Realty Trust (d)	26,700	674,175
Global Signal, Inc.	11,177	511,907
GMH Communities Trust	21,223	241,942
Government Properties Trust, Inc.	17,885	153,632
Gramercy Capital Corp.	16,296	426,303
Health Care Property Investors, Inc.	91,440	2,391,156
Health Care REIT, Inc.	42,959	1,455,881
Healthcare Realty Trust, Inc.	33,862	1,105,933
Heritage Property Investment Trust, Inc.	19,776	692,556
Hersha Hospitality Trust (d)	18,712	174,770
Highland Hospitality Corp.	44,191	534,711
Highwoods Properties, Inc. (SBI)	39,000	1,209,000
Home Properties of New York, Inc.	21,868	1,087,714
HomeBanc Mortgage Corp., Georgia (d)	30,699	239,452
Hospitality Properties Trust (SBI)	44,168	1,862,565
Host Hotels & Resorts, Inc.	307,814	6,177,827
HRPT Properties Trust (SBI)	145,391	1,622,564
Impac Mortgage Holdings, Inc. (d)	57,824	615,826
Inland Real Estate Corp.	50,160	710,266
Innkeepers USA Trust (SBI) (d)	24,065	373,489
Investors Real Estate Trust	30,237	277,878
iStar Financial, Inc. (d)	77,489	2,950,781
JER Investments Trust, Inc.	22,756	355,676
Kilroy Realty Corp.	16,871	1,119,053
Kite Realty Group Trust	25,356	376,283
KKR Financial Corp.	52,153	1,123,897
LaSalle Hotel Properties (SBI)	23,738	985,839
Lexington Corporate Properties Trust (d)	36,080	733,867
Liberty Property Trust (SBI) (d)	55,961	2,382,819
Longview Fibre Co.	36,598	934,713
LTC Properties, Inc.	19,272	423,213
Luminent Mortgage Capital, Inc.	17,808	158,669
Mack-Cali Realty Corp.	40,090	1,719,059
Maguire Properties, Inc.	22,925	725,806
Medical Properties Trust, Inc.	40,296	487,985
MFA Mortgage Investments, Inc.	87,881	595,833
Mid-America Apartment Communities, Inc.	13,893	701,597
Mission West Properties, Inc.	23,945	256,690
Monmouth Real Estate Investment Corp. Class A	9,627	76,053
MortgageIT Holdings, Inc. (d)	18,881	230,159
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
National Health Investors, Inc.	15,612	$ 417,777
National Health Realty, Inc. (d)	10,570	185,398
National Retail Properties, Inc.	42,583	821,852
Nationwide Health Properties, Inc. (d)	47,606	999,250
New Century Financial Corp.	37,482	1,745,537
New Plan Excel Realty Trust	73,600	1,737,696
New York Mortgage Trust, Inc.	18,314	77,285
Newcastle Investment Corp.	26,945	662,847
Newkirk Realty Trust, Inc.	6,602	112,828
NorthStar Realty Finance Corp.	19,589	216,654
Novastar Financial, Inc. (d)	20,498	645,277
Omega Healthcare Investors, Inc.	51,709	637,572
One Liberty Properties, Inc. (d)	4,885	96,674
Opteum, Inc. Class A	11,595	97,862
Origen Financial, Inc.	17,799	110,710
Pan Pacific Retail Properties, Inc.	24,191	1,603,138
Parkway Properties, Inc.	13,969	549,680
Pennsylvania (REIT) (SBI)	26,953	1,005,347
PMC Commercial Trust	6,561	85,621
Post Properties, Inc. (d)	28,894	1,236,663
Potlatch Corp.	29,190	1,099,587
PS Business Parks, Inc.	10,667	566,951
RAIT Investment Trust (SBI)	20,451	515,365
Ramco-Gershenson Properties Trust (SBI)	10,459	271,934
Rayonier, Inc.	49,018	1,906,310
Realty Income Corp.	62,617	1,367,555
Reckson Associates Realty Corp. (d)	55,675	2,140,147
Redwood Trust, Inc.	15,842	728,098
Regency Centers Corp.	42,163	2,597,662
Republic Property Trust	16,652	171,516
Resource Capital Corp. (d)	5,517	70,287
Saul Centers, Inc. (d)	5,254	187,410
Saxon Capital, Inc.	39,571	441,217
Senior Housing Properties Trust (SBI) (d)	47,284	813,758
Shurgard Storage Centers, Inc. Class A	29,701	1,724,143
Sizeler Property Investors, Inc.	6,607	95,207
SL Green Realty Corp.	27,135	2,692,063
Sovran Self Storage, Inc. (d)	11,587	546,559
Spirit Finance Corp.	47,020	547,783
Strategic Hotel & Resorts, Inc.	49,000	1,005,480
Sun Communities, Inc. (d)	15,926	517,595
Sunset Financial Resources, Inc.	21,053	177,056
Sunstone Hotel Investors, Inc.	40,362	1,118,027
Supertel Hospitality, Inc., Maryland	13,197	81,162
Tanger Factory Outlet Centers, Inc.	18,971	576,149
Taubman Centers, Inc.	33,289	1,294,942
The Macerich Co.	44,707	3,080,759
The Mills Corp.	39,522	1,220,044
Thornburg Mortgage, Inc. (SBI) (d)	66,039	1,802,204
Transcontinental Realty Investors, Inc. (a)	1,497	20,748
Trizec Properties, Inc.	57,424	1,354,632

	Shares	Value
Trustreet Properties, Inc.	54,366	$ 705,671
U-Store-It Trust	25,925	416,096
UMH Properties, Inc.	4,453	67,463
United Dominion Realty Trust, Inc. (SBI)	92,983	2,511,471
Universal Health Realty Income Trust (SBI) (d)	9,322	290,567
Urstadt Biddle Properties, Inc.	5,274	83,962
Urstadt Biddle Properties, Inc. Class A	17,626	286,599
Ventas, Inc.	68,235	2,213,543
Vestin Realty Mortgage II, Inc. (a)	27,306	152,367
Washington (REIT) (SBI)	29,418	1,028,159
Weingarten Realty Investors (SBI)	55,272	2,092,598
Windrose Medical Properties Trust	19,064	266,896
Winston Hotels, Inc.	23,362	254,179
Winthrop Realty Trust	1,011	5,975
		155,127,071
Real Estate Management & Development - 0.6%
Affordable Residential Communties, Inc. (d)	25,798	273,459
American Realty Investments, Inc. (a)(d)	1,965	18,471
BNS Holding, Inc. Class A (a)	20	111
Brookfield Properties Corp.	76,386	2,265,609
CB Richard Ellis Group, Inc. Class A (a)(d)	40,541	3,136,657
Consolidated-Tomoka Land Co.	2,587	150,305
Forest City Enterprises, Inc. Class A	41,967	1,884,318
Grubb & Ellis Co. (a)	700	7,140
Housevalues, Inc. (a)(d)	9,851	87,477
Jones Lang LaSalle, Inc.	21,749	1,729,263
Stratus Properties, Inc. (a)	2,986	74,650
Tejon Ranch Co. (a)(d)	7,930	330,522
The St. Joe Co.	46,397	2,181,587
Thomas Properties Group, Inc.	9,183	114,328
Trammell Crow Co. (a)	24,467	847,292
United Capital Corp. (a)(d)	2,068	46,323
W.P. Carey & Co. LLC	8,724	231,186
Wellsford Real Properties, Inc.	2,805	20,617
ZipRealty, Inc. (a)(d)	10,323	92,081
		13,491,396
Thrifts & Mortgage Finance - 2.3%
Accredited Home Lenders Holding Co. (a)	13,472	699,736
Aether Holdings, Inc. (a)	10,666	42,771
American Bancorp of New Jersey, Inc.	20,535	234,304
Anchor BanCorp Wisconsin, Inc.	12,340	359,711
Astoria Financial Corp. (d)	64,750	1,959,335
Bank Mutual Corp.	41,999	488,448
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	32,939	484,203
BankUnited Financial Corp. Class A	25,017	776,027
BCSB Bankcorp, Inc.	4,872	60,803
Berkshire Bancorp, Inc.	1,110	18,815
Berkshire Hills Bancorp, Inc.	5,489	188,822
Brookline Bancorp, Inc., Delaware (d)	56,246	805,443
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Camco Financial Corp.	7,852	$ 110,556
Capital Crossing Bank (a)	2,400	54,480
Capitol Federal Financial	20,592	670,681
CFS Bancorp, Inc.	5,521	81,600
Charter Financial Corp., Georgia	3,434	130,114
Charter Municipal Mortgage Acceptance Co.	29,222	525,704
Cheviot Financial Corp.	52	626
Citizens First Bancorp, Inc., Delaware	3,754	103,235
Citizens South Banking Corp., Delaware	10,510	130,429
City Bank Lynnwood, Washington	7,439	341,599
Clayton Holdings, Inc.	6,858	96,355
Clifton Savings Bancorp, Inc.	8,458	89,486
Coastal Financial Corp. (d)	9,310	120,565
Commercial Capital Bancorp, Inc.	29,913	469,634
Corus Bankshares, Inc. (d)	19,002	536,807
Delta Financial Corp. (d)	3,088	29,027
Dime Community Bancshares, Inc.	22,145	313,130
Doral Financial Corp. (d)	68,986	520,154
Downey Financial Corp.	14,170	964,977
ESB Financial Corp.	7,483	89,946
Farmer Mac Class A (multi-vtg.)	3,846	65,190
Fidelity Bankshares, Inc.	13,812	447,647
First Busey Corp.	9,363	191,380
First Defiance Financial Corp. (d)	3,003	81,321
First Federal Bancshares of Arkansas, Inc.	3,747	88,167
First Federal Bankshares, Inc.	2,907	63,809
First Financial Holdings, Inc.	9,293	288,734
First Financial Service Corp.	617	18,516
First Mutual Bancshares, Inc.	871	22,742
First Niagara Financial Group, Inc.	85,262	1,201,342
First Place Financial Corp.	14,173	323,853
FirstBank NW Corp., Delaware	6,160	127,882
FirstFed Financial Corp., Delaware (a)(d)	10,431	603,329
Flagstar Bancorp, Inc.	18,764	302,851
Flushing Financial Corp.	18,913	314,712
FMS Financial Corp.	1,116	20,668
Franklin Bank Corp. (a)	18,731	372,747
Fremont General Corp.	44,410	898,414
Greater Delaware Valley Savings Bank	749	17,976
Harbor Florida Bancshares, Inc.	12,096	444,649
HMN Financial, Inc.	2,852	96,255
Home Federal Bancorp	2,558	71,010
Home Federal Bancorp, Inc., Delaware	14,626	223,047
HopFed Bancorp, Inc.	7,731	127,562
Horizon Financial Corp.	8,123	198,770
Hudson City Bancorp, Inc.	401,577	5,497,589
Independence Community Bank Corp.	51,694	2,170,114
IndyMac Bancorp, Inc.	41,179	1,890,116

	Shares	Value
ITLA Capital Corp.	4,543	$ 226,469
Jefferson Bancshares, Inc., Tennessee	5,738	74,020
Kearny Financial Corp.	13,844	189,663
KNBT Bancorp, Inc.	18,610	303,343
Legacy Bancorp, Inc.	18,619	279,285
Lincoln Bancorp	3,496	63,802
LSB Corp.	3,904	65,197
MAF Bancorp., Inc.	24,861	1,076,233
MASSBANK Corp.	1,965	64,629
MutualFirst Financial, Inc.	2,603	52,633
NASB Financial, Inc. (d)	3,384	113,838
NetBank, Inc.	45,554	287,446
New England Bancshares, Inc.	7,230	80,615
New York Community Bancorp, Inc. (d)	166,306	2,770,658
NewAlliance Bancshares, Inc.	84,683	1,191,490
NewMil Bancorp, Inc.	3,195	125,691
Northwest Bancorp, Inc.	19,130	479,015
OceanFirst Financial Corp.	4,849	105,611
Ocwen Financial Corp. (a)(d)	28,396	322,011
Pamrapo Bancorp, Inc.	2,874	57,480
Parkvale Financial Corp.	2,919	83,775
Partners Trust Financial Group, Inc.	34,184	390,039
Pennfed Financial Services, Inc.	6,162	113,196
People's Bank, Connecticut	39,919	1,314,133
Peoples Bancorp, Auburn, Indiana	3,388	68,471
Peoples Cmnty Bancorp, Inc.	6,000	119,400
PFF Bancorp, Inc.	20,235	687,990
Pocahontas Bancorp, Inc.	2,049	25,715
Provident Financial Holdings, Inc.	3,631	101,196
Provident Financial Services, Inc.	46,394	851,794
Provident New York Bancorp	32,025	413,763
Pulaski Financial Corp. (d)	6,450	107,264
PVF Capital Corp.	5,643	56,430
Radian Group, Inc.	56,182	3,433,844
Rainier Pacific Financial Group, Inc.	3,186	55,946
Riverview Bancorp, Inc.	4,378	106,736
Rockville Financial, Inc. (a)(d)	7,892	112,540
Rome Bancorp, Inc.	12,337	159,147
Sound Federal Bancorp, Inc.	7,809	161,490
TF Financial Corp.	1,778	51,189
The PMI Group, Inc.	58,916	2,680,678
TierOne Corp.	14,855	487,244
Timberland Bancorp, Inc.	2,387	73,520
Triad Guaranty, Inc. (a)	6,388	345,782
Trustco Bank Corp., New York	69,461	763,376
United Community Financial Corp., Ohio	15,305	176,161
W Holding Co., Inc.	97,504	727,380
Washington Federal, Inc. (d)	59,659	1,368,577
Wauwatosa Holdings, Inc. (d)	7,726	121,298
Webster Financial Corp.	35,003	1,697,295
Westfield Financial, Inc. (d)	4,996	119,854
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Willow Grove Bancorp, Inc.	15,648	$ 262,104
WSFS Financial Corp.	5,076	311,210
		53,145,581
TOTAL FINANCIALS		560,046,915
HEALTH CARE - 10.9%
Biotechnology - 3.5%
Aastrom Biosciences, Inc. (a)(d)	75,401	97,267
Acadia Pharmaceuticals, Inc. (a)(d)	14,251	147,640
ADVENTRX Pharmaceuticals, Inc. (a)(d)	46,743	202,865
Alexion Pharmaceuticals, Inc. (a)	18,522	602,150
Alkermes, Inc. (a)	64,119	1,270,839
Allos Therapeutics, Inc. (a)(d)	6,613	21,162
Alnylam Pharmaceuticals, Inc. (a)(d)	9,444	139,677
Altus Pharmaceuticals, Inc. (d)	8,310	156,062
Amylin Pharmaceuticals, Inc. (a)(d)	68,862	3,129,778
Anadys Pharmaceuticals, Inc. (a)	18,763	192,696
Antigenics, Inc. (a)(d)	19,086	45,425
AP Pharma, Inc. (a)(d)	17,810	30,989
Arena Pharmaceuticals, Inc. (a)(d)	30,201	411,942
ARIAD Pharmaceuticals, Inc. (a)(d)	50,987	261,563
ArQule, Inc. (a)	21,813	117,790
Array Biopharma, Inc. (a)	36,227	266,631
Avant Immunotherapeutics, Inc. (a)	18,683	31,201
AVAX Technologies, Inc. (a)(d)	4,900	882
AVI BioPharma, Inc. (a)(d)	25,727	117,058
Avigen, Inc. (a)	5,520	30,967
Axonyx, Inc. (a)	15,192	14,129
BioCryst Pharmaceuticals, Inc. (a)	14,318	189,714
Bioenvision, Inc. (a)(d)	47,174	272,666
BioMarin Pharmaceutical, Inc. (a)	62,145	807,264
Biopure Corp. Class A (a)(d)	1,611	1,640
Biosante Pharmaceuticals, Inc. (a)(d)	21,771	70,756
BioSphere Medical, Inc. (a)(d)	4,678	26,431
Boston Life Sciences, Inc. (a)(d)	1,366	4,098
Calypte Biomedical Corp. (a)	656	125
Cel-Sci Corp. (a)	5,333	4,906
Celgene Corp. (a)(d)	233,154	9,664,233
Cell Genesys, Inc. (a)(d)	43,159	267,154
Cell Therapeutics, Inc. (a)(d)	22,072	31,122
Cephalon, Inc. (a)(d)	38,578	2,303,878
Cepheid, Inc. (a)	44,896	434,593
Coley Pharmaceutical Group, Inc. (d)	14,423	191,537
Combinatorx, Inc. (d)	22,451	185,221
CorAutus Genetics, Inc. (a)	2,623	2,177
Cotherix, Inc. (a)(d)	8,776	69,067
Critical Therapeutics, Inc. (a)(d)	7,164	33,671
Cubist Pharmaceuticals, Inc. (a)(d)	36,135	855,315
CuraGen Corp. (a)(d)	15,692	59,159
Curis, Inc. (a)	10,011	15,717

	Shares	Value
CV Therapeutics, Inc. (a)(d)	29,023	$ 483,523
Cytogen Corp. (a)(d)	15,067	50,173
Cytokinetics, Inc. (a)	8,459	59,044
Cytori Therapeutics, Inc. (a)	14,014	111,131
CytRx Corp. (a)(d)	8,702	11,565
Dendreon Corp. (a)(d)	72,352	318,349
Digene Corp. (a)	17,190	642,562
DOV Pharmaceutical, Inc. (a)(d)	12,543	38,758
DUSA Pharmaceuticals, Inc. (a)(d)	9,863	58,389
Dyadic International, Inc. (a)(d)	16,428	105,139
Dyax Corp. (a)	58,388	218,955
Dynavax Technologies Corp. (a)	7,600	32,072
Embrex, Inc. (a)	1,225	12,667
Encysive Pharmaceuticals, Inc. (a)(d)	39,210	170,564
EntreMed, Inc. (a)(d)	6,269	10,908
Enzon Pharmaceuticals, Inc. (a)	21,730	161,889
Exact Sciences Corp. (a)	5,146	12,608
Genaera Corp. (a)	20,058	19,958
Genelabs Technologies, Inc. (a)(d)	7,653	5,893
Genentech, Inc. (a)	314,833	26,118,546
Genitope Corp. (a)(d)	16,300	117,034
Genomic Health, Inc.	21,051	239,139
Genta, Inc. (a)	73,275	125,300
GenVec, Inc. (a)	10,563	20,175
Geron Corp. (a)(d)	53,729	373,954
GTC Biotherapeutics, Inc. (a)	4,398	4,398
GTx, Inc. (a)	15,842	136,716
Halozyme Therapeutics, Inc. (a)	51,021	125,512
Hana Biosciences, Inc. (a)(d)	18,262	161,801
Hemispherx Biopharma, Inc. (a)(d)	10,059	27,159
Human Genome Sciences, Inc. (a)(d)	84,080	921,517
Icagen, Inc. (a)	31,946	196,468
ICOS Corp. (a)(d)	36,432	740,298
Idenix Pharmaceuticals, Inc. (a)(d)	13,126	118,528
IDM Pharma, Inc. (a)(d)	908	3,578
ImClone Systems, Inc. (a)(d)	47,592	1,903,680
ImmunoGen, Inc. (a)	33,884	123,677
Immunomedics, Inc. (a)(d)	11,508	31,992
Incyte Corp. (a)	42,798	178,468
Indevus Pharmaceuticals, Inc. (a)	18,476	91,826
Inhibitex, Inc. (a)(d)	8,093	15,619
Insmed, Inc. (a)(d)	127,479	212,890
InterMune, Inc. (a)(d)	23,464	372,139
Introgen Therapeutics, Inc. (a)(d)	5,863	29,139
Isis Pharmaceuticals, Inc. (a)(d)	74,775	584,741
Keryx Biopharmaceuticals, Inc. (a)(d)	26,089	373,073
Kosan Biosciences, Inc. (a)	8,015	35,827
La Jolla Pharmaceutical Co. (a)(d)	2,763	10,389
Lexicon Genetics, Inc. (a)	22,319	111,595
Lipid Sciences, Inc. (a)(d)	6,973	10,738
Manhattan Pharmaceuticals, Inc. (a)(d)	9,897	9,402
MannKind Corp. (a)(d)	19,534	371,927
Martek Biosciences (a)(d)	19,036	482,563
Matritech, Inc. (a)(d)	9,731	11,191
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Maxygen, Inc. (a)	12,092	$ 93,592
Medarex, Inc. (a)(d)	69,788	716,025
Memory Pharmaceuticals Corp. (a)(d)	6,681	11,558
Metabasis Therapeutics, Inc. (a)	26,087	205,566
Micromet, Inc. (a)	5,633	26,193
Millennium Pharmaceuticals, Inc. (a)(d)	210,753	1,804,046
Momenta Pharmaceuticals, Inc. (a)(d)	7,051	100,406
Monogram Biosciences, Inc. (a)(d)	94,829	176,382
Myogen, Inc. (a)	15,991	498,120
Myriad Genetics, Inc. (a)	25,042	653,847
Nabi Biopharmaceuticals (a)(d)	37,645	220,976
Neopharm, Inc. (a)(d)	8,402	47,303
NeoRX Corp. (a)(d)	5,171	6,205
Neose Technologies, Inc. (a)	9,641	29,405
Neurobiological Tech, Inc. (a)	4,585	14,810
Neurocrine Biosciences, Inc. (a)(d)	24,958	491,922
Neurogen Corp. (a)	14,550	79,589
Northfield Laboratories, Inc. (a)(d)	10,230	94,116
Northwest Biotherapeutics, Inc. (a)	2,800	840
Novavax, Inc. (a)(d)	42,163	213,766
NPS Pharmaceuticals, Inc. (a)	39,572	219,229
Nuvelo, Inc. (a)	28,620	468,223
ONYX Pharmaceuticals, Inc. (a)(d)	27,163	542,988
Orchid Cellmark, Inc. (a)(d)	20,246	79,162
Ortec International, Inc. (a)	20	5
Orthologic Corp. (a)	36,394	56,411
Oscient Pharmaceuticals Corp. (a)	74,754	94,190
OSI Pharmaceuticals, Inc. (a)(d)	39,479	1,129,889
OXiGENE, Inc. (a)(d)	3,532	13,916
Palatin Technologies, Inc. (a)(d)	9,806	22,750
Panacos Pharmaceuticals, Inc. (a)	19,594	123,442
PDL BioPharma, Inc. (a)	75,929	1,537,562
Peregrine Pharmaceuticals, Inc. (a)(d)	144,570	215,409
Pharmacopeia Drug Discovery, Inc. (a)	2,994	14,820
Pharmacyclics, Inc. (a)(d)	5,240	21,012
Pharmion Corp. (a)	17,603	345,195
PRAECIS Pharmaceuticals, Inc. (a)	2,601	13,889
Pro-Pharmaceuticals, Inc. (a)(d)	23,828	76,250
Progenics Pharmaceuticals, Inc. (a)	14,422	305,891
Regeneron Pharmaceuticals, Inc. (a)(d)	26,283	340,102
Renovis, Inc. (a)	15,599	254,264
Repligen Corp. (a)	7,531	23,045
Rigel Pharmaceuticals, Inc. (a)(d)	20,536	201,869
Sangamo Biosciences, Inc. (a)	5,746	43,670
Savient Pharmaceuticals, Inc. (a)	65,430	376,223
SciClone Pharmaceuticals, Inc. (a)(d)	14,063	31,642
Seattle Genetics, Inc. (a)	19,175	79,576
Senomyx, Inc. (a)	17,125	273,486
SIGA Technologies, Inc. (a)(d)	5,146	6,947
Sirna Therapeutics, Inc. (a)	34,484	207,594
Solexa, Inc. (a)	14,836	134,266

	Shares	Value
Sonus Pharmaceuticals, Inc. (a)(d)	32,820	$ 178,213
StemCells, Inc. (a)(d)	46,919	104,160
Tanox, Inc. (a)(d)	18,496	264,308
Tapestry Pharmaceuticals, Inc. (a)	673	2,255
Telik, Inc. (a)(d)	42,903	685,590
Theravance, Inc. (a)	29,980	717,122
Threshold Pharmaceuticals, Inc. (a)(d)	15,598	63,952
Titan Pharmaceuticals, Inc. (a)(d)	11,415	22,602
Trimeris, Inc. (a)(d)	6,241	67,278
Unigene Laboratories, Inc. (a)(d)	74,735	239,152
United Therapeutics Corp. (a)	14,261	686,810
Valentis, Inc. (a)(d)	148	459
Vanda Pharmaceuticals, Inc. (d)	4,707	42,222
Vertex Pharmaceuticals, Inc. (a)	71,594	2,469,993
ViaCell, Inc. (a)	31,009	155,665
Vical, Inc. (a)	34,045	219,590
Vion Pharmaceuticals, Inc. (a)(d)	41,496	68,053
Viragen, Inc. (a)(d)	2,058	906
XOMA Ltd. (a)	31,255	55,946
Zymogenetics, Inc. (a)	19,085	329,216
		78,805,379
Health Care Equipment & Supplies - 2.8%
Abaxis, Inc. (a)(d)	16,975	289,933
Abiomed, Inc. (a)(d)	31,613	423,614
Adeza Biomedical Corp. (a)	7,000	91,910
Advanced Medical Optics, Inc. (a)	42,035	1,905,026
Aksys Ltd. (d)	7,205	5,980
Align Technology, Inc. (a)	19,490	144,031
American Medical Systems Holdings, Inc. (a)	43,319	856,417
Analogic Corp.	10,972	626,830
Angeion Corp. (a)	2	10
Angiodynamics, Inc. (a)	7,846	219,688
Anika Therapeutics, Inc. (a)	1,029	10,825
Aradigm Corp. (a)(d)	3,665	5,534
Arrow International, Inc.	20,033	645,864
ArthroCare Corp. (a)(d)	16,654	703,465
Aspect Medical Systems, Inc. (a)	10,493	205,873
ATS Medical, Inc. (a)(d)	6,269	17,741
Beckman Coulter, Inc.	41,037	2,269,346
BioLase Technology, Inc. (d)	9,270	68,969
Biosite, Inc. (a)	10,527	473,610
BSD Medical Corp. (a)(d)	13,363	77,773
Cambridge Heart, Inc. (a)	1,200	2,220
Candela Corp. (a)	20,642	355,455
Cantel Medical Corp. (a)	6,163	85,111
Cardiac Science Corp. (a)	17,399	152,937
Cardiodynamics International Corp. (a)	13,842	18,825
Cardiogenesis Corp. (a)(d)	2,780	612
Cardiotech International, Inc. (a)(d)	3,688	8,704
Cerus Corp. (a)	15,391	126,976
Cholestech Corp. (a)	15,842	217,035
Clarient, Inc. (a)(d)	8,140	7,407
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Clinical Data, Inc. (d)	941	$ 17,427
Conceptus, Inc. (a)	11,964	159,241
CONMED Corp. (a)	20,195	392,591
Conor Medsystems, Inc. (a)	22,433	522,689
Cooper Companies, Inc.	29,829	1,412,403
Cutera, Inc. (a)	9,296	153,291
Cyberonics, Inc. (a)(d)	12,152	303,678
Cytyc Corp. (a)(d)	76,011	1,997,569
Dade Behring Holdings, Inc.	59,390	2,212,278
Datascope Corp.	9,720	333,493
DENTSPLY International, Inc.	46,479	2,779,444
DexCom, Inc. (a)(d)	12,402	241,343
Diagnostic Products Corp.	16,738	966,117
Digirad Corp. (a)	4,978	22,899
DJ Orthopedics, Inc. (a)	12,563	481,791
E-Z-EM, Inc. (a)	3,324	51,190
Edwards Lifesciences Corp. (a)	41,261	1,829,513
Encore Medical Corp. (a)	41,585	207,093
Endologix, Inc. (a)	29,516	105,962
Enpath Medical, Inc. (a)	3,275	34,060
EP Medsystems, Inc. (a)(d)	14,220	30,289
Epix Pharmaceuticals, Inc. (a)(d)	14,654	52,461
Escalon Medical Corp. (a)(d)	3,512	16,120
ev3, Inc. (d)	19,359	281,286
Exactech, Inc. (a)	2,414	32,130
Fonar Corp. (a)	19,649	8,260
Foxhollow Technologies, Inc. (a)(d)	6,285	163,473
Gen-Probe, Inc. (a)	33,985	1,835,190
Greatbatch, Inc. (a)	13,770	312,441
Haemonetics Corp. (a)	15,676	791,638
HealthTronics, Inc. (a)	18,929	139,696
Hillenbrand Industries, Inc.	40,669	2,055,411
Hologic, Inc. (a)	30,585	1,207,802
I-Flow Corp. (a)	24,646	313,744
ICU Medical, Inc. (a)	9,059	375,677
IDEXX Laboratories, Inc. (a)	22,755	1,739,165
Immucor, Inc. (a)	40,930	744,517
Implant Sciences Corp. (a)(d)	468	1,821
Insite Vision (a)(d)	62,560	145,139
Integra LifeSciences Holdings Corp. (a)	12,331	474,004
Intermagnetics General Corp. (a)(d)	25,218	586,823
IntraLase Corp. (a)	5,385	103,123
Intuitive Surgical, Inc. (a)(d)	23,897	2,659,497
Invacare Corp.	20,710	586,507
Inverness Medical Innovations, Inc. (a)(d)	21,286	614,101
Iridex Corp. (a)	100	1,040
IRIS International, Inc. (a)	10,010	142,342
IVAX Diagnostics, Inc. (a)	7,111	14,649
Kensey Nash Corp. (a)(d)	8,253	243,051
Kinetic Concepts, Inc. (a)	32,591	1,267,790
Kyphon, Inc. (a)	24,836	985,741

	Shares	Value
Laserscope, Inc. (a)(d)	15,264	$ 323,597
LifeCell Corp. (a)(d)	23,394	631,638
Lifecore Biomedical, Inc. (a)	13,141	197,115
Medical Action Industries, Inc. (a)	9,139	209,831
Medwave, Inc. (a)(d)	2,979	7,894
Mentor Corp.	24,257	979,740
Meridian Bioscience, Inc.	14,642	348,333
Merit Medical Systems, Inc. (a)	18,942	216,886
Microtek Medical Holdings, Inc. (a)	12,551	46,439
Micrus Endovascular Corp.	16,657	237,196
National Dentex Corp. (a)	2,508	53,772
Natus Medical, Inc. (a)	9,348	116,570
Neogen Corp. (a)	2,838	57,895
NeuroMetrix, Inc. (a)	2,297	66,935
NMT Medical, Inc. (a)	5,000	59,750
North American Scientific, Inc. (a)(d)	3,930	7,585
Northstar Neuroscience, Inc.	6,621	90,443
Nutraceutical International Corp. (a)	4,825	78,406
NuVasive, Inc. (a)	23,821	391,379
OraSure Technologies, Inc. (a)	25,183	219,848
Orthovita, Inc. (a)	20,662	78,929
Osteotech, Inc. (a)	4,011	18,050
Palomar Medical Technologies, Inc. (a)	10,766	480,487
PolyMedica Corp.	15,493	594,776
Possis Medical, Inc. (a)	16,597	133,440
Quidel Corp. (a)	19,545	184,309
Regeneration Technologies, Inc. (a)	39,621	280,913
ResMed, Inc. (a)	46,219	2,101,116
Respironics, Inc. (a)	49,383	1,680,010
Retractable Technologies, Inc. (a)	5,601	18,763
Rita Medical Systems, Inc. (a)	5,240	19,178
Schick Technologies, Inc. (a)	6,700	282,137
Somanetics Corp. (a)	8,762	137,125
Sonic Innovations, Inc. (a)	6,362	30,983
SonoSite, Inc. (a)	8,947	329,071
Spectrx, Inc. (a)(d)	10,741	8,378
Staar Surgical Co. (a)(d)	8,437	72,896
Stereotaxis, Inc. (a)	21,349	209,434
Steris Corp.	48,008	1,092,182
Strategic Diagnostics, Inc. (a)	3,743	11,603
SurModics, Inc. (a)(d)	9,780	380,540
Symmetry Medical, Inc. (a)	17,466	325,392
Synovis Life Technologies, Inc. (a)	4,155	40,511
The Spectranetics Corp. (a)	26,606	344,814
Theragenics Corp. (a)	8,161	27,666
Thermogenesis Corp. (a)(d)	39,439	173,532
Thoratec Corp. (a)(d)	31,157	441,495
Trimedyne, Inc. (a)(d)	8,608	9,469
TriPath Imaging, Inc. (a)	13,366	95,567
Urologix, Inc. (a)	5,053	17,989
Utah Medical Products, Inc.	3,222	95,275
Varian Medical Systems, Inc. (a)	88,660	4,158,154
Viasys Healthcare, Inc. (a)	15,673	394,803
Vision Sciences, Inc. (a)(d)	8,293	14,015
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Vital Signs, Inc.	6,169	$ 308,573
West Pharmaceutical Services, Inc.	18,684	635,630
Wright Medical Group, Inc. (a)	24,535	554,491
Young Innovations, Inc.	3,599	116,788
Zoll Medical Corp. (a)	5,795	171,648
		62,578,105
Health Care Providers & Services - 2.3%
Air Methods Corp. (a)	7,431	166,826
Alliance Imaging, Inc. (a)	12,948	75,098
Allied Healthcare International, Inc. (a)	21,264	81,228
Allion Healthcare, Inc.	9,407	75,914
Amedisys, Inc. (a)(d)	10,186	364,150
America Service Group, Inc. (a)	4,584	62,801
American Dental Partners, Inc. (a)	13,941	193,222
American Retirement Corp. (a)	23,499	756,903
AMERIGROUP Corp. (a)	31,850	914,095
AMN Healthcare Services, Inc. (a)	20,446	402,377
AmSurg Corp. (a)	19,017	458,120
Andrx Corp. (a)	51,309	1,198,578
Apria Healthcare Group, Inc. (a)	37,271	715,603
Bio-Reference Laboratories, Inc. (a)	15,824	296,384
BioScrip, Inc. (a)	27,406	152,103
BriteSmile, Inc. (a)(d)	1,435	2,023
Brookdale Senior Living, Inc.	12,452	615,751
Capital Senior Living Corp. (a)	8,498	93,478
Centene Corp. (a)	28,252	735,965
Chemed Corp.	17,848	961,115
Community Health Systems, Inc. (a)	60,137	2,267,165
Comprehensive Care Corp. (a)	300	645
Corvel Corp. (a)	3,080	73,088
Cross Country Healthcare, Inc. (a)	21,491	378,886
Cryolife, Inc. (a)(d)	5,006	22,577
DaVita, Inc. (a)	66,220	3,507,011
Emergency Medical Services Corp. Class A	8,611	107,896
Emeritus Corp. (a)	1,897	40,767
Five Star Quality Care, Inc. (a)	24,607	270,677
Genesis HealthCare Corp. (a)(d)	14,301	673,148
Gentiva Health Services, Inc. (a)	15,272	265,275
Hanger Orthopedic Group, Inc. (a)	6,855	53,675
Health Grades, Inc. (a)	14,002	62,630
Health Net, Inc. (a)	75,770	3,259,625
HealthExtras, Inc. (a)	13,937	418,667
Healthspring, Inc.	15,939	266,819
Healthways, Inc. (a)	23,583	1,253,201
HearUSA, Inc. (a)(d)	11,117	16,231
Henry Schein, Inc. (a)	57,262	2,639,206
HMS Holdings Corp. (a)	6,175	59,527
Hooper Holmes, Inc.	50,431	151,797
Horizon Health Corp. (a)(d)	9,996	211,715

	Shares	Value
Hythiam, Inc. (a)(d)	13,644	$ 95,917
I-trax, Inc. (a)(d)	31,500	100,485
Kindred Healthcare, Inc. (a)(d)	15,832	401,500
LCA-Vision, Inc.	9,840	534,706
LifePoint Hospitals, Inc. (a)	37,428	1,322,331
Lincare Holdings, Inc. (a)	66,822	2,492,461
Magellan Health Services, Inc. (a)	22,354	904,219
Matria Healthcare, Inc. (a)(d)	13,876	400,461
Medcath Corp. (a)	4,959	77,261
Medical Staffing Network Holdings, Inc. (a)	8,863	42,188
Metropolitan Health Networks, Inc. (a)	36,067	91,971
Molina Healthcare, Inc. (a)	9,397	355,395
MWI Veterinary Supply, Inc.	5,699	173,820
National Healthcare Corp.	5,307	235,365
National Home Health Care Corp.	1,600	16,048
National Medical Health Card Systems, Inc. (a)	2,994	35,629
National Research Corp.	1,185	25,774
Nighthawk Radiology Holdings, Inc. (d)	6,830	126,355
NovaMed Eyecare, Inc. (a)	33,673	239,752
Odyssey Healthcare, Inc. (a)	21,592	352,166
Omnicare, Inc.	80,431	3,728,781
Option Care, Inc.	22,677	255,570
Owens & Minor, Inc.	25,023	743,183
PainCare Holdings, Inc. (a)(d)	63,158	87,158
PDI, Inc. (a)	3,836	52,745
Pediatric Services of America, Inc. (a)	16,212	212,377
Pediatrix Medical Group, Inc. (a)	30,358	1,402,236
Precis, Inc. (a)	3,930	5,384
Providence Service Corp. (a)	11,318	353,008
PSS World Medical, Inc. (a)(d)	44,962	798,525
Psychemedics Corp.	3,872	65,321
Psychiatric Solutions, Inc. (a)	33,826	994,484
QMed, Inc. (a)	4,585	24,576
Radiation Therapy Services, Inc. (a)	5,067	122,976
Radiologix, Inc. (a)	6,550	15,655
RehabCare Group, Inc. (a)	10,698	180,475
ResCare, Inc. (a)	11,581	229,883
Rotech Healthcare, Inc. (a)(d)	15,900	67,575
Rural/Metro Corp. (a)	8,327	59,372
Sierra Health Services, Inc. (a)	32,829	1,352,555
SRI/Surgical Express, Inc. (a)	2,620	13,467
Sun Healthcare Group, Inc. (a)	7,484	61,444
Sunrise Senior Living, Inc. (a)	23,401	783,699
Symbion, Inc. (a)	13,630	299,042
Triad Hospitals, Inc. (a)	59,447	2,394,525
U.S. Physical Therapy, Inc. (a)	16,352	245,771
United Surgical Partners International, Inc. (a)	29,810	927,389
Universal Health Services, Inc. Class B	33,930	1,722,287
VCA Antech, Inc. (a)	56,791	1,710,545
Ventiv Health, Inc. (a)	15,538	458,993
Visicu, Inc.	5,840	108,274
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
VistaCare, Inc. Class A (a)(d)	9,859	$ 136,251
Wellcare Health Plans, Inc. (a)(d)	23,674	1,177,782
		53,137,074
Health Care Technology - 0.3%
A.D.A.M., Inc. (a)	2,620	17,397
Allscripts Healthcare Solutions, Inc. (a)(d)	27,234	474,961
AMICAS, Inc. (a)	31,224	111,157
Cerner Corp. (a)(d)	41,887	1,590,868
Claimsnet.com, Inc. (a)	2,700	203
Computer Programs & Systems, Inc.	4,771	191,699
Dendrite International, Inc. (a)	18,964	192,864
Eclipsys Corp. (a)	28,185	547,916
Emageon, Inc. (a)	18,876	243,500
Emdeon Corp. (a)(d)	192,245	2,231,964
HealthAxis, Inc. (a)(d)	190	207
HealthStream, Inc. (a)	6,041	23,016
Mediware Information Systems, Inc. (a)	1,310	12,380
Merge Technologies, Inc. (a)	15,882	201,860
NWH, Inc.	2,958	52,682
Omnicell, Inc. (a)	18,037	241,515
Per-Se Technologies, Inc. (a)(d)	21,629	538,995
Phase Forward, Inc. (a)	18,189	231,546
ProxyMed, Inc. (a)	3,259	23,954
TriZetto Group, Inc. (a)	26,787	381,983
Vital Images, Inc. (a)	9,800	228,242
WebMD Health Corp. Class A (d)	4,693	184,200
		7,723,109
Life Sciences Tools & Services - 1.0%
Accelrys, Inc. (a)	29,292	210,024
Advanced Magnetics, Inc. (a)	8,088	211,178
Affymetrix, Inc. (a)(d)	45,513	1,252,063
Albany Molecular Research, Inc. (a)	10,983	113,235
Alliance Pharmaceutical Corp. (a)	2,080	312
Applera Corp. - Celera Genomics Group (a)	45,121	505,355
Bio-Imaging Technologies, Inc. (a)	2,110	8,208
Bio-Rad Laboratories, Inc. Class A (a)(d)	13,313	884,249
Bioanalytical Systems, Inc. (a)	4,772	29,825
BioVeris Corp. (a)	7,558	50,261
Bruker BioSciences Corp. (a)	29,315	169,734
Caliper Life Sciences, Inc. (a)(d)	28,993	149,024
Cambrex Corp.	17,248	348,410
Charles River Laboratories International, Inc. (a)	47,249	1,891,850
Ciphergen Biosystems, Inc. (a)	8,010	9,212
Covalent Group, Inc. (a)	7,298	18,245
Covance, Inc. (a)	41,949	2,477,927
Cryo-Cell International, Inc. (a)	6,550	16,703
Dionex Corp. (a)(d)	15,118	814,255
Discovery Partners International, Inc. (a)	7,205	17,940
Diversa Corp. (a)	14,786	138,545

	Shares	Value
Enzo Biochem, Inc. (a)(d)	19,619	$ 203,057
eResearchTechnology, Inc. (a)(d)	23,930	218,242
Exelixis, Inc. (a)	66,857	725,398
Gene Logic, Inc. (a)	7,441	18,156
Harvard Bioscience, Inc. (a)	8,617	36,191
Illumina, Inc. (a)	22,937	626,868
Immunicon Corp. (a)	7,192	36,435
Interleukin Genetics, Inc. (a)(d)	6,973	39,676
Invitrogen Corp. (a)	35,041	2,233,513
Kendle International, Inc. (a)	9,169	297,259
Luminex Corp. (a)	20,616	336,041
Medivation, Inc. (a)(d)	18,044	82,100
Molecular Devices Corp. (a)	12,725	365,717
Nanogen, Inc. (a)(d)	35,888	76,441
Nektar Therapeutics (a)(d)	62,141	1,242,199
PAREXEL International Corp. (a)	15,838	454,551
Pharmaceutical Product Development, Inc.	69,498	2,524,862
PRA International (a)	13,580	340,451
Sequenom, Inc. (a)	10,320	6,708
Serologicals Corp. (a)	20,562	640,918
SFBC International, Inc. (a)(d)	9,166	142,531
Stratagene Corp.	1,955	12,903
Techne Corp. (a)	23,799	1,301,329
Third Wave Technologies, Inc. (a)	10,841	28,187
Transgenomic, Inc. (a)	4,398	1,935
Tripos, Inc. (a)	2,058	5,231
Varian, Inc. (a)	23,757	1,045,546
Ventana Medical Systems, Inc. (a)	23,071	1,094,950
		23,453,950
Pharmaceuticals - 1.0%
Abraxis BioScience, Inc. (a)(d)	23,499	673,011
Acusphere, Inc. (a)(d)	1,403	7,773
Adams Respiratory Therapeutics, Inc.	16,798	777,411
Adolor Corp. (a)	29,553	690,654
Advancis Pharmaceutical Corp. (a)	4,491	14,596
Akorn, Inc. (a)(d)	32,825	131,628
Alpharma, Inc. Class A	26,807	627,820
Alteon, Inc. (a)(d)	9,772	1,954
Atherogenics, Inc. (a)(d)	21,187	281,575
Auxilium Pharmaceuticals, Inc. (a)	18,555	154,192
AVANIR Pharmaceuticals Class A (a)(d)	14,261	139,615
Barrier Therapeutics, Inc. (a)(d)	6,541	38,723
Bentley Pharmaceuticals, Inc. (a)(d)	12,642	149,049
Bradley Pharmaceuticals, Inc. (a)(d)	5,396	69,824
Caraco Pharmaceutical Laboratories Ltd. (a)	20,224	217,004
CNS., Inc.	12,112	276,275
Collagenex Pharmaceuticals, Inc. (a)	22,008	273,780
Columbia Laboratories, Inc. (a)(d)	12,667	47,755
Connetics Corp. (a)	30,176	354,568
Corcept Therapeutics, Inc. (a)(d)	7,957	37,955
Corgentech, Inc. (a)	1,142	8,462
Cortex Pharmaceuticals, Inc. (a)(d)	7,017	22,314
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Cypress Bioscience, Inc. (a)	19,092	$ 131,544
DepoMed, Inc. (a)	14,582	83,555
Discovery Laboratories, Inc. (a)(d)	33,851	75,488
Durect Corp. (a)(d)	36,548	171,776
Emisphere Technologies, Inc. (a)(d)	22,624	220,584
Endo Pharmaceuticals Holdings, Inc. (a)(d)	82,307	2,414,887
Epicept Corp. (a)(d)	1,640	4,395
First Horizon Pharmaceutical Corp. (a)(d)	19,421	409,977
Heska Corp. (a)	20,430	22,473
Hi-Tech Pharmacal Co., Inc. (a)	9,053	179,430
Hollis-Eden Pharmaceuticals, Inc. (a)(d)	6,761	32,115
Immtech Pharmaceuticals, Inc. (a)(d)	2,377	16,116
Inspire Pharmaceuticals, Inc. (a)(d)	16,447	78,617
Interpharm Holdings, Inc. (a)(d)	2,260	2,938
Ista Pharmaceuticals, Inc. (a)(d)	7,132	42,221
Kos Pharmaceuticals, Inc. (a)	15,012	644,165
KV Pharmaceutical Co. Class A (a)(d)	27,399	555,652
Matrixx Initiatives, Inc. (a)	3,745	55,875
Medicines Co. (a)	32,192	595,552
Medicis Pharmaceutical Corp. Class A (d)	34,846	1,039,108
MGI Pharma, Inc. (a)	56,858	1,024,013
Nastech Pharmaceutical Co., Inc. (a)(d)	15,653	218,985
New River Pharmaceuticals, Inc. (a)(d)	13,190	389,105
NitroMed, Inc. (a)(d)	19,202	78,536
Noven Pharmaceuticals, Inc. (a)	23,333	408,794
Nutrition 21, Inc. (a)(d)	16,280	31,258
Oxis International, Inc. (a)	5,100	1,836
Pain Therapeutics, Inc. (a)(d)	28,510	242,335
Par Pharmaceutical Companies, Inc. (a)(d)	23,901	548,528
Penwest Pharmaceuticals Co. (a)(d)	18,669	361,058
Perrigo Co.	66,464	1,117,924
Pharmos Corp. (a)(d)	12,987	29,870
Pozen, Inc. (a)(d)	16,220	227,080
Questcor Pharmaceuticals, Inc. (a)(d)	47,623	88,103
Salix Pharmaceuticals Ltd. (a)(d)	26,208	316,593
Santarus, Inc. (a)(d)	45,220	315,183
SCOLR Pharma, Inc. (a)(d)	17,200	84,624
Sepracor, Inc. (a)(d)	71,756	3,714,808
Spectrum Pharmaceuticals, Inc. (a)	284	1,119
SuperGen, Inc. (a)(d)	29,317	123,131
Valeant Pharmaceuticals International	62,307	1,071,680
ViroPharma, Inc. (a)	43,086	419,227
Vivus, Inc. (a)	59,578	260,356
Xenoport, Inc.	11,920	264,147
Zila, Inc. (a)	11,602	40,723
		23,151,422
TOTAL HEALTH CARE		248,849,039

	Shares	Value
INDUSTRIALS - 12.2%
Aerospace & Defense - 1.1%
AAR Corp. (a)	23,060	$ 555,285
Alliant Techsystems, Inc. (a)(d)	25,222	1,968,829
Applied Signal Technology, Inc.	5,054	88,698
Argon ST, Inc. (a)(d)	10,954	312,299
Armor Holdings, Inc. (a)	21,957	1,254,184
Astronics Corp. (a)	3,368	46,984
Aviall, Inc. (a)	18,083	852,613
BE Aerospace, Inc. (a)	45,676	1,012,637
Ceradyne, Inc. (a)(d)	15,383	671,776
CPI Aerostructures, Inc. (a)	1,677	12,443
Cubic Corp.	9,321	174,769
Curtiss-Wright Corp.	30,182	1,020,152
DHB Industries, Inc. (a)	15,368	24,128
DRS Technologies, Inc.	27,467	1,462,892
Ducommun, Inc. (a)	2,048	39,772
DynCorp International, Inc. Class A (d)	16,696	195,343
EDO Corp. (d)	9,094	237,990
Essex Corp. (a)	13,719	249,549
Esterline Technologies Corp. (a)	16,508	676,993
Firearms Training Systems, Inc. Class A (a)	32,643	28,726
GenCorp, Inc. (non-vtg.) (a)(d)	29,877	541,969
Hawk Corp. Class A (a)	3,526	48,095
Heico Corp. Class A	19,833	534,103
Herley Industries, Inc. (a)	12,228	231,354
Hexcel Corp. (a)	63,881	1,314,671
Innovative Solutions & Support, Inc. (a)(d)	8,701	117,115
Ionatron, Inc. (a)(d)	15,916	106,001
Irvine Sensors Corp. (a)	390	878
K&F Industries Holdings, Inc.	18,051	343,872
Kaman Corp.	14,710	273,606
Ladish Co., Inc. (a)	17,165	676,129
LMI Aerospace, Inc. (a)	5,920	113,664
Moog, Inc. Class A (a)	26,446	919,527
MTC Technologies, Inc. (a)	6,932	192,155
Orbital Sciences Corp. (a)(d)	38,253	573,412
Pemco Aviation Group, Inc. (a)(d)	664	9,860
Precision Castparts Corp.	89,540	5,160,190
Sequa Corp. Class A (a)	3,323	268,332
Sypris Solutions, Inc.	8,306	70,767
Taser International, Inc. (a)(d)	47,928	446,689
Teledyne Technologies, Inc. (a)	19,691	674,417
The Allied Defense Group, Inc. (a)	1,497	32,126
Todd Shipyards Corp.	6,043	198,815
Triumph Group, Inc. (a)	9,892	467,199
TVI Corp. (a)	29,926	107,135
United Industrial Corp.	7,610	374,108
		24,682,251
Air Freight & Logistics - 0.7%
ABX Air, Inc. (a)	44,456	299,633
AirNet Systems, Inc. (a)	400	1,164
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
C.H. Robinson Worldwide, Inc.	115,837	$ 5,101,461
Dynamex, Inc. (a)(d)	9,891	195,347
EGL, Inc. (a)	23,205	1,045,849
Expeditors International of Washington, Inc.	71,751	7,063,886
Forward Air Corp.	20,302	759,701
Hub Group, Inc. Class A (a)	12,954	612,983
Pacer International, Inc.	28,317	835,635
Park-Ohio Holdings Corp. (a)	2,246	39,283
UTI Worldwide, Inc.	36,392	990,954
Velocity Express Corp. (a)	10	13
		16,945,909
Airlines - 0.5%
AirTran Holdings, Inc. (a)(d)	51,782	636,919
Alaska Air Group, Inc. (a)	21,390	828,649
AMR Corp. (a)(d)	117,174	2,889,511
Continental Airlines, Inc. Class B (a)(d)	58,676	1,455,165
ExpressJet Holdings, Inc. Class A (a)	15,449	90,686
Frontier Airlines Holdings, Inc. (a)(d)	24,186	149,711
Hawaiian Holdings, Inc. (a)	24,994	96,227
JetBlue Airways Corp. (a)(d)	104,787	1,091,881
MAIR Holdings, Inc. (a)(d)	10,106	58,211
Mesa Air Group, Inc. (a)(d)	31,372	300,544
Midwest Air Group, Inc. (a)(d)	2,199	9,830
Pinnacle Airlines Corp. (a)(d)	9,213	63,017
Republic Airways Holdings, Inc. (a)	22,249	341,522
SkyWest, Inc.	38,077	884,529
UAL Corp. (a)	56,695	1,668,534
US Airways Group, Inc. (a)(d)	35,236	1,645,521
World Air Holdings, Inc. (a)	12,306	116,292
		12,326,749
Building Products - 0.5%
Aaon, Inc.	9,753	227,440
Advanced Environmental Recycling Technologies, Inc. Class A (a)(d)	11,364	34,092
American Woodmark Corp.	9,070	318,720
Ameron International Corp.	7,159	410,068
Apogee Enterprises, Inc.	19,597	293,955
Armstrong Holdings, Inc. (a)(d)	17,029	12,601
Builders FirstSource, Inc.	13,109	272,143
ElkCorp	10,708	307,855
Goodman Global, Inc.	14,764	250,250
Griffon Corp. (a)	22,241	603,621
Insteel Industries, Inc.	14,783	637,147
International Aluminum Corp.	2,821	113,771
Jacuzzi Brands, Inc. (a)	56,255	527,109
Lennox International, Inc.	42,980	1,223,211
NCI Building Systems, Inc. (a)(d)	15,395	933,553
PW Eagle, Inc.	4,678	131,405
Quixote Corp.	10,799	210,796
Simpson Manufacturing Co. Ltd.	23,400	811,746

	Shares	Value
Trex Co., Inc. (a)	5,040	$ 136,836
Universal Forest Products, Inc.	12,000	788,760
US Home Systems, Inc. (a)	1,441	14,050
USG Corp. (a)(d)	21,981	2,024,010
		10,283,139
Commercial Services & Supplies - 3.0%
A.T. Cross Co. Class A (a)	7,939	36,519
ABM Industries, Inc.	31,246	542,118
ACCO Brands Corp. (a)	30,274	689,036
Adesa, Inc.	61,478	1,399,239
Administaff, Inc.	14,570	559,925
Advisory Board Co. (a)	12,699	656,538
Ambassadors International, Inc.	3,352	74,515
American Ecology Corp.	7,611	193,243
American Reprographics Co. (a)	17,681	613,000
Amrep Corp.	1,187	49,569
Angelica Corp.	3,181	61,107
APAC Customer Services, Inc. (a)	13,380	28,901
Aramark Corp. Class B	81,327	2,663,459
Banta Corp.	17,829	881,822
Barrett Business Services, Inc. (a)	6,200	154,380
Bowne & Co., Inc.	22,482	325,989
Brady Corp. Class A	29,785	1,185,741
Casella Waste Systems, Inc. Class A (a)	29,398	458,609
CBIZ, Inc. (a)(d)	38,465	317,336
CDI Corp.	6,472	190,600
Central Parking Corp. (d)	12,239	175,140
Cenveo, Inc. (a)	25,258	478,639
ChoicePoint, Inc. (a)	61,189	2,723,522
Clean Harbors, Inc. (a)	8,911	323,380
Coinstar, Inc. (a)	16,962	398,268
Competitive Technologies, Inc. (a)(d)	3,836	11,968
Comsys IT Partners, Inc. (a)(d)	9,126	125,117
Consolidated Graphics, Inc. (a)	7,126	362,998
Copart, Inc. (a)	47,283	1,297,446
Cornell Companies, Inc. (a)	2,994	47,305
Corporate Executive Board Co.	28,093	2,857,620
Corrections Corp. of America (a)(d)	27,233	1,392,968
CoStar Group, Inc. (a)	10,946	583,969
Covanta Holding Corp. (a)(d)	71,138	1,145,322
CRA International, Inc. (a)	6,878	305,383
Deluxe Corp.	35,976	773,124
DiamondCluster International, Inc. (a)	15,755	150,303
Document Security Systems, Inc. (a)(d)	9,753	82,803
Dun & Bradstreet Corp. (a)	44,681	3,255,904
Duratek, Inc. (a)	9,904	217,294
Ennis, Inc.	16,601	324,052
Evans Systems, Inc. (a)(d)	3,400	170
Exponent, Inc. (a)	4,404	132,120
First Advantage Corp. Class A (a)(d)	10,252	240,204
First Consulting Group, Inc. (a)	8,047	72,906
Food Technology Service, Inc. (a)	24,286	18,700
FTI Consulting, Inc. (a)	28,047	740,160
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
G&K Services, Inc. Class A	11,899	$ 459,539
Global Cash Access Holdings, Inc.	28,182	437,103
GP Strategies Corp. (a)	6,690	51,513
Healthcare Services Group, Inc.	17,528	355,994
Heidrick & Struggles International, Inc. (a)	13,431	474,383
Herman Miller, Inc.	45,245	1,322,059
HNI Corp.	30,495	1,591,839
Hudson Highland Group, Inc. (a)	15,335	182,793
Humitech International Group, Inc. (a)	75	0
Huron Consulting Group, Inc. (a)	13,021	398,833
ICT Group, Inc. (a)	2,304	61,701
IHS, Inc. Class A	10,025	270,174
IKON Office Solutions, Inc.	81,546	1,053,574
Innotrac Corp. (a)	3,181	7,316
Integrated Alarm Services Group, Inc. (a)(d)	5,801	21,638
Intersections, Inc. (a)	3,842	39,649
John H. Harland Co.	16,990	727,682
Kaiser Ventures LLC Class A (a)	100	0
Kelly Services, Inc. Class A (non-vtg.)	11,483	310,730
Kenexa Corp.	14,861	450,288
Kforce, Inc. (a)	23,628	361,036
Knoll, Inc.	22,498	416,213
Korn/Ferry International (a)	25,616	525,128
Labor Ready, Inc. (a)	33,824	783,026
Layne Christensen Co. (a)	9,628	260,919
Learning Tree International, Inc. (a)(d)	4,772	42,853
LECG Corp. (a)	10,710	187,425
M&F Worldwide Corp. (a)(d)	6,406	101,215
Mac-Gray Corp. (a)	3,487	45,017
Manpower, Inc.	58,780	3,869,487
McGrath RentCorp.	12,352	327,946
Medialink Worldwide, Inc. (a)(d)	9,153	36,612
Mine Safety Appliances Co. (d)	19,063	785,586
Mobile Mini, Inc. (a)	22,852	716,410
Multi-Color Corp.	954	27,513
Nashua Corp. (a)	4,665	35,034
Navigant Consulting, Inc. (a)(d)	36,353	734,694
NCO Group, Inc. (a)	17,519	460,925
Odyssey Marine Exploration, Inc. (a)(d)	41,200	99,292
On Assignment, Inc. (a)	17,692	209,119
PeopleSupport, Inc. (a)	14,043	185,789
Perma-Fix Environmental Services, Inc. (a)	8,161	15,179
PHH Corp. (a)	36,385	930,001
Pike Electric Corp.	9,650	188,658
PRG-Schultz International, Inc. (a)(d)	51,315	24,631
Protection One, Inc.	512	7,695
RCM Technologies, Inc. (a)	5,333	30,931
Refac (a)	11,600	92,800

	Shares	Value
RemedyTemp, Inc. Class A (a)	2,024	$ 33,416
Republic Services, Inc.	82,505	3,366,204
Resources Connection, Inc. (a)	34,896	889,848
Rollins, Inc.	23,114	455,346
Schawk, Inc. Class A	8,849	167,423
School Specialty, Inc. (a)(d)	14,123	508,993
Sirva, Inc. (a)	9,936	69,651
SITEL Corp. (a)	43,010	203,437
SOURCECORP, Inc. (a)	10,346	257,408
Spherion Corp. (a)	38,741	323,875
Spherix, Inc. (a)(d)	5,297	11,759
Standard Parking Corp. (a)	3,872	109,268
Standard Register Co.	11,044	143,351
Steelcase, Inc. Class A	41,000	760,140
Stericycle, Inc. (a)	29,903	1,993,633
Synagro Technologies, Inc.	52,957	237,777
Team, Inc. (a)	5,770	181,467
TeamStaff, Inc. (a)	6,456	9,878
Teletech Holdings, Inc. (a)	22,516	271,093
Tetra Tech, Inc. (a)	37,617	662,059
The Brink's Co.	39,033	2,144,863
The Geo Group, Inc. (a)	6,188	230,812
TRC Companies, Inc. (a)	3,649	38,132
TRM Corp. (a)(d)	4,518	32,168
U.S. Liquids, Inc. (a)	500	1
United Stationers, Inc. (a)(d)	20,551	953,977
UTEK Corp.	10,333	165,225
Venture Catalyst, Inc. (a)	4,800	6,816
Viad Corp.	15,820	485,516
Volt Information Sciences, Inc. (a)	4,078	121,851
Waste Connections, Inc. (a)(d)	32,293	1,241,666
Waste Industries USA, Inc.	5,309	107,826
Waterlink, Inc. (a)	13,000	3
Watson Wyatt Worldwide, Inc. Class A	30,403	1,089,644
WCA Waste Corp. (a)	14,127	114,287
West Corp. (a)	17,905	868,751
Westaff, Inc. (a)	6,445	25,651
		67,319,588
Construction & Engineering - 0.6%
Comfort Systems USA, Inc.	30,009	390,117
EMCOR Group, Inc. (a)	19,076	917,365
ENGlobal Corp. (a)(d)	5,236	44,611
Foster Wheeler Ltd. (a)	45,027	1,992,445
Granite Construction, Inc.	22,803	942,448
Infrasource Services, Inc. (a)(d)	14,105	259,532
Insituform Technologies, Inc. Class A (a)	17,094	437,606
Jacobs Engineering Group, Inc. (a)	38,561	3,008,915
Michael Baker Corp. (a)	1,542	34,803
Modtech Holdings, Inc. (a)(d)	5,824	54,687
Perini Corp. (a)	13,679	335,956
Quanta Services, Inc. (a)(d)	71,622	1,192,506
Shaw Group, Inc. (a)	49,154	1,309,463
Sterling Construction Co., Inc. (a)	7,183	219,082
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
URS Corp. (a)	33,993	$ 1,440,963
Washington Group International, Inc.	19,580	1,055,166
Williams Scotsman International, Inc.	17,831	463,606
Xanser Corp. (a)	6,501	29,645
		14,128,916
Electrical Equipment - 1.0%
A.O. Smith Corp.	12,464	547,793
Active Power, Inc. (a)(d)	42,574	187,751
Acuity Brands, Inc.	30,364	1,211,524
American Superconductor Corp. (a)(d)	25,860	242,308
AMETEK, Inc.	45,832	2,091,314
AML Communications, Inc. (a)(d)	4,959	5,802
Arotech Corp. (a)(d)	6,082	1,597
AZZ, Inc. (a)	2,745	62,174
Baldor Electric Co.	25,620	762,707
Beacon Power Corp. (a)(d)	1,934	2,495
BTU International, Inc. (a)	5,333	82,182
C&D Technologies, Inc. (d)	10,479	69,161
Capstone Turbine Corp. (a)(d)	73,813	225,130
Color Kinetics, Inc. (a)(d)	4,701	72,019
Digital Power Corp. (a)	4,959	9,819
Distributed Energy Systems Corp. (a)(d)	27,692	140,398
Encore Wire Corp. (a)(d)	10,750	410,543
Energy Conversion Devices, Inc. (a)(d)	23,714	942,632
EnerSys (a)(d)	16,103	226,247
Evergreen Solar, Inc. (a)(d)	30,083	335,425
EXX, Inc. Class A (a)	3,975	9,381
Franklin Electric Co., Inc.	9,580	501,130
FuelCell Energy, Inc. (a)(d)	37,064	387,689
General Cable Corp. (a)	33,452	1,079,162
Genlyte Group, Inc. (a)	17,419	1,215,498
Global Power Equipment Group, Inc. (a)(d)	12,875	45,191
GrafTech International Ltd. (a)	57,460	354,528
Hubbell, Inc. Class B	40,153	2,021,704
II-VI, Inc. (a)	14,906	282,916
LaBarge, Inc. (a)(d)	3,526	46,720
Lamson & Sessions Co. (a)(d)	7,205	175,730
LSI Industries, Inc.	18,573	273,023
M-Wave, Inc. (a)	3,800	2,888
MagneTek, Inc. (a)	6,175	16,611
Medis Technologies Ltd. (a)(d)	10,041	243,394
Microfield Group, Inc. (a)(d)	20,770	82,872
Microvision, Inc. (a)(d)	4,959	10,364
Millennium Cell, Inc. (a)(d)	10,760	17,001
Peco II, Inc. (a)	2,700	4,995
Plug Power, Inc. (a)(d)	58,171	297,254
Powell Industries, Inc. (a)	3,555	80,165
Power-One, Inc. (a)	50,364	309,235
Preformed Line Products Co. (d)	2,387	84,476
Regal-Beloit Corp.	19,376	928,692

	Shares	Value
Roper Industries, Inc.	56,702	$ 2,655,922
Superior Essex, Inc. (a)	17,936	608,748
Technology Research Corp.	3,139	16,856
Thomas & Betts Corp. (a)	41,391	2,379,983
Ultralife Batteries, Inc. (a)(d)	14,770	150,506
UQM Technologies, Inc. (a)(d)	9,558	48,746
Valence Technology, Inc. (a)(d)	28,181	54,389
Vicor Corp.	14,143	251,745
Woodward Governor Co.	19,734	624,778
		22,891,313
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	21,097	1,713,076
McDermott International, Inc. (a)	39,735	2,607,013
Raven Industries, Inc.	9,493	299,694
Standex International Corp.	6,940	203,689
Teleflex, Inc.	23,691	1,453,206
Tredegar Corp.	13,644	193,335
Walter Industries, Inc. (d)	27,036	1,572,414
		8,042,427
Machinery - 2.7%
3D Systems Corp. (a)(d)	10,723	212,315
A.S.V., Inc. (a)(d)	11,508	235,339
Accuride Corp. (a)	12,530	143,844
Actuant Corp. Class A (d)	17,860	1,054,276
AGCO Corp. (a)(d)	59,085	1,445,219
Alamo Group, Inc.	3,665	79,677
Albany International Corp. Class A	19,056	761,478
American Railcar Industries, Inc.	6,226	213,988
American Science & Engineering, Inc. (a)(d)	6,072	348,958
Ampco-Pittsburgh Corp.	3,730	122,568
Astec Industries, Inc. (a)(d)	12,330	425,878
Axsys Technologies, Inc. (a)	2,806	46,383
Badger Meter, Inc.	3,952	218,150
Baldwin Technology Co., Inc. Class A (a)	3,555	19,553
Barnes Group, Inc.	12,389	511,542
Basin Water, Inc.	5,840	88,184
Briggs & Stratton Corp.	32,859	1,064,632
Bucyrus International, Inc. Class A	21,599	1,102,413
Cascade Corp.	7,531	283,166
Catalytica Energy Systems, Inc. (a)	8,234	12,351
Circor International, Inc.	7,340	214,842
CLARCOR, Inc.	35,706	1,122,954
Columbus McKinnon Corp. (NY Shares) (a)	8,489	223,261
Commercial Vehicle Group, Inc. (a)	14,684	301,609
Crane Co.	34,943	1,404,010
Donaldson Co., Inc.	48,410	1,607,696
Dynamic Materials Corp. (d)	7,896	220,062
Eastern Co.	4,969	109,566
EnPro Industries, Inc. (a)(d)	16,362	568,743
ESCO Technologies, Inc. (a)(d)	17,249	884,874
Federal Signal Corp.	41,599	635,633
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Flanders Corp. (a)	10,793	$ 109,549
Flow International Corp. (a)(d)	32,121	430,421
Flowserve Corp. (a)	35,825	1,905,174
FreightCar America, Inc. (d)	7,160	432,178
Gardner Denver, Inc. (a)	17,265	1,302,817
Gehl Co. (a)	7,751	205,712
Gorman-Rupp Co.	11,755	272,951
Graco, Inc.	44,763	2,057,755
Graham Corp. (d)	4,038	80,316
Greenbrier Companies, Inc.	8,932	309,494
Hardinge, Inc.	3,618	51,557
Harsco Corp.	28,251	2,288,896
Hirsch International Corp. Class A (a)	2,100	2,625
Hurco Companies, Inc. (a)	6,978	197,617
IDEX Corp.	33,643	1,626,639
JLG Industries, Inc.	65,862	1,432,499
Joy Global, Inc.	83,092	4,465,364
K-Tron International, Inc. (a)	2,734	130,685
Kadant, Inc. (a)	10,799	253,129
Kaydon Corp.	19,116	797,711
Kennametal, Inc.	25,600	1,530,880
Key Technology, Inc. (a)	2,697	33,578
L.B. Foster Co. Class A (a)	18,649	445,338
Lincoln Electric Holdings, Inc.	26,125	1,435,830
Lindsay Manufacturing Co.	9,496	209,387
Lydall, Inc. (a)	4,210	38,143
Manitowoc Co., Inc.	40,137	1,845,901
Met-Pro Corp.	6,581	82,328
Middleby Corp. (a)	3,871	345,796
Milacron, Inc. (a)	13,450	15,468
Miller Industries, Inc. (a)	8,914	175,071
Mueller Industries, Inc.	25,850	844,003
Mueller Water Products, Inc. Class A	365	6,307
NACCO Industries, Inc. Class A	3,619	517,083
Nordson Corp.	21,411	998,823
Omega Flex, Inc. (a)(d)	3,426	61,360
Oshkosh Truck Co.	48,253	2,550,171
Paragon Technologies, Inc. (a)	1,565	14,899
Pentair, Inc.	67,535	2,306,996
Portec Rail Products, Inc.	5,406	74,214
RBC Bearings, Inc.	10,315	258,184
Robbins & Myers, Inc.	5,734	134,405
Spire Corp. (a)(d)	200	1,614
SPX Corp. (d)	47,606	2,504,552
Sun Hydraulics Corp.	8,640	170,208
Tecumseh Products Co. Class A (non-vtg.)	9,990	216,883
Tennant Co.	3,550	176,258
Terex Corp. (a)	33,263	3,043,565
The L.S. Starrett Co. Class A (d)	5,190	73,750
Timken Co.	55,966	1,759,011

	Shares	Value
Titan International, Inc. (d)	8,031	$ 154,436
Toro Co.	25,824	1,246,524
Trinity Industries, Inc.	33,641	2,097,180
TurboChef Technologies, Inc. (a)(d)	7,368	82,448
Twin Disc, Inc.	3,578	115,104
Valmont Industries, Inc.	13,420	642,818
Wabash National Corp.	17,869	300,199
Wabtec Corp.	31,031	1,085,154
Watts Water Technologies, Inc. Class A	17,672	605,796
Wolverine Tube, Inc. (a)(d)	11,965	37,331
		62,273,249
Marine - 0.2%
Alexander & Baldwin, Inc. (d)	29,760	1,346,640
American Commercial Lines, Inc.	17,773	975,915
Eagle Bulk Shipping, Inc. (d)	13,844	187,448
Excel Maritime Carriers Ltd. (a)(d)	14,221	115,901
Genco Shipping & Trading Ltd. (d)	11,502	193,004
Horizon Lines, Inc. Class A	12,681	167,009
International Shipholding Corp. (a)	4,464	58,523
Kirby Corp. (a)	12,683	952,874
		3,997,314
Road & Rail - 0.8%
AMERCO (a)	5,289	467,600
Arkansas Best Corp.	13,868	571,500
Celadon Group, Inc. (a)	11,048	309,013
Central Freight Lines, Inc. (a)(d)	4,722	8,500
Con-way, Inc.	34,755	2,053,673
Covenant Transport, Inc. Class A (a)	4,491	58,832
Dollar Thrifty Automotive Group, Inc. (a)	15,113	687,339
Florida East Coast Industries, Inc. Class A	16,017	887,502
Frozen Food Express Industries, Inc. (a)	4,026	40,622
Genesee & Wyoming, Inc. Class A (a)	26,422	793,717
Heartland Express, Inc.	38,621	651,150
J.B. Hunt Transport Services, Inc.	81,673	1,998,538
Kansas City Southern (a)(d)	51,268	1,360,140
Knight Transportation, Inc.	33,740	642,410
Laidlaw International, Inc.	67,730	1,706,796
Landstar System, Inc.	39,434	1,742,588
Marten Transport Ltd. (a)	8,071	157,949
Old Dominion Freight Lines, Inc. (a)(d)	23,057	710,386
P.A.M. Transportation Services, Inc. (a)(d)	3,368	90,229
Patriot Transportation Holding, Inc. (a)	534	46,933
Quality Distribution, Inc. (a)	6,526	89,080
RailAmerica, Inc. (a)	27,000	303,750
SCS Transportation, Inc. (a)	10,643	260,434
Swift Transportation Co., Inc. (a)(d)	30,530	874,379
U.S. Xpress Enterprises, Inc. Class A (a)	6,026	134,199
Universal Truckload Services, Inc. (a)	5,000	160,900
USA Truck, Inc. (a)	4,594	90,823
Werner Enterprises, Inc. (d)	34,718	675,959
YRC Worldwide, Inc. (a)	38,556	1,520,649
		19,095,590
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.7%
Aceto Corp.	13,271	$ 101,656
Applied Industrial Technologies, Inc.	18,563	715,604
Beacon Roofing Supply, Inc. (a)	20,283	764,669
BlueLinx Corp.	14,464	194,975
Electro Rent Corp. (a)	14,337	236,561
Fastenal Co. (d)	93,802	4,033,486
GATX Corp.	32,251	1,400,016
H&E Equipment Services, Inc.	8,988	267,393
Huttig Building Products, Inc. (a)	6,924	44,383
Interline Brands, Inc. (a)	21,315	518,807
Lawson Products, Inc.	2,516	92,564
MSC Industrial Direct Co., Inc. Class A	30,643	1,416,626
NuCo2, Inc. (a)	10,939	292,509
Rush Enterprises, Inc. Class A (a)	13,800	240,396
TAL International Group, Inc. (d)	13,278	308,182
TransDigm Group, Inc.	8,850	222,932
UAP Holding Corp.	21,052	496,827
United Rentals, Inc. (a)(d)	42,014	1,368,816
Watsco, Inc.	16,421	919,740
WESCO International, Inc. (a)	31,487	2,069,955
Willis Lease Finance Corp. (a)	2,246	19,316
		15,725,413
Transportation Infrastructure - 0.0%
Interpool, Inc. (d)	6,238	123,887
Macquarie Infrastructure Co. Trust	19,419	539,848
		663,735
TOTAL INDUSTRIALS		278,375,593
INFORMATION TECHNOLOGY - 14.2%
Communications Equipment - 1.6%
3Com Corp. (a)(d)	281,839	1,271,094
ACE*COMM Corp. (a)(d)	4,585	12,141
Adtran, Inc.	45,545	1,148,645
Airspan Networks, Inc. (a)(d)	55,386	293,546
Alliance Fiber Optic Products, Inc. (a)	23,499	34,779
AltiGen Communications, Inc. (a)	1,965	3,242
American Access Technologies, Inc. (a)	3,100	4,123
Anaren, Inc. (a)	13,340	262,264
Applied Innovation, Inc. (a)	4,398	17,504
Arris Group, Inc. (a)	72,069	866,269
Avanex Corp. (a)(d)	102,664	178,635
Avici Systems, Inc. (a)(d)	5,006	30,487
Avocent Corp. (a)	30,320	689,477
Aware, Inc. (a)	10,854	61,759
Bel Fuse, Inc. Class B (non-vtg.)	8,174	256,500
Belden CDT, Inc.	28,018	891,813
Black Box Corp.	12,372	639,014
Blue Coat Systems, Inc. (a)	6,464	102,648
Bookham, Inc. (a)(d)	57,200	220,220
C-COR, Inc. (a)	39,930	273,920

	Shares	Value
Carrier Access Corp. (a)	8,499	$ 67,652
Comarco, Inc. (a)	2,807	28,519
CommScope, Inc. (a)(d)	35,500	1,037,665
Communications Systems, Inc.	2,049	22,232
Comtech Telecommunications Corp. (a)(d)	14,149	425,319
Digi International, Inc. (a)	8,313	98,842
Ditech Networks, Inc. (a)	24,840	224,554
Dycom Industries, Inc. (a)	26,769	576,604
EFJ, Inc. (a)	12,549	85,584
EMS Technologies, Inc. (a)	13,418	264,737
Endwave Corp. (a)(d)	4,014	51,660
Entrada Networks, Inc. (a)	292	1
eOn Communications Corp. (a)	3,013	4,369
Extreme Networks, Inc. (a)	71,148	315,897
Ezenia!, Inc. (a)	2,900	9,135
F5 Networks, Inc. (a)	25,891	1,256,231
Finisar Corp. (a)(d)	162,977	744,805
Foundry Networks, Inc. (a)	82,921	1,066,364
Glenayre Technologies, Inc. (a)	64,254	179,269
Globecomm Systems, Inc. (a)	1,591	10,532
Harmonic, Inc. (a)	45,500	204,750
Harris Corp.	91,514	3,726,450
Inter-Tel, Inc.	14,007	293,167
InterDigital Communication Corp. (a)(d)	38,688	1,096,805
ION Networks, Inc. (a)	12,500	2,125
ISCO International, Inc. (a)(d)	19,929	5,580
Ixia (a)	25,559	263,513
Juniper Networks, Inc. (a)(d)	367,769	5,858,560
KVH Industries, Inc. (a)	19,517	221,908
Lantronix, Inc. (a)	17,964	38,443
Loral Space & Communications Ltd. (a)	8,569	239,932
Loral Space & Communications Ltd. (NY Shares) (a)	11,797	94
MasTec, Inc. (a)	31,599	406,679
Microwave Filter Co., Inc.	3,836	5,332
MRV Communications, Inc. (a)(d)	62,152	185,834
NETGEAR, Inc. (a)	23,159	542,152
Network Engines, Inc. (a)(d)	9,093	16,095
Network Equipment Technologies, Inc. (a)	9,591	28,198
NMS Communications Corp. (a)	36,033	144,853
NumereX Corp. Class A (a)	4,959	35,477
Occam Networks, Inc. (a)	2,428	43,704
Oplink Communications, Inc. (a)	13,673	258,283
Optelecom Nkf, Inc. (a)	1,053	17,459
Optical Cable Corp. (a)	1,228	6,005
Optical Cable Corp. warrants 10/24/07 (a)	1,083	11
Optical Communication Products, Inc. (a)	7,672	15,728
Packeteer, Inc. (a)	20,916	239,488
Parkervision, Inc. (a)(d)	3,649	37,220
PC-Tel, Inc. (a)	22,837	225,401
Pegasus Wireless Corp. (a)(d)	43,100	484,013
Performance Technologies, Inc. (a)	4,304	31,204
Plantronics, Inc.	29,494	635,596
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Polycom, Inc. (a)	57,034	$ 1,231,364
Powerwave Technologies, Inc. (a)	71,463	699,623
Radyne Corp. (a)	20,583	270,666
Redback Networks, Inc. (a)(d)	36,163	863,934
SafeNet, Inc. (a)(d)	15,786	262,363
Science Dynamics Corp. (a)	3,000	210
SCM Microsystems, Inc. (a)	4,117	12,804
SeaChange International, Inc. (a)	14,511	90,549
Sirenza Microdevices, Inc. (a)	30,536	348,721
Sonus Networks, Inc. (a)(d)	163,010	759,627
SpectraLink Corp.	7,222	67,020
Stratex Networks, Inc. (a)	60,182	251,561
Stratos International, Inc. (a)	2,179	12,442
Sycamore Networks, Inc. (a)	132,666	586,384
Symmetricom, Inc. (a)(d)	36,266	262,929
Tekelec (a)(d)	39,792	574,199
Telkonet, Inc. (a)(d)	34,540	127,798
Telular Corp. (a)(d)	4,093	9,414
Terabeam, Inc. (a)(d)	2,250	5,243
Tollgrade Communications, Inc. (a)	3,530	33,959
Tut Systems, Inc. (a)(d)	5,838	15,704
UTStarcom, Inc. (a)(d)	68,749	438,619
Veramark Technologies, Inc. (a)	1,700	1,173
ViaSat, Inc. (a)	16,686	425,493
Vyyo, Inc. (a)(d)	7,423	49,437
Wave Wireless Corp. (a)	40	4
Wegener Corp. (a)	11,602	15,083
Westell Technologies, Inc. Class A (a)	23,209	61,736
Wi-Tron, Inc. (a)	2,500	950
WJ Communications, Inc. (a)	17,073	35,853
Zhone Technologies, Inc. (a)(d)	48,510	101,871
		36,654,843
Computers & Peripherals - 1.3%
ActivIdentity Corp. (a)	30,377	129,102
Adaptec, Inc. (a)	97,213	434,542
Advanced Digital Information Corp. (a)	45,733	542,851
Ampex Corp. Class A (a)	1,884	27,902
Avid Technology, Inc. (a)	29,960	1,180,124
Brocade Communications Systems, Inc. (a)(d)	194,059	1,185,700
Concurrent Computer Corp. (a)	79,110	214,388
CopyTele, Inc. (a)(d)	16,655	12,991
Cray, Inc. (a)(d)	54,672	101,690
Datalink Corp. (a)	2,058	12,965
Dataram Corp.	3,649	19,157
Diebold, Inc.	52,487	2,231,222
Dot Hill Systems Corp. (a)	30,475	117,024
Electronics for Imaging, Inc. (a)	37,898	887,950
Emulex Corp. (a)	57,125	1,012,255
Exabyte Corp. (a)	814	326
FOCUS Enhancements, Inc. (a)	7,672	6,613

	Shares	Value
Hauppauge Digital, Inc. (a)(d)	4,117	$ 16,501
HEI, Inc. (a)(d)	3,368	7,511
Hutchinson Technology, Inc. (a)	15,974	371,076
Hypercom Corp. (a)	33,443	361,853
iCAD, Inc. (a)	5,579	9,205
Imation Corp.	27,600	1,062,048
Immersion Corp. (a)	12,108	68,289
InFocus Corp. (a)	16,952	80,352
Innovex, Inc. (a)	4,552	19,801
Intermec, Inc. (a)(d)	32,972	759,675
Interphase Corp. (a)	2,203	12,866
Iomega Corp. (a)	46,398	152,185
Komag, Inc. (a)(d)	19,044	790,897
LaserCard Corp. (a)	11,480	189,994
Lexar Media, Inc. (a)(d)	53,539	504,873
McDATA Corp. Class A (a)(d)	112,268	424,373
Mobility Electronics, Inc. (a)(d)	18,109	129,479
MTI Technology Corp. (a)(d)	9,637	12,432
Neoware Systems, Inc. (a)(d)	14,217	293,723
Novatel Wireless, Inc. (a)(d)	18,380	204,753
Overland Storage, Inc. (a)	6,049	48,271
Palm, Inc. (a)(d)	59,978	988,437
Presstek, Inc. (a)(d)	19,299	188,551
Printronix, Inc.	1,310	18,170
Qualstar Corp. (a)	2,735	8,533
Quantum Corp. (a)	114,189	332,290
Rackable Systems, Inc.	16,069	609,176
Rimage Corp. (a)	10,658	225,097
SBS Technologies, Inc. (a)	14,315	235,911
Seagate Technology	350,284	8,179,131
SimpleTech, Inc. (a)	16,223	64,081
Socket Communications, Inc. (a)	8,047	11,266
SteelCloud, Inc., (a)	4,772	6,681
Stratasys, Inc. (a)(d)	8,706	263,444
Synaptics, Inc. (a)(d)	20,063	475,092
Transact Technologies, Inc. (a)(d)	2,830	37,554
ViewCast.com, Inc. (a)	10,386	1,766
VPGI Corp. (a)	1,500	90
Western Digital Corp. (a)	146,253	2,976,249
Zoom Technologies, Inc. (a)	5,240	5,554
		28,264,032
Electronic Equipment & Instruments - 2.0%
Acacia Research Corp. - Acacia Technologies (a)	43,910	526,042
Advanced Photonix, Inc. Class A (a)(d)	11,134	23,604
Aeroflex, Inc. (a)	53,481	626,263
Aetrium, Inc. (a)	100	480
Agilysys, Inc.	17,133	282,695
Allied Motion Technologies, Inc. (a)	3,555	17,953
American Technical Ceramics Corp. (a)	2,713	35,812
American Technology Corp. (a)	2,713	8,627
Amphenol Corp. Class A	59,886	3,326,667
Anixter International, Inc.	23,502	1,145,252
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
APA Enterprises, Inc. (a)	3,836	$ 5,370
Applied Films Corp. (a)	12,242	347,061
Arrow Electronics, Inc. (a)	82,407	2,678,228
Avnet, Inc. (a)	95,195	2,101,906
AVX Corp.	37,968	621,536
Axcess, Inc. (a)	6,529	6,333
Bell Industries, Inc. (a)	7,298	18,245
Bell Microproducts, Inc. (a)(d)	21,017	126,943
Benchmark Electronics, Inc. (a)	36,613	886,401
Brightpoint, Inc. (a)	30,950	661,711
CalAmp Corp. (a)	25,303	247,463
Cash Technologies, Inc. (a)	2,900	2,117
CDW Corp.	41,574	2,325,234
Checkpoint Systems, Inc. (a)	23,666	534,615
Chyron Corp. (a)(d)	7,000	7,070
Cogent, Inc. (a)(d)	23,674	367,420
Cognex Corp. (d)	26,826	673,601
Coherent, Inc. (a)	18,552	610,917
Conolog Corp. (a)	170	88
CPI International, Inc.	8,558	145,486
CTS Corp.	29,802	404,711
CyberOptics Corp. (a)	1,204	16,447
Daktronics, Inc.	10,862	517,357
DDi Corp. (a)(d)	20,393	149,685
Digital Angel Corp. (a)(d)	7,990	28,125
DTS, Inc. (a)	10,547	198,495
Echelon Corp. (a)(d)	15,261	128,498
Electro Scientific Industries, Inc. (a)	15,506	308,414
eMagin Corp. (a)	28,133	9,003
En Pointe Technologies, Inc. (a)	2,994	4,790
Excel Technology, Inc. (a)	11,164	332,910
Fargo Electronics, Inc. (a)	4,491	111,512
FARO Technologies, Inc. (a)(d)	4,015	60,345
FLIR Systems, Inc. (a)	45,842	1,170,346
Frequency Electronics, Inc.	1,170	14,414
Gerber Scientific, Inc. (a)	18,124	189,396
Giga-Tronics, Inc. (a)	4,585	8,849
Global Imaging Systems, Inc. (a)	17,904	733,169
GTSI Corp. (a)(d)	3,743	23,244
I. D. Systems Inc. (a)	11,645	239,072
Identix, Inc. (a)	53,889	317,945
Ingram Micro, Inc. Class A (a)	101,936	1,759,415
InPlay Technologies, Inc. (a)	4,023	9,615
Insight Enterprises, Inc. (a)	30,700	556,898
Intelli-Check, Inc. (a)(d)	1,429	6,702
International DisplayWorks, Inc. (a)(d)	42,589	218,056
Iteris, Inc. (a)	4,304	10,244
Itron, Inc. (a)	15,928	952,494
Jaco Electronics, Inc. (a)	3,836	12,797
Keithley Instruments, Inc.	4,405	56,164
KEMET Corp. (a)	50,913	486,728

	Shares	Value
Landauer, Inc.	6,794	$ 316,600
LeCroy Corp. (a)	12,897	176,689
LightPath Technologies, Inc. Class A (a)(d)	1,150	5,256
Littelfuse, Inc. (a)	18,342	642,520
LoJack Corp. (a)	11,896	209,964
M-Flex Electronix, Inc. (a)(d)	6,965	231,726
Maxwell Technologies, Inc. (a)(d)	10,739	214,780
MDI, Inc. (a)(d)	7,859	6,995
Measurement Specialties, Inc. (a)	7,492	204,756
Mechanical Technology, Inc. (a)(d)	9,637	39,126
Mercury Computer Systems, Inc. (a)	13,741	225,627
Merix Corp. (a)(d)	15,740	151,419
Mesa Laboratories, Inc.	4,207	63,063
Methode Electronics, Inc. Class A	31,984	305,127
Metrologic Instruments, Inc. (a)	6,046	90,871
Micronetics, Inc. (a)	3,743	50,531
MSGI Security Solutions, Inc. (a)	58	228
MTS Systems Corp.	14,636	611,053
Napco Security Systems, Inc. (a)(d)	11,648	169,595
National Instruments Corp.	34,153	956,626
Newport Corp. (a)	24,770	406,228
NU Horizons Electronics Corp. (a)	3,462	28,769
OSI Systems, Inc. (a)	6,635	132,103
OYO Geospace Corp. (a)	3,097	176,374
Par Technology Corp. (a)	6,450	93,396
Park Electrochemical Corp.	13,110	416,505
Paxar Corp. (a)	24,171	514,117
PC Connection, Inc. (a)(d)	6,035	35,607
Pemstar, Inc. (a)(d)	10,011	28,531
Perceptron, Inc. (a)	2,600	19,890
PFSweb, Inc. (a)(d)	13,371	16,313
Photon Dynamics, Inc. (a)	10,818	172,547
Planar Systems, Inc. (a)(d)	18,106	242,258
Plexus Corp. (a)	28,206	1,109,342
RadiSys Corp. (a)	13,283	275,622
RAE Systems, Inc. (a)	46,052	184,208
Research Frontiers, Inc. (a)(d)	3,836	20,714
RF Industries Ltd. (a)	2,339	14,853
RF Monolithics, Inc. (a)	3,462	20,772
Richardson Electronics Ltd.	4,959	34,068
Rofin-Sinar Technologies, Inc. (a)	11,467	625,640
Rogers Corp. (a)	14,684	836,401
Satcon Technology Corp. (a)(d)	5,988	12,515
ScanSource, Inc. (a)	11,564	680,888
Sigmatron International, Inc. (a)	762	6,614
Smart Modular Tech WWH, Inc.	4,633	39,797
Somera Communications, Inc. (a)	1,356	3,159
Spatializer Audio Labs, Inc. (a)	12,700	216
Spectrum Control, Inc. (a)	4,200	33,600
Staktek Holdings, Inc. (a)	7,258	44,274
StockerYale, Inc. (a)	2,400	2,616
Sunpower Corp. Class A (d)	10,604	322,256
Suntron Corp. (a)	13,394	25,984
SYNNEX Corp. (a)	5,731	102,814
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Tech Data Corp. (a)	39,157	$ 1,421,399
Technitrol, Inc. (d)	22,567	514,979
Trimble Navigation Ltd. (a)	37,821	1,737,497
TTM Technologies, Inc. (a)	27,980	408,788
Universal Display Corp. (a)(d)	12,461	182,180
Viisage Technology, Inc. (a)(d)	9,777	131,012
Vishay Intertechnology, Inc. (a)	118,495	1,925,544
Woodhead Industries, Inc.	15,450	269,912
X-Rite, Inc. (d)	20,571	240,269
Zomax, Inc. (a)	12,351	20,132
Zones, Inc. (a)	3,275	20,731
Zygo Corp. (a)	13,142	197,656
		45,818,622
Internet Software & Services - 1.1%
24/7 Real Media, Inc. (a)	16,663	139,136
Access Integrated Technologies, Inc. Class A (a)	12,538	150,456
Akamai Technologies, Inc. (a)	101,859	3,187,168
aQuantive, Inc. (a)	43,794	1,085,653
Ariba, Inc. (a)	46,753	396,933
Art Technology Group, Inc. (a)	80,342	248,257
Autobytel, Inc. (a)(d)	12,311	39,765
Bankrate, Inc. (a)(d)	6,081	276,990
Chordiant Software, Inc. (a)	58,922	190,318
Click Commerce, Inc. (a)(d)	5,741	111,548
CMGI, Inc. (a)(d)	277,855	366,769
CNET Networks, Inc. (a)(d)	84,746	742,375
Communication Intelligence Corp. (a)(d)	7,900	3,279
Corillian Corp. (a)	13,730	39,817
CyberSource Corp. (a)	17,560	167,171
DealerTrack Holdings, Inc.	7,871	170,407
deltathree, Inc. (a)	4,398	13,027
Digital Insight Corp. (a)	22,330	722,376
Digital River, Inc. (a)(d)	23,393	1,028,356
Digitas, Inc. (a)	54,916	714,457
DSL.net, Inc. (a)(d)	12,818	513
Dynabazaar, Inc. (a)	5,600	2,022
EarthLink, Inc. (a)	91,605	763,070
EasyLink Services Corp. Class A (a)	9,785	6,556
eCollege.com (a)	12,145	277,878
EDGAR Online, Inc. (a)(d)	3,836	16,303
eGain Communications Corp. (a)	1,156	1,734
Elcom International, Inc. (a)	6,500	813
Entrust, Inc. (a)	55,731	178,339
Equinix, Inc. (a)(d)	18,262	1,064,309
Firstwave Technologies, Inc. (a)	1,123	2,190
GlobeTel Communications Corp. (a)(d)	41,174	55,173
Globix Corp. (a)(d)	62,474	261,766
Goldleaf Financial Solutions, Inc. (a)	2,038	3,587
Greenfield Online, Inc. (a)	7,300	53,655
Homestore, Inc. (a)	110,620	659,295

	Shares	Value
Hyperfeed Technologies, Inc. (a)(d)	702	$ 576
I-Many, Inc. (a)	9,263	21,583
iBasis, Inc. (a)	3,274	27,338
iMergent, Inc. (a)(d)	3,575	44,831
InfoSpace, Inc. (a)(d)	23,418	530,886
Innodata Isogen, Inc. (a)	7,485	17,964
InsWeb Corp. (a)	283	778
Internap Network Services Corp. (a)	257,851	299,107
Internet America, Inc. (a)	6,082	1,885
Internet Capital Group, Inc. (a)(d)	26,835	231,318
Internet Commerce Corp. Class A (a)(d)	3,400	12,308
Interwoven, Inc. (a)	29,600	271,728
iPass, Inc. (a)	28,602	181,909
IPIX Corp. (a)(d)	5,133	6,776
j2 Global Communications, Inc. (a)	31,890	846,998
Jupiter Media Metrix, Inc. (a)	14,700	0
Jupitermedia Corp. (a)(d)	11,806	176,027
Keynote Systems, Inc. (a)	6,393	67,063
Kintera, Inc. (a)	6,752	9,385
Liquidity Services, Inc.	9,772	188,111
LivePerson, Inc. (a)	14,420	68,207
LookSmart Ltd. (a)	5,164	22,567
LQ Corp., Inc. (a)	1,092	1,791
Marchex, Inc. Class B (a)(d)	16,526	282,264
MIVA, Inc. (a)	10,274	43,151
NaviSite, Inc. (a)(d)	8,077	31,500
Neomedia Technologies, Inc. (a)	5,500	1,232
NetRatings, Inc. (a)(d)	5,877	84,629
NIC, Inc. (a)	14,170	90,971
On2.Com, Inc. (a)(d)	12,070	9,535
Online Resources Corp. (a)	15,282	186,899
Onstream Media Corp. (a)(d)	1,100	1,008
Onvia.com, Inc. (a)(d)	1,133	6,141
Openwave Systems, Inc. (a)(d)	56,185	794,456
Optio Software, Inc. (a)	3,200	4,800
Perficient, Inc. (a)	13,219	184,405
PlanetOut, Inc. (a)(d)	12,610	92,179
Prescient Applied Intel, Inc. (a)	150	29
RealNetworks, Inc. (a)(d)	82,492	780,374
S1 Corp. (a)	35,549	195,520
Saba Software, Inc. (a)	4,717	29,245
Salon Media Group, Inc. (a)	4,600	1,058
SAVVIS, Inc. (a)	129,530	243,516
Selectica, Inc. (a)	7,017	17,753
SonicWALL, Inc. (a)	42,946	362,035
Stellent, Inc.	18,656	207,641
Supportsoft, Inc. (a)	17,744	69,202
Synergy Brands, Inc. (a)	515	700
Terremark Worldwide, Inc. (a)(d)	17,735	111,376
The Knot, Inc. (a)	4,092	67,109
The Sedona Corp. (a)	8,300	1,660
TheStreet.com, Inc.	5,520	65,412
Travelzoo, Inc. (a)(d)	1,369	40,769
Tumbleweed Communications Corp. (a)	13,941	38,477
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
United Online, Inc.	38,002	$ 452,984
Uphonia, Inc. (a)(d)	283	20
US Dataworks, Inc. (a)	4,512	3,610
ValueClick, Inc. (a)	75,585	1,191,220
VCampus Corp. (a)(d)	380	163
Vignette Corp. (a)	18,250	248,748
VitalStream Holdings, Inc. (a)(d)	8,341	81,325
Vitria Technology, Inc. (a)	7,321	19,693
Vocus, Inc.	5,876	78,033
Web.com, Inc. (a)	4,656	26,306
Webb Interactive Services, Inc. (a)	4,865	487
WebEx Communications, Inc. (a)	22,931	753,283
webMethods, Inc. (a)	32,537	293,809
Websense, Inc. (a)	27,672	612,935
WebSideStory, Inc. (a)	7,965	109,200
WorldGate Communications, Inc. (a)(d)	10,573	19,137
Zix Corp. (a)(d)	12,791	14,198
		24,120,794
IT Services - 2.5%
Accenture Ltd. Class A	383,174	10,786,348
Acxiom Corp. (d)	52,492	1,237,761
Affinity Technology Group, Inc. (a)	12,100	3,388
Alliance Data Systems Corp. (a)(d)	46,654	2,475,928
Analysts International Corp. (a)	9,684	25,178
Answerthink, Inc. (a)	44,735	210,255
Anteon International Corp. (a)	20,915	1,150,743
Applied Digital Solutions, Inc. (a)(d)	41,642	88,697
BearingPoint, Inc. (a)(d)	130,456	1,047,562
CACI International, Inc. Class A (a)	19,638	1,196,347
Carreker Corp. (a)	6,269	34,605
Ceridian Corp. (a)	99,473	2,420,178
CheckFree Corp. (a)(d)	50,459	2,519,418
Ciber, Inc. (a)	29,128	184,963
Cognizant Technology Solutions Corp. Class A (a)	93,284	5,503,756
Computer Horizons Corp. (a)	7,299	36,276
Computer Task Group, Inc. (a)	11,529	54,763
Covansys Corp. (a)	8,731	120,139
CSG Systems International, Inc. (a)	30,734	715,488
CSP, Inc. (a)	3,555	25,063
Direct Insite Corp. (a)	53	29
DST Systems, Inc. (a)(d)	37,995	2,234,106
DynTek, Inc. Class A (a)	8,047	378
Edgewater Technology, Inc. (a)	4,972	33,710
eFunds Corp. (a)	29,430	664,529
Electronic Clearing House, Inc. (a)	3,439	44,741
eLoyalty Corp. (a)	4,341	57,614
Enherent Corp. (a)	8,200	984
ePresence, Inc. (a)	5,520	0
Euronet Worldwide, Inc. (a)(d)	21,645	758,224

	Shares	Value
Fidelity National Information Services, Inc.	64,099	$ 2,354,997
Forrester Research, Inc. (a)	8,617	220,681
Gartner, Inc. Class A (a)	31,334	490,377
Gevity HR, Inc.	18,970	514,656
Global Payments, Inc.	52,585	2,449,409
Heartland Payment Systems, Inc. (d)	7,112	189,037
Hewitt Associates, Inc. Class A (a)	37,037	986,295
iGate Corp. (a)	13,687	82,259
Indus International, Inc. (a)	18,393	55,363
Infocrossing, Inc. (a)(d)	13,968	153,089
Inforte Corp. (a)	1,679	8,412
infoUSA, Inc.	35,867	372,658
Integral Systems, Inc.	10,707	307,933
Iron Mountain, Inc. (a)(d)	81,011	2,992,546
Kanbay International, Inc. (a)(d)	21,649	299,406
Keane, Inc. (a)	32,173	445,918
Lightbridge, Inc. (a)	25,032	292,874
Lionbridge Technologies, Inc. (a)	30,073	198,482
ManTech International Corp. Class A (a)	9,479	320,864
Mastercard, Inc. Class A	1,383	62,152
Maximus, Inc.	16,744	532,292
MoneyGram International, Inc.	56,371	1,971,858
MPS Group, Inc. (a)	66,751	1,003,935
MTM Technologies, Inc. (a)	1,200	3,480
New Century Equity Holdings Corp. (a)	5,500	1,359
Perot Systems Corp. Class A (a)	50,269	705,777
Rainmaker Systems, Inc. (a)	6,480	34,992
RightNow Technologies, Inc. (a)	7,620	124,282
Safeguard Scientifics, Inc. (a)(d)	102,664	241,260
Sapient Corp. (a)	43,233	231,297
SI International, Inc. (a)	5,805	183,960
SM&A (a)	4,117	23,961
SRA International, Inc. Class A (a)	21,690	682,367
StarTek, Inc.	4,563	68,810
Storage Engine, Inc. (a)	500	2
Sykes Enterprises, Inc. (a)	17,836	307,493
Syntel, Inc.	10,172	233,956
TALX Corp.	20,346	541,204
Technology Solutions Co. (a)	479	4,881
TechTeam Global, Inc. (a)	6,114	60,712
The BISYS Group, Inc. (a)	84,801	1,250,815
The Management Network Group, Inc. (a)	14,649	34,425
theglobe.com, Inc. (a)	7,111	1,209
Tier Technologies, Inc. Class B (a)	4,678	30,501
TNS, Inc. (a)	18,791	387,095
Total System Services, Inc.	25,931	468,573
TSR, Inc.	4,079	20,387
Tyler Technologies, Inc. (a)	26,754	284,395
VeriFone Holdings, Inc. (a)(d)	27,685	875,953
WidePoint Corp. (a)	5,600	15,792
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Wright Express Corp. (a)(d)	24,656	$ 725,873
Zanett, Inc. (a)(d)	5,579	14,840
		57,496,315
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	48,241	1,703,390
Semiconductors & Semiconductor Equipment - 3.1%
8X8, Inc. (a)(d)	9,978	12,772
Actel Corp. (a)	16,843	233,781
ADE Corp. (a)(d)	6,152	198,156
Advanced Analogic Technologies, Inc.	26,029	300,114
Advanced Energy Industries, Inc. (a)	23,751	334,889
Agere Systems, Inc. (a)	130,327	1,943,176
Alliance Semiconductor Corp. (a)	9,169	25,306
AMIS Holdings, Inc. (a)	22,175	217,537
Amkor Technology, Inc. (a)	72,041	685,110
Amtech Systems, Inc. (a)	4,491	31,554
ANADIGICS, Inc. (a)	45,575	389,211
Applied Micro Circuits Corp. (a)	200,000	588,000
Asyst Technologies, Inc. (a)	35,628	245,121
Atheros Communications, Inc. (a)(d)	22,822	504,138
Atmel Corp. (a)	293,463	1,408,622
ATMI, Inc. (a)	25,660	672,292
Axcelis Technologies, Inc. (a)	73,491	468,138
AXT, Inc. (a)	6,269	21,691
Brooks Automation, Inc. (a)(d)	50,058	604,701
Cabot Microelectronics Corp. (a)(d)	20,422	587,337
California Micro Devices Corp. (a)	4,585	27,235
Catalyst Semiconductor, Inc. (a)	7,298	31,454
Centillium Communications, Inc. (a)	7,672	24,320
Ceva, Inc. (a)	16,486	101,224
Cirrus Logic, Inc. (a)	48,818	399,331
Cohu, Inc.	13,557	234,943
Conexant Systems, Inc. (a)	331,824	972,244
Credence Systems Corp. (a)(d)	83,523	380,865
Cree, Inc. (a)(d)	49,684	1,274,395
Cymer, Inc. (a)	25,824	1,197,975
Cypress Semiconductor Corp. (a)(d)	90,727	1,377,236
Diodes, Inc. (a)	13,974	497,614
DSP Group, Inc. (a)	22,414	589,264
Eagle Test Systems, Inc.	5,799	85,245
Electroglas, Inc. (a)	6,456	22,467
EMCORE Corp. (a)(d)	28,611	272,663
Entegris, Inc. (a)	75,235	728,275
ESS Technology, Inc. (a)	12,644	32,622
Exar Corp. (a)	26,161	345,325
Fairchild Semiconductor International, Inc. (a)(d)	79,040	1,380,829
FEI Co. (a)(d)	17,910	419,094
FormFactor, Inc. (a)	24,723	957,769
FSI International, Inc. (a)	7,956	38,507
Genesis Microchip, Inc. (a)(d)	18,331	224,188

	Shares	Value
Hi/fn, Inc. (a)	3,346	$ 17,935
Hittite Microwave Corp. (d)	9,875	351,155
Ibis Technology Corp. (a)(d)	5,001	11,772
Ikanos Communications, Inc.	6,198	98,486
Integrated Device Technology, Inc. (a)(d)	132,595	1,901,412
Integrated Silicon Solution, Inc. (a)	13,777	77,702
International Rectifier Corp. (a)	46,599	2,075,985
Intersil Corp. Class A	103,203	2,766,872
Intevac, Inc. (a)	13,428	287,896
IXYS Corp. (a)	8,168	81,680
JMAR Technologies, Inc. (a)(d)	5,707	2,505
Kopin Corp. (a)	52,672	234,917
Kulicke & Soffa Industries, Inc. (a)	33,480	270,184
Lam Research Corp. (a)	92,420	4,139,492
Lattice Semiconductor Corp. (a)	62,973	379,727
Leadis Technology, Inc. (a)	8,107	41,670
Logic Devices, Inc. (a)(d)	8,982	14,695
LogicVision, Inc. (a)	5,047	9,286
LTX Corp. (a)	39,917	296,184
Marvell Technology Group Ltd. (a)	150,045	7,152,645
Mattson Technology, Inc. (a)	29,860	267,546
MEMC Electronic Materials, Inc. (a)	101,509	3,554,845
Micrel, Inc. (a)	36,567	411,744
Micro Component Technology, Inc. (a)	6,643	3,388
Micro Linear Corp. (a)	7,672	21,482
Microchip Technology, Inc.	145,549	4,992,331
Microsemi Corp. (a)	43,877	1,052,170
Microtune, Inc. (a)	62,874	402,394
Mindspeed Technologies, Inc. (a)(d)	73,473	210,868
MIPS Technologies, Inc. (a)	19,049	109,913
MKS Instruments, Inc. (a)	24,430	533,307
Monolithic Power Systems, Inc. (a)	10,222	149,752
Monolithic System Technology, Inc. (a)	8,011	65,129
Nanometrics, Inc. (a)	3,555	40,136
NeoMagic Corp. (a)(d)	2,507	10,354
Netlogic Microsystems, Inc. (a)	8,669	283,130
Nextest Systems Corp.	6,129	110,016
NVE Corp. (a)(d)	1,357	19,744
Omnivision Technologies, Inc. (a)(d)	35,986	1,054,390
ON Semiconductor Corp. (a)(d)	67,586	408,219
PDF Solutions, Inc. (a)	12,368	164,371
Pericom Semiconductor Corp. (a)	12,297	106,984
Photronics, Inc. (a)	23,121	390,051
Pixelworks, Inc. (a)	25,246	70,941
PLX Technology, Inc. (a)	18,777	224,197
PortalPlayer, Inc. (a)(d)	4,893	49,175
Power Integrations, Inc. (a)	18,379	323,838
QuickLogic Corp. (a)	5,545	31,052
Rambus, Inc. (a)(d)	61,997	1,504,047
Ramtron International Corp. (a)	4,828	9,559
RF Micro Devices, Inc. (a)	134,760	977,010
Rudolph Technologies, Inc. (a)	23,489	389,448
Semitool, Inc. (a)	27,663	250,627
Semtech Corp. (a)	50,005	837,084
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Sigma Designs, Inc. (a)	21,853	$ 303,757
SigmaTel, Inc. (a)(d)	11,892	65,168
Silicon Image, Inc. (a)	58,674	558,576
Silicon Laboratories, Inc. (a)(d)	32,476	1,266,889
Silicon Storage Technology, Inc. (a)	69,338	257,937
SiRF Technology Holdings, Inc. (a)(d)	27,699	811,858
Skyworks Solutions, Inc. (a)	97,386	551,205
Spansion, Inc.	35,992	648,936
SRS Labs, Inc. (a)	2,620	15,301
Standard Microsystems Corp. (a)	13,643	310,924
Supertex, Inc. (a)(d)	7,135	289,396
Tegal Corp. (a)(d)	10,666	5,247
Tessera Technologies, Inc. (a)	30,782	869,284
Therma-Wave, Inc. (a)(d)	6,802	9,115
Transmeta Corp. (a)(d)	131,909	192,587
Transwitch Corp. (a)(d)	129,236	241,671
Trident Microsystems, Inc. (a)(d)	33,616	742,241
TriQuint Semiconductor, Inc. (a)	87,741	452,744
Ultra Clean Holdings, Inc. (a)	19,832	167,580
Ultratech, Inc. (a)	14,773	264,289
Varian Semiconductor Equipment Associates, Inc. (a)	38,470	1,190,647
Veeco Instruments, Inc. (a)	16,440	397,355
Virage Logic Corp. (a)	6,362	61,711
Vitesse Semiconductor Corp. (a)(d)	152,257	255,792
Volterra Semiconductor Corp. (a)	14,179	216,372
White Electronic Designs Corp. (a)	5,571	28,468
Zilog, Inc. (a)	8,368	25,773
Zoran Corp. (a)	30,773	761,632
		71,290,627
Software - 2.5%
Activision, Inc. (a)(d)	187,860	2,455,330
Actuate Corp. (a)	49,006	197,494
Adept Technology, Inc. (a)	1,291	17,467
Advent Software, Inc. (a)	17,829	584,969
Agile Software Corp. (a)	31,777	209,410
Altiris, Inc. (a)	18,172	317,101
American Software, Inc. Class A	5,825	40,659
Analytical Surveys, Inc. (a)	240	276
Ansoft Corp. (a)	10,234	200,382
Ansys, Inc. (a)	22,799	1,149,982
Applix, Inc. (a)	3,275	25,185
ARI Network Services, Inc. (a)	2,620	5,974
Aspen Technology, Inc. (a)(d)	31,641	370,200
Atari, Inc. (a)(d)	40,661	26,023
Authentidate Holding Corp. (a)	8,307	22,346
Avatech Solutions, Inc. (a)	735	1,544
AXS-One, Inc. (a)	5,614	10,610
BEA Systems, Inc. (a)	301,679	4,090,767
Bitstream, Inc. Class A (a)	3,682	23,602
Blackbaud, Inc.	10,813	207,718

	Shares	Value
Blackboard, Inc. (a)	13,362	$ 353,826
Borland Software Corp. (a)	51,221	270,959
Bottomline Technologies, Inc. (a)	18,875	189,883
BSQUARE Corp. (a)	2,830	6,594
Cadence Design Systems, Inc. (a)(d)	196,876	3,551,643
CAM Commerce Solutions, Inc.	1,965	45,490
Captaris, Inc. (a)	10,666	49,490
Catapult Communications Corp. (a)	3,462	42,583
Concur Technologies, Inc. (a)(d)	19,834	298,898
Convera Corp. Class A (a)(d)	8,548	54,451
DATATRAK International, Inc. (a)(d)	9,664	78,762
Datawatch Corp. (a)	3,120	10,982
Digimarc Corp. (a)	4,491	26,811
DocuCorp International, Inc. (a)	5,314	42,246
Dynamics Research Corp. (a)	2,901	41,368
ebix.com, Inc. (a)	421	7,229
Embarcadero Technologies, Inc. (a)	7,901	44,088
eMerge Interactive, Inc. Class A (a)(d)	4,201	924
Epicor Software Corp. (a)	27,320	294,783
EPIQ Systems, Inc. (a)	7,558	121,079
ePlus, Inc. (a)	3,612	48,762
eSpeed, Inc. Class A (a)	22,397	173,577
Evans & Sutherland Computer Corp. (a)	4,929	28,145
Evolving Systems, Inc. (a)	3,885	5,556
FactSet Research Systems, Inc.	23,813	1,069,442
Fair, Isaac & Co., Inc.	44,299	1,575,715
FalconStor Software, Inc. (a)(d)	11,290	71,917
FileNET Corp. (a)(d)	27,456	715,229
Forgent Networks, Inc. (a)	9,544	13,934
Gensym Corp. (a)	4,023	7,925
GraphOn Corp. (a)	7,300	1,606
GSE Systems, Inc. (a)	1,893	8,329
Guardian Technologies International (a)(d)	560	1,008
Hyperion Solutions Corp. (a)	42,270	1,213,572
i2 Technologies, Inc. (a)(d)	9,321	116,979
Informatica Corp. (a)	53,631	754,052
Interactive Intelligence, Inc. (a)	2,713	27,456
Intergraph Corp. (a)	17,605	625,858
Internet Security Systems, Inc. (a)	27,370	560,538
InterVideo, Inc. (a)	4,632	47,293
Intervoice, Inc. (a)	30,006	197,439
Intrusion, Inc. (a)(d)	1,567	1,003
Jack Henry & Associates, Inc. (d)	52,813	990,772
JDA Software Group, Inc. (a)	18,714	260,499
Kronos, Inc. (a)	20,933	837,320
Lawson Software, Inc. (a)(d)	77,697	524,455
Logility, Inc. (a)	7,206	74,402
Macrovision Corp. (a)	35,667	803,934
Magma Design Automation, Inc. (a)	23,182	162,042
Majesco Entertainment Co. (a)(d)	18,551	29,125
Manhattan Associates, Inc. (a)	20,433	411,112
Manugistics Group, Inc. (a)	22,995	57,258
MapInfo Corp. (a)	18,383	250,376
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
McAfee, Inc. (a)	114,867	$ 2,716,605
Mentor Graphics Corp. (a)	54,015	678,969
MetaSolv, Inc. (a)	10,105	30,921
MICROS Systems, Inc. (a)	26,949	1,108,951
MicroStrategy, Inc. Class A (a)	6,510	614,414
Midway Games, Inc. (a)(d)	19,693	140,805
Mobius Management Systems, Inc. (a)	6,867	40,515
Moldflow Corp. (a)	3,930	51,051
MRO Software, Inc. (a)	18,388	385,780
Napster, Inc. (a)	25,066	80,462
NAVTEQ Corp. (a)	60,842	2,540,154
Netguru, Inc.	1,800	378
NetIQ Corp. (a)	31,798	386,982
NetManage, Inc. (a)	1,259	6,433
NetScout Systems, Inc. (a)(d)	9,644	76,863
Netsmart Technologies, Inc. (a)	3,644	46,749
NetSol Technologies, Inc. (a)(d)	880	1,690
Nuance Communications, Inc. (a)(d)	90,528	789,404
Omtool Ltd. (a)	200	1,100
ONYX Software Corp. (a)	982	4,164
Open Solutions, Inc. (a)(d)	14,358	398,435
OpenTV Corp. Class A (a)	89,696	320,215
Opnet Technologies, Inc. (a)	6,308	71,470
Opsware, Inc. (a)	55,228	431,883
PASW, Inc. (a)	3,300	488
Peerless Systems Corp. (a)	6,456	40,673
Pegasystems, Inc. (a)	8,702	60,392
Pervasive Software, Inc. (a)	3,743	15,533
Phoenix Technologies Ltd. (a)	6,540	37,932
Plato Learning, Inc. (a)	26,002	176,294
Progress Software Corp. (a)(d)	32,873	765,283
QAD, Inc.	13,833	97,384
Quality Systems, Inc. (d)	11,476	381,233
Quest Software, Inc. (a)	34,661	481,095
Quovadx, Inc. (a)	11,829	30,519
Radiant Systems, Inc. (a)	16,141	174,161
Red Hat, Inc. (a)	113,574	2,977,910
Renaissance Learning, Inc. (d)	1,747	25,419
Reynolds & Reynolds Co. Class A	47,970	1,343,640
RSA Security, Inc. (a)	50,137	753,559
SAFLINK Corp. (a)(d)	59,330	29,665
Salesforce.com, Inc. (a)(d)	49,971	1,474,644
Scientific Learning Corp. (a)	3,264	15,602
SCO Group, Inc. (a)(d)	3,511	16,115
Secure Computing Corp. (a)(d)	34,928	310,161
Smith Micro Software, Inc. (a)	6,638	90,277
Sona Mobile Holdings Corp. (a)	2,400	2,160
Sonic Foundry, Inc. (a)(d)	10,711	23,886
Sonic Solutions, Inc. (a)	12,392	189,102
SPSS, Inc. (a)	15,151	560,587
SSA Global Technologies, Inc.	6,135	117,485

	Shares	Value
StorageNetworks, Inc. (a)	29,377	$ 0
SumTotal Systems, Inc. (a)	15,011	85,262
Sybase, Inc. (a)	61,837	1,259,620
Synopsys, Inc. (a)	98,057	2,003,305
Synplicity, Inc. (a)	6,924	44,521
Take-Two Interactive Software, Inc. (a)(d)	49,015	798,454
TeleCommunication Systems, Inc. Class A (a)(d)	3,743	8,721
TenFold Corp. (a)	6,737	2,358
THQ, Inc. (a)(d)	45,856	1,069,820
TIBCO Software, Inc. (a)	134,341	1,030,395
Transaction Systems Architects, Inc. Class A (a)	26,006	1,015,794
Ulticom, Inc. (a)	5,893	53,508
Ultimate Software Group, Inc. (a)(d)	11,363	257,826
VA Software Corp. (a)(d)	41,920	177,741
Vasco Data Security International, Inc. (a)(d)	13,265	110,763
Verint Systems, Inc. (a)	6,268	203,459
Versant Corp. (a)	308	2,131
Vertical Communications, Inc. (a)	1,066	778
VerticalNet, Inc. (a)(d)	4,472	1,123
Viewpoint Corp. (a)(d)	6,830	11,338
Voxware, Inc. (a)	43	233
WatchGuard Technologies, Inc. (a)	7,672	36,672
Wave Systems Corp. Class A (a)(d)	14,715	11,331
Wind River Systems, Inc. (a)	58,606	553,827
Witness Systems, Inc. (a)	18,839	388,837
		57,399,167
TOTAL INFORMATION TECHNOLOGY		322,747,790
MATERIALS - 4.2%
Chemicals - 1.7%
A. Schulman, Inc.	18,560	448,224
ADA-ES, Inc. (a)	6,212	120,886
Airgas, Inc.	41,798	1,600,445
Albemarle Corp.	25,635	1,230,480
Altair Nanotechnologies, Inc. (a)	51,810	168,383
American Pacific Corp. (a)	6,762	56,801
American Vanguard Corp. (d)	11,560	218,831
Arch Chemicals, Inc.	18,575	645,481
Balchem Corp.	9,996	206,917
Cabot Corp.	37,230	1,233,430
Calgon Carbon Corp. (d)	19,943	136,011
Celanese Corp. Class A	48,405	954,063
CF Industries Holdings, Inc.	32,831	560,753
Chemtura Corp.	156,612	1,539,496
Cytec Industries, Inc.	24,536	1,412,783
Eden Bioscience Corp. (a)	3,742	7,671
Ferro Corp.	26,096	459,290
Flotek Industries, Inc. (a)	5,811	124,414
FMC Corp.	23,032	1,487,176
Georgia Gulf Corp. (d)	23,243	749,122
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
H.B. Fuller Co.	18,199	$ 878,102
Hawkins, Inc.	5,284	72,655
Huntsman Corp. (a)	60,948	1,142,775
ICO, Inc. (a)	24,602	123,010
Koppers Holdings, Inc.	8,657	169,331
Kronos Worldwide, Inc.	4,133	121,097
Landec Corp. (a)	24,673	211,941
LESCO, Inc. (a)	4,008	62,685
LSB Industries, Inc. (a)(d)	3,264	26,700
Lubrizol Corp.	45,941	1,856,935
Lyondell Chemical Co.	154,142	3,730,236
MacDermid, Inc.	19,199	597,473
Material Sciences Corp. (a)	5,053	56,038
Minerals Technologies, Inc. (d)	14,232	830,295
Mosaic Co. (a)(d)	85,238	1,326,303
Nalco Holding Co. (a)	55,668	958,046
Nanophase Technologies Corp. (a)(d)	5,146	29,847
NewMarket Corp.	15,561	753,152
NL Industries, Inc.	2,181	25,976
Olin Corp.	47,665	844,147
OM Group, Inc. (a)	21,045	666,706
OMNOVA Solutions, Inc. (a)	18,956	115,252
Penford Corp.	12,815	176,463
Pioneer Companies, Inc. (a)	7,295	202,582
PolyOne Corp. (a)(d)	66,589	629,266
Quaker Chemical Corp.	4,322	73,993
Rockwood Holdings, Inc.	26,718	631,614
RPM International, Inc.	83,659	1,558,567
Sensient Technologies Corp.	36,505	736,671
Spartech Corp.	19,265	442,324
Stepan Co.	3,010	92,407
Symyx Technologies, Inc. (a)	21,339	569,751
Terra Industries, Inc. (a)(d)	57,036	426,059
The Scotts Miracle-Gro Co. Class A	31,765	1,386,860
Tronox, Inc. Class A	23,022	298,826
Valhi, Inc.	8,061	201,444
Valspar Corp.	61,939	1,704,561
W.R. Grace & Co. (a)(d)	39,207	556,739
Wellman, Inc.	18,990	82,986
Westlake Chemical Corp.	6,116	190,942
Zoltek Companies, Inc. (a)(d)	12,430	348,662
		38,270,076
Construction Materials - 0.4%
Eagle Materials, Inc.	32,664	1,591,717
Florida Rock Industries, Inc.	32,882	1,729,593
Headwaters, Inc. (a)(d)	31,004	851,060
Martin Marietta Materials, Inc.	31,177	2,853,007
Texas Industries, Inc.	16,887	826,956
U.S. Concrete, Inc. (a)	25,666	317,745
		8,170,078

	Shares	Value
Containers & Packaging - 0.6%
AEP Industries, Inc. (a)	5,838	$ 193,267
Aptargroup, Inc.	22,368	1,176,557
Caraustar Industries, Inc. (a)	16,241	143,083
Chesapeake Corp.	8,263	113,038
Constar International, Inc. (a)	2,862	10,990
Crown Holdings, Inc. (a)	109,383	1,764,348
Graphic Packaging Corp. (a)	49,076	190,415
Greif Brothers Corp. Class A	10,128	642,115
MOD-PAC Corp. (sub. vtg.) (a)	1,684	18,002
Myers Industries, Inc.	23,494	373,555
Owens-Illinois, Inc. (a)	94,437	1,605,429
Packaging Corp. of America	53,301	1,135,311
Packaging Dynamics Corp.	5,375	75,089
Rock-Tenn Co. Class A	30,848	477,219
Silgan Holdings, Inc.	15,625	584,219
Smurfit-Stone Container Corp. (a)(d)	165,918	1,986,038
Sonoco Products Co.	66,269	2,099,402
		12,588,077
Metals & Mining - 1.4%
A.M. Castle & Co. (d)	5,414	149,968
AK Steel Holding Corp. (a)	70,998	954,923
Aleris International, Inc. (a)(d)	20,352	879,817
Amcol International Corp.	19,794	535,032
Brush Engineered Materials, Inc. (a)	15,090	311,910
Canyon Resources Corp. (a)(d)	8,249	9,899
Carpenter Technology Corp.	14,990	1,675,882
Century Aluminum Co. (a)(d)	15,707	654,197
Chaparral Steel Co. (a)	14,709	903,574
Cleveland-Cliffs, Inc. (d)	13,862	1,020,520
Coeur d'Alene Mines Corp. (a)(d)	176,318	842,800
Commercial Metals Co.	78,666	1,935,970
Compass Minerals International, Inc.	21,799	555,439
Empire Resources, Inc. (d)	3,903	75,718
Friedman Industries	7,344	60,515
Gibraltar Industries, Inc.	23,536	655,478
Glamis Gold Ltd. (a)	109,758	4,260,753
Hecla Mining Co. (a)(d)	71,181	388,648
Meridian Gold, Inc. (a)	66,990	2,074,333
Metal Management, Inc.	19,301	605,858
Mines Management, Inc. (a)(d)	11,916	95,805
NN, Inc.	18,519	241,117
Northwest Pipe Co. (a)	8,811	235,959
Olympic Steel, Inc.	5,717	190,490
Oregon Steel Mills, Inc. (a)	23,447	1,100,368
Quanex Corp.	25,058	985,281
Reliance Steel & Aluminum Co.	21,108	1,701,516
Rock of Ages Corp. Class A	600	2,910
Royal Gold, Inc. (d)	14,852	420,015
RTI International Metals, Inc. (a)	16,018	961,881
Ryerson Tull, Inc. (d)	15,717	410,214
Schnitzer Steel Industries, Inc. Class A	15,052	539,464
Southern Copper Corp.	24,809	2,112,486
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Steel Dynamics, Inc. (d)	32,884	$ 1,910,232
Steel Technologies, Inc.	9,322	174,881
Stillwater Mining Co. (a)	30,042	412,477
Titanium Metals Corp. (a)(d)	38,560	1,395,486
Universal Stainless & Alloy Products, Inc. (a)	5,512	146,619
US Gold Corp. (a)(d)	15,676	139,516
Vista Gold Corp. (a)	16,085	133,988
Wheeling Pittsburgh Corp. (a)(d)	3,638	74,324
Worthington Industries, Inc.	47,398	807,188
		32,743,451
Paper & Forest Products - 0.1%
Bowater, Inc.	36,513	844,911
Buckeye Technologies, Inc. (a)	16,675	130,232
Deltic Timber Corp.	6,683	383,604
MAXXAM, Inc. (a)	2,331	73,543
Neenah Paper, Inc.	16,227	497,844
P.H. Glatfelter Co.	28,046	490,244
Pope & Talbot, Inc. (d)	3,531	21,963
Schweitzer-Mauduit International, Inc.	7,420	188,245
Wausau-Mosinee Paper Corp.	26,262	351,123
		2,981,709
TOTAL MATERIALS		94,753,391
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.6%
Alaska Communication Systems Group, Inc.	33,687	418,393
Allegiance Telecom, Inc. (a)	15,750	72
Arbinet-thexchange, Inc. (a)	8,129	44,953
Atlantic Tele-Network, Inc.	6,462	163,101
Broadwing Corp. (a)(d)	43,884	500,278
C2 Global Technologies, Inc. (a)(d)	275	132
Cbeyond Communications, Inc. (d)	11,360	225,950
Cincinnati Bell, Inc. (a)	167,572	651,855
Cogent Communications Group, Inc. (a)(d)	19,236	176,971
Commonwealth Telephone Enterprises, Inc.	14,738	487,091
Consolidated Communications Holdings, Inc.	22,499	368,534
Covad Communications Group, Inc. (a)(d)	173,698	361,292
CT Communications, Inc.	14,682	238,436
D&E Communications, Inc.	5,104	59,462
eLEC Communications Corp. (a)	14,200	4,984
Eschelon Telecom, Inc.	9,506	150,575
FairPoint Communications, Inc.	30,797	415,144
Fonix Corp. (a)	595	5
General Communications, Inc. Class A (a)	36,915	482,848

	Shares	Value
Global Crossing Ltd. (a)(d)	6,900	$ 140,415
HickoryTech Corp.	10,207	79,410
Hungarian Telephone & Cable Corp. (a)(d)	3,053	48,390
IDT Corp. Class B (a)(d)	42,521	588,491
Iowa Telecommunication Services, Inc.	22,349	402,282
Level 3 Communications, Inc. (a)(d)	458,548	2,278,984
Moscow CableCom Corp. (a)(d)	3,275	32,488
Mpower Holding Corp. (a)	69,146	127,229
NeuStar, Inc. Class A (d)	38,767	1,247,134
North Pittsburgh Systems, Inc.	13,368	336,874
NTELOS Holding Corp.	16,508	229,791
Pac-West Telecomm, Inc. (a)(d)	6,849	5,890
PanAmSat Holding Corp.	43,272	1,090,454
Premiere Global Services, Inc. (a)	39,920	299,400
Primus Telecommunications Group, Inc. (a)(d)	28,517	21,388
Rapid Link, Inc. (a)	4,800	768
Shenandoah Telecommunications Co.	7,394	328,885
SureWest Communications	7,402	143,303
Talk America Holdings, Inc. (a)	17,075	133,185
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)(d)	41,308	629,121
U.S. LEC Corp. Class A (a)(d)	5,708	19,293
Valor Communications Group, Inc. (d)	35,483	437,151
Vonage Holdings Corp. (d)	3,308	39,762
Warwick Valley Telephone Co.	842	18,187
WQN, Inc. (a)	1,740	1,757
XETA Technologies, Inc. (a)	3,181	7,475
		13,437,583
Wireless Telecommunication Services - 1.3%
@Road, Inc. (a)	15,022	83,072
American Tower Corp. Class A (a)	278,753	8,632,980
Centennial Communications Corp. Class A	17,544	102,457
Crown Castle International Corp. (a)	144,502	4,590,829
Dobson Communications Corp. Class A (a)(d)	102,053	876,635
First Ave Networks, Inc. (a)(d)	24,000	330,960
GoAmerica, Inc. (a)(d)	118	353
InPhonic, Inc. (a)	15,876	114,307
IPCS, Inc. (a)	7,200	351,216
LCC International, Inc. (a)	9,142	34,374
Leap Wireless International, Inc. (a)	26,757	1,172,759
Metro One Telecommunications, Inc. (a)	6,550	3,406
Nextel Partners, Inc. Class A (a)	104,134	2,957,406
NII Holdings, Inc. (a)(d)	90,594	4,933,749
Price Communications Corp. (a)	26,945	440,012
Rural Cellular Corp. Class A (a)	3,181	42,498
SBA Communications Corp. Class A (a)	61,034	1,397,068
SkyTerra Communications, Inc. (a)(d)	1,881	34,040
SunCom Wireless Holdings, Inc. Class A (a)	20,145	32,031
Syniverse Holdings, Inc. (a)	18,182	296,367
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Telephone & Data Systems, Inc.	69,465	$ 2,707,746
U.S. Cellular Corp. (a)(d)	12,417	745,020
Ubiquitel, Inc. (a)	47,417	493,611
USA Mobility, Inc.	16,032	325,289
Wireless Facilities, Inc. (a)	21,324	79,325
		30,777,510
TOTAL TELECOMMUNICATION SERVICES		44,215,093
UTILITIES - 4.0%
Electric Utilities - 1.0%
Allete, Inc.	17,643	802,404
Central Vermont Public Service Corp.	4,526	81,242
Cleco Corp.	30,451	676,317
DPL, Inc. (d)	81,776	2,191,597
Duquesne Light Holdings, Inc.	53,427	867,120
El Paso Electric Co. (a)	31,499	607,301
Empire District Electric Co.	26,330	573,994
Great Plains Energy, Inc.	49,912	1,391,047
Green Mountain Power Corp.	3,042	87,153
Hawaiian Electric Industries, Inc. (d)	59,512	1,599,087
IDACORP, Inc.	28,268	944,434
ITC Holdings Corp.	11,362	294,389
MGE Energy, Inc.	15,846	490,275
Northeast Utilities	109,092	2,206,931
Otter Tail Corp.	22,165	578,285
Pepco Holdings, Inc.	127,644	2,930,706
Portland General Electric Co.	19,339	539,558
Reliant Energy, Inc. (a)	198,258	2,309,706
Sierra Pacific Resources (a)	115,338	1,597,431
UIL Holdings Corp.	8,334	460,287
Unisource Energy Corp. (d)	18,785	569,186
Unitil Corp.	2,839	70,691
Westar Energy, Inc.	65,695	1,399,960
		23,269,101
Gas Utilities - 1.2%
AGL Resources, Inc.	52,169	1,907,820
Atmos Energy Corp.	62,741	1,683,968
Cascade Natural Gas Corp.	4,582	96,222
Chesapeake Utilities Corp.	7,710	223,590
Delta Natural Gas Co., Inc.	2,782	68,543
Energen Corp.	43,504	1,473,916
EnergySouth, Inc.	8,653	275,858
Equitable Resources, Inc.	84,448	2,841,675
Laclede Group, Inc.	12,640	425,336
National Fuel Gas Co.	60,419	2,163,000
New Jersey Resources Corp.	18,198	817,454
Northwest Natural Gas Co.	16,795	585,810
ONEOK, Inc.	68,694	2,307,431
Piedmont Natural Gas Co., Inc. (d)	48,886	1,188,419

	Shares	Value
Questar Corp.	61,500	$ 4,531,935
SEMCO Energy, Inc. (a)	5,396	29,948
South Jersey Industries, Inc.	27,137	728,900
Southern Union Co.	75,872	1,862,658
Southwest Gas Corp.	25,648	746,613
UGI Corp.	68,052	1,582,890
WGL Holdings, Inc. (d)	40,834	1,176,019
		26,718,005
Independent Power Producers & Energy Traders - 0.4%
Black Hills Corp.	27,692	936,820
Environmental Power Corp. (a)	10,176	66,551
Mirant Corp. (a)	204,560	5,089,453
NRG Energy, Inc. (a)(d)	60,853	3,027,437
Ormat Technologies, Inc.	6,685	249,150
		9,369,411
Multi-Utilities - 1.2%
Alliant Energy Corp.	75,585	2,600,124
Aquila, Inc. (a)	262,388	1,130,892
Avista Corp.	27,686	616,014
CH Energy Group, Inc.	14,429	664,455
Energy East Corp.	97,282	2,319,203
Florida Public Utilities Co.	5,845	77,388
MDU Resources Group, Inc.	81,226	2,881,898
NorthWestern Energy Corp.	18,206	633,569
NSTAR	78,810	2,179,885
OGE Energy Corp.	68,125	2,120,731
PNM Resources, Inc.	39,559	999,656
Puget Energy, Inc.	75,396	1,597,641
SCANA Corp.	74,905	2,855,379
Vectren Corp.	57,009	1,512,449
Wisconsin Energy Corp.	78,002	3,109,940
WPS Resources Corp.	27,634	1,349,092
		26,648,316
Water Utilities - 0.2%
American States Water Co.	11,845	437,081
Aqua America, Inc.	82,376	1,932,541
Artesian Resources Corp. Class A	2,509	75,772
Cadiz, Inc. (a)	14,433	259,938
California Water Service Group	10,939	410,541
Connecticut Water Service, Inc.	5,523	128,465
Middlesex Water Co. (d)	9,279	168,135
Pure Cycle Corp. (a)(d)	23,077	243,693
SJW Corp.	11,852	268,092
Southwest Water Co. (d)	18,750	242,813
York Water Co.	8,433	236,124
		4,403,195
TOTAL UTILITIES		90,408,028
TOTAL COMMON STOCKS (Cost $1,939,744,858)		2,248,540,149
U.S. Treasury Obligations - 0.2%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 4.6% 6/22/06 (e) (Cost $3,988,878)	$ 4,000,000	$ 3,989,272
Money Market Funds - 17.4%
	Shares
Fidelity Cash Central Fund, 5.03% (b)	20,919,501	20,919,501
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	375,696,226	375,696,226
TOTAL MONEY MARKET FUNDS (Cost $396,615,727)		396,615,727
TOTAL INVESTMENT PORTFOLIO - 116.3% (Cost $2,340,349,463)	2,649,145,148
NET OTHER ASSETS - (16.3)%	(371,063,395)
NET ASSETS - 100%	$ 2,278,081,753
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
227 Russell 1000 Mini Index Contracts	June 2006	$ 16,393,940	$ (52,304)
18 S&P 500 E-Mini Index Contracts	June 2006	1,144,890	854
7 S&P 500 Index Contracts	June 2006	2,226,175	(48,874)
111 S&P MidCap 400 E-Mini Index Contracts	June 2006	8,510,370	(13,920)
TOTAL EQUITY INDEX CONTRACTS		$ 28,275,375	$ (114,244)

The face value of futures purchased as a percentage of net assets - 1.3%
Swap Agreements
	Expiration Date	Notional Amount	Value
Equity Total Return Swaps
Receive monthly a return equal to Plains All American Pipeline LP and pay monthly a floating rate based on 1-month LIBOR plus 40 basis points with Goldman Sachs	Sept. 2006	$ 1,134,250	$ 75,660
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,989,272.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 607,314
Fidelity Securities Lending Cash Central Fund	987,550
Total	$ 1,594,864
Income Tax Information

At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $2,348,804,166. Net unrealized appreciation aggregated $300,340,982, of which $551,596,442 related to appreciated investment securities and $251,255,460 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Swaps are marked-to-market daily based on dealer-supplied valuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Short-Term Treasury
Bond Index Fund

May 31, 2006

1.832122.100

STD-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 98.7%
	Principal Amount	Value
U.S. Treasury Obligations - 98.7%
U.S. Treasury Bonds 8.75% 8/15/20	$ 26,000	$ 34,783
U.S. Treasury Notes:
2.625% 5/15/08	20,891,000	19,959,887
2.75% 8/15/07	14,863,000	14,461,238
3% 11/15/07	9,470,000	9,198,476
3% 2/15/09	18,428,000	17,486,440
3.375% 2/28/07	208,000	205,359
3.625% 6/30/07	168,000	165,408
3.625% 7/15/09	2,820,000	2,707,200
3.875% 5/15/09	213,000	206,311
3.875% 5/15/10	17,000	16,305
4.25% 10/15/10	2,545,000	2,468,154
4.25% 1/15/11	7,580,000	7,334,241
4.5% 2/15/09	1,581,000	1,559,200
4.625% 2/29/08	5,183,000	5,145,952
4.75% 11/15/08	2,074,000	2,060,390
4.75% 3/31/11	3,094,000	3,055,084
4.875% 4/30/11	1,591,000	1,579,254
6% 8/15/09	475,000	488,471
6.5% 2/15/10	19,012,000	19,947,010
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $108,521,844)		108,079,163
Cash Equivalents - 0.5%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations), in a joint trading account at 5.05%, dated 5/31/06 due 6/1/06 (Cost $520,000)	$ 520,073	520,000
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $109,041,844)		108,599,163
NET OTHER ASSETS - 0.8%		921,650
NET ASSETS - 100%		$ 109,520,813
Income Tax Information

At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $108,899,833. Net unrealized depreciation aggregated $300,670, of which $12,124 related to appreciated investment securities and $312,794 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Total Market Index Fund

May 31, 2006

1.816022.101

STI-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 11.2%
Auto Components - 0.3%
Aftermarket Technology Corp. (a)	11,055	$ 268,415
American Axle & Manufacturing Holdings, Inc.	8,765	153,650
ArvinMeritor, Inc. (d)	17,066	286,197
Bandag, Inc. (d)	4,123	153,705
BorgWarner, Inc.	14,964	984,332
Cooper Tire & Rubber Co.	18,050	205,409
Drew Industries, Inc. (a)	7,552	239,398
Dura Automotive Systems, Inc. Class A (a)	3,788	8,750
GenTek, Inc. (a)(d)	3,519	101,171
Gentex Corp. (d)	36,756	532,594
Goodyear Tire & Rubber Co. (a)(d)	58,788	747,783
Hayes Lemmerz International, Inc. (a)(d)	10,596	27,126
IMPCO Technologies, Inc. (a)	3,000	32,070
Johnson Controls, Inc.	51,729	4,405,759
Lear Corp. (d)	16,190	383,703
LKQ Corp. (a)	24,934	487,460
Modine Manufacturing Co.	6,000	141,000
Proliance International, Inc. (a)	1,414	6,575
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	15,342	61,368
Sauer-Danfoss, Inc.	7,425	184,734
Spartan Motors, Inc.	3,200	44,448
Standard Motor Products, Inc. (d)	4,236	33,507
Stoneridge, Inc. (a)(d)	3,200	24,896
Strattec Security Corp. (a)	654	27,795
Superior Industries International, Inc. (d)	3,800	69,882
Tenneco, Inc. (a)	17,339	413,362
TRW Automotive Holdings Corp. (a)	4,855	132,978
Visteon Corp. (a)(d)	20,475	151,925
Zapata Corp. (a)	880	6,336
		10,316,328
Automobiles - 0.3%
Coachmen Industries, Inc.	3,261	36,034
Fleetwood Enterprises, Inc. (a)(d)	32,994	310,144
Ford Motor Co.	490,132	3,509,345
General Motors Corp. (d)	119,391	3,215,200
Harley-Davidson, Inc.	71,112	3,544,933
Monaco Coach Corp.	4,738	61,784
National R.V. Holdings, Inc. (a)	300	1,710
Thor Industries, Inc.	11,649	560,084
Winnebago Industries, Inc.	8,659	245,742
		11,484,976
Distributors - 0.1%
All American Semiconductor, Inc. (a)	3,800	14,250
Audiovox Corp. Class A (a)	3,500	42,700
Building Material Holding Corp. (d)	11,010	314,005
Genuine Parts Co.	43,248	1,862,259
Handleman Co.	8,496	72,386

	Shares	Value
Keystone Automotive Industries, Inc. (a)(d)	2,721	$ 109,711
Source Interlink Companies, Inc. (a)(d)	4,300	48,762
		2,464,073
Diversified Consumer Services - 0.3%
Alderwoods Group, Inc. (a)	16,352	316,248
Apollo Group, Inc. Class A (a)	38,061	1,990,971
Bright Horizons Family Solutions, Inc. (a)	11,227	399,681
Career Education Corp. (a)	25,033	815,825
Corinthian Colleges, Inc. (a)(d)	20,140	278,133
CPI Corp.	2,000	52,520
DeVry, Inc. (a)(d)	14,744	361,228
Educate, Inc. (a)(d)	4,692	41,196
Education Management Corp. (a)	20,169	866,259
Escala Group, Inc. (a)(d)	12,044	87,078
EVCI Career Colleges, Inc. (a)	2,100	1,848
H&R Block, Inc.	75,120	1,708,980
INVESTools, Inc. (a)	19,344	168,873
ITT Educational Services, Inc. (a)(d)	11,897	773,305
Jackson Hewitt Tax Service, Inc.	6,376	208,495
Laureate Education, Inc. (a)	12,462	588,580
Mace Security International, Inc. (a)	1,100	2,860
Matthews International Corp. Class A	8,668	301,300
Nobel Learning Communities, Inc.	1,000	9,930
Pre-Paid Legal Services, Inc. (d)	2,919	101,990
Princeton Review, Inc. (a)(d)	14,522	81,904
Regis Corp.	11,743	407,247
Service Corp. International (SCI)	100,564	803,506
ServiceMaster Co.	83,310	899,748
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	12,060	322,605
Steiner Leisure Ltd. (a)	7,400	308,506
Stewart Enterprises, Inc. Class A	14,200	80,798
Strayer Education, Inc.	3,326	331,602
Universal Technical Institute, Inc. (a)	4,021	99,520
Vertrue, Inc. (a)(d)	2,400	93,480
Weight Watchers International, Inc.	10,098	422,904
		12,927,120
Hotels, Restaurants & Leisure - 1.8%
AFC Enterprises, Inc. (d)	11,772	159,393
Ambassadors Group, Inc.	10,766	281,531
American Real Estate Partners LP	2,991	124,156
Ameristar Casinos, Inc.	9,800	204,036
Applebee's International, Inc. (d)	25,851	522,707
Aztar Corp. (a)	8,919	462,539
Bally Technologies, Inc. (a)(d)	12,091	185,960
Bally Total Fitness Holding Corp. (a)(d)	6,262	49,470
BJ's Restaurants, Inc. (a)	2,100	55,986
Bluegreen Corp. (a)	10,900	131,236
Bob Evans Farms, Inc.	20,069	559,724
Boyd Gaming Corp. (d)	10,400	468,000
Brinker International, Inc.	20,925	767,948
Buca, Inc. (a)	3,878	20,360
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Burger King Holdings, Inc. (d)	6,334	$ 118,446
California Pizza Kitchen, Inc. (a)	3,723	108,004
Carnival Corp. unit	112,929	4,506,996
CBRL Group, Inc.	7,856	294,050
CEC Entertainment, Inc. (a)	9,020	300,907
Cedar Fair LP (depository unit)	6,754	178,238
Champps Entertainment, Inc. (a)	1,600	12,192
Chipotle Mexican Grill, Inc. Class A	3,662	211,554
Choice Hotels International, Inc.	11,349	613,640
Churchill Downs, Inc.	2,200	91,388
CKE Restaurants, Inc. (d)	10,567	177,209
Darden Restaurants, Inc.	32,022	1,133,899
Denny's Corp. (a)	42,300	194,580
Domino's Pizza, Inc.	8,100	191,808
Dover Downs Gaming & Entertainment, Inc.	980	24,892
Dover Motorsports, Inc.	9,735	58,994
Empire Resorts, Inc. (a)(d)	12,943	81,153
Gaylord Entertainment Co. (a)(d)	8,899	389,954
Great Wolf Resorts, Inc. (a)	11,129	131,545
GTECH Holdings Corp.	30,726	1,061,583
Harrah's Entertainment, Inc.	47,958	3,646,726
Hilton Hotels Corp.	95,697	2,627,840
IHOP Corp.	12,497	600,106
International Game Technology	86,797	3,231,452
International Speedway Corp. Class A	7,982	387,446
Interstate Hotels & Resorts, Inc. (a)	156	1,014
Isle of Capri Casinos, Inc. (a)	6,200	175,212
Jack in the Box, Inc. (a)	8,612	358,776
Kerzner International Ltd. (a)(d)	12,333	977,884
Krispy Kreme Doughnuts, Inc. (a)(d)	10,025	94,536
Landry's Seafood Restaurants, Inc.	4,001	122,471
Las Vegas Sands Corp. (a)	32,250	2,277,173
Life Time Fitness, Inc. (a)	9,702	443,867
Littlefield Corp.	2,520	2,999
Lodgian, Inc.:
Class A warrants 11/25/07 (a)	2	0
Class B warrants 11/25/09 (a)	8	0
Lone Star Steakhouse & Saloon, Inc.	4,300	111,929
Marcus Corp.	2,746	48,357
Marriott International, Inc. Class A	50,476	3,650,929
McDonald's Corp.	331,885	11,008,625
MGM MIRAGE (a)	30,379	1,259,513
Monarch Casino & Resort, Inc. (a)	4,679	128,953
MTR Gaming Group, Inc. (a)	5,600	54,544
Multimedia Games, Inc. (a)(d)	4,312	48,338
O'Charleys, Inc. (a)	3,850	64,103
Orient Express Hotels Ltd. Class A	17,884	686,030
OSI Restaurant Partners, Inc.	16,819	616,921
P.F. Chang's China Bistro, Inc. (a)(d)	8,419	348,631
Panera Bread Co. Class A (a)	8,925	577,983

	Shares	Value
Papa John's International, Inc. (a)	7,000	$ 220,220
Penn National Gaming, Inc. (a)	17,668	678,981
Pinnacle Entertainment, Inc. (a)	14,294	442,399
Progressive Gaming International Corp. (a)(d)	32,494	328,514
Rare Hospitality International, Inc. (a)(d)	6,075	186,806
Red Robin Gourmet Burgers, Inc. (a)	1,748	73,329
Royal Caribbean Cruises Ltd.	36,939	1,406,637
Rubio's Restaurants, Inc. (a)	4,819	43,371
Ruby Tuesday, Inc. (d)	13,091	364,061
Ruth's Chris Steak House, Inc.	21,710	436,371
Ryan's Restaurant Group, Inc. (a)	8,100	100,197
Scientific Games Corp. Class A (a)	16,034	611,376
Shuffle Master, Inc. (a)(d)	7,449	271,591
Six Flags, Inc. (a)(d)	12,400	104,160
Sonic Corp. (a)	19,560	427,190
SPEEDUS Corp. (a)	6,200	8,060
Speedway Motorsports, Inc. (d)	5,900	226,855
Starbucks Corp. (a)	201,024	7,166,506
Starwood Hotels & Resorts Worldwide, Inc.	59,990	3,665,389
Station Casinos, Inc.	12,361	902,353
Steak n Shake Co. (a)	11,830	193,775
Texas Roadhouse, Inc. Class A (a)	9,800	133,378
The Cheesecake Factory, Inc. (a)(d)	18,009	526,943
Triarc Companies, Inc. Class B	32,333	491,138
Trump Entertainment Resorts, Inc. (a)(d)	3,700	80,142
Vail Resorts, Inc. (a)	12,658	455,055
Wendy's International, Inc.	27,391	1,651,129
WMS Industries, Inc. (a)(d)	8,244	213,849
Wynn Resorts Ltd. (a)(d)	17,478	1,244,434
Yum! Brands, Inc.	72,411	3,649,514
		73,730,159
Household Durables - 0.8%
Advanced Lighting Technologies, Inc. (a)	4,600	0
American Biltrite, Inc. (a)	400	4,356
American Greetings Corp. Class A (d)	14,094	316,974
Applica, Inc. (a)(d)	3,200	13,120
Avatar Holdings, Inc. (a)(d)	1,645	92,696
Bassett Furniture Industries, Inc.	1,800	30,582
Beazer Homes USA, Inc.	8,313	413,572
Black & Decker Corp.	19,357	1,683,285
Blount International, Inc. (a)	8,403	107,726
Blyth, Inc.	9,084	192,127
Brookfield Homes Corp.	5,159	183,660
California Coastal Communities, Inc. (a)	5,563	196,263
Cavco Industries, Inc. (a)	750	35,573
Centex Corp.	31,483	1,501,424
Champion Enterprises, Inc. (a)	25,045	298,036
Cobra Electronics Corp.	1,200	14,172
Craftmade International, Inc.	1,700	31,314
CSS Industries, Inc.	1,556	47,225
D.R. Horton, Inc.	67,245	1,772,578
Dixie Group, Inc. (a)(d)	2,900	39,730
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Dolby Laboratories, Inc. Class A (a)	15,205	$ 335,726
Dominion Homes, Inc. (a)(d)	300	3,120
Enesco Group, Inc. (a)	4,629	4,398
Ethan Allen Interiors, Inc. (d)	7,178	273,195
Fedders Corp. (d)	3,300	8,943
Flexsteel Industries, Inc.	1,700	22,440
Fortune Brands, Inc.	37,332	2,762,568
Furniture Brands International, Inc. (d)	19,345	416,304
Garmin Ltd. (d)	17,901	1,669,984
Harman International Industries, Inc.	15,246	1,291,794
Helen of Troy Ltd. (a)(d)	4,390	84,244
Hovnanian Enterprises, Inc. Class A (a)	9,144	291,054
Interface, Inc. Class A (a)	9,800	112,504
Jarden Corp. (a)(d)	10,438	313,558
KB Home	19,887	1,018,214
Kimball International, Inc. Class B	4,000	60,000
Koss Corp.	1,300	32,110
La-Z-Boy, Inc. (d)	20,662	309,104
Leggett & Platt, Inc.	46,917	1,191,223
Lennar Corp. Class A	30,790	1,475,149
Lenox Group, Inc. (a)	2,200	22,352
Levitt Corp. Class A	2,250	35,820
Libbey, Inc.	1,691	19,227
Lifetime Brands, Inc.	300	8,310
M.D.C. Holdings, Inc.	6,672	361,289
M/I Homes, Inc.	2,316	83,376
Meritage Homes Corp. (a)(d)	5,902	316,288
Mestek, Inc. (a)(d)	300	4,335
MITY Enterprises, Inc. (a)	2,300	43,700
Mohawk Industries, Inc. (a)(d)	11,266	830,304
National Presto Industries, Inc. (d)	1,000	54,300
Newell Rubbermaid, Inc.	69,663	1,843,283
NVR, Inc. (a)(d)	1,395	849,555
Oneida Ltd. (a)(d)	400	88
Orleans Homebuilders, Inc. (d)	3,334	65,880
Palm Harbor Homes, Inc. (a)(d)	4,917	94,996
Pulte Homes, Inc.	52,476	1,703,896
Rockford Corp. (a)(d)	2,500	9,250
Russ Berrie & Co., Inc. (a)	2,935	38,155
Ryland Group, Inc. (d)	11,122	547,314
Salton, Inc. (a)(d)	1,800	4,950
Sealy Corp., Inc.	7,525	98,803
Skyline Corp.	1,289	47,667
Snap-On, Inc.	15,551	651,276
Standard Pacific Corp.	17,650	530,736
Stanley Furniture Co., Inc.	4,200	107,520
Syntax-Brillian Corp. (a)(d)	375	848
Tarragon Corp. (d)	3,858	58,912
Technical Olympic USA, Inc.	5,172	93,406
Tempur-Pedic International, Inc. (a)(d)	10,052	138,316
The Rowe Companies (a)	1,000	1,840

	Shares	Value
The Stanley Works	21,872	$ 1,061,886
Toll Brothers, Inc. (a)(d)	28,895	816,573
Tupperware Brands Corp.	14,481	297,874
Universal Electronics, Inc. (a)(d)	3,400	60,486
Virco Manufacturing Co. (a)	2,613	11,759
WCI Communities, Inc. (a)(d)	11,795	249,936
Whirlpool Corp.	16,562	1,489,255
Yankee Candle Co., Inc.	11,874	323,923
		31,627,729
Internet & Catalog Retail - 0.3%
1-800 CONTACTS, Inc. (a)(d)	2,129	31,275
1-800-FLOWERS.com, Inc. Class A (a)	23,580	148,790
Alloy, Inc. (a)(d)	1,450	17,357
Amazon.com, Inc. (a)	78,033	2,700,722
Audible, Inc. (a)(d)	1,300	12,155
Blair Corp.	121	4,312
Blue Nile, Inc. (a)(d)	11,043	330,186
Bluefly, Inc. (a)	2,800	1,961
Coldwater Creek, Inc. (a)	11,692	300,484
dELiA*s, Inc. (a)(d)	2,900	28,855
Drugstore.com, Inc. (a)(d)	7,303	20,960
Expedia, Inc. (a)(d)	65,974	937,491
FTD Group, Inc. (a)(d)	5,000	65,650
GSI Commerce, Inc. (a)(d)	5,379	84,719
Hollywood Media Corp. (a)	1,200	5,112
IAC/InterActiveCorp (a)(d)	81,116	2,095,226
Liberty Media Holding Corp. - Interactive Series A (a)	195,435	3,510,013
MediaBay, Inc. (a)(d)	133	48
Netflix, Inc. (a)(d)	15,695	434,595
NutriSystem, Inc. (a)(d)	7,762	527,195
Overstock.com, Inc. (a)(d)	2,492	53,653
PC Mall, Inc. (a)	500	3,170
PetMed Express, Inc. (a)(d)	6,000	74,280
Priceline.com, Inc. (a)(d)	5,439	169,153
Stamps.com, Inc. (a)	4,062	121,819
Systemax, Inc. (a)(d)	6,390	47,797
ValueVision Media, Inc. Class A (a)	5,600	69,496
VistaPrint Ltd.	10,371	328,450
		12,124,924
Leisure Equipment & Products - 0.2%
Adams Golf, Inc. (a)	400	580
Arctic Cat, Inc.	5,000	91,700
Brunswick Corp.	26,256	943,378
Callaway Golf Co.	31,896	425,174
Concord Camera Corp. (a)	3,084	2,128
Eastman Kodak Co.	71,524	1,724,444
Fairchild Corp. Class A (a)	7,600	15,960
Hasbro, Inc.	41,085	761,716
JAKKS Pacific, Inc. (a)(d)	4,540	88,485
Johnson Outdoors, Inc. Class A (a)	2,300	40,457
K2, Inc. (a)	17,186	189,562
Leapfrog Enterprises, Inc. Class A (a)(d)	4,328	44,362
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Marine Products Corp. (d)	11,437	$ 110,939
MarineMax, Inc. (a)(d)	2,572	73,996
Marvel Entertainment, Inc. (a)	17,637	336,867
Mattel, Inc.	102,319	1,719,982
Meade Instruments Corp. (a)(d)	2,600	7,150
Nautilus, Inc. (d)	5,025	84,923
Oakley, Inc.	18,053	297,875
Polaris Industries, Inc. (d)	10,845	482,928
Pool Corp.	14,822	640,162
RC2 Corp. (a)	3,021	107,397
Steinway Musical Instruments, Inc. (a)(d)	4,500	121,725
Sturm Ruger & Co., Inc. (d)	3,560	21,894
		8,333,784
Media - 3.4%
4Kids Entertainment, Inc. (a)	2,362	39,233
ACME Communications, Inc. (a)	5,032	24,959
ADVO, Inc.	11,652	310,759
Arbitron, Inc.	7,282	290,261
Ballantyne of Omaha, Inc. (a)	100	419
Belo Corp. Series A	22,074	381,439
Cablevision Systems Corp. - NY Group Class A	52,961	1,041,213
Carmike Cinemas, Inc. (d)	1,494	31,568
Catalina Marketing Corp. (d)	14,092	412,755
CBS Corp. Class B	181,374	4,699,400
Charter Communications, Inc. Class A (a)(d)	58,659	61,592
Citadel Broadcasting Corp.	14,632	139,150
CKX, Inc. (a)	9,709	121,945
Clear Channel Communications, Inc.	129,057	3,974,956
Clear Channel Outdoor Holding, Inc. Class A	8,201	180,668
Comcast Corp. Class A (a)	546,585	17,561,776
Courier Corp.	2,511	95,870
Cox Radio, Inc. Class A (a)	5,776	81,268
Crown Media Holdings, Inc. Class A (a)(d)	8,094	34,561
Cumulus Media, Inc. Class A (a)(d)	12,017	139,157
Discovery Holding Co. Class A (a)	67,596	937,557
Dow Jones & Co., Inc. (d)	14,392	497,675
DreamWorks Animation SKG, Inc. Class A (a)(d)	9,351	242,658
E.W. Scripps Co. Class A	21,000	971,880
EchoStar Communications Corp. Class A (a)(d)	63,307	1,894,779
EMAK Worldwide, Inc. (a)	2,241	14,141
Emmis Communications Corp. Class A (a)	7,767	124,738
Entercom Communications Corp. Class A	14,715	392,302
Entravision Communication Corp. Class A (a)(d)	8,800	69,168
Fisher Communications, Inc. (a)(d)	767	33,572

	Shares	Value
Gannett Co., Inc.	63,528	$ 3,431,147
Gemstar-TV Guide International, Inc. (a)(d)	47,394	166,353
Getty Images, Inc. (a)	12,710	834,666
Gray Television, Inc.	7,281	48,200
Harris Interactive, Inc. (a)	5,250	26,145
Harte-Hanks, Inc.	15,614	426,887
Hearst-Argyle Television, Inc.	7,305	161,879
Hollinger International, Inc. Class A (d)	17,300	124,041
Image Entertainment, Inc. (a)(d)	700	2,562
Insignia Systems, Inc. (a)(d)	2,664	3,330
Interactive Data Corp.	12,096	236,235
Interpublic Group of Companies, Inc. (a)(d)	106,752	1,017,347
John Wiley & Sons, Inc. Class A	12,825	446,695
Journal Communications, Inc. Class A	19,159	220,712
Journal Register Co.	5,900	59,000
Knight-Ridder, Inc.	16,865	1,045,799
Lamar Advertising Co. Class A (a)	21,062	1,148,300
Lee Enterprises, Inc.	8,430	241,014
Liberty Global, Inc. Class A	125,848	2,885,695
Liberty Media Holding Corp. - Capital Series A (a)	39,087	3,110,153
LIN TV Corp. Class A (a)	2,700	23,760
Live Nation, Inc. (a)	14,915	340,062
LodgeNet Entertainment Corp. (a)	2,961	55,993
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	3,281	55,744
McGraw-Hill Companies, Inc.	96,530	4,980,948
Media General, Inc. Class A	8,703	327,494
Mediacom Communications Corp. Class A (a)	13,450	85,408
Meredith Corp.	11,614	581,281
Morningstar, Inc.	6,286	265,206
Navarre Corp. (a)(d)	5,800	20,300
New Frontier Media, Inc. (a)	5,000	43,200
News Corp. Class A	625,658	11,931,298
NTL, Inc. (a)	67,371	1,797,458
Omnicom Group, Inc.	46,915	4,462,086
Paxson Communications Corp. Class A (a)	8,600	7,224
Penton Media, Inc. (a)	7,900	3,318
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	3,722	35,880
PRIMEDIA, Inc. (a)(d)	31,815	58,221
ProQuest Co. (a)(d)	4,200	50,064
R.H. Donnelley Corp.	15,777	864,895
Radio One, Inc. Class A (a)	22,980	169,363
Radio Unica Communications Corp. (a)	2,900	0
RCN Corp. (a)(d)	7,500	197,025
Regal Entertainment Group Class A (d)	10,174	197,070
Regent Communication, Inc. (a)(d)	6,194	25,829
Rentrak Corp. (a)	600	6,432
Saga Communications, Inc. Class A (a)(d)	932	9,404
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Salem Communications Corp. Class A (a)	1,687	$ 24,411
Scholastic Corp. (a)(d)	8,165	214,903
Sinclair Broadcast Group, Inc. Class A	7,200	61,272
Sirius Satellite Radio, Inc. (a)(d)	331,459	1,501,509
Spanish Broadcasting System, Inc. Class A (a)	6,800	37,128
The DIRECTV Group, Inc. (a)	242,434	4,257,141
The McClatchy Co. Class A (d)	4,559	205,109
The New York Times Co. Class A	42,315	1,022,330
The Reader's Digest Association, Inc. (non-vtg.) (d)	27,395	389,831
The Walt Disney Co.	545,408	16,634,944
Thomas Nelson, Inc.	6,641	197,570
Time Warner, Inc.	1,246,061	21,444,710
TiVo, Inc. (a)(d)	8,765	55,482
Tribune Co.	55,315	1,650,600
Triple Crown Media, Inc. (a)(d)	728	5,831
Univision Communications, Inc. Class A (a)	64,566	2,321,148
Valassis Communications, Inc. (a)(d)	11,260	326,427
Viacom, Inc. Class B (non-vtg.) (a)	181,695	6,858,986
Warner Music Group Corp.	24,021	629,350
Washington Post Co. Class B	1,556	1,261,760
Westwood One, Inc.	15,590	125,032
World Wrestling Entertainment, Inc. Class A	6,473	115,543
XM Satellite Radio Holdings, Inc. Class A (a)	61,467	886,354
Young Broadcasting, Inc. Class A (a)	3,209	10,397
		137,270,310
Multiline Retail - 0.9%
99 Cents Only Stores (a)(d)	12,308	137,603
Big Lots, Inc. (a)(d)	32,415	525,771
Conn's, Inc. (a)(d)	5,901	170,657
Dillard's, Inc. Class A	19,760	537,867
Dollar General Corp.	77,725	1,266,918
Dollar Tree Stores, Inc. (a)	30,692	811,190
Family Dollar Stores, Inc.	41,762	1,043,215
Federated Department Stores, Inc.	68,653	4,999,998
Fred's, Inc. Class A	12,887	187,635
JCPenney Co., Inc.	54,870	3,333,901
Kohl's Corp. (a)	80,446	4,319,146
Nordstrom, Inc.	58,010	2,136,508
Retail Ventures, Inc. (a)	10,272	156,648
Saks, Inc. (d)	27,562	442,370
Sears Holdings Corp. (a)	25,375	3,853,701
Target Corp.	213,829	10,460,515
Tuesday Morning Corp. (d)	9,086	146,012
		34,529,655
Specialty Retail - 2.4%
A.C. Moore Arts & Crafts, Inc. (a)(d)	3,100	54,281

	Shares	Value
Aaron Rents, Inc.	8,088	$ 218,376
Abercrombie & Fitch Co. Class A	21,524	1,245,163
Advance Auto Parts, Inc. (d)	27,360	1,042,963
Aeropostale, Inc. (a)	12,132	300,146
America's Car Mart, Inc. (a)(d)	2,638	52,206
American Eagle Outfitters, Inc.	35,014	1,143,207
AnnTaylor Stores Corp. (a)	18,467	710,241
Asbury Automotive Group, Inc. (a)	3,100	64,666
AutoNation, Inc. (a)	43,964	953,579
AutoZone, Inc. (a)	14,457	1,311,684
Barnes & Noble, Inc.	17,871	682,315
bebe Stores, Inc.	7,281	108,050
Bed Bath & Beyond, Inc. (a)	78,574	2,763,448
Best Buy Co., Inc.	104,989	5,564,417
Big 5 Sporting Goods Corp.	7,443	157,494
Blockbuster, Inc. Class A (d)	34,113	158,625
Books-A-Million, Inc.	4,300	64,070
Borders Group, Inc. (d)	15,604	323,939
Build-A-Bear Workshop, Inc. (a)(d)	3,944	117,137
Cabela's, Inc. Class A (a)(d)	7,700	137,291
Cache, Inc. (a)	2,805	49,003
CarMax, Inc. (a)(d)	27,163	864,055
Casual Male Retail Group, Inc. (a)(d)	6,784	66,144
Charlotte Russe Holding, Inc. (a)	4,119	87,446
Charming Shoppes, Inc. (a)	31,878	355,121
Chico's FAS, Inc. (a)	44,897	1,345,563
Christopher & Banks Corp.	17,703	476,919
Circuit City Stores, Inc.	44,492	1,336,985
Claire's Stores, Inc.	21,693	589,399
Cost Plus, Inc. (a)(d)	3,425	51,752
CSK Auto Corp. (a)	7,080	89,987
Deb Shops, Inc.	1,991	58,296
Dick's Sporting Goods, Inc. (a)(d)	10,943	425,464
Dress Barn, Inc. (a)(d)	7,880	184,313
DSW, Inc. Class A (d)	15,334	460,020
E Com Ventures, Inc. (a)	325	5,405
Emerging Vision, Inc. (a)	3,800	494
Finish Line, Inc. Class A	6,128	78,438
Finlay Enterprises, Inc. (a)	2,500	24,725
Foot Locker, Inc.	42,919	1,037,352
Gamestop Corp. Class A (a)(d)	18,089	776,742
Gap, Inc.	173,805	3,163,251
Genesco, Inc. (a)	3,841	135,165
Group 1 Automotive, Inc.	8,200	498,314
Guess?, Inc. (a)	8,485	351,788
Guitar Center, Inc. (a)	7,435	357,995
Gymboree Corp. (a)	12,579	445,171
Hancock Fabrics, Inc. (d)	1,100	3,630
Haverty Furniture Companies, Inc.	3,675	51,524
Hibbett Sporting Goods, Inc. (a)	9,636	249,187
Home Depot, Inc.	565,953	21,574,128
Hot Topic, Inc. (a)(d)	6,951	96,202
Jo-Ann Stores, Inc. (a)(d)	2,760	45,816
Jos. A. Bank Clothiers, Inc. (a)(d)	2,822	102,495
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Kirkland's, Inc. (a)(d)	2,250	$ 13,478
Limited Brands, Inc.	86,821	2,358,058
Lithia Motors, Inc. Class A (sub. vtg.)	1,827	58,464
Lowe's Companies, Inc.	186,626	11,623,067
Michaels Stores, Inc.	34,266	1,331,919
Midas, Inc. (a)	1,400	29,078
Monro Muffler Brake, Inc.	1,650	59,615
Mothers Work, Inc. (a)	1,000	26,580
Movie Gallery, Inc. (d)	5,200	25,948
New York & Co., Inc. (a)	697	8,273
O'Reilly Automotive, Inc. (a)	26,380	835,982
Office Depot, Inc. (a)	80,373	3,341,106
OfficeMax, Inc.	19,573	808,952
Pacific Sunwear of California, Inc. (a)	18,934	415,601
Payless ShoeSource, Inc. (a)	20,366	543,365
PETCO Animal Supplies, Inc. (a)	7,781	164,646
PETsMART, Inc.	35,740	953,543
Pier 1 Imports, Inc. (d)	16,312	138,489
Pomeroy IT Solutions, Inc. (a)	2,861	20,971
RadioShack Corp.	35,835	602,745
Rent-A-Center, Inc. (a)	19,507	463,876
Rent-Way, Inc. (a)(d)	2,570	18,530
Restoration Hardware, Inc. (a)(d)	5,009	32,458
Rex Stores Corp. (a)	2,942	43,424
Ross Stores, Inc.	38,964	1,100,733
Select Comfort Corp. (a)(d)	13,182	431,842
Sharper Image Corp. (a)(d)	1,984	26,903
Sherwin-Williams Co.	28,966	1,401,085
Shoe Carnival, Inc. (a)	2,589	60,298
Sonic Automotive, Inc. Class A (sub. vtg.)	12,057	288,524
Sport Chalet:
Class A (a)	175	1,453
Class B (a)	25	193
Stage Stores, Inc.	4,650	151,358
Staples, Inc.	188,044	4,417,154
Stein Mart, Inc.	8,619	133,595
Talbots, Inc.	9,839	209,276
The Bombay Company, Inc. (a)(d)	3,834	8,818
The Buckle, Inc.	1,956	81,018
The Cato Corp. Class A (sub. vtg.)	5,469	129,014
The Children's Place Retail Stores, Inc. (a)(d)	4,504	261,998
The Men's Wearhouse, Inc.	11,916	403,595
The Pantry, Inc. (a)	7,699	445,002
The Pep Boys - Manny, Moe & Jack	11,581	156,923
Tiffany & Co., Inc.	37,975	1,298,365
TJX Companies, Inc.	127,436	3,021,508
Too, Inc. (a)	7,182	294,462
Tractor Supply Co. (a)	9,060	503,827
Trans World Entertainment Corp. (a)(d)	2,900	17,371

	Shares	Value
Tweeter Home Entertainment Group, Inc. (a)	4,092	$ 28,358
United Auto Group, Inc.	4,874	205,390
Urban Outfitters, Inc. (a)	29,754	552,532
West Marine, Inc. (a)(d)	3,200	45,952
Wet Seal, Inc. Class A (a)(d)	4,800	21,840
Williams-Sonoma, Inc.	22,701	820,641
Wilsons Leather Experts, Inc. (a)(d)	3,977	14,516
Zale Corp. (a)(d)	11,364	266,827
Zumiez, Inc.	12,640	424,578
		93,754,704
Textiles, Apparel & Luxury Goods - 0.4%
Ashworth, Inc. (a)	400	3,608
Brown Shoe Co., Inc.	10,650	374,667
Carter's, Inc. (a)	7,863	459,514
Cherokee, Inc.	1,848	69,836
Coach, Inc. (a)	101,326	2,946,560
Columbia Sportswear Co. (a)(d)	2,557	121,023
Deckers Outdoor Corp. (a)(d)	5,610	198,931
Everlast Worldwide, Inc. (a)	1,000	11,300
Fossil, Inc. (a)	12,274	223,755
Iconix Brand Group, Inc. (a)	6,400	102,208
Jones Apparel Group, Inc.	34,870	1,131,183
K-Swiss, Inc. Class A	4,824	127,257
Kellwood Co.	8,290	258,565
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	3,406	83,685
Liz Claiborne, Inc.	29,947	1,158,050
Movado Group, Inc.	8,534	159,500
NIKE, Inc. Class B	45,726	3,672,255
Oxford Industries, Inc.	2,650	106,848
Perry Ellis International, Inc. (a)	1,632	39,429
Phillips-Van Heusen Corp.	11,149	395,232
Polo Ralph Lauren Corp. Class A	15,777	891,401
Polymer Group, Inc.:
Class A warrants 3/4/10 (a)	6	0
Class B warrants 3/4/10 (a)	6	0
Quaker Fabric Corp. (a)(d)	3,800	6,080
Quiksilver, Inc. (a)(d)	27,162	338,439
Russell Corp.	3,346	61,065
Samsonite Corp. (a)(d)	1,446	1,591
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	3,466	93,097
Steven Madden Ltd.	4,098	131,054
Stride Rite Corp.	7,198	90,623
Superior Uniform Group, Inc.	1,000	12,900
Tarrant Apparel Group (a)(d)	2,700	4,806
Timberland Co. Class A (a)	12,634	349,077
Under Armour, Inc. Class A (sub. vtg.) (d)	4,000	142,800
Unifi, Inc. (a)	6,069	20,938
Unifirst Corp.	1,100	35,255
VF Corp.	24,822	1,562,048
Volcom, Inc.	11,202	359,248
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Warnaco Group, Inc. (a)	13,384	$ 240,778
Wolverine World Wide, Inc. (d)	16,938	388,558
		16,373,164
TOTAL CONSUMER DISCRETIONARY		444,936,926
CONSUMER STAPLES - 8.0%
Beverages - 1.7%
Anheuser-Busch Companies, Inc.	205,394	9,374,182
Boston Beer Co., Inc. Class A (a)	600	16,218
Brown-Forman Corp. Class B (non-vtg.)	11,849	904,079
Coca-Cola Bottling Co. Consolidated	921	44,991
Coca-Cola Enterprises, Inc.	67,819	1,333,322
Constellation Brands, Inc. Class A (sub. vtg.) (a)	48,701	1,202,915
Hansen Natural Corp. (a)(d)	3,869	715,262
Molson Coors Brewing Co. Class B	18,463	1,196,033
National Beverage Corp.	6,246	81,323
Pepsi Bottling Group, Inc.	34,788	1,090,256
PepsiAmericas, Inc.	18,145	405,178
PepsiCo, Inc.	446,407	26,989,767
The Coca-Cola Co.	579,908	25,533,349
		68,886,875
Food & Staples Retailing - 2.0%
Albertsons, Inc.	114,424	2,930,399
Andersons, Inc. (d)	6,833	705,712
Arden Group, Inc. Class A	100	9,764
BJ's Wholesale Club, Inc. (a)	19,480	574,660
Casey's General Stores, Inc.	14,700	329,133
Central European Distribution Corp. (a)	4,633	148,349
Costco Wholesale Corp.	124,456	6,587,456
CVS Corp.	212,553	5,930,229
Ingles Markets, Inc. Class A	14,283	246,667
Kroger Co.	177,826	3,576,081
Longs Drug Stores Corp.	11,201	515,694
Nash-Finch Co. (d)	2,266	52,639
Pathmark Stores, Inc. (a)	6,814	63,711
Performance Food Group Co. (a)(d)	10,696	348,583
Pricesmart, Inc. (a)	400	4,976
Rite Aid Corp. (a)(d)	173,345	814,722
Ruddick Corp.	6,300	147,672
Safeway, Inc.	112,001	2,640,984
Smart & Final, Inc. (a)	2,141	36,718
SUPERVALU, Inc.	28,210	822,604
Sysco Corp.	168,508	5,152,975
The Great Atlantic & Pacific Tea Co.	4,583	115,492
Topps Co., Inc. (d)	9,720	79,412
United Natural Foods, Inc. (a)(d)	7,198	238,254
Wal-Mart Stores, Inc.	690,876	33,472,942
Walgreen Co.	269,020	10,922,212
Weis Markets, Inc.	5,000	200,200

	Shares	Value
Whole Foods Market, Inc.	33,950	$ 2,206,750
Wild Oats Markets, Inc. (a)(d)	12,075	192,596
		79,067,586
Food Products - 1.2%
Alico, Inc. (d)	200	11,000
American Italian Pasta Co. Class A (d)	2,600	19,058
Archer-Daniels-Midland Co.	156,747	6,515,973
Bridgford Foods Corp. (a)(d)	400	2,424
Bunge Ltd. (d)	28,283	1,600,818
Campbell Soup Co.	66,686	2,346,680
Chiquita Brands International, Inc.	6,587	94,260
ConAgra Foods, Inc.	140,645	3,178,577
Corn Products International, Inc. (d)	16,346	436,111
Darling International, Inc. (a)	16,316	65,753
Dean Foods Co. (a)	36,008	1,285,486
Del Monte Foods Co.	61,925	733,192
Delta & Pine Land Co.	13,141	372,153
Farmer Brothers Co.	3,020	61,215
Flowers Foods, Inc.	14,583	423,928
Fresh Del Monte Produce, Inc. (d)	6,408	112,076
Gardenburger, Inc. (a)	400	1
General Mills, Inc.	95,096	4,934,531
Gold Kist, Inc. Delaware (a)	10,600	158,894
Green Mountain Coffee Roasters, Inc. (a)	1,900	75,012
H.J. Heinz Co.	92,297	3,908,778
Hain Celestial Group, Inc. (a)(d)	21,916	562,584
Hershey Co.	44,262	2,518,950
Hines Horticulture, Inc. (a)	800	2,904
Hormel Foods Corp.	21,531	773,178
J&J Snack Foods Corp.	1,066	34,485
John B. Sanfilippo & Son, Inc. (a)(d)	2,483	34,290
Kellogg Co.	62,058	2,922,932
Kraft Foods, Inc. Class A (d)	74,931	2,480,216
Lancaster Colony Corp.	8,413	327,855
Lance, Inc.	5,263	125,365
Maui Land & Pineapple, Inc. (a)(d)	300	10,965
McCormick & Co., Inc. (non-vtg.)	30,442	1,048,727
Omega Protein Corp. (a)	6,170	37,760
Peet's Coffee & Tea, Inc. (a)	1,835	53,197
Pilgrims Pride Corp. Class B (d)	9,264	250,406
Ralcorp Holdings, Inc. (a)	8,895	371,900
Sanderson Farms, Inc. (d)	3,415	104,567
Sara Lee Corp.	218,442	3,706,961
Seaboard Corp.	100	131,200
Seneca Foods Group Class A (a)	2,162	49,402
Smithfield Foods, Inc. (a)(d)	30,122	837,693
Tasty Baking Co.	200	1,812
The J.M. Smucker Co.	20,305	841,845
Tootsie Roll Industries, Inc. (d)	4,205	127,538
TreeHouse Foods, Inc. (a)	6,402	159,986
Tyson Foods, Inc. Class A	60,152	963,034
Wm. Wrigley Jr. Co.	59,583	2,724,135
		47,539,807
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 1.7%
Central Garden & Pet Co. Class A (a)	4,220	$ 176,691
Church & Dwight Co., Inc.	14,247	515,029
Clorox Co.	38,938	2,460,492
Colgate-Palmolive Co.	139,384	8,410,431
Energizer Holdings, Inc. (a)(d)	16,659	870,599
Kimberly-Clark Corp.	127,043	7,707,699
Oil-Dri Corp. of America	600	10,770
Procter & Gamble Co.	879,108	47,691,609
Spectrum Brands, Inc. (a)(d)	5,900	91,450
WD-40 Co. (d)	2,748	89,392
		68,024,162
Personal Products - 0.2%
Alberto-Culver Co.	22,386	1,041,173
Avon Products, Inc.	119,025	3,773,093
Chattem, Inc. (a)	3,200	112,256
Elizabeth Arden, Inc. (a)	4,552	92,861
Estee Lauder Companies, Inc. Class A	36,712	1,502,989
Herbalife Ltd. (a)	10,814	424,450
Inter Parfums, Inc.	4,303	77,067
Mannatech, Inc. (d)	5,836	81,646
NBTY, Inc. (a)	20,778	544,799
Nu Skin Enterprises, Inc. Class A	14,283	245,096
Playtex Products, Inc. (a)	8,800	101,200
Prestige Brands Holdings, Inc. (a)(d)	4,642	50,041
Revlon, Inc. Class A (sub. vtg.) (a)(d)	100,969	300,888
USANA Health Sciences, Inc. (a)(d)	2,090	78,605
		8,426,164
Tobacco - 1.2%
Alliance One International, Inc.	13,951	60,268
Altria Group, Inc.	551,237	39,881,997
Loews Corp. - Carolina Group	24,407	1,133,461
Reynolds American, Inc.	22,260	2,447,264
Star Scientific, Inc. (a)(d)	14,579	39,655
Universal Corp.	5,248	193,441
UST, Inc.	43,767	1,926,186
Vector Group Ltd. (d)	8,349	140,180
		45,822,452
TOTAL CONSUMER STAPLES		317,767,046
ENERGY - 9.7%
Energy Equipment & Services - 2.4%
Atwood Oceanics, Inc. (a)	6,400	312,128
Baker Hughes, Inc.	91,864	7,927,863
Basic Energy Services, Inc.	5,749	188,912
BJ Services Co.	84,393	3,093,003
Bristow Group, Inc. (a)	4,200	151,242
Cameron International Corp. (a)(d)	28,997	1,359,959
Carbo Ceramics, Inc.	9,998	502,599

	Shares	Value
Complete Production Services, Inc.	8,000	$ 191,600
Diamond Offshore Drilling, Inc. (d)	15,459	1,325,455
Dresser-Rand Group, Inc.	18,395	444,423
Dril-Quip, Inc. (a)	3,228	254,140
ENSCO International, Inc.	38,400	1,919,616
FMC Technologies, Inc. (a)	18,251	1,218,072
Global Industries Ltd. (a)	17,511	339,889
GlobalSantaFe Corp.	63,394	3,811,881
Grant Prideco, Inc. (a)(d)	32,468	1,559,763
Grey Wolf, Inc. (a)(d)	65,083	497,885
Gulf Island Fabrication, Inc. (d)	300	6,879
Gulfmark Offshore, Inc. (a)	3,800	95,608
Halliburton Co.	136,961	10,215,921
Hanover Compressor Co. (a)	41,886	752,691
Helix Energy Solutions Group, Inc. (a)(d)	19,726	699,484
Helmerich & Payne, Inc.	12,383	814,306
Hercules Offshore, Inc.	12,008	439,133
Hornbeck Offshore Services, Inc. (a)	4,789	169,531
Hydril Co. (a)	4,200	314,538
Input/Output, Inc. (a)(d)	12,704	122,721
Lone Star Technologies, Inc. (a)	7,026	340,761
Lufkin Industries, Inc.	6,898	417,260
Matrix Service Co. (a)(d)	6,459	76,475
Maverick Tube Corp. (a)(d)	11,228	541,190
Metretek Technologies, Inc. (a)(d)	2,900	41,441
Mitcham Industries, Inc. (a)	1,500	22,110
Nabors Industries Ltd. (a)(d)	83,651	3,003,907
National Oilwell Varco, Inc. (a)	44,515	2,940,661
Newpark Resources, Inc. (a)(d)	23,916	140,626
Noble Corp.	34,324	2,386,548
NS Group, Inc. (a)	8,077	403,204
Oceaneering International, Inc. (a)	9,346	700,950
Oil States International, Inc. (a)	10,711	372,100
Parker Drilling Co. (a)	18,231	134,545
Patterson-UTI Energy, Inc.	42,783	1,279,212
PHI, Inc. (non-vtg.) (a)	14,955	520,135
Pioneer Drilling Co. (a)	12,000	170,040
Pride International, Inc. (a)	42,870	1,386,845
Rowan Companies, Inc.	27,804	1,107,155
RPC, Inc.	11,115	259,980
Schlumberger Ltd. (NY Shares)	317,254	20,802,345
SEACOR Holdings, Inc. (a)	6,827	556,401
Smith International, Inc.	54,631	2,237,686
Superior Energy Services, Inc. (a)	25,065	824,639
T-3 Energy Services, Inc. (a)	10	240
TETRA Technologies, Inc. (a)	31,978	928,641
Tidewater, Inc.	15,945	808,730
TODCO Class A	15,938	703,981
Transocean, Inc. (a)	87,759	7,140,950
Trico Marine Services, Inc. (a)	2,900	93,670
Union Drilling, Inc.	1,246	18,553
Unit Corp. (a)	11,621	696,330
Universal Compression Holdings, Inc. (a)	8,000	464,960
Veritas DGC, Inc. (a)(d)	8,000	377,840
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
W-H Energy Services, Inc. (a)	5,400	$ 304,236
Weatherford International Ltd. (a)	92,864	4,832,643
		95,766,232
Oil, Gas & Consumable Fuels - 7.3%
Alliance Resource Partners LP	3,076	113,874
Alon USA Energy, Inc.	5,000	169,600
Alpha Natural Resources, Inc. (a)	12,281	264,778
Anadarko Petroleum Corp.	113,832	5,654,035
Apache Corp.	82,957	5,382,250
Arch Coal, Inc.	36,926	1,785,741
Arena Resources, Inc. (a)(d)	5,112	156,990
Arlington Tankers Ltd.	14,100	304,137
Atlas America, Inc. (a)	11,022	502,603
ATP Oil & Gas Corp. (a)(d)	5,038	211,495
Berry Petroleum Co. Class A (d)	3,951	245,357
Bill Barrett Corp. (a)	14,621	469,334
BP Prudhoe Bay Royalty Trust (d)	4,643	341,028
Brigham Exploration Co. (a)	18,871	145,307
Buckeye Partners LP	5,644	245,288
Cabot Oil & Gas Corp.	14,934	655,155
Callon Petroleum Co. (a)	3,030	54,116
Carrizo Oil & Gas, Inc. (a)	16,321	459,926
Cheniere Energy, Inc. (a)(d)	19,308	751,660
Chesapeake Energy Corp.	90,805	2,777,725
Chevron Corp.	603,785	36,100,305
Cimarex Energy Co.	21,951	890,333
Clayton Williams Energy, Inc. (a)	2,180	86,764
CNX Gas Corp. (a)	17,080	485,755
Comstock Resources, Inc. (a)	13,659	387,096
ConocoPhillips	411,153	26,021,873
CONSOL Energy, Inc. (d)	22,904	2,021,278
Copano Energy LLC (d)	7,026	327,833
Cross Timbers Royalty Trust	2,669	113,192
Crosstex Energy, Inc. (d)	4,684	422,825
Delta Petroleum Corp. (a)	14,446	248,471
Denbury Resources, Inc. (a)	28,008	885,053
Devon Energy Corp.	111,170	6,376,711
Dorchester Minerals LP	4,673	117,292
Edge Petroleum Corp. (a)	10,840	224,496
El Paso Corp.	190,429	2,964,980
Enbridge Energy Management LLC (d)	2,025	85,901
Encore Acquisition Co. (a)	10,578	280,952
Energy Partners Ltd. (a)(d)	5,816	123,299
Enterprise Products Partners LP	15,186	382,687
EOG Resources, Inc.	63,163	4,147,283
EXCO Resources, Inc.	11,589	139,068
Exxon Mobil Corp.	1,625,904	99,033,736
Forest Oil Corp. (a)	14,855	484,867
Foundation Coal Holdings, Inc.	11,878	538,430
Frontier Oil Corp.	15,080	844,480
FX Energy, Inc. (a)(d)	12,906	62,594

	Shares	Value
Gasco Energy, Inc. (a)(d)	10,000	$ 44,700
General Maritime Corp.	10,799	336,065
Giant Industries, Inc. (a)	7,923	500,734
Goodrich Petroleum Corp. (a)(d)	13,961	342,045
GSV, Inc. (a)(d)	980	118
Harken Energy Corp. (a)	1,536	1,091
Harvest Natural Resources, Inc. (a)(d)	15,657	216,223
Hess Corp.	22,051	3,307,650
Holly Corp.	9,526	794,754
Houston Exploration Co. (a)	5,938	316,436
Hugoton Royalty Trust	11,660	322,749
Inergy LP	3,806	100,669
International Coal Group, Inc. (a)(d)	28,000	247,240
James River Coal Co. (a)(d)	6,577	208,688
KCS Energy, Inc. (a)	17,160	483,569
Kerr-McGee Corp.	26,834	2,867,213
KFX, Inc. (a)(d)	21,677	305,646
Kinder Morgan Management LLC	22,995	999,593
Kinder Morgan, Inc.	32,961	3,311,921
Magellan Midstream Partners LP	6,086	210,819
Marathon Oil Corp.	96,640	7,252,832
Mariner Energy, Inc. (a)	29,777	508,591
Maritrans, Inc.	2,243	57,847
Massey Energy Co.	20,450	763,194
McMoRan Exploration Co. (a)(d)	3,291	55,717
Meridian Resource Corp. (a)	8,874	28,574
Murphy Oil Corp.	49,145	2,591,416
National Energy Group, Inc. (a)	71	454
Natural Resource Partners LP	1,123	61,518
Newfield Exploration Co. (a)(d)	32,188	1,375,393
Noble Energy, Inc.	40,398	1,755,697
Occidental Petroleum Corp.	110,176	10,917,340
OMI Corp. (d)	18,037	336,210
Overseas Shipholding Group, Inc.	5,794	297,522
Pacific Energy Partners LP	3,163	99,002
Pacific Ethanol, Inc. (a)(d)	11,578	337,036
Parallel Petroleum Corp. (a)(d)	28,245	682,964
Peabody Energy Corp.	69,066	4,305,574
Penn Virginia Corp.	4,000	271,600
Penn Virginia Resource Partners LP	6,426	165,855
Petrohawk Energy Corp. (a)(d)	16,262	190,753
Petroleum Development Corp. (a)	3,048	111,069
Petroquest Energy, Inc. (a)	26,199	272,732
Pioneer Natural Resources Co. (d)	32,388	1,321,754
Plains Exploration & Production Co. (a)(d)	22,461	801,858
Pogo Producing Co.	13,052	588,123
Quicksilver Resources, Inc. (a)(d)	14,189	497,608
Range Resources Corp.	31,658	819,942
Remington Oil & Gas Corp. (a)	4,835	204,714
Rentech, Inc. (a)	40,676	183,449
Rosetta Resources, Inc. (a)(d)	15,746	276,815
Ship Finance International Ltd. (NY Shares)	8,000	136,000
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Southwestern Energy Co. (a)	42,280	$ 1,365,644
St. Mary Land & Exploration Co. (d)	18,317	716,012
Stone Energy Corp. (a)	5,142	256,329
Sunoco Logistics Partners LP	2,343	100,632
Sunoco, Inc.	36,277	2,488,239
Swift Energy Co. (a)	9,607	385,817
Syntroleum Corp. (a)(d)	24,063	156,650
TC Pipelines LP	3,233	105,363
Teekay Shipping Corp.	14,222	529,770
TEPPCO Partners LP	9,330	351,181
Tesoro Corp.	18,414	1,254,178
Transmeridian Exploration, Inc. (a)(d)	38,330	241,479
TransMontaigne, Inc. (a)	41,823	480,965
Ultra Petroleum Corp. (a)	39,626	2,280,476
USEC, Inc.	15,100	182,106
Vaalco Energy, Inc. (a)	26,109	184,330
Valero Energy Corp.	165,825	10,173,364
Valero LP	2,200	113,256
W&T Offshore, Inc. (d)	6,916	265,367
Warren Resources, Inc. (a)(d)	33,191	414,556
Western Gas Resources, Inc.	18,404	901,980
Western Refining, Inc.	28,150	503,885
Whiting Petroleum Corp. (a)	7,673	290,423
Williams Companies, Inc.	156,687	3,541,126
World Fuel Services Corp.	14,050	701,798
XTO Energy, Inc.	89,779	3,700,690
		288,360,645
TOTAL ENERGY		384,126,877
FINANCIALS - 21.8%
Capital Markets - 2.9%
A.G. Edwards, Inc.	22,642	1,213,611
Affiliated Managers Group, Inc. (a)(d)	10,330	931,766
Ameriprise Financial, Inc.	57,695	2,640,700
Bank of New York Co., Inc.	202,238	6,720,369
Bear Stearns Companies, Inc.	28,085	3,756,369
BlackRock, Inc. Class A	4,036	540,824
Calamos Asset Management, Inc. Class A	9,049	287,668
Charles Schwab Corp.	279,965	4,664,217
E*TRADE Financial Corp. (a)	111,274	2,700,620
Eaton Vance Corp. (non-vtg.) (d)	32,572	863,809
Federated Investors, Inc. Class B (non-vtg.)	25,168	808,396
Franklin Resources, Inc.	47,863	4,305,277
GAMCO Investors, Inc. Class A	600	21,246
GFI Group, Inc. (a)	1,958	106,437
Goldman Sachs Group, Inc.	100,666	15,195,533
Greenhill & Co., Inc.	4,789	284,467
Investment Technology Group, Inc. (a)	16,566	783,572

	Shares	Value
Investment Technology Group, Inc. contingent payment rights (a)	1,200	$ 0
Investors Financial Services Corp.	17,441	762,869
Janus Capital Group, Inc.	70,303	1,266,157
Jefferies Group, Inc. (d)	30,032	878,136
Knight Capital Group, Inc. Class A (a)	31,740	489,431
LaBranche & Co., Inc. (a)(d)	8,974	116,124
Ladenburg Thalmann Financial Services, Inc. (a)(d)	1,908	2,366
Legg Mason, Inc.	32,393	3,107,460
Lehman Brothers Holdings, Inc.	142,106	9,465,681
Mellon Financial Corp.	104,113	3,766,808
Merrill Lynch & Co., Inc.	243,495	17,631,473
Morgan Stanley	260,075	15,505,672
National Holdings Corp. (a)	1,200	1,620
Northern Trust Corp.	50,199	2,807,128
Nuveen Investments, Inc. Class A	21,565	968,484
optionsXpress Holdings, Inc.	7,000	201,670
Paulson Capital Corp.	2,600	16,481
Piper Jaffray Companies (a)	10,687	676,380
Raymond James Financial, Inc.	21,570	632,217
SEI Investments Co.	17,228	781,979
Siebert Financial Corp. (a)	2,700	7,290
State Street Corp.	85,040	5,280,984
Stifel Financial Corp. (a)(d)	1,333	49,481
SWS Group, Inc.	2,406	55,891
T. Rowe Price Group, Inc.	35,711	2,824,740
TD Ameritrade Holding Corp.	80,207	1,363,519
TradeStation Group, Inc. (a)	3,740	52,023
W.P. Stewart & Co. Ltd.	17,502	323,787
Waddell & Reed Financial, Inc. Class A (d)	21,335	475,344
Westwood Holdings Group, Inc.	601	11,119
		115,347,195
Commercial Banks - 4.3%
1st Source Corp.	4,009	114,377
Abigail Adams National Bancorp, Inc. (d)	302	4,243
Alabama National Bancorp, Delaware	2,924	197,428
Amcore Financial, Inc.	3,800	114,570
Ameris Bancorp	6,360	135,468
AmSouth Bancorp.	90,606	2,428,241
Arrow Financial Corp.	1,469	36,607
Associated Banc-Corp.	31,365	1,036,927
BancFirst Corp.	1,640	73,390
BancorpSouth, Inc.	16,204	421,628
BancTrust Financial Group, Inc.	4,088	88,628
Bank of Granite Corp. (d)	8,038	153,687
Bank of Hawaii Corp.	12,701	644,322
Bank of the Ozarks, Inc. (d)	1,836	59,248
BankFinancial Corp.	7,293	116,688
Banner Corp.	4,809	177,452
Bar Harbor Bankshares	2,825	82,179
BB&T Corp.	138,684	5,765,094
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
BOK Financial Corp.	10,447	$ 512,843
Boston Private Financial Holdings, Inc.	18,268	548,040
Bryn Mawr Bank Corp.	1,800	39,780
BWC Financial Corp.	3,246	130,879
Capital City Bank Group, Inc.	2,960	97,739
Capital Corp. of the West	1,873	62,052
Capitol Bancorp Ltd.	6,475	265,216
Cascade Bancorp (d)	5,352	151,194
Cathay General Bancorp	9,016	323,584
Centennial Bank Holdings, Inc., Delaware (a)(d)	11,160	121,644
Center Bancorp, Inc. (d)	4,047	53,339
Central Pacific Financial Corp.	9,098	327,255
Chemical Financial Corp.	8,561	250,067
Chittenden Corp.	24,485	662,319
Citizens & Northern Corp. (d)	8,382	174,849
Citizens Banking Corp., Michigan	26,399	703,269
City Holding Co.	3,000	108,480
City National Corp.	12,093	879,524
CoBiz, Inc. (d)	11,206	233,869
Colonial Bancgroup, Inc.	35,571	948,323
Columbia Banking Systems, Inc.	7,866	264,298
Comerica, Inc.	38,754	2,121,782
Commerce Bancorp, Inc., New Jersey (d)	42,593	1,673,479
Commerce Bancshares, Inc.	16,267	841,167
Commercial Bankshares, Inc.	2,566	90,272
Commercial National Financial Corp., Pennsylvania	2,005	39,198
Community Bank System, Inc.	8,054	156,167
Community Banks, Inc. (d)	12,457	320,768
Community Capital Corp.	420	8,992
Community Trust Bancorp, Inc.	7,882	268,224
Compass Bancshares, Inc.	28,623	1,592,870
Cullen/Frost Bankers, Inc.	15,914	902,324
CVB Financial Corp. (d)	14,322	232,016
East West Bancorp, Inc.	17,042	680,828
Eastern Virgina Bankshares, Inc.	800	17,620
Exchange National Bancshares, Inc.	1,200	34,284
Farmers Capital Bank Corp.	1,141	33,785
Fidelity Southern Corp.	2,900	50,837
Fifth Third Bancorp	124,177	4,718,726
Financial Institutions, Inc.	1,679	31,800
First Bancorp, North Carolina (d)	2,256	47,399
First Bancorp, Puerto Rico	18,264	194,146
First Charter Corp.	12,660	303,080
First Citizen Bancshares, Inc.	1,629	307,571
First Commonwealth Financial Corp. (d)	20,769	272,074
First Community Bancorp, California (d)	7,554	438,585
First Financial Bancorp, Ohio (d)	7,077	114,860
First Financial Bankshares, Inc.	2,438	85,208
First Financial Corp., Indiana	1,612	49,311

	Shares	Value
First Horizon National Corp.	30,724	$ 1,227,731
First Indiana Corp.	2,462	64,554
First M&F Corp.	2,114	41,613
First Merchants Corp.	10,146	240,562
First Midwest Bancorp, Inc., Delaware (d)	12,449	437,707
First Oak Brook Bancshares, Inc. (d)	1,645	60,355
First Republic Bank, California	9,438	396,585
First State Bancorp.	7,984	186,506
First United Corp.	2,940	62,857
FirstMerit Corp.	17,918	412,293
Flag Financial Corp.	3,365	70,934
FNB Corp., North Carolina	2,400	44,712
FNB Corp., Pennsylvania (d)	14,487	233,675
FNB Corp., Virginia	5,239	177,602
FNB Financial Services Corp.	4,416	66,019
Frontier Financial Corp., Washington	12,388	423,422
Fulton Financial Corp. (d)	52,050	815,624
Glacier Bancorp, Inc.	12,752	373,124
Great Lakes Bancorp, Inc. (a)	461	8,137
Great Southern Bancorp, Inc. (d)	6,638	175,907
Greater Bay Bancorp	14,848	442,619
Greater Community Bancorp	2,906	44,462
Hancock Holding Co.	5,700	307,458
Hanmi Financial Corp.	16,972	325,353
Harleysville National Corp., Pennsylvania	6,357	127,204
Heartland Financial USA, Inc.	6,700	168,505
Heritage Commerce Corp.	5,957	143,266
Heritage Financial Corp., Washington	1,365	34,125
HF Financial Corp.	2,665	45,971
Huntington Bancshares, Inc.	52,421	1,232,942
IBERIABANK Corp.	2,500	152,225
Independent Bank Corp., Massachusetts	2,103	66,938
Independent Bank Corp., Michigan	5,030	135,559
Integra Bank Corp.	5,300	119,621
Interchange Financial Services Corp. (d)	7,800	175,344
International Bancshares Corp.	24,761	705,689
Irwin Financial Corp.	5,100	105,060
KeyCorp	101,711	3,633,117
Leesport Financial Corp.	1,272	29,116
LSB Bancshares, Inc.	2,300	41,387
M&T Bank Corp.	20,017	2,303,957
Macatawa Bank Corp. (d)	4,830	156,009
Main Street Banks, Inc.	4,100	112,668
MainSource Financial Group, Inc. (d)	7,000	119,000
Marshall & Ilsley Corp.	51,270	2,324,582
MB Financial, Inc.	7,698	277,590
Mercantile Bankshares Corp.	28,320	1,018,104
Merchants Bancshares, Inc.	1,800	43,785
Mid-State Bancshares	3,712	98,145
Midsouth Bancorp, Inc. (d)	2,559	71,703
Midwest Banc Holdings, Inc.	3,643	81,202
Nara Bancorp, Inc.	10,600	205,640
National City Corp.	141,448	5,216,602
National Penn Bancshares, Inc. (d)	15,880	302,355
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
NBT Bancorp, Inc.	10,179	$ 224,447
North Fork Bancorp, Inc., New York	113,070	3,332,173
North Valley Bancorp	4,421	75,157
Northern States Financial Corp.	1,100	21,450
Northrim Bancorp, Inc.	2,594	65,213
Northway Financial, Inc.	400	14,960
Old National Bancorp, Indiana	15,482	296,945
Old Second Bancorp, Inc.	3,608	108,673
Omega Financial Corp. (d)	2,947	94,275
Oriental Financial Group, Inc.	3,582	44,488
Pacific Capital Bancorp	15,134	520,307
Park National Corp. (d)	3,102	294,535
Peoples Bancorp, Inc.	1,390	39,587
Peoples Financial Corp., Mississippi	2,598	55,104
Pinnacle Financial Partners, Inc. (a)	2,784	78,342
PNC Financial Services Group, Inc.	73,312	5,051,930
Popular, Inc.	61,610	1,193,386
Preferred Bank, Los Angeles California	2,000	105,680
Princeton National Bancorp, Inc.	2,475	83,185
PrivateBancorp, Inc.	11,060	487,525
Prosperity Bancshares, Inc.	11,892	383,993
Provident Bankshares Corp.	6,659	234,930
R&G Financial Corp. Class B	5,100	46,410
Regions Financial Corp.	116,545	3,945,048
Renasant Corp. (d)	5,040	190,663
Republic Bancorp, Inc.	13,071	142,082
Republic Bancorp, Inc., Kentucky Class A	3,719	76,128
Royal Bancshares of Pennsylvania, Inc. Class A	2,505	56,989
S&T Bancorp, Inc.	4,720	161,141
S.Y. Bancorp, Inc.	6,382	164,911
Sandy Spring Bancorp, Inc.	8,264	290,314
Seacoast Banking Corp., Florida	4,400	124,036
Shore Bancshares, Inc.	1,921	82,603
Signature Bank, New York (a)	14,047	501,899
Simmons First National Corp. Class A (d)	1,653	43,639
Sky Financial Group, Inc. (d)	29,033	714,212
South Financial Group, Inc.	30,226	838,772
Southwest Bancorp, Inc., Oklahoma	7,000	168,070
State Bancorp, Inc., New York (d)	3,704	59,857
Sterling Bancorp, New York	2,754	50,811
Sterling Bancshares, Inc. (d)	26,170	447,245
Sterling Financial Corp., Pennsylvania	5,781	123,077
Sterling Financial Corp., Washington	10,236	307,489
Suffolk Bancorp	1,444	44,259
Summit Bancshares, Inc. (d)	2,938	59,377
Sun Bancorp, Inc., New Jersey (d)	2,884	48,884
SunTrust Banks, Inc.	94,193	7,131,352
Susquehanna Bancshares, Inc., Pennsylvania	10,905	249,070
SVB Financial Group (a)	11,988	578,061

	Shares	Value
Synovus Financial Corp.	65,485	$ 1,722,910
TCF Financial Corp.	30,111	803,964
TD Banknorth, Inc.	27,953	800,574
Texas Capital Bancshares, Inc. (a)	11,132	255,479
Texas Regional Bancshares, Inc. Class A	10,969	346,511
TIB Financial Corp.	900	28,710
Tompkins Trustco, Inc. (d)	1,207	49,439
Trico Bancshares	8,400	227,556
Trustmark Corp.	24,817	744,758
U.S. Bancorp, Delaware	476,614	14,713,074
UCBH Holdings, Inc.	19,684	348,013
UMB Financial Corp.	10,972	353,518
Umpqua Holdings Corp. (d)	12,788	336,836
Union Bankshares Corp. (d)	1,262	49,811
UnionBanCal Corp.	13,924	941,959
United Bankshares, Inc., West Virginia	9,703	342,225
United Community Banks, Inc., Georgia	19,512	580,872
USB Holding Co., Inc.	2,943	68,278
Vail Banks, Inc.	500	8,025
Valley National Bancorp	35,580	872,066
Virginia Commerce Bancorp, Inc. (a)(d)	19,522	502,496
Wachovia Corp.	430,791	23,047,319
Washington Banking Co., Oak Harbor	4,376	83,144
Washington Trust Bancorp, Inc.	5,572	144,649
Wells Fargo & Co.	442,904	29,395,538
WesBanco, Inc.	10,322	310,279
West Coast Bancorp, Oregon	8,534	232,039
Westamerica Bancorp.	8,154	395,795
Westbank Corp.	1,365	22,318
Western Alliance Bancorp. (d)	13,310	474,768
Whitney Holding Corp.	15,174	548,388
Wilmington Trust Corp., Delaware	18,101	773,094
Wilshire Bancorp, Inc.	6,000	106,140
Wintrust Financial Corp.	4,350	223,286
Yardville National Bancorp	1,968	72,442
Zions Bancorp	24,256	1,965,464
		171,367,756
Consumer Finance - 0.8%
ACE Cash Express, Inc. (a)	5,157	137,228
Advance America Cash Advance Centers, Inc.	24,112	365,297
Advanta Corp. Class B	10,752	393,523
American Express Co.	291,037	15,820,771
AmeriCredit Corp. (a)(d)	32,079	931,574
Asta Funding, Inc.	4,352	159,109
Capital One Financial Corp.	77,287	6,397,045
Cash America International, Inc.	11,063	340,409
CompuCredit Corp. (a)(d)	10,756	411,525
Consumer Portfolio Services, Inc. (a)	2,400	17,976
Equitex, Inc.:
Class A warrants 2/7/10 (a)	258	142
Class B warrants 2/7/10 (a)	258	0
EZCORP, Inc. Class A (a)	8,623	278,609
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
First Cash Financial Services, Inc. (a)	9,774	$ 209,750
First Marblehead Corp. (d)	6,528	296,175
Nelnet, Inc. Class A (a)	4,052	151,423
Rewards Network, Inc. (a)	2,360	19,824
SLM Corp.	109,205	5,870,861
Student Loan Corp.	1,055	196,188
United Panam Financial Corp. (a)	2,332	65,669
World Acceptance Corp. (a)	3,244	104,359
		32,167,457
Diversified Financial Services - 4.6%
AllianceBernstein Holding LP	3,525	230,112
Asset Acceptance Capital Corp. (a)	6,300	108,990
Bank of America Corp.	1,238,897	59,962,615
CBOT Holdings, Inc. Class A	5,153	538,282
Chicago Mercantile Exchange Holdings, Inc. Class A	7,505	3,311,957
CIT Group, Inc.	57,360	2,948,304
Citigroup, Inc.	1,346,988	66,406,508
Encore Capital Group, Inc. (a)(d)	9,436	86,434
Financial Federal Corp.	4,950	138,452
Finova Group, Inc. (a)	3,400	357
First Albany Companies, Inc. (a)	1,530	6,411
Imperial Credit Industries, Inc. warrants 1/31/08 (a)	89	0
IntercontinentalExchange, Inc. (d)	4,360	242,852
International Securities Exchange, Inc. Class A (d)	8,000	326,880
JPMorgan Chase & Co.	938,747	40,028,172
Leucadia National Corp. (d)	22,976	1,471,383
Medallion Financial Corp.	100	1,303
MicroFinancial, Inc.	100	348
Moody's Corp.	65,887	3,445,890
NYSE Group, Inc. (a)(d)	13,700	819,260
PICO Holdings, Inc. (a)	3,600	122,400
Portfolio Recovery Associates, Inc. (a)(d)	10,495	517,089
Resource America, Inc. Class A	2,300	42,550
The NASDAQ Stock Market, Inc. (a)(d)	26,401	803,646
		181,560,195
Insurance - 5.0%
21st Century Holding Co.	1,244	19,083
21st Century Insurance Group	12,491	188,864
ACE Ltd.	80,253	4,154,698
AFLAC, Inc.	131,150	6,137,820
Alfa Corp.	13,600	211,208
Alleghany Corp.	1,609	454,221
Allstate Corp.	170,443	9,376,069
AMBAC Financial Group, Inc. (d)	24,942	1,999,101
American Equity Investment Life Holding Co. (d)	6,025	78,626
American Financial Group, Inc., Ohio	12,444	524,639
American Independence Corp. (a)	587	6,422

	Shares	Value
American International Group, Inc.	608,971	$ 37,025,437
American National Insurance Co.	4,651	539,749
American Physicians Capital, Inc. (a)	2,003	92,579
AmerUs Group Co. (d)	8,791	511,109
Aon Corp.	64,168	2,287,589
Arch Capital Group Ltd. (a)	8,084	464,022
Argonaut Group, Inc. (a)	9,907	304,739
Arthur J. Gallagher & Co. (d)	26,503	704,450
Aspen Insurance Holdings Ltd.	17,785	385,401
Assurant, Inc.	27,599	1,349,039
Assured Guaranty Ltd.	18,485	460,461
Atlantic American Corp. (a)	100	289
Axis Capital Holdings Ltd.	31,578	827,344
Baldwin & Lyons, Inc. Class B	3,450	81,075
Berkshire Hathaway, Inc. Class A (a)	275	25,379,750
Bristol West Holdings, Inc.	11,187	188,837
Brown & Brown, Inc. (d)	25,380	773,329
Ceres Group, Inc. (a)	9,011	53,976
Cincinnati Financial Corp.	39,743	1,821,819
Citizens Financial Corp., Kentucky (a)	200	1,300
Citizens, Inc. Class A (d)	8,584	45,324
Clark, Inc.	1,340	17,688
CNA Financial Corp. (a)(d)	13,280	432,662
CNA Surety Corp. (a)	8,543	146,683
Commerce Group, Inc., Massachusetts	6,917	392,540
Conseco, Inc. (a)(d)	40,254	969,719
Crawford & Co. Class B	10,194	62,081
Delphi Financial Group, Inc. Class A	9,327	493,118
Donegal Group, Inc. Class B	3,597	60,609
EMC Insurance Group	4,920	156,850
Endurance Specialty Holdings Ltd.	20,235	618,179
Enstar Group, Inc. (a)(d)	1,685	138,878
Erie Indemnity Co. Class A	6,123	309,824
Everest Re Group Ltd.	16,146	1,442,645
FBL Financial Group, Inc. Class A	4,209	150,598
Fidelity National Financial, Inc.	38,542	1,599,108
Fidelity National Title Group, Inc. Class A	5,812	126,934
First Acceptance Corp. (a)(d)	3,950	48,901
First American Corp., California (d)	18,758	787,273
FPIC Insurance Group, Inc. (a)	1,648	61,915
Gainsco, Inc. (a)	500	4,550
Genworth Financial, Inc. Class A (non-vtg.)	113,605	3,804,631
Great American Financial Resources, Inc.	3,327	65,076
Hanover Insurance Group, Inc.	16,186	766,407
Harleysville Group, Inc.	5,500	152,295
Hartford Financial Services Group, Inc.	77,923	6,852,549
HCC Insurance Holdings, Inc. (d)	24,840	762,340
Hilb Rogal & Hobbs Co.	15,994	622,327
Horace Mann Educators Corp.	18,001	301,517
Independence Holding Co.	2,448	53,978
Infinity Property & Casualty Corp.	13,763	586,579
Investors Title Co.	1,058	47,070
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
IPC Holdings Ltd.	16,980	$ 413,972
Kansas City Life Insurance Co.	1,100	50,358
LandAmerica Financial Group, Inc.	6,128	410,086
Lincoln National Corp.	70,155	3,941,308
Loews Corp.	98,133	3,334,559
Markel Corp. (a)	2,174	734,269
Marsh & McLennan Companies, Inc.	139,635	3,913,969
Max Re Capital Ltd.	20,186	484,464
MBIA, Inc.	33,650	1,922,425
Meadowbrook Insurance Group, Inc. (a)	600	4,548
Mercury General Corp.	7,846	438,984
MetLife, Inc.	109,539	5,637,972
Montpelier Re Holdings Ltd.	25,421	396,059
National Financial Partners Corp.	9,826	440,696
National Security Group, Inc.	1,645	27,143
National Western Life Insurance Co. Class A	488	110,278
Nationwide Financial Services, Inc. Class A (sub. vtg.)	17,916	775,763
Navigators Group, Inc. (a)	2,148	88,541
Nymagic, Inc.	2,556	81,153
Odyssey Re Holdings Corp. (d)	5,220	127,786
Ohio Casualty Corp.	17,939	535,838
Old Republic International Corp.	52,130	1,114,018
PartnerRe Ltd.	14,242	874,744
Penn Treaty American Corp. (a)	10,000	81,200
Philadelphia Consolidated Holdings Corp. (a)	16,266	539,218
Phoenix Companies, Inc.	34,255	485,736
Platinum Underwriters Holdings Ltd.	20,207	544,377
PMA Capital Corp. Class A (a)	5,400	55,890
Presidential Life Corp.	5,318	133,003
Principal Financial Group, Inc.	72,927	3,985,461
ProAssurance Corp. (a)	9,253	436,834
Progressive Corp.	174,892	4,783,296
Protective Life Corp.	18,166	805,117
Prudential Financial, Inc.	132,605	10,097,871
Reinsurance Group of America, Inc.	9,962	472,697
RenaissanceRe Holdings Ltd.	18,516	834,146
RLI Corp.	10,172	481,136
RTW, Inc. (a)	1,450	16,110
SAFECO Corp.	30,366	1,681,365
Safety Insurance Group, Inc.	3,129	147,501
Scottish Re Group Ltd.	20,458	397,294
SCPIE Holding, Inc. (a)	2,045	48,037
SeaBright Insurance Holdings, Inc. (a)	6,000	95,040
Selective Insurance Group, Inc.	8,808	480,036
StanCorp Financial Group, Inc.	12,790	624,408
State Auto Financial Corp.	6,061	196,983
Stewart Information Services Corp.	5,850	222,359
The Chubb Corp.	99,043	5,004,643

	Shares	Value
The Midland Co.	3,869	$ 153,599
The St. Paul Travelers Companies, Inc.	180,850	7,961,017
Torchmark Corp.	24,389	1,436,024
Tower Group, Inc.	19,541	605,966
Transatlantic Holdings, Inc.	5,642	324,415
Unico American Corp. (a)	3,435	40,361
United Fire & Casualty Co.	3,976	124,648
Unitrin, Inc.	12,000	537,720
Universal American Financial Corp. (a)	11,700	163,683
UnumProvident Corp.	74,762	1,342,726
USI Holdings Corp. (a)	8,771	120,864
UTG, Inc. (a)	300	2,373
W.R. Berkley Corp.	38,968	1,339,330
Wesco Financial Corp.	484	192,922
White Mountains Insurance Group Ltd.	2,570	1,368,679
XL Capital Ltd. Class A	51,646	3,268,159
Zenith National Insurance Corp. (d)	8,658	346,320
		196,321,390
Real Estate Investment Trusts - 2.3%
Aames Investment Corp., Maryland	17,394	92,014
Acadia Realty Trust (SBI)	9,120	195,077
Agree Realty Corp.	1,490	45,967
Alexanders, Inc. (a)	542	136,844
Alexandria Real Estate Equities, Inc. (d)	4,919	412,999
AMB Property Corp. (SBI)	19,165	947,326
American Campus Communities, Inc.	15,575	371,620
American Financial Realty Trust (SBI)	68,453	677,685
American Home Mortgage Investment Corp.	7,560	252,277
American Land Lease, Inc.	3,001	75,265
American Mortgage Acceptance Co.	1,588	22,947
AmeriVest Properties, Inc. (a)	4,569	19,692
Annaly Mortgage Management, Inc.	63,361	823,693
Anthracite Capital, Inc.	8,614	96,994
Anworth Mortgage Asset Corp. (d)	4,800	37,920
Apartment Investment & Management Co. Class A	25,673	1,110,357
Arbor Realty Trust, Inc.	13,814	337,890
Archstone-Smith Trust	48,314	2,335,982
Ashford Hospitality Trust, Inc.	26,680	318,826
Associated Estates Realty Corp.	7,843	89,724
AvalonBay Communities, Inc.	15,854	1,685,280
BioMed Realty Trust, Inc.	16,039	459,838
BNP Residential Properties, Inc.	3,537	59,598
Boston Properties, Inc.	25,744	2,179,230
Boykin Lodging Co. (a)	6,069	64,878
Brandywine Realty Trust (SBI)	25,137	729,476
BRE Properties, Inc. Class A	15,667	816,877
BRT Realty Trust	4,566	121,593
Camden Property Trust (SBI)	10,727	765,908
Capital Lease Funding, Inc. (d)	13,883	165,208
Capital Trust, Inc. Class A	8,506	289,714
CapitalSource, Inc.	35,458	831,490
Capstead Mortgage Corp. (d)	2,634	19,386
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
CarrAmerica Realty Corp.	17,880	$ 792,620
CBL & Associates Properties, Inc.	18,443	689,953
Cedar Shopping Centers, Inc.	10,479	152,365
CentraCore Properties Trust	2,637	63,868
Colonial Properties Trust (SBI) (d)	10,906	487,498
Corporate Office Properties Trust (SBI)	12,428	490,906
Cousins Properties, Inc. (d)	17,570	530,965
Crescent Real Estate Equities Co.	31,701	560,474
Deerfield Triarc Capital Corp.	34,540	448,329
Developers Diversified Realty Corp.	21,792	1,114,661
DiamondRock Hospitality Co.	23,200	351,944
Digital Realty Trust, Inc.	8,246	206,975
Duke Realty Corp. (d)	34,426	1,168,418
Eastgroup Properties, Inc.	6,213	273,558
ECC Capital Corp. (d)	35,669	46,370
Education Realty Trust, Inc. (d)	7,044	99,320
Entertainment Properties Trust (SBI) (d)	7,556	310,174
Equity Inns, Inc.	10,932	168,899
Equity Lifestyle Properties, Inc.	4,988	215,232
Equity Office Properties Trust	107,352	3,612,395
Equity One, Inc.	12,267	272,327
Equity Residential (SBI)	78,158	3,446,768
Essex Property Trust, Inc.	6,355	676,808
Extra Space Storage, Inc. (d)	20,365	309,344
Federal Realty Investment Trust (SBI) (d)	16,905	1,155,964
FelCor Lodging Trust, Inc.	31,507	655,661
Fieldstone Investment Corp. (d)	8,500	88,570
First Industrial Realty Trust, Inc. (d)	14,831	548,747
First Potomac Realty Trust	12,120	323,846
Franklin Street Properties Corp.	10,340	219,932
Friedman, Billings, Ramsey Group, Inc. Class A (d)	42,888	450,753
General Growth Properties, Inc.	61,373	2,685,682
Getty Realty Corp.	7,503	193,202
Gladstone Commercial Corp.	900	16,641
Glenborough Realty Trust, Inc.	8,600	171,226
Glimcher Realty Trust (d)	6,287	158,747
Global Signal, Inc.	3,622	165,888
GMH Communities Trust	18,812	214,457
Gramercy Capital Corp.	3,996	104,535
Health Care Property Investors, Inc. (d)	41,781	1,092,573
Health Care REIT, Inc.	15,038	509,638
Healthcare Realty Trust, Inc.	13,961	455,966
Heritage Property Investment Trust, Inc.	7,067	247,486
Highland Hospitality Corp.	18,812	227,625
Highwoods Properties, Inc. (SBI)	11,942	370,202
Home Properties of New York, Inc. (d)	7,166	356,437
HomeBanc Mortgage Corp., Georgia (d)	25,009	195,070
Hospitality Properties Trust (SBI)	14,014	590,970
Host Hotels & Resorts, Inc. (d)	124,759	2,503,913
HRPT Properties Trust (SBI)	84,433	942,272

	Shares	Value
Impac Mortgage Holdings, Inc. (d)	14,479	$ 154,201
Inland Real Estate Corp.	10,753	152,262
Innkeepers USA Trust (SBI) (d)	6,459	100,244
Investors Real Estate Trust	10,700	98,333
iStar Financial, Inc. (d)	18,806	716,132
Kilroy Realty Corp.	9,900	656,667
Kimco Realty Corp.	45,239	1,621,818
Kite Realty Group Trust	15,000	222,600
KKR Financial Corp.	30,508	657,447
LaSalle Hotel Properties (SBI)	14,482	601,437
Lexington Corporate Properties Trust (d)	9,054	184,158
Liberty Property Trust (SBI) (d)	16,295	693,841
Longview Fibre Co.	10,700	273,278
LTC Properties, Inc.	5,854	128,554
Luminent Mortgage Capital, Inc.	15,498	138,087
Mack-Cali Realty Corp. (d)	15,836	679,048
Maguire Properties, Inc.	6,425	203,416
Medical Properties Trust, Inc.	50,788	615,043
MFA Mortgage Investments, Inc.	22,926	155,438
Mid-America Apartment Communities, Inc.	10,561	533,331
Mission West Properties, Inc.	6,896	73,925
Monmouth Real Estate Investment Corp. Class A	5,400	42,660
MortgageIT Holdings, Inc.	12,406	151,229
National Health Investors, Inc.	8,489	227,166
National Health Realty, Inc. (d)	5,083	89,156
National Retail Properties, Inc.	18,845	363,709
Nationwide Health Properties, Inc. (d)	15,314	321,441
New Century Financial Corp.	12,378	576,443
New Plan Excel Realty Trust (d)	21,703	512,408
Newcastle Investment Corp.	13,959	343,391
NorthStar Realty Finance Corp.	15,000	165,900
Novastar Financial, Inc. (d)	5,208	163,948
Omega Healthcare Investors, Inc.	11,978	147,689
One Liberty Properties, Inc. (d)	3,094	61,230
Opteum, Inc. Class A (d)	8,157	68,845
Pan Pacific Retail Properties, Inc.	15,087	999,815
Parkway Properties, Inc.	2,300	90,505
Pennsylvania (REIT) (SBI)	12,313	459,275
Plum Creek Timber Co., Inc.	38,906	1,390,890
Post Properties, Inc. (d)	13,012	556,914
Potlatch Corp.	12,155	457,879
ProLogis Trust	59,378	2,936,242
PS Business Parks, Inc.	5,673	301,520
Public Storage, Inc.	19,637	1,407,580
RAIT Investment Trust (SBI)	22,841	575,593
Ramco-Gershenson Properties Trust (SBI)	5,200	135,200
Rayonier, Inc.	14,827	576,622
Realty Income Corp.	18,481	403,625
Reckson Associates Realty Corp. (d)	21,915	842,413
Redwood Trust, Inc. (d)	13,329	612,601
Regency Centers Corp.	11,938	735,500
Saul Centers, Inc. (d)	2,530	90,245
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Saxon Capital, Inc.	9,373	$ 104,509
Senior Housing Properties Trust (SBI) (d)	29,194	502,429
Shurgard Storage Centers, Inc. Class A	11,331	657,765
Simon Property Group, Inc.	55,555	4,423,845
Sizeler Property Investors, Inc. (d)	6,129	88,319
SL Green Realty Corp.	7,936	787,331
Sovran Self Storage, Inc. (d)	3,400	160,378
Spirit Finance Corp.	37,838	440,813
Strategic Hotel & Resorts, Inc.	16,527	339,134
Sun Communities, Inc. (d)	4,061	131,983
Sunstone Hotel Investors, Inc.	12,888	356,998
Tanger Factory Outlet Centers, Inc.	5,800	176,146
Taubman Centers, Inc.	12,222	475,436
The Macerich Co.	16,941	1,167,404
The Mills Corp.	16,748	517,011
Thornburg Mortgage, Inc. (SBI) (d)	34,699	946,936
Transcontinental Realty Investors, Inc. (a)(d)	600	8,316
Trizec Properties, Inc. (d)	24,700	582,673
Trustreet Properties, Inc.	43,911	569,965
U-Store-It Trust (d)	24,318	390,304
UMH Properties, Inc.	4,571	69,251
United Dominion Realty Trust, Inc. (SBI)	34,239	924,795
Universal Health Realty Income Trust (SBI) (d)	5,117	159,497
Urstadt Biddle Properties, Inc.	365	5,811
Urstadt Biddle Properties, Inc. Class A	7,415	120,568
Ventas, Inc.	22,496	729,770
Vornado Realty Trust	30,986	2,785,332
Washington (REIT) (SBI)	11,409	398,745
Weingarten Realty Investors (SBI)	19,550	740,163
Winston Hotels, Inc. (d)	7,079	77,020
Winthrop Realty Trust	983	5,810
		91,037,100
Real Estate Management & Development - 0.1%
Affordable Residential Communties, Inc. (d)	13,684	145,050
AMEN Properties, Inc. (a)	75	386
Brookfield Properties Corp.	30,000	889,800
CB Richard Ellis Group, Inc. Class A (a)	15,470	1,196,914
Consolidated-Tomoka Land Co.	2,369	137,639
Forest City Enterprises, Inc. Class A	17,426	782,427
Jones Lang LaSalle, Inc.	7,473	594,178
Tejon Ranch Co. (a)(d)	2,241	93,405
The St. Joe Co.	17,431	819,606
Trammell Crow Co. (a)	13,635	472,180
United Capital Corp. (a)(d)	1,894	42,426
W.P. Carey & Co. LLC	6,483	171,800
		5,345,811

	Shares	Value
Thrifts & Mortgage Finance - 1.8%
Accredited Home Lenders Holding Co. (a)	5,940	$ 308,524
Aether Holdings, Inc. (a)(d)	7,213	28,924
Anchor BanCorp Wisconsin, Inc.	7,806	227,545
Astoria Financial Corp. (d)	29,927	905,591
Bank Mutual Corp.	15,096	175,566
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	9,000	132,300
BankUnited Financial Corp. Class A	20,903	648,411
BCSB Bankcorp, Inc.	3,011	37,577
Berkshire Hills Bancorp, Inc.	1,240	42,656
Brookline Bancorp, Inc., Delaware (d)	10,845	155,300
Camco Financial Corp.	404	5,688
Capital Crossing Bank (a)	2,000	45,400
Capitol Federal Financial	16,083	523,823
CFS Bancorp, Inc.	800	11,824
Charter Financial Corp., Georgia	517	19,589
Charter Municipal Mortgage Acceptance Co.	12,910	232,251
Citizens South Banking Corp., Delaware	3,732	46,314
City Bank Lynnwood, Washington	5,594	256,876
Clifton Savings Bancorp, Inc.	14,601	154,479
Coastal Financial Corp. (d)	8,041	104,131
Commercial Capital Bancorp, Inc.	15,540	243,978
Corus Bankshares, Inc. (d)	13,200	372,900
Countrywide Financial Corp.	152,701	5,845,394
Dime Community Bancshares, Inc.	7,725	109,232
Doral Financial Corp. (d)	18,000	135,720
Downey Financial Corp.	4,495	306,110
ESB Financial Corp.	5,043	60,617
Fannie Mae	257,451	12,808,187
Farmer Mac Class A (multi-vtg.)	700	11,865
Fidelity Bankshares, Inc.	6,982	226,287
First Busey Corp. (d)	6,641	135,742
First Defiance Financial Corp. (d)	3,067	83,054
First Financial Holdings, Inc.	3,500	108,745
First Financial Service Corp.	2,030	60,920
First Niagara Financial Group, Inc.	33,807	476,341
First Place Financial Corp.	3,046	69,601
FirstFed Financial Corp., Delaware (a)(d)	3,873	224,014
Flagstar Bancorp, Inc.	7,834	126,441
Flushing Financial Corp.	3,135	52,166
Franklin Bank Corp. (a)	10,118	201,348
Freddie Mac	183,478	11,016,019
Fremont General Corp.	16,514	334,078
Golden West Financial Corp., Delaware	77,121	5,637,545
Greater Delaware Valley Savings Bank	1,542	37,008
Guaranty Federal Bancshares, Inc.	900	25,830
Harbor Florida Bancshares, Inc.	4,705	172,956
Hingham Institution for Savings	1,466	55,283
Home City Financial Corp.	800	12,008
Home Federal Bancorp	2,206	61,239
Horizon Financial Corp.	4,727	115,670
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Hudson City Bancorp, Inc.	147,896	$ 2,024,696
Independence Community Bank Corp.	16,871	708,245
IndyMac Bancorp, Inc.	13,431	616,483
ITLA Capital Corp.	900	44,865
KNBT Bancorp, Inc.	11,351	185,021
MAF Bancorp., Inc.	17,610	762,337
MASSBANK Corp.	742	24,404
MGIC Investment Corp.	22,280	1,467,584
NASB Financial, Inc. (d)	1,172	39,426
NetBank, Inc.	7,793	49,174
New York Community Bancorp, Inc. (d)	56,343	938,674
NewAlliance Bancshares, Inc.	28,814	405,413
NewMil Bancorp, Inc.	2,298	90,403
Northwest Bancorp, Inc.	6,200	155,248
OceanFirst Financial Corp.	5,699	124,124
Ocwen Financial Corp. (a)	13,732	155,721
Pacific Premier Bancorp, Inc. (a)	40	460
Pamrapo Bancorp, Inc.	2,741	54,820
Parkvale Financial Corp.	500	14,350
Partners Trust Financial Group, Inc.	15,509	176,958
People's Bank, Connecticut	20,516	675,387
Peoples Bancorp, Auburn, Indiana	300	6,063
PFF Bancorp, Inc.	7,650	260,100
Provident Financial Holdings, Inc.	1,350	37,625
Provident Financial Services, Inc.	37,529	689,032
Provident New York Bancorp	7,401	95,621
PVF Capital Corp.	4,083	40,830
Radian Group, Inc.	17,444	1,066,177
Riverview Bancorp, Inc.	2,511	61,218
Sovereign Bancorp, Inc.	94,553	2,108,532
TF Financial Corp.	1,583	45,575
The PMI Group, Inc. (d)	21,713	987,942
TierOne Corp.	10,000	328,000
Timberland Bancorp, Inc.	2,452	75,522
Triad Guaranty, Inc. (a)	4,250	230,053
Trustco Bank Corp., New York	15,309	168,246
United Community Financial Corp., Ohio	10,530	121,200
W Holding Co., Inc.	28,060	209,328
Washington Federal, Inc. (d)	21,759	499,151
Washington Mutual, Inc.	254,626	11,689,880
Webster Financial Corp. (d)	12,478	605,058
Westfield Financial, Inc. (d)	2,266	54,361
Willow Grove Bancorp, Inc.	4,146	69,446
WSFS Financial Corp.	2,374	145,550
		71,497,370
TOTAL FINANCIALS		864,644,274
HEALTH CARE - 11.8%
Biotechnology - 1.8%
Aastrom Biosciences, Inc. (a)(d)	1,900	2,451

	Shares	Value
Alexion Pharmaceuticals, Inc. (a)	9,248	$ 300,652
Alkermes, Inc. (a)(d)	31,772	629,721
Amgen, Inc. (a)	330,613	22,346,133
Amylin Pharmaceuticals, Inc. (a)(d)	30,873	1,403,178
Antigenics, Inc. (a)(d)	5,388	12,823
Arena Pharmaceuticals, Inc. (a)(d)	21,093	287,709
ARIAD Pharmaceuticals, Inc. (a)(d)	6,185	31,729
ArQule, Inc. (a)	3,400	18,360
Array Biopharma, Inc. (a)	21,015	154,670
Avant Immunotherapeutics, Inc. (a)	2,169	3,622
AVI BioPharma, Inc. (a)(d)	2,700	12,285
Avigen, Inc. (a)	1,600	8,976
Axonyx, Inc. (a)	22,314	20,752
BioCryst Pharmaceuticals, Inc. (a)	1,700	22,525
Biogen Idec, Inc. (a)	92,641	4,319,850
BioMarin Pharmaceutical, Inc. (a)(d)	43,947	570,872
Biopure Corp. Class A (a)(d)	907	923
BioSphere Medical, Inc. (a)(d)	800	4,520
Boston Life Sciences, Inc. (a)(d)	1,080	3,240
Celgene Corp. (a)(d)	90,091	3,734,272
Cell Genesys, Inc. (a)(d)	5,600	34,664
Cell Therapeutics, Inc. (a)(d)	4,949	6,978
Cephalon, Inc. (a)(d)	14,328	855,668
Cepheid, Inc. (a)	4,999	48,390
Cubist Pharmaceuticals, Inc. (a)(d)	16,366	387,383
CuraGen Corp. (a)(d)	4,779	18,017
CV Therapeutics, Inc. (a)(d)	10,344	172,331
Cytogen Corp. (a)	370	1,232
Cytokinetics, Inc. (a)	12,030	83,969
Dendreon Corp. (a)(d)	18,158	79,895
Digene Corp. (a)	2,716	101,524
DOV Pharmaceutical, Inc. (a)(d)	2,861	8,840
Dyax Corp. (a)	9,586	35,948
Embrex, Inc. (a)	2,200	22,748
Encysive Pharmaceuticals, Inc. (a)(d)	14,400	62,640
EntreMed, Inc. (a)(d)	3,700	6,438
Enzon Pharmaceuticals, Inc. (a)	4,594	34,225
Exact Sciences Corp. (a)	3,245	7,950
Genaera Corp. (a)	7,533	7,495
Genelabs Technologies, Inc. (a)(d)	1,960	1,509
Genentech, Inc. (a)	122,701	10,179,275
Genitope Corp. (a)(d)	11,809	84,789
Genta, Inc. (a)	23,275	39,800
GenVec, Inc. (a)	17,041	32,548
Genzyme Corp. (a)	68,774	4,092,053
Geron Corp. (a)(d)	33,352	232,130
Gilead Sciences, Inc. (a)	122,350	7,014,326
GTC Biotherapeutics, Inc. (a)	4,100	4,100
Hemispherx Biopharma, Inc. (a)(d)	800	2,160
Human Genome Sciences, Inc. (a)(d)	30,411	333,305
ICOS Corp. (a)(d)	22,927	465,877
Idenix Pharmaceuticals, Inc. (a)(d)	3,770	34,043
IDM Pharma, Inc. (a)	442	1,741
ImClone Systems, Inc. (a)(d)	20,461	818,440
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
ImmunoGen, Inc. (a)	2,572	$ 9,388
Immunomedics, Inc. (a)(d)	5,227	14,531
Incyte Corp. (a)	25,016	104,317
Indevus Pharmaceuticals, Inc. (a)	8,080	40,158
InterMune, Inc. (a)(d)	3,546	56,240
Introgen Therapeutics, Inc. (a)(d)	5,766	28,657
Isis Pharmaceuticals, Inc. (a)(d)	7,200	56,304
Keryx Biopharmaceuticals, Inc. (a)	20,000	286,000
Kosan Biosciences, Inc. (a)	1,712	7,653
La Jolla Pharmaceutical Co. (a)(d)	2,083	7,832
Lexicon Genetics, Inc. (a)	5,448	27,240
MannKind Corp. (a)(d)	11,612	221,092
Martek Biosciences (a)(d)	8,435	213,827
Maxygen, Inc. (a)	5,600	43,344
Medarex, Inc. (a)(d)	25,798	264,687
MedImmune, Inc. (a)	69,602	2,214,736
Millennium Pharmaceuticals, Inc. (a)(d)	90,941	778,455
Momenta Pharmaceuticals, Inc. (a)(d)	9,320	132,717
Monogram Biosciences, Inc. (a)(d)	16,850	31,341
Myogen, Inc. (a)(d)	9,543	297,264
Myriad Genetics, Inc. (a)	10,926	285,278
Nabi Biopharmaceuticals (a)(d)	10,423	61,183
Neopharm, Inc. (a)(d)	3,269	18,404
NeoRX Corp. (a)(d)	4,739	5,687
Neose Technologies, Inc. (a)	1,356	4,136
Neurocrine Biosciences, Inc. (a)	13,281	261,769
Neurogen Corp. (a)	500	2,735
Northfield Laboratories, Inc. (a)(d)	9,454	86,977
Novavax, Inc. (a)(d)	5,764	29,223
NPS Pharmaceuticals, Inc. (a)	5,449	30,187
Nuvelo, Inc. (a)	16,334	267,224
ONYX Pharmaceuticals, Inc. (a)(d)	7,174	143,408
Orchid Cellmark, Inc. (a)(d)	3,164	12,371
Orthologic Corp. (a)	7,445	11,540
Oscient Pharmaceuticals Corp. (a)	5,546	6,988
OSI Pharmaceuticals, Inc. (a)(d)	12,837	367,395
Palatin Technologies, Inc. (a)(d)	11,411	26,474
PDL BioPharma, Inc. (a)	31,187	631,537
Peregrine Pharmaceuticals, Inc. (a)(d)	8,337	12,422
Pharmacopeia Drug Discovery, Inc. (a)	2,082	10,306
Pharmacyclics, Inc. (a)(d)	4,032	16,168
Pharmion Corp. (a)	9,030	177,078
PRAECIS Pharmaceuticals, Inc. (a)	1,750	9,345
Progenics Pharmaceuticals, Inc. (a)(d)	2,119	44,944
Regeneron Pharmaceuticals, Inc. (a)(d)	12,628	163,406
Renovis, Inc. (a)(d)	8,456	137,833
Repligen Corp. (a)	5,105	15,621
Rigel Pharmaceuticals, Inc. (a)(d)	7,216	70,933
Sangamo Biosciences, Inc. (a)	1,300	9,880
Savient Pharmaceuticals, Inc. (a)	6,200	35,650
SciClone Pharmaceuticals, Inc. (a)(d)	6,560	14,760

	Shares	Value
Seattle Genetics, Inc. (a)	6,835	$ 28,365
Senomyx, Inc. (a)	16,378	261,557
Sirna Therapeutics, Inc. (a)	9,506	57,226
Solexa, Inc. (a)	50	453
Sonus Pharmaceuticals, Inc. (a)(d)	200	1,086
StemCells, Inc. (a)(d)	6,132	13,613
Tanox, Inc. (a)(d)	5,060	72,307
Tapestry Pharmaceuticals, Inc. (a)	630	2,111
Telik, Inc. (a)(d)	11,107	177,490
Theravance, Inc. (a)	23,140	553,509
Titan Pharmaceuticals, Inc. (a)(d)	1,300	2,574
Trimeris, Inc. (a)(d)	2,400	25,872
United Therapeutics Corp. (a)	6,694	322,383
Vanda Pharmaceuticals, Inc. (d)	8,042	72,137
Vertex Pharmaceuticals, Inc. (a)	28,200	972,900
Vical, Inc. (a)	1,900	12,255
Vion Pharmaceuticals, Inc. (a)(d)	4,500	7,380
Viragen, Inc. (a)(d)	1,410	620
XOMA Ltd. (a)	11,000	19,690
Zymogenetics, Inc. (a)	13,884	239,499
		69,851,366
Health Care Equipment & Supplies - 1.9%
Abaxis, Inc. (a)(d)	10,040	171,483
Abiomed, Inc. (a)(d)	4,599	61,627
Adeza Biomedical Corp. (a)	5,000	65,650
Advanced Medical Optics, Inc. (a)	15,398	697,837
Aksys Ltd. (d)	2,300	1,909
Align Technology, Inc. (a)(d)	12,048	89,035
American Medical Systems Holdings, Inc. (a)	23,426	463,132
Analogic Corp.	2,200	125,686
Angiodynamics, Inc. (a)	5,000	140,000
Arrow International, Inc.	6,467	208,496
ArthroCare Corp. (a)(d)	9,320	393,677
Aspect Medical Systems, Inc. (a)	5,515	108,204
Atrion Corp.	200	14,400
Bausch & Lomb, Inc.	13,280	652,712
Baxter International, Inc.	162,378	6,121,651
Beckman Coulter, Inc.	16,364	904,929
Becton, Dickinson & Co.	60,665	3,665,986
BioLase Technology, Inc. (d)	3,357	24,976
Biomet, Inc.	59,094	2,080,700
Biosite, Inc. (a)	5,103	229,584
Boston Scientific Corp. (a)	300,273	6,209,646
C.R. Bard, Inc.	26,687	1,975,105
Candela Corp. (a)	8,492	146,232
Cantel Medical Corp. (a)	9,146	126,306
Cardiac Science Corp. (a)	1,171	10,293
Cardiodynamics International Corp. (a)	8,210	11,166
Cardiogenesis Corp. (a)(d)	300	66
Cerus Corp. (a)	6,500	53,625
Cholestech Corp. (a)	2,955	40,484
Clarient, Inc. (a)(d)	3,500	3,185
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Conceptus, Inc. (a)	3,357	$ 44,682
CONMED Corp. (a)	4,900	95,256
Conor Medsystems, Inc. (a)(d)	21,392	498,434
Cooper Companies, Inc.	11,993	567,869
Cutera, Inc. (a)	5,000	82,450
Cyberonics, Inc. (a)(d)	3,730	93,213
Cytyc Corp. (a)(d)	27,272	716,708
Dade Behring Holdings, Inc.	23,712	883,272
Datascope Corp.	2,900	99,499
DENTSPLY International, Inc. (d)	18,611	1,112,938
DexCom, Inc. (a)(d)	14,683	285,731
Diagnostic Products Corp.	5,861	338,297
DiaSys Corp. (a)	2,600	520
DJ Orthopedics, Inc. (a)	6,919	265,344
Edwards Lifesciences Corp. (a)	17,978	797,145
Encore Medical Corp. (a)	8,288	41,274
Epix Pharmaceuticals, Inc. (a)(d)	3,458	12,380
ev3, Inc. (d)	2,714	39,434
Exactech, Inc. (a)	2,290	30,480
Fonar Corp. (a)	20,925	8,797
Foxhollow Technologies, Inc. (a)(d)	2,656	69,083
Gen-Probe, Inc. (a)	12,054	650,916
Greatbatch, Inc. (a)	3,200	72,608
Haemonetics Corp. (a)	7,964	402,182
HealthTronics, Inc. (a)	6,799	50,177
Hillenbrand Industries, Inc.	18,843	952,325
Hologic, Inc. (a)	14,358	566,997
Hospira, Inc. (a)	42,182	1,890,175
I-Flow Corp. (a)	9,419	119,904
ICU Medical, Inc. (a)	4,550	188,689
IDEXX Laboratories, Inc. (a)	9,109	696,201
Immucor, Inc. (a)	17,970	326,874
Implant Sciences Corp. (a)(d)	200	778
Integra LifeSciences Holdings Corp. (a)	4,000	153,760
Intermagnetics General Corp. (a)(d)	13,838	322,010
IntraLase Corp. (a)	656	12,562
Intuitive Surgical, Inc. (a)(d)	8,630	960,433
Invacare Corp.	14,875	421,260
Inverness Medical Innovations, Inc. (a)(d)	10,197	294,183
IRIS International, Inc. (a)	7,093	100,862
IVAX Diagnostics, Inc. (a)	3,600	7,416
Kensey Nash Corp. (a)(d)	1,410	41,525
Kewaunee Scientific Corp.	1,601	14,393
Kinetic Concepts, Inc. (a)	11,653	453,302
Kyphon, Inc. (a)	9,116	361,814
Laserscope, Inc. (a)(d)	3,916	83,019
LifeCell Corp. (a)(d)	5,000	135,000
Medical Action Industries, Inc. (a)	2,800	64,288
Medtronic, Inc.	325,003	16,409,401
Mentor Corp. (d)	10,633	429,467
Meridian Bioscience, Inc.	17,027	405,072

	Shares	Value
Merit Medical Systems, Inc. (a)(d)	3,204	$ 36,686
Microtek Medical Holdings, Inc. (a)	9,444	34,943
Neogen Corp. (a)	1,625	33,150
Neoprobe Corp. (a)	100	28
North American Scientific, Inc. (a)(d)	2,705	5,221
NuVasive, Inc. (a)	27,335	449,114
OraSure Technologies, Inc. (a)	11,529	100,648
Osteotech, Inc. (a)	2,870	12,915
Palomar Medical Technologies, Inc. (a)(d)	9,049	403,857
PLC Systems, Inc. (a)	400	260
PolyMedica Corp.	4,741	182,007
Possis Medical, Inc. (a)	3,100	24,924
Quidel Corp. (a)	6,286	59,277
Regeneration Technologies, Inc. (a)	2,516	17,838
ResMed, Inc. (a)	18,924	860,285
Respironics, Inc. (a)	18,833	640,699
Retractable Technologies, Inc. (a)	5,112	17,125
Schick Technologies, Inc. (a)	3,000	126,330
Somanetics Corp. (a)(d)	5,000	78,250
Sonic Innovations, Inc. (a)	3,300	16,071
SonoSite, Inc. (a)	8,258	303,729
St. Jude Medical, Inc. (a)	95,171	3,245,331
Staar Surgical Co. (a)	3,331	28,780
Steris Corp.	15,648	355,992
Strategic Diagnostics, Inc. (a)	3,100	9,610
Stryker Corp.	75,585	3,318,182
SurModics, Inc. (a)(d)	2,500	97,275
Symmetry Medical, Inc. (a)	11,788	219,610
Synovis Life Technologies, Inc. (a)	1,000	9,750
Theragenics Corp. (a)	1,300	4,407
Thoratec Corp. (a)(d)	7,700	109,109
TriPath Imaging, Inc. (a)	4,200	30,030
Urologix, Inc. (a)	3,800	13,528
Varian Medical Systems, Inc. (a)	32,759	1,536,397
Viasys Healthcare, Inc. (a)	4,892	123,229
Vital Signs, Inc.	1,338	66,927
West Pharmaceutical Services, Inc.	12,289	418,072
Wright Medical Group, Inc. (a)	4,700	106,220
Young Innovations, Inc. (d)	2,100	68,145
Zimmer Holdings, Inc. (a)	64,748	3,920,491
Zoll Medical Corp. (a)	1,593	47,185
		74,599,808
Health Care Providers & Services - 2.5%
Aetna, Inc.	149,933	5,766,423
Alliance Imaging, Inc. (a)	4,463	25,885
Amedisys, Inc. (a)(d)	5,851	209,173
American Retirement Corp. (a)(d)	17,881	575,947
AMERIGROUP Corp. (a)	17,621	505,723
AmerisourceBergen Corp.	56,877	2,479,268
AMN Healthcare Services, Inc. (a)	4,609	90,705
AmSurg Corp. (a)	10,619	255,812
Andrx Corp. (a)(d)	16,643	388,780
Apria Healthcare Group, Inc. (a)(d)	11,154	214,157
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
BioScrip, Inc. (a)	7,133	$ 39,588
BriteSmile, Inc. (a)(d)	465	656
Brookdale Senior Living, Inc.	6,971	344,716
Cardinal Health, Inc.	112,645	7,537,077
Caremark Rx, Inc.	118,072	5,663,914
Centene Corp. (a)	13,046	339,848
Chemed Corp.	9,456	509,206
CIGNA Corp.	33,038	3,063,944
Community Health Systems, Inc. (a)(d)	23,117	871,511
Corvel Corp. (a)	1,652	39,202
Coventry Health Care, Inc. (a)	39,790	2,079,028
Cross Country Healthcare, Inc. (a)	5,888	103,805
Cryolife, Inc. (a)(d)	3,671	16,556
DaVita, Inc. (a)	24,767	1,311,660
Dialysis Corp. of America (a)	2,516	30,821
Express Scripts, Inc. (a)	30,330	2,222,582
Five Star Quality Care, Inc. (a)	325	3,575
Genesis HealthCare Corp. (a)	8,848	416,475
Gentiva Health Services, Inc. (a)	7,227	125,533
Hanger Orthopedic Group, Inc. (a)	2,863	22,417
HCA, Inc.	111,526	4,957,331
Health Management Associates, Inc. Class A	64,873	1,352,602
Health Net, Inc. (a)	29,265	1,258,980
HealthExtras, Inc. (a)	5,684	170,747
Healthspring, Inc.	5,305	88,806
Healthways, Inc. (a)	9,126	484,956
Henry Schein, Inc. (a)(d)	22,302	1,027,899
HMS Holdings Corp. (a)	400	3,856
Hooper Holmes, Inc.	6,105	18,376
Humana, Inc. (a)	40,514	2,051,224
Kindred Healthcare, Inc. (a)(d)	6,240	158,246
Laboratory Corp. of America Holdings (a)	34,159	2,027,678
LCA-Vision, Inc.	6,400	347,776
LifePoint Hospitals, Inc. (a)	12,602	445,229
Lincare Holdings, Inc. (a)(d)	25,768	961,146
Magellan Health Services, Inc. (a)	10,443	422,419
Manor Care, Inc.	21,818	1,013,228
Matria Healthcare, Inc. (a)(d)	3,600	103,896
McKesson Corp.	73,941	3,660,080
Medcath Corp. (a)	3,100	48,298
Medco Health Solutions, Inc. (a)	81,184	4,375,818
Medical Staffing Network Holdings, Inc. (a)	4,000	19,040
Molina Healthcare, Inc. (a)	4,918	185,999
National Healthcare Corp. (d)	2,005	88,922
Odyssey Healthcare, Inc. (a)	12,400	202,244
Omnicare, Inc.	30,590	1,418,152
Option Care, Inc.	6,289	70,877
Owens & Minor, Inc.	11,045	328,037

	Shares	Value
Patterson Companies, Inc. (a)	29,583	$ 1,013,218
PDI, Inc. (a)	1,330	18,288
Pediatrix Medical Group, Inc. (a)	14,652	676,776
Providence Service Corp. (a)	1,000	31,190
PSS World Medical, Inc. (a)(d)	17,000	301,920
Psychiatric Solutions, Inc. (a)	13,772	404,897
Quest Diagnostics, Inc.	39,806	2,218,786
RehabCare Group, Inc. (a)	2,600	43,862
ResCare, Inc. (a)	2,400	47,640
Rural/Metro Corp. (a)(d)	6,200	44,206
Sierra Health Services, Inc. (a)	14,716	606,299
SRI/Surgical Express, Inc. (a)	900	4,626
Sunrise Senior Living, Inc. (a)	7,522	251,912
Symbion, Inc. (a)	10,712	235,021
Tenet Healthcare Corp. (a)	118,117	935,487
Triad Hospitals, Inc. (a)	22,803	918,505
U.S. Physical Therapy, Inc. (a)	2,575	38,702
United Surgical Partners International, Inc. (a)	10,744	334,246
UnitedHealth Group, Inc.	361,592	15,895,584
Universal Health Services, Inc. Class B	16,770	851,245
VCA Antech, Inc. (a)	23,803	716,946
Ventiv Health, Inc. (a)	4,733	139,813
VistaCare, Inc. Class A (a)(d)	2,867	39,622
Wellcare Health Plans, Inc. (a)(d)	10,931	543,817
WellPoint, Inc. (a)	172,849	12,372,531
		101,230,988
Health Care Technology - 0.1%
A.D.A.M., Inc. (a)	1,800	11,952
Allscripts Healthcare Solutions, Inc. (a)(d)	18,100	315,664
AMICAS, Inc. (a)	8,154	29,028
Cerner Corp. (a)(d)	17,089	649,040
Claimsnet.com, Inc. (a)	3,100	233
Computer Programs & Systems, Inc.	2,132	85,664
Dendrite International, Inc. (a)	6,077	61,803
Eclipsys Corp. (a)	16,042	311,856
Emdeon Corp. (a)(d)	70,089	813,733
IMS Health, Inc.	59,506	1,605,472
Merge Technologies, Inc. (a)(d)	9,500	120,745
Omnicell, Inc. (a)	1,700	22,763
Per-Se Technologies, Inc. (a)(d)	10,649	265,373
ProxyMed, Inc. (a)	63	463
TriZetto Group, Inc. (a)	14,245	203,134
Vital Images, Inc. (a)	9,980	232,434
		4,729,357
Life Sciences Tools & Services - 0.4%
Accelrys, Inc. (a)	4,164	29,856
Affymetrix, Inc. (a)(d)	23,951	658,892
Albany Molecular Research, Inc. (a)	4,800	49,488
Alliance Pharmaceutical Corp. (a)	300	45
Applera Corp.:
- Applied Biosystems Group	45,506	1,346,978
- Celera Genomics Group (a)	18,037	202,014
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Bio-Rad Laboratories, Inc. Class A (a)(d)	3,622	$ 240,573
BioVeris Corp. (a)	5,668	37,692
Bruker BioSciences Corp. (a)	12,425	71,941
Caliper Life Sciences, Inc. (a)(d)	4,716	24,240
Cambrex Corp.	2,830	57,166
Charles River Laboratories International, Inc. (a)	17,951	718,758
Ciphergen Biosystems, Inc. (a)	2,209	2,540
Covance, Inc. (a)	16,444	971,347
Cryo-Cell International, Inc. (a)	8,023	20,459
Dionex Corp. (a)(d)	10,681	575,279
Discovery Partners International, Inc. (a)	214	533
Diversa Corp. (a)	6,100	57,157
Enzo Biochem, Inc. (a)(d)	5,106	52,847
eResearchTechnology, Inc. (a)	7,105	64,798
Exelixis, Inc. (a)	38,502	417,747
Fisher Scientific International, Inc. (a)	32,296	2,397,978
Gene Logic, Inc. (a)	4,200	10,248
Harvard Bioscience, Inc. (a)	786	3,301
Illumina, Inc. (a)	11,386	311,179
Invitrogen Corp. (a)	16,698	1,064,331
Kendle International, Inc. (a)	2,900	94,018
Luminex Corp. (a)	2,179	35,518
Millipore Corp. (a)	14,809	1,027,745
Molecular Devices Corp. (a)	5,702	163,875
Nanogen, Inc. (a)(d)	1,100	2,343
Nektar Therapeutics (a)(d)	19,726	394,323
New Brunswick Scientific, Inc. (a)	3,243	26,398
PAREXEL International Corp. (a)	4,700	134,890
PerkinElmer, Inc.	41,188	859,182
Pharmaceutical Product Development, Inc.	26,726	970,956
PRA International (a)	5,097	127,782
Sequenom, Inc. (a)	7,440	4,836
Serologicals Corp. (a)	14,917	464,963
SFBC International, Inc. (a)(d)	4,652	72,339
Techne Corp. (a)	8,507	465,163
Thermo Electron Corp. (a)	42,022	1,543,888
Third Wave Technologies, Inc. (a)	7,202	18,725
Transgenomic, Inc. (a)(d)	1,800	792
Tripos, Inc. (a)	2,100	5,338
Varian, Inc. (a)	8,355	367,704
Ventana Medical Systems, Inc. (a)	9,905	470,091
Waters Corp. (a)	27,995	1,165,992
		17,804,248
Pharmaceuticals - 5.1%
Abbott Laboratories	406,042	17,337,993
Abraxis BioScience, Inc. (a)(d)	7,436	212,967
Acusphere, Inc. (a)(d)	2,800	15,512
Adams Respiratory Therapeutics, Inc.	5,600	259,168
Adolor Corp. (a)	21,014	491,097

	Shares	Value
Advancis Pharmaceutical Corp. (a)	2,800	$ 9,100
Allergan, Inc.	41,351	3,920,902
Alpharma, Inc. Class A	13,537	317,037
Atherogenics, Inc. (a)(d)	5,741	76,298
AVANIR Pharmaceuticals Class A (a)(d)	18,420	180,332
Barr Pharmaceuticals, Inc. (a)	27,386	1,443,242
Bentley Pharmaceuticals, Inc. (a)(d)	2,459	28,992
Bradley Pharmaceuticals, Inc. (a)	1,679	21,726
Bristol-Myers Squibb Co.	518,908	12,739,191
CNS., Inc.	6,781	154,675
Collagenex Pharmaceuticals, Inc. (a)	2,200	27,368
Columbia Laboratories, Inc. (a)(d)	6,021	22,699
Connetics Corp. (a)	5,182	60,889
Cypress Bioscience, Inc. (a)	2,737	18,858
DepoMed, Inc. (a)	6,847	39,233
Discovery Laboratories, Inc. (a)(d)	3,800	8,474
Durect Corp. (a)(d)	8,100	38,070
Eli Lilly & Co.	258,056	13,326,012
Emisphere Technologies, Inc. (a)(d)	3,300	32,175
Endo Pharmaceuticals Holdings, Inc. (a)(d)	31,843	934,274
Epicept Corp. (a)(d)	305	817
First Horizon Pharmaceutical Corp. (a)(d)	12,254	258,682
Forest Laboratories, Inc. (a)	87,678	3,286,171
Hi-Tech Pharmacal Co., Inc. (a)	1,687	33,436
Hollis-Eden Pharmaceuticals, Inc. (a)(d)	1,300	6,175
Immtech Pharmaceuticals, Inc. (a)(d)	1,200	8,136
Inspire Pharmaceuticals, Inc. (a)(d)	14,671	70,127
Johnson & Johnson	794,782	47,861,772
King Pharmaceuticals, Inc. (a)	71,398	1,269,456
Kos Pharmaceuticals, Inc. (a)	6,000	257,460
KV Pharmaceutical Co. Class A (a)(d)	7,618	154,493
Matrixx Initiatives, Inc. (a)	3,106	46,342
Medicines Co. (a)	11,081	204,999
Medicis Pharmaceutical Corp. Class A (d)	12,693	378,505
Merck & Co., Inc.	582,141	19,379,474
MGI Pharma, Inc. (a)	16,692	300,623
Mylan Laboratories, Inc.	53,327	1,115,068
Nastech Pharmaceutical Co., Inc. (a)(d)	21,334	298,463
New River Pharmaceuticals, Inc. (a)(d)	4,396	129,682
NitroMed, Inc. (a)(d)	5,916	24,196
Noven Pharmaceuticals, Inc. (a)	3,292	57,676
Pain Therapeutics, Inc. (a)(d)	2,439	20,732
Par Pharmaceutical Companies, Inc. (a)(d)	7,763	178,161
Penwest Pharmaceuticals Co. (a)(d)	2,797	54,094
Perrigo Co.	23,511	395,455
Pfizer, Inc.	1,987,486	47,023,919
Pharmos Corp. (a)(d)	2,500	5,750
Pozen, Inc. (a)(d)	2,637	36,918
Salix Pharmaceuticals Ltd. (a)(d)	11,995	144,900
Santarus, Inc. (a)(d)	12,251	85,389
Schering-Plough Corp.	387,475	7,385,274
Sepracor, Inc. (a)(d)	28,766	1,489,216
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Spectrum Pharmaceuticals, Inc. (a)	192	$ 756
SuperGen, Inc. (a)(d)	5,699	23,936
Valeant Pharmaceuticals International	32,409	557,435
ViroPharma, Inc. (a)	27,477	267,351
Vivus, Inc. (a)	7,556	33,020
Watson Pharmaceuticals, Inc. (a)	28,263	715,902
Wyeth	352,972	16,144,939
Zila, Inc. (a)	4,200	14,742
		201,435,926
TOTAL HEALTH CARE		469,651,693
INDUSTRIALS - 11.5%
Aerospace & Defense - 2.0%
AAR Corp. (a)	5,766	138,845
AeroCentury Corp. (a)(d)	800	4,280
Alliant Techsystems, Inc. (a)(d)	8,470	661,168
Applied Signal Technology, Inc.	1,900	33,345
Argon ST, Inc. (a)(d)	12,540	357,515
Armor Holdings, Inc. (a)(d)	9,175	524,076
Astronics Corp. (a)	2,300	32,085
Aviall, Inc. (a)	8,724	411,337
BE Aerospace, Inc. (a)	20,566	455,948
Ceradyne, Inc. (a)(d)	5,892	257,304
Cubic Corp.	4,719	88,481
Curtiss-Wright Corp.	12,212	412,766
DHB Industries, Inc. (a)	8,958	14,064
DRS Technologies, Inc.	10,861	578,457
Ducommun, Inc. (a)	2,600	50,492
DynCorp International, Inc. Class A (d)	7,304	85,457
EDO Corp. (d)	3,300	86,361
Essex Corp. (a)	14,117	256,788
Esterline Technologies Corp. (a)	8,006	328,326
GenCorp, Inc. (non-vtg.) (a)(d)	8,900	161,446
General Dynamics Corp.	88,171	5,611,202
Goodrich Corp.	31,742	1,353,161
Heico Corp. Class A	4,932	132,819
Herley Industries, Inc. (a)	3,031	57,347
Hexcel Corp. (a)(d)	30,211	621,742
Honeywell International, Inc.	211,542	8,711,300
Irvine Sensors Corp. (a)	430	968
Kaman Corp.	3,803	70,736
L-3 Communications Holdings, Inc.	31,696	2,312,540
Ladish Co., Inc. (a)	4,837	190,529
Lockheed Martin Corp.	90,001	6,524,172
Moog, Inc. Class A (a)	15,836	550,618
MTC Technologies, Inc. (a)	2,500	69,300
Northrop Grumman Corp.	88,607	5,731,101
Orbital Sciences Corp. (a)(d)	27,647	414,429
Precision Castparts Corp.	31,483	1,814,365
Raytheon Co.	119,260	5,468,071

	Shares	Value
Rockwell Collins, Inc.	43,345	$ 2,366,637
Sequa Corp. Class A (a)	3,474	280,526
Sypris Solutions, Inc.	2,700	23,004
Taser International, Inc. (a)(d)	11,903	110,936
Teledyne Technologies, Inc. (a)	8,359	286,296
The Boeing Co.	193,374	16,098,386
Triumph Group, Inc. (a)	5,105	241,109
United Industrial Corp.	3,200	157,312
United Technologies Corp.	251,493	15,723,342
		79,860,489
Air Freight & Logistics - 0.7%
ABX Air, Inc. (a)	14,266	96,153
C.H. Robinson Worldwide, Inc.	41,829	1,842,149
Dynamex, Inc. (a)(d)	4,000	79,000
EGL, Inc. (a)	10,073	453,990
Expeditors International of Washington, Inc.	26,283	2,587,561
FedEx Corp.	74,233	8,111,440
Forward Air Corp.	8,850	331,167
Hub Group, Inc. Class A (a)	7,324	346,572
Pacer International, Inc.	10,536	310,917
United Parcel Service, Inc. Class B	169,771	13,675,054
UTI Worldwide, Inc.	19,623	534,334
		28,368,337
Airlines - 0.2%
AirTran Holdings, Inc. (a)(d)	22,335	274,721
Alaska Air Group, Inc. (a)	7,300	282,802
AMR Corp. (a)(d)	44,170	1,089,232
Continental Airlines, Inc. Class B (a)(d)	22,076	547,485
ExpressJet Holdings, Inc. Class A (a)	6,752	39,634
Frontier Airlines Holdings, Inc. (a)(d)	5,731	35,475
Great Lakes Aviation Ltd. (a)(d)	200	254
JetBlue Airways Corp. (a)(d)	48,138	501,598
MAIR Holdings, Inc. (a)(d)	5,296	30,505
Mesa Air Group, Inc. (a)(d)	10,156	97,294
Midwest Air Group, Inc. (a)(d)	400	1,788
Pinnacle Airlines Corp. (a)(d)	9,920	67,853
Republic Airways Holdings, Inc. (a)	12,142	186,380
SkyWest, Inc.	12,324	286,287
Southwest Airlines Co.	168,393	2,711,127
UAL Corp. (a)	20,000	588,600
US Airways Group, Inc. (a)	12,914	603,084
		7,344,119
Building Products - 0.2%
Aaon, Inc.	2,245	52,353
American Standard Companies, Inc.	43,529	1,849,547
American Woodmark Corp.	2,800	98,392
Ameron International Corp.	6,373	365,045
Apogee Enterprises, Inc.	6,451	96,765
Armstrong Holdings, Inc. (a)	6,800	5,032
Builders FirstSource, Inc.	6,000	124,560
ElkCorp	9,004	258,865
Goodman Global, Inc.	5,636	95,530
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Griffon Corp. (a)(d)	5,280	$ 143,299
International Smart Sourcing, Inc. (a)	2,500	575
Jacuzzi Brands, Inc. (a)	13,065	122,419
Lennox International, Inc.	18,781	534,507
Masco Corp.	110,748	3,435,403
NCI Building Systems, Inc. (a)(d)	7,503	454,982
Patrick Industries, Inc. (a)	600	7,434
PW Eagle, Inc.	700	19,663
Quixote Corp.	700	13,664
Simpson Manufacturing Co. Ltd.	10,218	354,462
Trex Co., Inc. (a)	1,400	38,010
Universal Forest Products, Inc.	6,769	444,926
USG Corp. (a)(d)	8,688	799,991
		9,315,424
Commercial Services & Supplies - 1.3%
Ablest, Inc. (a)(d)	1,000	8,660
ABM Industries, Inc.	7,481	129,795
ACCO Brands Corp. (a)	10,591	241,051
Adesa, Inc.	27,906	635,141
Administaff, Inc.	4,813	184,964
Advisory Board Co. (a)	10,120	523,204
Allied Waste Industries, Inc. (a)	55,960	667,603
American Ecology Corp.	4,000	101,560
American Reprographics Co. (a)	15,116	524,072
Angelica Corp.	2,100	40,341
APAC Customer Services, Inc. (a)	4,300	9,288
Aramark Corp. Class B	30,440	996,910
Avery Dennison Corp.	24,127	1,432,903
Banta Corp.	6,386	315,852
Barrett Business Services, Inc. (a)	2,100	52,290
Bowne & Co., Inc.	5,206	75,487
Brady Corp. Class A	12,908	513,867
Casella Waste Systems, Inc. Class A (a)	2,426	37,846
CBIZ, Inc. (a)(d)	8,370	69,053
CDI Corp.	5,992	176,464
Cendant Corp.	270,192	4,369,005
Central Parking Corp. (d)	6,193	88,622
Cenveo, Inc. (a)(d)	16,609	314,741
ChoicePoint, Inc. (a)	23,605	1,050,659
Cintas Corp.	36,107	1,529,493
Clean Harbors, Inc. (a)	3,500	127,015
Coinstar, Inc. (a)(d)	2,900	68,092
Comsys IT Partners, Inc. (a)(d)	36	494
Consolidated Graphics, Inc. (a)(d)	2,700	137,538
Copart, Inc. (a)	16,143	442,964
Cornell Companies, Inc. (a)	1,400	22,120
Corporate Executive Board Co.	10,532	1,071,315
Corrections Corp. of America (a)(d)	8,596	439,685
CoStar Group, Inc. (a)	4,571	243,863
Covanta Holding Corp. (a)(d)	28,047	451,557
CRA International, Inc. (a)	1,135	50,394

	Shares	Value
Deluxe Corp.	13,718	$ 294,800
DiamondCluster International, Inc. (a)	5,700	54,378
Dun & Bradstreet Corp. (a)	18,103	1,319,166
Duratek, Inc. (a)	4,075	89,406
Ennis, Inc.	3,703	72,283
Equifax, Inc.	34,767	1,254,393
First Consulting Group, Inc. (a)	4,925	44,621
FTI Consulting, Inc. (a)	14,757	389,437
G&K Services, Inc. Class A	3,800	146,756
Global Cash Access Holdings, Inc. (d)	16,834	261,095
GP Strategies Corp. (a)	1,600	12,320
Healthcare Services Group, Inc.	3,825	77,686
Heidrick & Struggles International, Inc. (a)	7,564	267,160
Herman Miller, Inc.	15,241	445,342
HNI Corp.	11,326	591,217
Hudson Highland Group, Inc. (a)	5,794	69,064
Huron Consulting Group, Inc. (a)	16,077	492,439
ICT Group, Inc. (a)	3,827	102,487
IHS, Inc. Class A	9,533	256,914
IKON Office Solutions, Inc.	47,977	619,863
Innotrac Corp. (a)	1,400	3,220
Integrated Alarm Services Group, Inc. (a)(d)	3,200	11,936
Intersections, Inc. (a)	7,390	76,265
John H. Harland Co.	16,643	712,820
Kelly Services, Inc. Class A (non-vtg.)	5,329	144,203
Kenexa Corp.	12,468	377,780
Kforce, Inc. (a)	4,757	72,687
Knoll, Inc.	15,011	277,704
Korn/Ferry International (a)	13,581	278,411
Labor Ready, Inc. (a)	13,122	303,774
Layne Christensen Co. (a)	14,456	391,758
Learning Tree International, Inc. (a)(d)	3,200	28,736
LECG Corp. (a)	9,531	166,793
M&F Worldwide Corp. (a)(d)	500	7,900
Manpower, Inc.	21,090	1,388,355
McGrath RentCorp.	5,000	132,750
Mine Safety Appliances Co. (d)	6,300	259,623
Mobile Mini, Inc. (a)	14,308	448,556
Monster Worldwide, Inc. (a)	27,260	1,332,196
Navigant Consulting, Inc. (a)(d)	11,277	227,908
NCO Group, Inc. (a)	4,192	110,292
On Assignment, Inc. (a)	4,700	55,554
PHH Corp. (a)	10,301	263,294
Pitney Bowes, Inc.	69,222	2,822,873
PRG-Schultz International, Inc. (a)(d)	9,350	4,488
Protection One, Inc.	91	1,368
R.R. Donnelley & Sons Co.	58,423	1,880,052
RCM Technologies, Inc. (a)	1,400	8,120
RemedyTemp, Inc. Class A (a)	900	14,859
Republic Services, Inc.	28,042	1,144,114
Resources Connection, Inc. (a)	15,094	384,897
Robert Half International, Inc.	44,377	1,821,232
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Rollins, Inc.	16,860	$ 332,142
Schawk, Inc. Class A	4,100	77,572
School Specialty, Inc. (a)(d)	5,318	191,661
Sirva, Inc. (a)	4,254	29,821
SITEL Corp. (a)	5,091	24,080
SOURCECORP, Inc. (a)	2,700	67,176
Spherion Corp. (a)	10,409	87,019
Spherix, Inc. (a)(d)	2,713	6,023
Standard Register Co.	6,200	80,476
Steelcase, Inc. Class A (d)	15,726	291,560
Stericycle, Inc. (a)	8,694	579,629
Synagro Technologies, Inc.	106,653	478,872
TeamStaff, Inc. (a)	1,300	1,989
Teletech Holdings, Inc. (a)	8,551	102,954
Tetra Tech, Inc. (a)	22,834	401,878
The Brink's Co.	12,958	712,042
The Geo Group, Inc. (a)	4,000	149,200
TRC Companies, Inc. (a)	3,000	31,350
TRM Corp. (a)(d)	1,400	9,968
United Stationers, Inc. (a)(d)	7,439	345,318
Venture Catalyst, Inc. (a)	3,800	5,396
Viad Corp.	4,398	134,975
Volt Information Sciences, Inc. (a)	1,400	41,832
Waste Connections, Inc. (a)(d)	14,034	539,607
Waste Management, Inc.	136,871	5,012,216
Watson Wyatt Worldwide, Inc. Class A	11,347	406,676
West Corp. (a)	5,736	278,311
		49,578,996
Construction & Engineering - 0.2%
Comfort Systems USA, Inc.	18,831	244,803
EMCOR Group, Inc. (a)	9,750	468,878
Fluor Corp.	22,139	1,940,705
Foster Wheeler Ltd. (a)	18,729	828,758
Granite Construction, Inc.	11,068	457,440
Infrasource Services, Inc. (a)(d)	15,523	285,623
Insituform Technologies, Inc. Class A (a)	4,200	107,520
Jacobs Engineering Group, Inc. (a)	12,966	1,011,737
Perini Corp. (a)	11,677	286,787
Quanta Services, Inc. (a)(d)	37,457	623,659
Shaw Group, Inc. (a)	18,562	494,492
URS Corp. (a)	13,405	568,238
Washington Group International, Inc.	12,394	667,913
Williams Scotsman International, Inc.	17,052	443,352
		8,429,905
Electrical Equipment - 0.6%
A.O. Smith Corp.	4,181	183,755
Active Power, Inc. (a)(d)	8,800	38,808
Acuity Brands, Inc.	13,712	547,109
American Power Conversion Corp.	44,345	872,710
American Superconductor Corp. (a)(d)	3,000	28,110

	Shares	Value
AMETEK, Inc.	23,186	$ 1,057,977
Arotech Corp. (a)(d)	6,700	1,759
AZZ, Inc. (a)	1,200	27,180
Baldor Electric Co.	9,962	296,569
Beacon Power Corp. (a)(d)	362	467
C&D Technologies, Inc. (d)	4,438	29,291
Capstone Turbine Corp. (a)(d)	13,000	39,650
Channell Commercial Corp. (a)	800	2,880
Chase Corp.	500	7,175
Cooper Industries Ltd. Class A	21,347	1,901,164
Distributed Energy Systems Corp. (a)(d)	2,200	11,154
Emerson Electric Co.	108,551	8,957,629
Encore Wire Corp. (a)(d)	6,900	263,511
Energy Conversion Devices, Inc. (a)(d)	9,405	373,849
EnerSys (a)	705	9,905
Espey Manufacturing & Electronics Corp.	1,246	22,179
Evergreen Solar, Inc. (a)(d)	36,700	409,205
Fiberstars, Inc. (a)(d)	3,300	25,014
Franklin Electric Co., Inc.	5,800	303,398
FuelCell Energy, Inc. (a)(d)	16,057	167,956
General Cable Corp. (a)	10,654	343,698
Genlyte Group, Inc. (a)	8,600	600,108
Global Power Equipment Group, Inc. (a)(d)	4,500	15,795
GrafTech International Ltd. (a)	17,313	106,821
Hubbell, Inc. Class B (d)	19,923	1,003,123
II-VI, Inc. (a)	1,868	35,455
Lamson & Sessions Co. (a)(d)	2,300	56,097
LSI Industries, Inc.	2,625	38,588
M-Wave, Inc. (a)	1,400	1,064
MagneTek, Inc. (a)	3,000	8,070
Medis Technologies Ltd. (a)(d)	3,701	89,712
Merrimac Industries, Inc. (a)	500	4,700
Microvision, Inc. (a)(d)	3,976	8,310
Millennium Cell, Inc. (a)(d)	300	474
Misonix, Inc. (a)	3,000	16,050
Nortech Systems, Inc. (a)	1,634	12,958
Peco II, Inc. (a)	1,400	2,590
Plug Power, Inc. (a)(d)	21,490	109,814
Powell Industries, Inc. (a)	3,100	69,905
Power-One, Inc. (a)	19,279	118,373
Regal-Beloit Corp.	15,704	752,693
Rockwell Automation, Inc.	39,586	2,702,932
Roper Industries, Inc.	22,637	1,060,317
SL Industries, Inc. (a)	2,100	32,781
Superior Essex, Inc. (a)	18,863	640,210
Tech/Ops Sevcon, Inc.	2,100	12,600
Thomas & Betts Corp. (a)	16,821	967,208
Ultralife Batteries, Inc. (a)(d)	600	6,114
UQM Technologies, Inc. (a)(d)	3,800	19,380
Valence Technology, Inc. (a)(d)	10,109	19,510
Valpey Fisher Corp. (a)	2,100	8,043
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Vicor Corp.	4,243	$ 75,525
Woodward Governor Co.	6,300	199,458
		24,716,880
Industrial Conglomerates - 3.4%
3M Co.	184,192	15,409,503
Carlisle Companies, Inc.	8,650	702,380
General Electric Co.	2,824,258	96,759,079
McDermott International, Inc. (a)	15,504	1,017,217
Raven Industries, Inc.	4,704	148,505
Standex International Corp.	5,500	161,425
Teleflex, Inc.	9,203	564,512
Textron, Inc.	28,910	2,628,786
Tredegar Corp.	4,428	62,745
Tyco International Ltd.	537,898	14,582,415
Walter Industries, Inc. (d)	10,538	612,890
		132,649,457
Machinery - 1.9%
3D Systems Corp. (a)(d)	2,100	41,580
A.S.V., Inc. (a)(d)	6,657	136,136
Actuant Corp. Class A (d)	5,852	345,444
AGCO Corp. (a)(d)	26,081	637,941
Alamo Group, Inc.	200	4,348
Albany International Corp. Class A	14,822	592,287
American Science & Engineering, Inc. (a)(d)	3,900	224,133
Astec Industries, Inc. (a)(d)	5,700	196,878
Axsys Technologies, Inc. (a)	1,200	19,836
Badger Meter, Inc.	3,128	172,666
Barnes Group, Inc.	12,807	528,801
Briggs & Stratton Corp.	11,149	361,228
Bucyrus International, Inc. Class A	10,466	534,185
Cascade Corp.	5,079	190,970
Catalytica Energy Systems, Inc. (a)	7,900	11,850
Caterpillar, Inc.	174,970	12,764,062
Circor International, Inc.	727	21,279
CLARCOR, Inc.	12,266	385,766
Columbus McKinnon Corp. (NY Shares) (a)	6,731	177,025
Commercial Vehicle Group, Inc. (a)	16,593	340,820
Crane Co.	14,233	571,882
Cummins, Inc. (d)	9,098	1,002,691
Danaher Corp.	69,247	4,439,425
Deere & Co.	58,030	4,967,368
Donaldson Co., Inc.	24,841	824,970
Dover Corp.	51,817	2,530,742
Eaton Corp.	38,880	2,859,235
EnPro Industries, Inc. (a)(d)	4,331	150,546
ESCO Technologies, Inc. (a)(d)	12,466	639,506
Federal Signal Corp.	12,853	196,394
Flanders Corp. (a)	8,338	84,631

	Shares	Value
Flow International Corp. (a)(d)	23,536	$ 315,382
Flowserve Corp. (a)	14,100	749,838
FreightCar America, Inc. (d)	6,000	362,160
Gardner Denver, Inc. (a)(d)	9,605	724,793
Gehl Co. (a)	9,126	242,204
Gorman-Rupp Co.	250	5,805
Graco, Inc.	20,129	925,330
Greenbrier Companies, Inc.	3,743	129,695
Harsco Corp.	11,128	901,591
Hirsch International Corp. Class A (a)	900	1,125
IDEX Corp.	11,184	540,746
Illinois Tool Works, Inc.	130,140	6,461,451
Ingersoll-Rand Co. Ltd. Class A	78,773	3,435,291
ITT Industries, Inc.	46,002	2,399,004
JLG Industries, Inc.	30,670	667,073
Joy Global, Inc.	30,796	1,654,977
Kadant, Inc. (a)	3,735	87,548
Kaydon Corp.	16,419	685,165
Kennametal, Inc.	8,784	525,283
Lincoln Electric Holdings, Inc.	12,234	672,381
Lindsay Manufacturing Co.	2,086	45,996
Manitowoc Co., Inc.	15,748	724,251
Middleby Corp. (a)	3,744	334,452
Milacron, Inc. (a)(d)	2,759	3,173
Miller Industries, Inc. (a)	360	7,070
Mueller Industries, Inc.	9,020	294,503
Mueller Water Products, Inc. Class A	635	10,973
NACCO Industries, Inc. Class A	2,373	339,054
Navistar International Corp. (a)	14,661	389,689
Nordson Corp.	9,996	466,313
Omega Flex, Inc. (a)(d)	300	5,373
Oshkosh Truck Co.	19,846	1,048,861
PACCAR, Inc.	45,897	3,527,184
Pall Corp.	30,164	907,635
Parker Hannifin Corp.	28,717	2,240,500
Pentair, Inc.	25,292	863,975
RBC Bearings, Inc.	21,266	532,288
Robbins & Myers, Inc. (d)	2,641	61,905
SPX Corp. (d)	21,486	1,130,378
Tecumseh Products Co. Class A (non-vtg.)	3,000	65,130
Tennant Co.	3,161	156,944
Terex Corp. (a)	11,676	1,068,354
Timken Co.	19,136	601,444
Titan International, Inc. (d)	600	11,538
Toro Co.	9,810	473,529
Trinity Industries, Inc.	13,540	844,084
Valmont Industries, Inc.	2,624	125,690
Wabash National Corp.	8,736	146,765
Wabtec Corp.	15,800	552,526
Watts Water Technologies, Inc. Class A	4,176	143,153
Wolverine Tube, Inc. (a)(d)	200	624
		74,564,821
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Marine - 0.0%
Alexander & Baldwin, Inc. (d)	10,085	$ 456,346
American Commercial Lines, Inc.	6,700	367,897
Genco Shipping & Trading Ltd. (d)	633	10,622
Kirby Corp. (a)(d)	7,416	557,164
		1,392,029
Road & Rail - 0.8%
AMERCO (a)	4,600	406,686
Arkansas Best Corp.	4,400	181,324
Burlington Northern Santa Fe Corp.	96,720	7,487,095
Celadon Group, Inc. (a)	2,442	68,303
Con-way, Inc.	15,095	891,964
Covenant Transport, Inc. Class A (a)	2,400	31,440
CSX Corp.	56,524	3,782,586
Dollar Thrifty Automotive Group, Inc. (a)	9,696	440,974
Florida East Coast Industries, Inc. Class A	6,673	369,751
Genesee & Wyoming, Inc. Class A (a)	11,872	356,635
Heartland Express, Inc.	13,373	225,469
J.B. Hunt Transport Services, Inc.	26,580	650,413
Kansas City Southern (a)(d)	28,321	751,356
Knight Transportation, Inc.	13,443	255,955
Laidlaw International, Inc.	25,702	647,690
Landstar System, Inc.	15,257	674,207
Marten Transport Ltd. (a)	4,218	82,546
Norfolk Southern Corp.	105,369	5,559,268
Old Dominion Freight Lines, Inc. (a)	14,189	437,163
Quality Distribution, Inc. (a)	633	8,640
RailAmerica, Inc. (a)	7,500	84,375
Ryder System, Inc.	15,717	849,190
SCS Transportation, Inc. (a)	2,980	72,921
Swift Transportation Co., Inc. (a)	15,314	438,593
U.S. Xpress Enterprises, Inc. Class A (a)	600	13,362
Union Pacific Corp.	70,434	6,536,275
Werner Enterprises, Inc. (d)	16,822	327,524
YRC Worldwide, Inc. (a)	16,125	635,970
		32,267,675
Trading Companies & Distributors - 0.2%
Aceto Corp.	5,013	38,400
Applied Industrial Technologies, Inc.	9,295	358,322
Beacon Roofing Supply, Inc. (a)	6,299	237,472
BlueLinx Corp.	9,000	121,320
Electro Rent Corp. (a)	2,200	36,300
Fastenal Co. (d)	35,750	1,537,250
GATX Corp.	12,724	552,349
H&E Equipment Services, Inc.	5,636	167,671
Huttig Building Products, Inc. (a)	1,077	6,904
Interline Brands, Inc. (a)	18,892	459,831
Lawson Products, Inc.	1,812	66,663
MSC Industrial Direct Co., Inc. Class A	13,695	633,120
NuCo2, Inc. (a)	700	18,718
Rush Enterprises, Inc. Class A (a)	6,900	120,198

	Shares	Value
TAL International Group, Inc.	17,259	$ 400,581
UAP Holding Corp.	13,989	330,140
United Rentals, Inc. (a)(d)	26,738	871,124
W.W. Grainger, Inc.	17,764	1,281,850
Watsco, Inc.	6,040	338,300
WESCO International, Inc. (a)	13,910	914,443
Willis Lease Finance Corp. (a)	1,200	10,320
		8,501,276
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. Trust	6,073	168,829
TOTAL INDUSTRIALS		457,158,237
INFORMATION TECHNOLOGY - 14.8%
Communications Equipment - 2.5%
3Com Corp. (a)(d)	104,920	473,189
ACE*COMM Corp. (a)(d)	3,806	10,078
ADC Telecommunications, Inc. (a)(d)	37,791	677,215
Adtran, Inc.	18,329	462,257
Alliance Fiber Optic Products, Inc. (a)	2,400	3,552
AltiGen Communications, Inc. (a)	3,200	5,280
Anaren, Inc. (a)	1,500	29,490
Andrew Corp. (a)	65,599	663,862
Applied Innovation, Inc. (a)	1,500	5,970
Arris Group, Inc. (a)	22,920	275,498
Avanex Corp. (a)(d)	29,243	50,883
Avaya, Inc. (a)	125,748	1,485,084
Avici Systems, Inc. (a)(d)	2,400	14,616
Avocent Corp. (a)(d)	15,697	356,950
Aware, Inc. (a)	6,698	38,112
Bel Fuse, Inc. Class B (non-vtg.)	6,850	214,953
Belden CDT, Inc.	9,519	302,990
Black Box Corp.	11,682	603,375
Blonder Tongue Laboratories, Inc. (a)	3,900	7,098
Blue Coat Systems, Inc. (a)	2,981	47,338
Bookham, Inc. (a)(d)	49,529	190,687
C-COR, Inc. (a)	10,684	73,292
Carrier Access Corp. (a)	3,100	24,676
CIENA Corp. (a)	151,740	635,791
Cisco Systems, Inc. (a)	1,640,543	32,285,886
Cognitronics Corp. (a)	2,400	6,888
Comarco, Inc. (a)	450	4,572
CommScope, Inc. (a)(d)	12,913	377,447
Communications Systems, Inc.	2,276	24,695
Comtech Telecommunications Corp. (a)(d)	5,041	151,532
Comverse Technology, Inc. (a)	59,280	1,334,986
Corning, Inc. (a)	401,757	9,742,607
Digi International, Inc. (a)	4,395	52,257
Ditech Networks, Inc. (a)	7,074	63,949
Dycom Industries, Inc. (a)	8,823	190,047
EFJ, Inc. (a)	99	675
EMS Technologies, Inc. (a)	1,860	36,698
Entrada Networks, Inc. (a)	150	1
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
eOn Communications Corp. (a)	620	$ 899
Extreme Networks, Inc. (a)	15,200	67,488
Ezenia!, Inc. (a)	200	630
F5 Networks, Inc. (a)	10,775	522,803
Finisar Corp. (a)(d)	44,126	201,656
Foundry Networks, Inc. (a)	49,808	640,531
Glenayre Technologies, Inc. (a)	7,200	20,088
Globecomm Systems, Inc. (a)	3,000	19,860
Harmonic, Inc. (a)	16,262	73,179
Harris Corp.	33,375	1,359,030
Inter-Tel, Inc.	3,400	71,162
InterDigital Communication Corp. (a)(d)	16,998	481,893
ION Networks, Inc. (a)	2,400	408
ISCO International, Inc. (a)(d)	1,800	504
Ixia (a)	15,464	159,434
JDS Uniphase Corp. (a)	459,139	1,391,191
Juniper Networks, Inc. (a)(d)	147,906	2,356,143
KVH Industries, Inc. (a)	1,539	17,498
Lantronix, Inc. (a)	500	1,070
Loral Space & Communications Ltd. (NY Shares) (a)	4,101	33
Loral Space & Communications Ltd. (a)	6,355	177,940
Lucent Technologies, Inc. (a)	1,146,445	2,923,435
MasTec, Inc. (a)	12,936	166,486
Motorola, Inc.	660,375	13,927,309
MRV Communications, Inc. (a)(d)	15,973	47,759
NETGEAR, Inc. (a)	19,025	445,375
Network Engines, Inc. (a)	2,300	4,071
Network Equipment Technologies, Inc. (a)	3,600	10,584
NMS Communications Corp. (a)	2,800	11,256
NumereX Corp. Class A (a)	2,600	18,600
Occam Networks, Inc. (a)	85	1,530
Oplink Communications, Inc. (a)	2,317	43,768
Optelecom Nkf, Inc. (a)	529	8,771
Optical Cable Corp. (a)	656	3,208
Optical Cable Corp. warrants 10/24/07 (a)	762	8
Optical Communication Products, Inc. (a)(d)	5,795	11,880
Packeteer, Inc. (a)	4,410	50,495
Parkervision, Inc. (a)(d)	900	9,180
PC-Tel, Inc. (a)	2,200	21,714
Pegasus Wireless Corp. (a)(d)	17,000	190,910
Performance Technologies, Inc. (a)	2,900	21,025
Plantronics, Inc.	11,092	239,033
Polycom, Inc. (a)(d)	20,267	437,565
Powerwave Technologies, Inc. (a)	33,059	323,648
QUALCOMM, Inc.	436,502	19,734,255
Redback Networks, Inc. (a)(d)	23,235	555,084
SafeNet, Inc. (a)(d)	6,178	102,678
Science Dynamics Corp. (a)	4,100	287
SCM Microsystems, Inc. (a)(d)	600	1,866

	Shares	Value
SeaChange International, Inc. (a)	4,650	$ 29,016
Sirenza Microdevices, Inc. (a)	4,500	51,390
Sonus Networks, Inc. (a)(d)	47,050	219,253
SpectraLink Corp.	3,240	30,067
Stratex Networks, Inc. (a)	7,150	29,887
Stratos International, Inc. (a)	1,058	6,041
Sycamore Networks, Inc. (a)	40,582	179,372
Symmetricom, Inc. (a)	7,753	56,209
Tekelec (a)(d)	14,848	214,257
Tellabs, Inc. (a)	106,667	1,525,338
Telular Corp. (a)(d)	2,100	4,830
Terabeam, Inc. (a)(d)	610	1,421
Tollgrade Communications, Inc. (a)	2,134	20,529
Tut Systems, Inc. (a)(d)	1,301	3,500
UTStarcom, Inc. (a)(d)	23,293	148,609
Veramark Technologies, Inc. (a)	2,300	1,587
ViaSat, Inc. (a)	3,963	101,057
Vyyo, Inc. (a)(d)	1,133	7,546
Wave Wireless Corp. (a)	36	4
Wegener Corp. (a)	3,500	4,550
Westell Technologies, Inc. Class A (a)	4,212	11,204
Wi-Tron, Inc. (a)	3,300	1,254
WJ Communications, Inc. (a)	3,700	7,770
Zhone Technologies, Inc. (a)(d)	28,966	60,829
		100,515,216
Computers & Peripherals - 3.0%
ActivIdentity Corp. (a)	4,448	18,904
Adaptec, Inc. (a)	16,521	73,849
Advanced Digital Information Corp. (a)	13,177	156,411
Apple Computer, Inc. (a)	226,086	13,513,160
Astro-Med, Inc.	3,591	41,620
Avid Technology, Inc. (a)	9,430	371,448
Brocade Communications Systems, Inc. (a)(d)	90,972	555,839
Concurrent Computer Corp. (a)	9,619	26,067
Cray, Inc. (a)(d)	9,398	17,480
Datalink Corp. (a)	2,200	13,860
Dataram Corp.	3,250	17,063
Dell, Inc. (a)	548,625	13,924,103
Diebold, Inc. (d)	17,662	750,812
Dot Hill Systems Corp. (a)	4,870	18,701
Electronics for Imaging, Inc. (a)	12,121	283,995
EMC Corp. (a)	650,127	8,321,626
Emulex Corp. (a)(d)	25,122	445,162
Exabyte Corp. (a)	10	4
FOCUS Enhancements, Inc. (a)	5,500	4,741
Gateway, Inc. (a)(d)	65,168	112,089
Hauppauge Digital, Inc. (a)(d)	500	2,004
Hewlett-Packard Co.	752,638	24,370,418
Hutchinson Technology, Inc. (a)(d)	9,872	229,327
Hypercom Corp. (a)	7,777	84,147
Imation Corp.	8,261	317,883
InFocus Corp. (a)	5,400	25,596
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Innovex, Inc. (a)	1,500	$ 6,525
Intermec, Inc. (a)(d)	14,267	328,712
International Business Machines Corp.	417,960	33,395,004
Interphase Corp. (a)	1,906	11,131
Iomega Corp. (a)	6,880	22,566
Komag, Inc. (a)(d)	9,773	405,873
LaserCard Corp. (a)	1,984	32,835
Lexar Media, Inc. (a)(d)	13,325	125,655
Lexmark International, Inc. Class A (a)	29,864	1,709,714
McDATA Corp. Class A (a)(d)	21,601	81,652
Mobility Electronics, Inc. (a)(d)	5,783	41,348
MTI Technology Corp. (a)(d)	3,200	4,128
NCR Corp. (a)	47,827	1,869,079
Neoware Systems, Inc. (a)(d)	1,939	40,060
Network Appliance, Inc. (a)	97,286	3,113,152
Novatel Wireless, Inc. (a)(d)	5,888	65,592
Overland Storage, Inc. (a)	2,079	16,590
Palm, Inc. (a)(d)	23,516	387,544
Presstek, Inc. (a)(d)	7,102	69,387
QLogic Corp. (a)	42,474	759,435
Quantum Corp. (a)(d)	121,670	354,060
Rackable Systems, Inc.	13,812	523,613
SanDisk Corp. (a)	48,842	2,748,339
SBS Technologies, Inc. (a)	3,482	57,383
Scan-Optics, Inc. (a)	300	0
Seagate Technology (d)	140,497	3,280,605
SimpleTech, Inc. (a)	7,700	30,415
Socket Communications, Inc. (a)	3,300	4,620
Stratasys, Inc. (a)(d)	1,507	45,602
Sun Microsystems, Inc. (a)	926,322	4,316,661
Synaptics, Inc. (a)(d)	4,302	101,871
Video Display Corp. (a)(d)	2,880	25,171
ViewCast.com, Inc. (a)(d)	13,700	2,329
VPGI Corp. (a)	825	50
Western Digital Corp. (a)	62,766	1,277,288
		118,950,298
Electronic Equipment & Instruments - 0.7%
Advanced Photonix, Inc. Class A (a)(d)	5,286	11,206
Aeroflex, Inc. (a)	13,939	163,226
Aetrium, Inc. (a)	2,400	11,520
Agilent Technologies, Inc. (a)	111,258	3,881,792
Agilysys, Inc.	5,700	94,050
Allied Motion Technologies, Inc. (a)	4,100	20,705
American Technical Ceramics Corp. (a)	1,900	25,080
American Technology Corp. (a)	900	2,862
Amphenol Corp. Class A	27,500	1,527,625
Anixter International, Inc.	8,178	398,514
APA Enterprises, Inc. (a)	2,800	3,920
Applied Films Corp. (a)	2,037	57,749
Arrow Electronics, Inc. (a)(d)	29,942	973,115
Avnet, Inc. (a)	38,890	858,691

	Shares	Value
AVX Corp.	10,198	$ 166,941
Axcess, Inc. (a)	1,600	1,552
Bell Industries, Inc. (a)	7,200	18,000
Bell Microproducts, Inc. (a)(d)	3,480	21,019
Benchmark Electronics, Inc. (a)	12,112	293,232
Brightpoint, Inc. (a)	9,374	200,416
Broadcast International, Inc. (a)(d)	270	540
CalAmp Corp. (a)	3,032	29,653
Cash Technologies, Inc. (a)	3,400	2,482
CDW Corp.	16,378	916,022
Checkpoint Systems, Inc. (a)	12,599	284,611
Chyron Corp. (a)(d)	1,500	1,515
Cogent, Inc. (a)(d)	6,390	99,173
Cognex Corp. (d)	10,569	265,388
Coherent, Inc. (a)	13,105	431,548
Conolog Corp. (a)	140	73
CTS Corp.	5,303	72,015
CyberOptics Corp. (a)	850	11,611
Daktronics, Inc.	2,379	113,312
DTS, Inc. (a)	1,697	31,938
Echelon Corp. (a)(d)	4,379	36,871
Electro Scientific Industries, Inc. (a)	3,700	73,593
eMagin Corp. (a)	3,800	1,216
En Pointe Technologies, Inc. (a)	1,400	2,240
Excel Technology, Inc. (a)	1,100	32,802
Fargo Electronics, Inc. (a)	2,211	54,899
FARO Technologies, Inc. (a)(d)	3,698	55,581
FLIR Systems, Inc. (a)	15,678	400,259
Frequency Electronics, Inc.	500	6,160
Gerber Scientific, Inc. (a)	3,800	39,710
Giga-Tronics, Inc. (a)	3,000	5,790
Global Imaging Systems, Inc. (a)	15,053	616,420
GTSI Corp. (a)(d)	1,990	12,358
Identix, Inc. (a)	28,240	166,616
IEC Electronics Corp. (a)	100	65
Ingram Micro, Inc. Class A (a)	51,607	890,737
InPlay Technologies, Inc. (a)	1,500	3,585
Insight Enterprises, Inc. (a)	11,400	206,796
Iteris, Inc. (a)	1,200	2,856
Itron, Inc. (a)	5,247	313,771
Jabil Circuit, Inc.	48,247	1,679,961
Jaco Electronics, Inc. (a)(d)	1,950	6,505
Keithley Instruments, Inc.	1,200	15,300
KEMET Corp. (a)	52,101	498,086
Landauer, Inc.	1,400	65,240
LeCroy Corp. (a)	1,700	23,290
LightPath Technologies, Inc. Class A (a)(d)	437	1,997
Littelfuse, Inc. (a)	15,918	557,608
LoJack Corp. (a)	3,600	63,540
M-Flex Electronix, Inc. (a)(d)	2,257	75,090
Maxwell Technologies, Inc. (a)(d)	1,100	22,000
MDI, Inc. (a)(d)	3,700	3,293
Measurement Specialties, Inc. (a)	3,305	90,326
Mechanical Technology, Inc. (a)(d)	4,800	19,488
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Mercury Computer Systems, Inc. (a)	3,219	$ 52,856
Merix Corp. (a)	1,450	13,949
Mesa Laboratories, Inc.	2,127	31,884
Methode Electronics, Inc. Class A	5,200	49,608
Metrologic Instruments, Inc. (a)	2,058	30,932
Micronetics, Inc. (a)	1,137	15,350
MOCON, Inc.	2,152	19,368
Molex, Inc.	31,455	1,116,653
MSGI Security Solutions, Inc. (a)	22	86
MTS Systems Corp.	3,500	146,125
National Instruments Corp.	12,172	340,938
Newport Corp. (a)	22,666	371,722
NU Horizons Electronics Corp. (a)	3,452	28,686
OSI Systems, Inc. (a)	2,149	42,787
OYO Geospace Corp. (a)	1,300	74,035
Park Electrochemical Corp.	2,880	91,498
Paxar Corp. (a)	6,365	135,384
PC Connection, Inc. (a)(d)	2,250	13,275
Pemstar, Inc. (a)	3,100	8,835
PFSweb, Inc. (a)(d)	9,924	12,107
Photon Dynamics, Inc. (a)	2,232	35,600
Planar Systems, Inc. (a)(d)	2,218	29,677
Plexus Corp. (a)(d)	12,950	509,324
RadiSys Corp. (a)	3,400	70,550
Research Frontiers, Inc. (a)(d)	2,000	10,800
Richardson Electronics Ltd.	2,448	16,818
Rofin-Sinar Technologies, Inc. (a)	8,365	456,394
Rogers Corp. (a)	5,542	315,672
Sanmina-SCI Corp. (a)	196,714	924,556
Satcon Technology Corp. (a)(d)	1,200	2,508
ScanSource, Inc. (a)	1,927	113,462
Scientific Technologies, Inc. (a)	3,100	32,085
Smart Modular Tech WWH, Inc.	8,209	70,515
Solectron Corp. (a)	314,766	1,120,567
Somera Communications, Inc. (a)	280	652
Spectrum Control, Inc. (a)	1,500	12,000
Staktek Holdings, Inc. (a)	558	3,404
StockerYale, Inc. (a)	1,200	1,308
Super Vision International, Inc. Class A (a)(d)	2,100	4,851
Symbol Technologies, Inc.	77,843	923,996
SYNNEX Corp. (a)	5,592	100,320
Tech Data Corp. (a)	12,825	465,548
Technitrol, Inc. (d)	6,089	138,951
Tektronix, Inc.	20,369	634,698
Trimble Navigation Ltd. (a)	16,036	736,694
TTM Technologies, Inc. (a)	7,352	107,413
Universal Display Corp. (a)(d)	2,400	35,088
Viisage Technology, Inc. (a)(d)	1,835	24,589
Vishay Intertechnology, Inc. (a)	48,384	786,240
Woodhead Industries, Inc.	1,600	27,952

	Shares	Value
X-Rite, Inc. (d)	2,700	$ 31,536
Zomax, Inc. (a)	4,900	7,987
Zones, Inc. (a)	4,000	25,320
Zygo Corp. (a)	1,200	18,048
		27,426,346
Internet Software & Services - 1.3%
24/7 Real Media, Inc. (a)	460	3,841
Akamai Technologies, Inc. (a)	42,734	1,337,147
aQuantive, Inc. (a)	22,106	548,008
Ariba, Inc. (a)	15,281	129,736
Art Technology Group, Inc. (a)	12,485	38,579
Autobytel, Inc. (a)(d)	5,594	18,069
Bankrate, Inc. (a)(d)	3,082	140,385
Chordiant Software, Inc. (a)	14,210	45,898
Click Commerce, Inc. (a)(d)	500	9,715
CMGI, Inc. (a)(d)	94,144	124,270
CNET Networks, Inc. (a)(d)	31,488	275,835
Communication Intelligence Corp. (a)(d)	3,800	1,577
Corillian Corp. (a)	2,171	6,296
CyberSource Corp. (a)	2,800	26,656
deltathree, Inc. (a)	500	1,481
Digital Insight Corp. (a)	11,621	375,939
Digital River, Inc. (a)(d)	7,732	339,899
Digitas, Inc. (a)	38,569	501,783
DSL.net, Inc. (a)	1,895	76
EarthLink, Inc. (a)	33,248	276,956
EasyLink Services Corp. Class A (a)	170	114
eBay, Inc. (a)	279,407	9,167,344
eCollege.com (a)(d)	10,535	241,041
eGain Communications Corp. (a)	500	750
Elcom International, Inc. (a)	2,200	275
Entrust, Inc. (a)	7,900	25,280
Equinix, Inc. (a)(d)	5,633	328,291
Google, Inc. Class A (sub. vtg.) (a)	53,373	19,845,149
Greenfield Online, Inc. (a)	3,100	22,785
Homestore, Inc. (a)	35,059	208,952
I-Many, Inc. (a)	5,700	13,281
iBasis, Inc. (a)	800	6,680
InfoSpace, Inc. (a)(d)	4,695	106,436
Innodata Isogen, Inc. (a)	9,200	22,080
Internap Network Services Corp. (a)	83,396	96,739
Internet America, Inc. (a)	4,200	1,302
Internet Capital Group, Inc. (a)(d)	1,307	11,266
Internet Commerce Corp. Class A (a)(d)	600	2,172
Interwoven, Inc. (a)	5,949	54,612
iPass, Inc. (a)	21,857	139,011
IPIX Corp. (a)(d)	295	389
j2 Global Communications, Inc. (a)	10,480	278,349
Jupiter Media Metrix, Inc. (a)	4,711	0
Jupitermedia Corp. (a)(d)	1,200	17,892
Keynote Systems, Inc. (a)	1,600	16,784
LookSmart Ltd. (a)	2,241	9,793
LQ Corp., Inc. (a)	574	941
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Marchex, Inc. Class B (a)(d)	6,203	$ 105,947
MIVA, Inc. (a)	3,079	12,932
NaviSite, Inc. (a)(d)	344	1,342
NetRatings, Inc. (a)	3,275	47,160
NIC, Inc. (a)	4,201	26,970
On2.Com, Inc. (a)(d)	18,981	14,995
Onstream Media Corp. (a)(d)	206	189
Openwave Systems, Inc. (a)(d)	23,640	334,270
Optio Software, Inc. (a)	3,000	4,500
Prescient Applied Intel, Inc. (a)	120	23
RealNetworks, Inc. (a)(d)	41,635	393,867
S1 Corp. (a)	6,982	38,401
Saba Software, Inc. (a)	2,586	16,033
Salon Media Group, Inc. (a)	5,500	1,265
SAVVIS, Inc. (a)	9,243	17,377
Selectica, Inc. (a)	6,434	16,278
SonicWALL, Inc. (a)	13,089	110,340
Stellent, Inc. (d)	4,736	52,712
Supportsoft, Inc. (a)	10,058	39,226
Terremark Worldwide, Inc. (a)(d)	6,610	41,511
The Sedona Corp. (a)	6,100	1,220
TheStreet.com, Inc.	3,600	42,660
Tumbleweed Communications Corp. (a)	1,858	5,128
United Online, Inc.	17,898	213,344
Uphonia, Inc. (a)(d)	150	11
ValueClick, Inc. (a)(d)	21,154	333,387
VeriSign, Inc. (a)	64,420	1,446,229
Vignette Corp. (a)	2,828	38,546
Vitria Technology, Inc. (a)	2,487	6,690
Web.com, Inc. (a)	1,108	6,260
Webb Interactive Services, Inc. (a)(d)	4,300	430
WebEx Communications, Inc. (a)	10,438	342,888
webMethods, Inc. (a)	6,251	56,447
Websense, Inc. (a)	11,294	250,162
WorldGate Communications, Inc. (a)(d)	1,300	2,353
Yahoo!, Inc. (a)	363,588	11,485,745
Zix Corp. (a)(d)	10,905	12,105
		50,338,797
IT Services - 1.4%
Accenture Ltd. Class A	146,977	4,137,403
Acxiom Corp. (d)	16,559	390,461
Affiliated Computer Services, Inc. Class A (a)	28,919	1,443,636
Affinity Technology Group, Inc. (a)	10,600	2,968
Alliance Data Systems Corp. (a)(d)	18,169	964,229
Answerthink, Inc. (a)	2,704	12,709
Anteon International Corp. (a)	7,822	430,366
Applied Digital Solutions, Inc. (a)(d)	2,397	5,106
Automatic Data Processing, Inc.	151,085	6,869,835
BearingPoint, Inc. (a)(d)	73,551	590,615
CACI International, Inc. Class A (a)	7,313	445,508

	Shares	Value
Carreker Corp. (a)	4,530	$ 25,006
Ceridian Corp. (a)	43,227	1,051,713
CheckFree Corp. (a)(d)	25,740	1,285,198
Ciber, Inc. (a)	7,491	47,568
Cognizant Technology Solutions Corp. Class A (a)	35,201	2,076,859
Computer Horizons Corp. (a)	5,300	26,341
Computer Sciences Corp. (a)	47,462	2,669,738
Convergys Corp. (a)	36,648	683,119
Covansys Corp. (a)	1,255	17,269
CSG Systems International, Inc. (a)	11,319	263,506
CSP, Inc. (a)	3,600	25,380
Direct Insite Corp. (a)	40	22
DST Systems, Inc. (a)(d)	15,589	916,633
Edgewater Technology, Inc. (a)	2,800	18,984
eFunds Corp. (a)	11,708	264,367
Electronic Data Systems Corp.	138,661	3,399,968
eLoyalty Corp. (a)	3,847	51,057
ePresence, Inc. (a)	600	0
Euronet Worldwide, Inc. (a)(d)	11,531	403,931
Fidelity National Information Services, Inc.	22,144	813,571
First Data Corp.	202,333	9,329,575
Fiserv, Inc. (a)	48,691	2,101,017
Forrester Research, Inc. (a)	3,800	97,318
Gartner, Inc. Class A (a)	22,106	345,959
Gevity HR, Inc.	4,273	115,926
Global Payments, Inc. (d)	17,916	834,527
Hewitt Associates, Inc. Class A (a)	20,395	543,119
iGate Corp. (a)	4,382	26,336
Infocrossing, Inc. (a)(d)	12,655	138,699
Inforte Corp. (a)	640	3,206
infoUSA, Inc.	5,193	53,955
Iron Mountain, Inc. (a)(d)	29,507	1,089,989
Kanbay International, Inc. (a)(d)	4,600	63,618
Keane, Inc. (a)	8,692	120,471
Lightbridge, Inc. (a)	4,152	48,578
Lionbridge Technologies, Inc. (a)	18,336	121,018
ManTech International Corp. Class A (a)	7,337	248,357
Mastercard, Inc. Class A	2,417	108,620
Maximus, Inc.	3,215	102,205
MoneyGram International, Inc.	22,826	798,453
MPS Group, Inc. (a)	25,800	388,032
New Century Equity Holdings Corp. (a)	1,200	296
Paychex, Inc.	88,447	3,246,889
Perot Systems Corp. Class A (a)	22,474	315,535
RightNow Technologies, Inc. (a)	665	10,846
Sabre Holdings Corp. Class A	33,386	714,460
Safeguard Scientifics, Inc. (a)	11,755	27,624
Sapient Corp. (a)(d)	32,671	174,790
SI International, Inc. (a)	2,269	71,905
SM&A (a)	3,853	22,424
SRA International, Inc. Class A (a)	7,184	226,009
StarTek, Inc.	1,900	28,652
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Storage Engine, Inc. (a)	434	$ 1
Sykes Enterprises, Inc. (a)	6,100	105,164
Syntel, Inc.	5,600	128,800
TALX Corp.	5,341	142,071
Technology Solutions Co. (a)	455	4,636
The BISYS Group, Inc. (a)	43,331	639,132
The Management Network Group, Inc. (a)(d)	1,200	2,820
theglobe.com, Inc. (a)	6,400	1,088
Tier Technologies, Inc. Class B (a)	3,200	20,864
TNS, Inc. (a)	17,749	365,629
Total System Services, Inc.	6,668	120,491
TSR, Inc.	100	500
Tyler Technologies, Inc. (a)	6,359	67,596
Unisys Corp. (a)	110,447	726,741
VeriFone Holdings, Inc. (a)	7,435	235,243
Wright Express Corp. (a)(d)	19,580	576,435
		53,988,685
Office Electronics - 0.1%
Xerox Corp. (a)	264,529	3,631,983
Zebra Technologies Corp. Class A (a)	18,923	668,171
		4,300,154
Semiconductors & Semiconductor Equipment - 2.8%
8X8, Inc. (a)(d)	1,000	1,280
Actel Corp. (a)	3,829	53,147
ADE Corp. (a)(d)	800	25,768
Advanced Analogic Technologies, Inc. (d)	24,261	279,729
Advanced Energy Industries, Inc. (a)	4,100	57,810
Advanced Micro Devices, Inc. (a)	117,820	3,639,460
AEHR Test Systems (a)	3,046	19,554
Agere Systems, Inc. (a)	56,319	839,716
Alliance Semiconductor Corp. (a)	2,900	8,004
Altera Corp. (a)	100,125	1,958,445
AMIS Holdings, Inc. (a)	8,318	81,600
Amkor Technology, Inc. (a)(d)	28,226	268,429
Amtech Systems, Inc. (a)	3,500	24,591
ANADIGICS, Inc. (a)	5,094	43,503
Analog Devices, Inc.	99,063	3,341,395
Applied Materials, Inc.	431,302	7,293,317
Applied Micro Circuits Corp. (a)	59,603	175,233
Asyst Technologies, Inc. (a)	5,531	38,053
Atheros Communications, Inc. (a)(d)	17,385	384,035
Atmel Corp. (a)(d)	108,362	520,138
ATMI, Inc. (a)	17,522	459,076
Axcelis Technologies, Inc. (a)	22,378	142,548
AXT, Inc. (a)	5,100	17,646
Broadcom Corp. Class A (a)	111,966	3,785,570
Brooks Automation, Inc. (a)(d)	13,356	161,340
Cabot Microelectronics Corp. (a)(d)	6,707	192,893
California Micro Devices Corp. (a)	1,400	8,316

	Shares	Value
Centillium Communications, Inc. (a)	3,503	$ 11,105
Ceva, Inc. (a)	3,103	19,052
Cirrus Logic, Inc. (a)	12,367	101,162
Cohu, Inc.	3,575	61,955
Conexant Systems, Inc. (a)(d)	132,344	387,768
Credence Systems Corp. (a)	30,931	141,045
Cree, Inc. (a)(d)	22,409	574,791
Cymer, Inc. (a)	10,446	484,590
Cypress Semiconductor Corp. (a)(d)	38,400	582,912
Diodes, Inc. (a)	4,338	154,476
DSP Group, Inc. (a)	4,100	107,789
Electroglas, Inc. (a)	4,674	16,266
EMCORE Corp. (a)(d)	2,848	27,141
Entegris, Inc. (a)	42,538	411,768
ESS Technology, Inc. (a)	6,403	16,520
Exar Corp. (a)	5,900	77,880
Fairchild Semiconductor International, Inc. (a)(d)	27,314	477,176
FEI Co. (a)(d)	4,100	95,940
FormFactor, Inc. (a)	11,205	434,082
Freescale Semiconductor, Inc. Class B (a)	106,586	3,326,549
FSI International, Inc. (a)	4,200	20,328
Genesis Microchip, Inc. (a)(d)	7,558	92,434
Hi/fn, Inc. (a)	1,922	10,302
Ibis Technology Corp. (a)	2,229	5,247
Integrated Device Technology, Inc. (a)(d)	56,302	807,371
Integrated Silicon Solution, Inc. (a)	4,221	23,806
Intel Corp.	1,570,150	28,294,103
International Rectifier Corp. (a)	21,044	937,510
Intersil Corp. Class A	43,619	1,169,425
Intest Corp. (a)	2,530	10,955
Intevac, Inc. (a)	13,133	281,572
IXYS Corp. (a)	3,700	37,000
JMAR Technologies, Inc. (a)(d)	2,900	1,273
KLA-Tencor Corp.	50,699	2,080,687
Kopin Corp. (a)	9,400	41,924
Kulicke & Soffa Industries, Inc. (a)	7,962	64,253
Lam Research Corp. (a)(d)	36,324	1,626,952
Lattice Semiconductor Corp. (a)	21,552	129,959
Leadis Technology, Inc. (a)	7,132	36,658
Linear Technology Corp.	79,674	2,688,998
LSI Logic Corp. (a)	116,329	1,131,881
LTX Corp. (a)	8,192	60,785
Marvell Technology Group Ltd. (a)	61,117	2,913,447
Mattson Technology, Inc. (a)	7,388	66,196
Maxim Integrated Products, Inc.	85,355	2,622,959
MEMC Electronic Materials, Inc. (a)	39,747	1,391,940
Micrel, Inc. (a)	13,153	148,103
Micro Component Technology, Inc. (a)	4,500	2,295
Micro Linear Corp. (a)	100	280
Microchip Technology, Inc. (d)	51,241	1,757,566
Micron Technology, Inc. (a)	169,559	2,807,897
Microsemi Corp. (a)	14,903	357,374
Mindspeed Technologies, Inc. (a)(d)	25,211	72,356
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
MIPS Technologies, Inc. (a)	6,500	$ 37,505
MKS Instruments, Inc. (a)	12,987	283,506
Monolithic System Technology, Inc. (a)	4,277	34,772
Nanometrics, Inc. (a)	800	9,032
National Semiconductor Corp.	87,302	2,241,915
NeoMagic Corp. (a)(d)	200	826
Netlogic Microsystems, Inc. (a)(d)	6,131	200,238
Novellus Systems, Inc. (a)	37,451	867,365
NVIDIA Corp. (a)	84,822	1,949,210
Omnivision Technologies, Inc. (a)(d)	14,495	424,704
ON Semiconductor Corp. (a)(d)	49,216	297,265
PDF Solutions, Inc. (a)	4,200	55,818
Pericom Semiconductor Corp. (a)	4,500	39,150
Photronics, Inc. (a)	13,350	225,215
Pixelworks, Inc. (a)	5,600	15,736
PLX Technology, Inc. (a)	3,886	46,399
PMC-Sierra, Inc. (a)	77,970	751,631
Power Integrations, Inc. (a)	8,058	141,982
QuickLogic Corp. (a)	4,793	26,841
Rambus, Inc. (a)(d)	24,774	601,017
Ramtron International Corp. (a)	4,700	9,306
RF Micro Devices, Inc. (a)	60,013	435,094
Rudolph Technologies, Inc. (a)	3,620	60,020
Semitool, Inc. (a)	4,700	42,582
Semtech Corp. (a)	16,534	276,779
Sigma Designs, Inc. (a)	2,609	36,265
SigmaTel, Inc. (a)(d)	3,990	21,865
Silicon Image, Inc. (a)(d)	18,184	173,112
Silicon Laboratories, Inc. (a)(d)	13,398	522,656
Silicon Storage Technology, Inc. (a)	18,672	69,460
SiRF Technology Holdings, Inc. (a)(d)	15,696	460,050
Skyworks Solutions, Inc. (a)	63,683	360,446
Spansion, Inc.	11,200	201,936
SRS Labs, Inc. (a)	2,700	15,768
Standard Microsystems Corp. (a)	2,900	66,091
Supertex, Inc. (a)(d)	2,131	86,433
Tegal Corp. (a)(d)	6,100	3,001
Teradyne, Inc. (a)	45,468	707,937
Tessera Technologies, Inc. (a)	18,572	524,473
Texas Instruments, Inc.	428,292	13,375,559
Therma-Wave, Inc. (a)(d)	5,400	7,236
Transmeta Corp. (a)(d)	19,000	27,740
Transwitch Corp. (a)(d)	14,454	27,029
Trident Microsystems, Inc. (a)(d)	11,138	245,927
Trio-Tech International	3,600	22,608
TriQuint Semiconductor, Inc. (a)	99,016	510,923
Tvia, Inc. (a)(d)	6,300	23,373
Ultratech, Inc. (a)	3,672	65,692
Varian Semiconductor Equipment Associates, Inc. (a)(d)	15,523	480,437
Veeco Instruments, Inc. (a)	4,200	101,514

	Shares	Value
Virage Logic Corp. (a)	3,148	$ 30,536
Vitesse Semiconductor Corp. (a)(d)	39,408	66,205
Volterra Semiconductor Corp. (a)	5,049	77,048
White Electronic Designs Corp. (a)	3,182	16,260
Xilinx, Inc.	93,389	2,428,114
Zoran Corp. (a)	8,297	205,351
		113,059,352
Software - 3.0%
Activision, Inc. (a)(d)	66,268	866,123
Actuate Corp. (a)	4,899	19,743
Adept Technology, Inc. (a)	680	9,200
Adobe Systems, Inc. (a)	158,356	4,533,732
Advent Software, Inc. (a)	4,100	134,521
Agile Software Corp. (a)	5,154	33,965
Altiris, Inc. (a)	3,734	65,158
American Software, Inc. Class A	3,700	25,826
Analytical Surveys, Inc. (a)	20	23
Ansoft Corp. (a)	1,000	19,580
Ansys, Inc. (a)	9,615	484,981
Applix, Inc. (a)	2,600	19,994
ARI Network Services, Inc. (a)	2,800	6,384
Aspen Technology, Inc. (a)(d)	4,900	57,330
Atari, Inc. (a)(d)	28,859	18,470
Authentidate Holding Corp. (a)	1,900	5,111
Autodesk, Inc. (a)	60,902	2,216,224
BEA Systems, Inc. (a)(d)	118,897	1,612,243
Bitstream, Inc. Class A (a)	5,067	32,479
Blackbaud, Inc.	611	11,737
Blackboard, Inc. (a)	17,085	452,411
BMC Software, Inc. (a)	54,927	1,106,779
Borland Software Corp. (a)	21,785	115,243
Bottomline Technologies, Inc. (a)	1,400	14,084
BSQUARE Corp. (a)	300	699
CA, Inc.	130,201	2,829,268
Cadence Design Systems, Inc. (a)(d)	75,723	1,366,043
CAM Commerce Solutions, Inc.	2,300	53,245
Captaris, Inc. (a)	7,200	33,408
Catapult Communications Corp. (a)	1,500	18,450
Citrix Systems, Inc. (a)	45,575	1,712,709
Compuware Corp. (a)	87,555	644,405
Concur Technologies, Inc. (a)(d)	3,000	45,210
Convera Corp. Class A (a)(d)	2,323	14,798
Datawatch Corp. (a)	2,268	7,983
Digimarc Corp. (a)	1,449	8,651
DocuCorp International, Inc. (a)	2,820	22,419
Dynamics Research Corp. (a)	2,379	33,925
Electronic Arts, Inc. (a)	83,178	3,499,298
Embarcadero Technologies, Inc. (a)	2,400	13,392
eMerge Interactive, Inc. Class A (a)(d)	3,830	843
Epicor Software Corp. (a)	8,396	90,593
EPIQ Systems, Inc. (a)(d)	3,148	50,431
ePlus, Inc. (a)	1,200	16,200
eSpeed, Inc. Class A (a)	4,755	36,851
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
FactSet Research Systems, Inc.	10,891	$ 489,115
Fair, Isaac & Co., Inc.	15,339	545,608
FalconStor Software, Inc. (a)(d)	3,300	21,021
FileNET Corp. (a)(d)	13,069	340,447
Forgent Networks, Inc. (a)	7,880	11,505
GraphOn Corp. (a)	4,200	924
GSE Systems, Inc. (a)	452	1,989
Hyperion Solutions Corp. (a)	14,217	408,170
Informatica Corp. (a)	43,164	606,886
Interactive Intelligence, Inc. (a)	2,100	21,252
Intergraph Corp. (a)	6,049	215,042
Internet Security Systems, Inc. (a)	12,578	257,597
InterVideo, Inc. (a)	1,781	18,184
Intervoice, Inc. (a)	11,355	74,716
Intrusion, Inc. (a)(d)	900	576
Intuit, Inc. (a)	42,884	2,371,056
Jack Henry & Associates, Inc. (d)	16,855	316,200
JDA Software Group, Inc. (a)	3,900	54,288
Kronos, Inc. (a)	6,812	272,480
Lawson Software, Inc. (a)(d)	29,938	202,082
Macrovision Corp. (a)	9,518	214,536
Magma Design Automation, Inc. (a)	4,600	32,154
Manhattan Associates, Inc. (a)	7,847	157,882
Manugistics Group, Inc. (a)	10,635	26,481
MapInfo Corp. (a)	3,502	47,697
McAfee, Inc. (a)	42,785	1,011,865
Mentor Graphics Corp. (a)(d)	20,882	262,487
MetaSolv, Inc. (a)	1,300	3,978
MICROS Systems, Inc. (a)	8,198	337,348
Microsoft Corp.	2,453,714	55,576,622
MicroStrategy, Inc. Class A (a)	4,097	386,675
Midway Games, Inc. (a)(d)	7,292	52,138
Mobius Management Systems, Inc. (a)	5,733	33,825
Moldflow Corp. (a)	2,648	34,398
MRO Software, Inc. (a)	3,700	77,626
Napster, Inc. (a)	3,394	10,895
NAVTEQ Corp. (a)	24,970	1,042,498
Netguru, Inc.	1,800	378
NetIQ Corp. (a)	9,253	112,609
NetManage, Inc. (a)	1,157	5,912
NetScout Systems, Inc. (a)(d)	7,668	61,114
NetSol Technologies, Inc. (a)(d)	20	38
Novell, Inc. (a)	108,449	838,311
Nuance Communications, Inc. (a)(d)	51,111	445,688
ONYX Software Corp. (a)	875	3,710
Open Solutions, Inc. (a)(d)	7,534	209,069
Opnet Technologies, Inc. (a)	4,559	51,653
Opsware, Inc. (a)	24,964	195,218
Oracle Corp. (a)	1,082,931	15,399,279
Parametric Technology Corp. (a)	25,967	346,400
Peerless Systems Corp. (a)	200	1,260

	Shares	Value
Pegasystems, Inc. (a)	3,570	$ 24,776
Pervasive Software, Inc. (a)	4,094	16,990
Phoenix Technologies Ltd. (a)	3,000	17,400
Plato Learning, Inc. (a)	2,149	14,570
Programmer's Paradise, Inc.	1,200	17,028
Progress Software Corp. (a)(d)	11,733	273,144
QAD, Inc.	4,079	28,716
Quality Systems, Inc. (d)	3,612	119,991
Quest Software, Inc. (a)	14,533	201,718
Quovadx, Inc. (a)	7,549	19,476
Radiant Systems, Inc. (a)	2,700	29,133
Red Hat, Inc. (a)(d)	44,483	1,166,344
Renaissance Learning, Inc. (d)	4,400	64,020
Reynolds & Reynolds Co. Class A	14,364	402,336
RSA Security, Inc. (a)	15,723	236,317
SAFLINK Corp. (a)(d)	1,740	870
Salesforce.com, Inc. (a)(d)	19,599	578,366
SCO Group, Inc. (a)(d)	3,132	14,376
Secure Computing Corp. (a)	4,719	41,905
Smith Micro Software, Inc. (a)	3,687	50,143
Sonic Foundry, Inc. (a)(d)	1,800	4,014
Sonic Solutions, Inc. (a)	2,792	42,606
SPSS, Inc. (a)	1,760	65,120
SSA Global Technologies, Inc.	1,264	24,206
StorageNetworks, Inc. (a)	13,600	0
SumTotal Systems, Inc. (a)	682	3,874
Sybase, Inc. (a)	27,978	569,912
Symantec Corp. (a)	299,779	4,676,552
Synopsys, Inc. (a)	50,879	1,039,458
Synplicity, Inc. (a)	300	1,929
Take-Two Interactive Software, Inc. (a)(d)	15,130	246,468
TenFold Corp. (a)	2,690	942
THQ, Inc. (a)(d)	22,524	525,485
TIBCO Software, Inc. (a)	56,020	429,673
Transaction Systems Architects, Inc. Class A (a)	12,094	472,392
Ulticom, Inc. (a)	4,033	36,620
Ultimate Software Group, Inc. (a)(d)	5,525	125,362
VA Software Corp. (a)(d)	11,502	48,768
Verint Systems, Inc. (a)	2,382	77,320
Versant Corp. (a)	320	2,214
Vertical Communications, Inc. (a)	533	389
VerticalNet, Inc. (a)(d)	530	133
Viewpoint Corp. (a)(d)	3,600	5,976
Voxware, Inc. (a)	63	341
WatchGuard Technologies, Inc. (a)	2,887	13,800
Wave Systems Corp. Class A (a)(d)	2,100	1,617
Wind River Systems, Inc. (a)	29,444	278,246
Witness Systems, Inc. (a)	17,812	367,640
		117,947,720
TOTAL INFORMATION TECHNOLOGY		586,526,568
Common Stocks - continued
	Shares	Value
MATERIALS - 3.3%
Chemicals - 1.6%
A. Schulman, Inc.	14,000	$ 338,100
Air Products & Chemicals, Inc.	52,628	3,412,926
Airgas, Inc.	17,437	667,663
Albemarle Corp.	11,290	541,920
American Pacific Corp. (a)	800	6,720
American Vanguard Corp. (d)	8,048	152,349
Arch Chemicals, Inc.	9,424	327,484
Ashland, Inc.	15,845	990,313
Atlantis Plastics, Inc. Class A (a)(d)	600	5,964
Bairnco Corp.	800	8,256
Balchem Corp.	1,125	23,288
Cabot Corp.	12,694	420,552
Calgon Carbon Corp. (d)	3,000	20,460
Celanese Corp. Class A	14,324	282,326
CF Industries Holdings, Inc.	9,000	153,720
CFC International, Inc. (a)	600	6,510
Chemtura Corp.	64,725	636,247
Cytec Industries, Inc.	10,591	609,830
Dow Chemical Co.	256,293	10,218,402
E.I. du Pont de Nemours & Co.	253,204	10,768,766
Eastman Chemical Co.	20,991	1,183,473
Ecolab, Inc.	47,122	1,824,093
Eden Bioscience Corp. (a)(d)	2,790	5,720
Engelhard Corp.	31,055	1,208,971
Ferro Corp. (d)	15,338	269,949
FMC Corp.	11,409	736,679
Georgia Gulf Corp. (d)	6,865	221,259
H.B. Fuller Co.	10,000	482,500
Hawkins, Inc.	5,191	71,376
Hercules, Inc. (a)	33,384	516,450
Huntsman Corp. (a)	21,516	403,425
International Flavors & Fragrances, Inc.	24,386	867,898
Kronos Worldwide, Inc.	87	2,549
LESCO, Inc. (a)	2,923	45,716
Lubrizol Corp.	18,388	743,243
Lyondell Chemical Co. (d)	59,199	1,432,616
MacDermid, Inc.	4,758	148,069
Material Sciences Corp. (a)	1,300	14,417
Minerals Technologies, Inc. (d)	7,252	423,082
Monsanto Co.	70,211	5,908,958
Mosaic Co. (a)(d)	35,452	551,633
Nalco Holding Co. (a)	18,050	310,641
Nanophase Technologies Corp. (a)(d)	3,697	21,443
NewMarket Corp.	7,190	347,996
NL Industries, Inc.	5,326	63,433
Olin Corp.	17,725	313,910
OM Group, Inc. (a)	4,792	151,811
OMNOVA Solutions, Inc. (a)	3,100	18,848
Penford Corp.	600	8,262
Pioneer Companies, Inc. (a)	5,000	138,850

	Shares	Value
PolyOne Corp. (a)(d)	28,630	$ 270,554
PPG Industries, Inc.	44,342	2,852,964
Praxair, Inc.	83,499	4,400,397
Quaker Chemical Corp.	700	11,984
Rockwood Holdings, Inc.	16,428	388,358
Rohm & Haas Co.	35,602	1,794,697
RPM International, Inc.	37,124	691,620
Sensient Technologies Corp.	11,073	223,453
Sigma Aldrich Corp.	15,056	1,045,188
Spartech Corp.	11,611	266,589
Stepan Co.	700	21,490
Summa Industries, Inc.	500	4,755
Symyx Technologies, Inc. (a)	16,179	431,979
Terra Industries, Inc. (a)(d)	17,967	134,213
The Scotts Miracle-Gro Co. Class A (d)	10,366	452,580
Tronox, Inc.:
Class A	5,666	73,545
Class B	5,012	64,805
Valspar Corp.	24,084	662,792
W.R. Grace & Co. (a)(d)	13,050	185,310
Wellman, Inc.	2,274	9,937
Westlake Chemical Corp.	8,707	271,833
Zoltek Companies, Inc. (a)(d)	800	22,440
		62,310,549
Construction Materials - 0.1%
Eagle Materials, Inc.	12,162	592,654
Florida Rock Industries, Inc.	11,835	622,521
Headwaters, Inc. (a)(d)	11,029	302,746
Martin Marietta Materials, Inc.	11,253	1,029,762
Texas Industries, Inc.	8,449	413,748
U.S. Concrete, Inc. (a)	25,553	316,346
Vulcan Materials Co.	20,880	1,629,684
		4,907,461
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)	600	19,863
Aptargroup, Inc.	6,929	364,465
Ball Corp.	28,145	1,053,186
Bemis Co., Inc.	22,378	680,291
Caraustar Industries, Inc. (a)(d)	5,232	46,094
Chesapeake Corp.	3,900	53,352
Crown Holdings, Inc. (a)	41,929	676,315
Graphic Packaging Corp. (a)(d)	18,587	72,118
Greif Brothers Corp. Class A	5,918	375,201
MOD-PAC Corp. (sub. vtg.) (a)	1,150	12,294
Myers Industries, Inc.	12,494	198,655
Owens-Illinois, Inc. (a)	38,680	657,560
Packaging Corp. of America	18,361	391,089
Packaging Dynamics Corp.	320	4,470
Pactiv Corp. (a)	37,368	921,869
Rock-Tenn Co. Class A (d)	16,000	247,520
Sealed Air Corp.	21,854	1,127,011
Silgan Holdings, Inc.	6,400	239,296
Smurfit-Stone Container Corp. (a)(d)	71,704	858,297
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Sonoco Products Co.	25,717	$ 814,715
Temple-Inland, Inc.	27,968	1,202,904
		10,016,565
Metals & Mining - 1.0%
A.M. Castle & Co. (d)	8,160	226,032
AK Steel Holding Corp. (a)	22,608	304,078
Alcoa, Inc.	230,479	7,310,794
Aleris International, Inc. (a)(d)	9,302	402,125
Allegheny Technologies, Inc.	21,929	1,395,342
Amcol International Corp.	3,826	103,417
Brush Engineered Materials, Inc. (a)	4,706	97,273
Carpenter Technology Corp.	6,154	688,017
Century Aluminum Co. (a)(d)	6,300	262,395
Chaparral Steel Co. (a)	6,449	396,162
Cleveland-Cliffs, Inc. (d)	5,855	431,045
Coeur d'Alene Mines Corp. (a)(d)	76,637	366,325
Commercial Metals Co.	29,724	731,508
Compass Minerals International, Inc.	11,094	282,675
Freeport-McMoRan Copper & Gold, Inc. Class B	46,469	2,601,799
Gibraltar Industries, Inc.	11,584	322,614
Glamis Gold Ltd. (a)	43,346	1,682,671
Hecla Mining Co. (a)(d)	17,839	97,401
Meridian Gold, Inc. (a)	28,658	887,390
Metal Management, Inc.	10,000	313,900
Newmont Mining Corp.	107,768	5,620,101
NN, Inc.	100	1,302
Nucor Corp.	36,889	3,883,305
Oregon Steel Mills, Inc. (a)	10,953	514,024
Phelps Dodge Corp.	53,107	4,550,739
Quanex Corp.	10,989	432,087
Reliance Steel & Aluminum Co. (d)	8,264	666,161
Royal Gold, Inc. (d)	6,723	190,126
RTI International Metals, Inc. (a)	7,667	460,403
Ryerson Tull, Inc. (d)	15,693	409,587
Schnitzer Steel Industries, Inc. Class A	6,426	230,308
Southern Copper Corp. (d)	9,997	851,245
Steel Dynamics, Inc. (d)	12,874	747,851
Steel Technologies, Inc.	2,600	48,776
Stillwater Mining Co. (a)	16,535	227,026
Synalloy Corp. (a)	700	9,107
Titanium Metals Corp. (a)(d)	16,400	593,516
United States Steel Corp.	29,427	1,953,364
Universal Stainless & Alloy Products, Inc. (a)	2,700	71,820
Wheeling Pittsburgh Corp. (a)(d)	2,314	47,275
Worthington Industries, Inc.	23,237	395,726
		40,806,812
Paper & Forest Products - 0.3%
Bowater, Inc.	18,048	417,631
Buckeye Technologies, Inc. (a)	6,535	51,038

	Shares	Value
Deltic Timber Corp.	2,383	$ 136,784
International Paper Co.	128,357	4,361,571
Louisiana-Pacific Corp.	27,227	660,527
MeadWestvaco Corp.	46,565	1,275,881
Neenah Paper, Inc.	7,897	242,280
P.H. Glatfelter Co.	13,530	236,504
Pope & Talbot, Inc. (d)	1,500	9,330
Schweitzer-Mauduit International, Inc.	5,576	141,463
Wausau-Mosinee Paper Corp.	9,800	131,026
Weyerhaeuser Co.	56,712	3,627,300
		11,291,335
TOTAL MATERIALS		129,332,722
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.0%
Alaska Communication Systems Group, Inc.	4,500	55,890
Allegiance Telecom, Inc. (a)	7,100	33
AT&T, Inc.	1,055,725	27,512,194
BellSouth Corp.	490,435	16,561,990
Broadwing Corp. (a)(d)	10,240	116,736
C2 Global Technologies, Inc. (a)(d)	450	216
CenturyTel, Inc.	36,406	1,301,515
Cincinnati Bell, Inc. (a)	61,223	238,157
Citizens Communications Co.	106,441	1,349,672
Cogent Communications Group, Inc. (a)(d)	2	18
Commonwealth Telephone Enterprises, Inc.	3,600	118,980
Consolidated Communications Holdings, Inc.	1,584	25,946
Covad Communications Group, Inc. (a)(d)	33,939	70,593
CT Communications, Inc.	1,738	28,225
D&E Communications, Inc.	2,800	32,620
Embarq Corp. (a)	39,114	1,629,880
FairPoint Communications, Inc.	3,643	49,108
Fonix Corp. (a)	465	4
General Communications, Inc. Class A (a)	6,544	85,596
Global Crossing Ltd. (a)(d)	4,203	85,531
HickoryTech Corp.	540	4,201
Hungarian Telephone & Cable Corp. (a)(d)	4,123	65,350
IDT Corp. Class B (a)	11,458	158,579
Iowa Telecommunication Services, Inc.	11,175	201,150
Level 3 Communications, Inc. (a)(d)	189,691	942,764
Moscow CableCom Corp. (a)(d)	1,700	16,864
NeuStar, Inc. Class A (d)	17,950	577,452
North Pittsburgh Systems, Inc.	2,140	53,928
Pac-West Telecomm, Inc. (a)(d)	1,090	937
PanAmSat Holding Corp.	29,418	741,334
Premiere Global Services, Inc. (a)	19,031	142,733
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Primus Telecommunications Group, Inc. (a)(d)	17,273	$ 12,955
Qwest Communications International, Inc. (a)	425,310	2,981,423
Shenandoah Telecommunications Co.	1,800	80,064
SureWest Communications	1,661	32,157
Talk America Holdings, Inc. (a)	4,710	36,738
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)(d)	22,714	345,934
U.S. LEC Corp. Class A (a)(d)	2,800	9,464
Valor Communications Group, Inc. (d)	5,662	69,756
Verizon Communications, Inc.	782,160	24,411,214
Vonage Holdings Corp. (d)	5,692	68,418
WQN, Inc. (a)	310	313
XETA Technologies, Inc. (a)	2,000	4,700
		80,221,332
Wireless Telecommunication Services - 0.9%
@Road, Inc. (a)	6,908	38,201
ALLTEL Corp.	102,394	6,333,069
American Tower Corp. Class A (a)	110,717	3,428,905
Centennial Communications Corp. Class A	19,693	115,007
Crown Castle International Corp. (a)(d)	59,613	1,893,905
Dobson Communications Corp. Class A (a)(d)	64,495	554,012
First Ave Networks, Inc. (a)(d)	23,002	317,198
GoAmerica, Inc. (a)(d)	30	90
InPhonic, Inc. (a)(d)	655	4,716
IPCS, Inc. (a)(d)	2,800	136,584
LCC International, Inc. (a)	2,300	8,648
Leap Wireless International, Inc. (a)	8,500	372,555
Metro One Telecommunications, Inc. (a)	5,800	3,016
Nextel Partners, Inc. Class A (a)	39,106	1,110,610
NII Holdings, Inc. (a)(d)	35,346	1,924,943
Price Communications Corp. (a)	15,956	260,561
Rural Cellular Corp. Class A (a)	4,700	62,792
SBA Communications Corp. Class A (a)	22,266	509,669
Sprint Nextel Corp.	782,297	16,592,519
SunCom Wireless Holdings, Inc. Class A (a)	6,400	10,176
Syniverse Holdings, Inc. (a)	3,780	61,614
Telephone & Data Systems, Inc.	31,174	1,215,163
U.S. Cellular Corp. (a)(d)	3,371	202,260
Ubiquitel, Inc. (a)	16,900	175,929
USA Mobility, Inc.	16,194	328,576
Wireless Facilities, Inc. (a)(d)	7,785	28,960
		35,689,678
TOTAL TELECOMMUNICATION SERVICES		115,911,010

	Shares	Value
UTILITIES - 3.4%
Electric Utilities - 1.4%
Allegheny Energy, Inc. (a)	40,523	$ 1,477,874
Allete, Inc.	4,890	222,397
American Electric Power Co., Inc.	104,013	3,564,526
Central Vermont Public Service Corp.	2,400	43,080
Cleco Corp.	31,034	689,265
DPL, Inc. (d)	31,522	844,790
Duquesne Light Holdings, Inc.	18,842	305,806
Edison International	75,641	2,968,153
El Paso Electric Co. (a)	8,800	169,664
Empire District Electric Co.	5,700	124,260
Entergy Corp.	55,342	3,880,028
Exelon Corp.	176,065	9,967,040
FirstEnergy Corp.	86,323	4,525,052
FPL Group, Inc.	94,155	3,750,194
Great Plains Energy, Inc.	22,053	614,617
Green Mountain Power Corp.	2,020	57,873
Hawaiian Electric Industries, Inc. (d)	25,869	695,100
IDACORP, Inc.	11,816	394,773
MGE Energy, Inc.	3,300	102,102
Northeast Utilities	52,899	1,070,147
Otter Tail Corp.	8,116	211,746
Pepco Holdings, Inc.	56,656	1,300,822
Pinnacle West Capital Corp.	30,562	1,203,837
Portland General Electric Co.	6,400	178,560
PPL Corp.	102,688	3,057,022
Progress Energy, Inc.	64,926	2,729,489
Reliant Energy, Inc. (a)	91,324	1,063,925
Sierra Pacific Resources (a)	56,368	780,697
Southern Co.	195,167	6,239,489
UIL Holdings Corp.	2,900	160,167
Unisource Energy Corp. (d)	5,073	153,712
Unitil Corp.	1,979	49,277
Westar Energy, Inc.	19,419	413,819
		53,009,303
Gas Utilities - 0.3%
AGL Resources, Inc.	20,744	758,608
Atmos Energy Corp.	30,864	828,390
Cascade Natural Gas Corp.	2,816	59,136
Chesapeake Utilities Corp.	3,158	91,582
Delta Natural Gas Co., Inc.	1,500	36,957
Energen Corp.	14,052	476,082
EnergySouth, Inc.	1,948	62,102
Equitable Resources, Inc.	29,614	996,511
Laclede Group, Inc.	3,369	113,367
National Fuel Gas Co.	21,656	775,285
New Jersey Resources Corp.	8,309	373,240
Nicor, Inc.	12,777	523,601
Northwest Natural Gas Co.	10,825	377,576
ONEOK, Inc.	22,539	757,085
Peoples Energy Corp. (d)	9,697	363,831
Piedmont Natural Gas Co., Inc. (d)	17,138	416,625
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - continued
Questar Corp.	21,943	$ 1,616,980
South Jersey Industries, Inc.	11,890	319,365
Southern Union Co.	37,279	915,199
Southwest Gas Corp.	22,490	654,684
UGI Corp.	29,247	680,285
WGL Holdings, Inc. (d)	14,007	403,402
		11,599,893
Independent Power Producers & Energy Traders - 0.4%
AES Corp. (a)	168,475	3,099,940
Black Hills Corp.	11,850	400,886
Constellation Energy Group, Inc.	44,627	2,307,216
Dynegy, Inc. Class A (a)	71,925	379,764
Mirant Corp. (a)	91,922	2,287,019
NRG Energy, Inc. (a)(d)	26,402	1,313,500
Ormat Technologies, Inc.	697	25,977
TXU Corp.	119,948	6,873,020
		16,687,322
Multi-Utilities - 1.3%
Alliant Energy Corp. (d)	38,358	1,319,515
Ameren Corp.	52,743	2,610,251
Aquila, Inc. (a)	88,492	381,401
Avista Corp.	15,952	354,932
CenterPoint Energy, Inc.	66,409	796,244
CH Energy Group, Inc.	6,461	297,529
CMS Energy Corp. (a)(d)	54,290	697,084
Consolidated Edison, Inc.	59,921	2,642,516
Dominion Resources, Inc.	91,482	6,639,764
DTE Energy Co.	42,022	1,698,529
Duke Energy Corp.	312,970	8,832,013
Energy East Corp.	40,856	974,007
KeySpan Corp.	36,159	1,447,445
MDU Resources Group, Inc.	26,413	937,133
NiSource, Inc.	72,464	1,577,541
NorthWestern Energy Corp.	15,586	542,393
NSTAR	25,581	707,570
OGE Energy Corp.	35,333	1,099,916
PG&E Corp.	92,506	3,670,638
PNM Resources, Inc.	19,036	481,040
Public Service Enterprise Group, Inc.	63,958	4,076,043
Puget Energy, Inc.	30,052	636,802
SCANA Corp.	27,877	1,062,671
Sempra Energy	54,069	2,431,483
TECO Energy, Inc.	64,530	969,241
Vectren Corp.	20,232	536,755
Wisconsin Energy Corp.	30,030	1,197,296
WPS Resources Corp.	11,330	553,131
Xcel Energy, Inc.	102,825	1,930,025
		51,100,908

	Shares	Value
Water Utilities - 0.0%
American States Water Co.	3,400	$ 125,460
Aqua America, Inc. (d)	33,897	795,224
Artesian Resources Corp. Class A	2,095	63,269
California Water Service Group	3,300	123,849
Middlesex Water Co. (d)	2,742	49,685
SJW Corp.	6,600	149,292
Southwest Water Co. (d)	6,303	81,624
		1,388,403
TOTAL UTILITIES		133,785,829
TOTAL COMMON STOCKS (Cost $3,379,468,999)		3,903,841,182
Nonconvertible Bonds - 0.0%
	Principal Amount
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Del Global Technologies Corp. 6% 3/28/07	$ 1,239	620
TOTAL NONCONVERTIBLE BONDS (Cost $1,080)		620
U.S. Treasury Obligations - 0.2%

U.S. Treasury Bills, yield at date of purchase 4.6% 6/22/06 (e) (Cost $6,980,536)	7,000,000	6,981,226
Money Market Funds - 6.1%
	Shares
Fidelity Cash Central Fund, 5.03% (b)	34,118,096	34,118,096
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	209,514,310	209,514,310
TOTAL MONEY MARKET FUNDS (Cost $243,632,406)		243,632,406
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $3,630,083,021)	4,154,455,434
NET OTHER ASSETS - (4.7)%	(185,415,244)
NET ASSETS - 100%	$ 3,969,040,190
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
84 Russell 1000 Mini Index Contracts	June 2006	$ 6,066,480	$ (16,558)
69 S&P 500 E-Mini Index Contracts	June 2006	4,388,745	(63,731)
116 S&P 500 Index Contracts	June 2006	36,890,900	(255,185)
40 S&P MidCap 400 E-Mini Index Contracts	June 2006	3,066,800	(3,732)
TOTAL EQUITY INDEX CONTRACTS		$ 50,412,925	$ (339,206)

The face value of futures purchased as a percentage of net assets - 1.3%
Swap Agreements
	Expiration Date	Notional Amount	Value
Equity Total Return Swaps
Receive monthly a return equal to Plains All American Pipeline LP and pay monthly a floating rate based on 1-month LIBOR plus 40 basis points with Goldman Sachs	Sept. 2006	$ 453,700	$ 30,264
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,981,226.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 979,362
Fidelity Securities Lending Cash Central Fund	441,749
Total	$ 1,421,111
Income Tax Information

At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $3,672,733,314. Net unrealized appreciation aggregated $481,722,120, of which $886,884,443 related to appreciated investment securities and $405,162,323 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Swaps are marked-to-market daily based on dealer-supplied valuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® U.S. Bond Index

May 31, 2006

1.816026.101

UBI-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 21.5%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.3%
Automobiles - 0.4%
Ford Motor Co.:
6.625% 10/1/28	$ 2,235	$ 1,520
7.45% 7/16/31	19,370	14,043
General Motors Corp. 8.375% 7/15/33 (c)	13,485	10,215
		25,778
Household Durables - 0.1%
Fortune Brands, Inc. 5.875% 1/15/36	7,628	6,876
Media - 1.4%
AOL Time Warner, Inc.:
6.875% 5/1/12	2,470	2,558
7.625% 4/15/31	3,250	3,459
Comcast Corp.:
4.95% 6/15/16	7,210	6,467
5.5% 3/15/11	2,000	1,968
6.45% 3/15/37	8,625	8,068
Cox Communications, Inc.:
4.625% 1/15/10	6,310	6,030
4.625% 6/1/13	3,705	3,343
Liberty Media Corp. 8.25% 2/1/30	6,620	6,385
News America Holdings, Inc. 7.75% 12/1/45	3,160	3,328
News America, Inc.:
6.2% 12/15/34	6,115	5,528
6.4% 12/15/35 (d)	4,000	3,691
Time Warner Entertainment Co. LP 8.375% 7/15/33	10,000	11,272
Time Warner, Inc.:
6.625% 5/15/29	3,050	2,916
9.125% 1/15/13	3,187	3,659
Viacom, Inc. 5.75% 4/30/11 (d)	12,690	12,541
		81,213
Multiline Retail - 0.4%
The May Department Stores Co.:
4.8% 7/15/09	11,182	10,888
6.7% 7/15/34	9,295	9,155
		20,043
TOTAL CONSUMER DISCRETIONARY		133,910
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - 0.7%
Beverages - 0.5%
Coors Brewing Co. 6.375% 5/15/12	$ 4,510	$ 4,603
FBG Finance Ltd. 5.125% 6/15/15 (d)	13,465	12,418
Molson Coors Capital Finance ULC 4.85% 9/22/10	11,660	11,260
		28,281
Food Products - 0.1%
H.J. Heinz Co. 6.428% 12/1/08 (d)(h)	6,550	6,699
Personal Products - 0.0%
Avon Products, Inc. 5.125% 1/15/11	1,715	1,675
Tobacco - 0.1%
Altria Group, Inc. 7% 11/4/13	1,520	1,605
Philip Morris Companies, Inc. 7.65% 7/1/08	4,600	4,774
		6,379
TOTAL CONSUMER STAPLES		43,034
ENERGY - 2.1%
Energy Equipment & Services - 0.4%
Diamond Offshore Drilling, Inc. 4.875% 7/1/15	5,785	5,334
Noble Drilling Corp. 5.875% 6/1/13	9,600	9,565
Petronas Capital Ltd. 7% 5/22/12 (d)	7,900	8,343
		23,242
Oil, Gas & Consumable Fuels - 1.7%
Amerada Hess Corp.:
6.65% 8/15/11	2,060	2,133
7.125% 3/15/33	1,435	1,503
Canadian Oil Sands Ltd. 4.8% 8/10/09 (d)	7,350	7,132
Duke Capital LLC:
4.37% 3/1/09	3,980	3,841
6.25% 2/15/13	1,630	1,649
6.75% 2/15/32	13,235	13,482
Empresa Nacional de Petroleo 6.75% 11/15/12 (d)	4,920	5,095
Kinder Morgan Energy Partners LP:
5.125% 11/15/14	2,200	1,996
5.8% 3/15/35	4,260	3,621
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	15,900	14,955
Nexen, Inc. 5.875% 3/10/35	9,180	8,207
Pemex Project Funding Master Trust:
5.75% 12/15/15 (d)	1,630	1,504
6.125% 8/15/08	7,500	7,500
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pemex Project Funding Master Trust: - continued
6.625% 6/15/35 (d)	$ 8,555	$ 7,764
7.375% 12/15/14	3,370	3,481
7.875% 2/1/09 (h)	5,370	5,579
Talisman Energy, Inc. 5.125% 5/15/15	7,950	7,466
		96,908
TOTAL ENERGY		120,150
FINANCIALS - 9.1%
Capital Markets - 1.6%
Bank of New York Co., Inc. 3.4% 3/15/13 (h)	10,000	9,619
Goldman Sachs Group, Inc.:
5.25% 10/15/13	12,685	12,191
6.45% 5/1/36	12,000	11,599
JPMorgan Chase Capital XV 5.875% 3/15/35	15,000	13,409
Lazard Group LLC 7.125% 5/15/15	9,680	9,927
Legg Mason, Inc. 6.75% 7/2/08	3,085	3,155
Lehman Brothers Holdings E-Capital Trust I 5.9538% 8/19/65 (d)(h)	3,710	3,722
Merrill Lynch & Co., Inc. 4.25% 2/8/10	12,475	11,906
Morgan Stanley 6.6% 4/1/12	10,000	10,414
NationsBank Corp. 6.375% 2/15/08	4,750	4,816
		90,758
Commercial Banks - 0.8%
Corporacion Andina de Fomento 5.2% 5/21/13	3,655	3,493
FleetBoston Financial Corp. 3.85% 2/15/08	7,300	7,112
HSBC Holdings PLC 6.5% 5/2/36	5,740	5,687
Korea Development Bank 3.875% 3/2/09	2,775	2,649
PNC Funding Corp. 7.5% 11/1/09	7,000	7,406
SouthTrust Corp. 5.8% 6/15/14	4,410	4,340
UnionBanCal Corp. 5.25% 12/16/13	5,420	5,182
Wachovia Bank NA 4.875% 2/1/15	4,260	3,951
Woori Bank 6.125% 5/3/16 (d)(h)	5,110	5,066
		44,886
Consumer Finance - 0.7%
Capital One Bank 6.5% 6/13/13	7,500	7,708
Household Finance Corp. 4.125% 11/16/09	11,770	11,218
Household International, Inc. 5.836% 2/15/08	9,175	9,221
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
MBNA America Bank NA 7.125% 11/15/12	$ 3,975	$ 4,265
MBNA Corp. 7.5% 3/15/12	5,960	6,465
		38,877
Diversified Financial Services - 1.3%
CC Funding Trust I 6.9% 2/16/07	8,510	8,577
Citigroup, Inc. 5.125% 2/14/11	7,323	7,183
HSBC Finance Capital Trust IX 5.911% 11/30/35 (h)	10,000	9,632
International Lease Finance Corp. 4.375% 11/1/09	7,500	7,152
JPMorgan Chase & Co.:
4.891% 9/1/15 (h)	3,450	3,329
5.6% 6/1/11	13,475	13,475
5.75% 1/2/13	4,500	4,469
Prime Property Funding, Inc. 5.125% 6/1/15 (d)	7,655	7,025
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	6,825	6,475
ZFS Finance USA Trust II 6.45% 12/15/65 (d)(h)	11,600	10,733
		78,050
Insurance - 1.4%
Aegon NV 4.75% 6/1/13	9,375	8,750
Axis Capital Holdings Ltd. 5.75% 12/1/14	3,945	3,763
Lincoln National Corp. 7% 5/17/66 (h)	12,050	12,003
Marsh & McLennan Companies, Inc. 5.75% 9/15/15	11,155	10,660
MetLife, Inc. 6.125% 12/1/11	10,000	10,214
Principal Life Global Funding I 6.25% 2/15/12 (d)	2,600	2,661
Prudential Financial, Inc. 4.104% 11/15/06	5,310	5,282
QBE Insurance Group Ltd. 5.647% 7/1/23 (d)(h)	10,021	9,507
Symetra Financial Corp. 6.125% 4/1/16 (d)	5,200	5,052
The St. Paul Travelers Companies, Inc. 5.5% 12/1/15	14,120	13,541
Willis Group North America, Inc. 5.625% 7/15/15	2,450	2,319
		83,752
Real Estate Investment Trusts - 2.2%
Archstone Smith Operating Trust 5.25% 5/1/15	11,720	11,055
Arden Realty LP:
5.2% 9/1/11	4,080	4,011
7% 11/15/07	5,105	5,221
AvalonBay Communities, Inc. 5% 8/1/07	4,620	4,567
Boston Properties, Inc. 6.25% 1/15/13	4,395	4,446
Brandywine Operating Partnership LP:
4.5% 11/1/09	4,465	4,265
5.75% 4/1/12	4,020	3,950
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Camden Property Trust:
5% 6/15/15	$ 11,400	$ 10,494
5.875% 11/30/12	5,960	5,900
CarrAmerica Realty Corp.:
3.625% 4/1/09	6,020	5,706
5.25% 11/30/07	8,635	8,594
5.5% 12/15/10	8,210	8,146
Colonial Properties Trust 4.75% 2/1/10	14,075	13,515
Developers Diversified Realty Corp.:
4.625% 8/1/10	8,755	8,356
5.25% 4/15/11	3,175	3,084
5.375% 10/15/12	2,840	2,736
HRPT Properties Trust 5.75% 11/1/15	1,470	1,413
Liberty Property LP 5.125% 3/2/15	3,055	2,825
Simon Property Group LP:
5.1% 6/15/15	7,290	6,788
5.625% 8/15/14	9,475	9,202
United Dominion Realty Trust 5.25% 1/15/15	980	913
		125,187
Real Estate Management & Development - 0.7%
EOP Operating LP:
4.65% 10/1/10	11,500	11,005
4.75% 3/15/14	2,465	2,251
6.75% 2/15/12	4,500	4,660
7% 7/15/11	5,000	5,241
Post Apartment Homes LP 6.3% 6/1/13	5,790	5,851
Regency Centers LP:
4.95% 4/15/14	5,000	4,623
5.25% 8/1/15	6,230	5,835
		39,466
Thrifts & Mortgage Finance - 0.4%
Independence Community Bank Corp. 3.75% 4/1/14 (h)	8,480	8,022
Residential Capital Corp. 6.875% 6/30/15	8,560	8,534
Washington Mutual, Inc. 4.625% 4/1/14	10,000	8,998
		25,554
TOTAL FINANCIALS		526,530
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.4%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (d)	$ 8,070	$ 7,749
Bombardier, Inc.:
6.3% 5/1/14 (d)	7,655	6,832
7.45% 5/1/34 (d)	1,860	1,604
Northrop Grumman Corp. 4.079% 11/16/06	6,000	5,964
		22,149
Airlines - 0.9%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	715	724
6.978% 10/1/12	1,267	1,293
7.024% 4/15/11	4,945	5,081
7.858% 4/1/13	7,750	8,202
Continental Airlines, Inc. pass thru trust certificates:
6.648% 3/15/19	10,307	10,275
6.9% 7/2/19	3,277	3,294
7.056% 3/15/11	2,385	2,442
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	9,120	9,143
U.S. Airways pass thru trust certificates 6.85% 7/30/19	3,814	3,862
United Airlines pass thru Certificates:
6.071% 9/1/14	761	755
6.201% 3/1/10	566	567
6.602% 9/1/13	4,931	4,956
		50,594
Industrial Conglomerates - 0.1%
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (d)	7,755	7,882
TOTAL INDUSTRIALS		80,625
INFORMATION TECHNOLOGY - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	10,010	9,806
6.375% 8/3/15	7,595	7,379
		17,185
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - 0.5%
Metals & Mining - 0.4%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	$ 3,200	$ 3,281
Newmont Mining Corp. 5.875% 4/1/35	15,000	13,436
Teck Cominco Ltd. 5.375% 10/1/15	4,800	4,501
		21,218
Paper & Forest Products - 0.1%
International Paper Co.:
4.25% 1/15/09	4,625	4,449
5.85% 10/30/12	5,000	4,921
		9,370
TOTAL MATERIALS		30,588
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.1%
Ameritech Capital Funding Corp. 6.25% 5/18/09	3,985	4,021
AT&T Broadband Corp. 8.375% 3/15/13	4,529	5,049
AT&T, Inc. 6.8% 5/15/36	17,750	17,657
British Telecommunications PLC 8.875% 12/15/30	9,025	11,105
Deutsche Telekom International Finance BV 5.25% 7/22/13	5,630	5,317
Embarq Corp.:
7.082% 6/1/16	5,735	5,785
7.995% 6/1/36	9,018	9,063
SBC Communications, Inc.:
6.15% 9/15/34	7,545	6,948
6.45% 6/15/34	9,520	9,070
Sprint Capital Corp.:
6.875% 11/15/28	9,400	9,479
8.375% 3/15/12	2,270	2,531
Telecom Italia Capital:
4.95% 9/30/14	1,930	1,750
5.25% 11/15/13	12,200	11,396
Verizon Global Funding Corp.:
5.85% 9/15/35	3,190	2,756
7.75% 12/1/30	14,735	15,766
Verizon New York, Inc. 6.875% 4/1/12	2,146	2,190
		119,883
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.3%
America Movil SA de CV:
4.125% 3/1/09	$ 3,455	$ 3,299
6.375% 3/1/35	11,715	10,391
AT&T Wireless Services, Inc. 7.875% 3/1/11	2,555	2,770
		16,460
TOTAL TELECOMMUNICATION SERVICES		136,343
UTILITIES - 2.7%
Electric Utilities - 1.6%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	14,390	14,041
Exelon Corp. 4.9% 6/15/15	11,750	10,740
Exelon Generation Co. LLC 5.35% 1/15/14	10,000	9,569
FirstEnergy Corp. 6.45% 11/15/11	3,535	3,611
Monongahela Power Co. 5% 10/1/06	4,845	4,834
PPL Energy Supply LLC:
5.7% 10/15/35	9,105	8,682
6.2% 5/15/16	5,945	5,929
Progress Energy, Inc.:
5.625% 1/15/16	5,000	4,789
7.1% 3/1/11	15,880	16,668
Tampa Electric Co. 6.55% 5/15/36	5,500	5,517
TXU Energy Co. LLC 7% 3/15/13	10,135	10,472
		94,852
Independent Power Producers & Energy Traders - 0.3%
Constellation Energy Group, Inc. 7% 4/1/12	14,540	15,257
Multi-Utilities - 0.8%
Dominion Resources, Inc.:
4.75% 12/15/10	8,145	7,799
5.95% 6/15/35	10,135	9,143
6.25% 6/30/12	5,795	5,860
MidAmerican Energy Holdings, Inc.:
5.875% 10/1/12	8,975	8,960
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
MidAmerican Energy Holdings, Inc.: - continued
6.125% 4/1/36 (d)	$ 8,785	$ 8,285
Sempra Energy 7.95% 3/1/10	3,335	3,575
		43,622
TOTAL UTILITIES		153,731
TOTAL NONCONVERTIBLE BONDS (Cost $1,290,552)		1,242,096
U.S. Government and Government Agency Obligations - 33.8%

U.S. Government Agency Obligations - 7.6%
Fannie Mae:
3.25% 1/15/08	69,435	67,221
3.25% 8/15/08	48,570	46,497
3.25% 2/15/09	146,470	138,895
3.375% 12/15/08	16,550	15,791
4.625% 5/1/13	48,000	45,241
5.25% 8/1/12	27,000	26,495
5.5% 3/15/11	15,260	15,323
6.25% 2/1/11	3,770	3,876
Freddie Mac:
4% 6/12/13	20,038	18,357
4.25% 7/15/09	8,000	7,754
5.75% 1/15/12 (g)	25,000	25,418
5.875% 3/21/11	11,960	12,110
Tennessee Valley Authority 5.375% 4/1/56	5,395	5,105
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	7,500	7,507
5.96% 8/1/09	3,600	3,611
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		439,201
U.S. Treasury Inflation Protected Obligations - 4.0%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	26,362	25,013
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - continued
U.S. Treasury Inflation-Indexed Notes: - continued
2% 1/15/14 (g)	$ 198,608	$ 192,990
2.375% 4/15/11	9,760	9,784
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		227,787
U.S. Treasury Obligations - 22.2%
U.S. Treasury Bonds:
6.25% 5/15/30 (c)	88,973	100,192
8% 11/15/21	44,717	57,084
U.S. Treasury Notes:
3.125% 4/15/09	207,300	196,895
3.375% 10/15/09	265,570	252,146
4.25% 8/15/13 (c)	366,885	348,358
4.375% 12/15/10	12,605	12,269
4.75% 5/15/14 (c)	105,350	102,901
6.5% 2/15/10	200,000	209,836
TOTAL U.S. TREASURY OBLIGATIONS		1,279,681
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,005,649)		1,946,669
U.S. Government Agency - Mortgage Securities - 31.0%

Fannie Mae - 27.5%
3.733% 1/1/35 (h)	1,137	1,115
3.749% 12/1/34 (h)	859	843
3.752% 10/1/33 (h)	778	757
3.775% 12/1/34 (h)	166	163
3.791% 6/1/34 (h)	3,533	3,406
3.824% 6/1/33 (h)	567	556
3.827% 1/1/35 (h)	704	692
3.847% 1/1/35 (h)	2,165	2,125
3.869% 1/1/35 (h)	1,311	1,288
3.901% 10/1/34 (h)	875	861
3.917% 12/1/34 (h)	697	685
3.949% 1/1/35 (h)	918	903
3.955% 5/1/33 (h)	256	251
3.97% 12/1/34 (h)	707	696
3.978% 12/1/34 (h)	936	921
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.983% 12/1/34 (h)	$ 4,773	$ 4,697
3.995% 1/1/35 (h)	589	579
4% 8/1/18 to 5/1/19	39,329	36,498
4.001% 12/1/34 (h)	464	457
4.003% 5/1/34 (h)	249	249
4.003% 2/1/35 (h)	647	636
4.039% 10/1/18 (h)	684	670
4.04% 12/1/34 (h)	1,275	1,256
4.041% 2/1/35 (h)	587	577
4.049% 1/1/35 (h)	331	326
4.051% 1/1/35 (h)	577	568
4.065% 4/1/33 (h)	255	251
4.072% 1/1/35 (h)	1,245	1,225
4.082% 2/1/35 (h)	1,179	1,161
4.088% 2/1/35 (h)	463	455
4.092% 2/1/35 (h)	447	440
4.106% 1/1/35 (h)	1,315	1,295
4.108% 2/1/35 (h)	2,247	2,215
4.113% 11/1/34 (h)	1,042	1,027
4.115% 2/1/35 (h)	1,518	1,495
4.118% 1/1/35 (h)	1,258	1,239
4.123% 1/1/35 (h)	2,310	2,275
4.144% 1/1/35 (h)	1,970	1,952
4.153% 2/1/35 (h)	1,224	1,206
4.171% 1/1/35 (h)	2,353	2,322
4.172% 1/1/35 (h)	1,135	1,118
4.175% 1/1/35 (h)	1,603	1,553
4.181% 11/1/34 (h)	315	311
4.188% 10/1/34 (h)	1,960	1,941
4.205% 1/1/35 (h)	693	683
4.222% 3/1/34 (h)	648	633
4.25% 2/1/35 (h)	822	797
4.268% 2/1/35 (h)	445	439
4.276% 3/1/35 (h)	740	730
4.278% 8/1/33 (h)	1,524	1,502
4.287% 7/1/34 (h)	571	568
4.287% 12/1/34 (h)	456	450
4.299% 5/1/35 (h)	1,007	995
4.316% 3/1/33 (h)	390	379
4.356% 4/1/35 (h)	505	498
4.357% 1/1/35 (h)	819	796
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.362% 2/1/34 (h)	$ 1,767	$ 1,733
4.389% 1/1/35 (h)	922	911
4.397% 2/1/35 (h)	1,200	1,166
4.397% 5/1/35 (h)	2,324	2,292
4.433% 10/1/34 (h)	3,642	3,621
4.434% 4/1/34 (h)	1,211	1,194
4.44% 3/1/35 (h)	1,073	1,045
4.466% 8/1/34 (h)	2,318	2,275
4.474% 5/1/35 (h)	764	754
4.488% 1/1/35 (h)	1,122	1,111
4.493% 3/1/35 (h)	2,542	2,477
4.497% 8/1/34 (h)	4,850	4,849
4.5% 6/1/18 to 4/1/35	247,990	230,508
4.5% 6/1/21 (e)(f)	64,370	60,898
4.5% 6/1/21 (e)	63,883	60,437
4.516% 3/1/35 (h)	2,351	2,293
4.524% 2/1/35 (h)	12,244	12,041
4.536% 2/1/35 (h)	784	776
4.54% 2/1/35 (h)	4,838	4,790
4.545% 7/1/35 (h)	2,936	2,900
4.547% 2/1/35 (h)	520	515
4.58% 2/1/35 (h)	2,244	2,195
4.587% 2/1/35 (h)	7,459	7,287
4.615% 11/1/34 (h)	2,448	2,397
4.669% 11/1/34 (h)	2,634	2,584
4.678% 3/1/35 (h)	6,064	6,013
4.7% 3/1/35 (h)	1,302	1,275
4.725% 7/1/34 (h)	2,194	2,158
4.727% 1/1/35 (h)	3,580	3,554
4.731% 10/1/34 (h)	2,919	2,869
4.782% 12/1/34 (h)	2,149	2,110
4.794% 12/1/32 (h)	1,067	1,063
4.798% 12/1/34 (h)	820	807
4.837% 11/1/34 (h)	2,340	2,303
4.873% 10/1/34 (h)	8,834	8,704
5% 1/1/17 to 8/1/35	225,375	213,764
5% 6/1/21 (e)	21,813	21,058
5% 6/1/21 (e)	90,000	86,882
5% 6/1/36 (e)	3,356	3,146
5% 6/1/36 (e)	91,518	85,784
5.079% 9/1/34 (h)	7,328	7,248
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.103% 5/1/35 (h)	$ 5,221	$ 5,201
5.175% 5/1/35 (h)	2,900	2,871
5.199% 6/1/35 (h)	3,720	3,711
5.218% 5/1/35 (h)	8,260	8,183
5.5% 1/1/09 to 10/1/35	299,752	290,563
5.5% 6/1/36 (e)	124,849	120,166
6% 8/1/13 to 3/1/33	81,237	80,905
6% 6/1/36 (e)	44,003	43,445
6.5% 4/1/13 to 3/1/35	62,690	63,530
6.5% 6/1/36 (e)	57	58
7% 3/1/15 to 2/1/29	1,847	1,899
7.5% 1/1/08 to 2/1/32	6,615	6,867
8% 11/1/08 to 8/1/29	114	121
8.5% 6/1/17 to 8/1/23	188	199
9.5% 12/1/09 to 9/1/21	256	271
10.75% 9/1/10 to 5/1/14	38	41
11.25% 5/1/14	3	3
11.5% 8/1/14	10	10
13.5% 11/1/14	10	12
TOTAL FANNIE MAE		1,583,569
Freddie Mac - 3.0%
4% 5/1/19 to 5/1/20	17,566	16,249
4.049% 12/1/34 (h)	837	821
4.105% 12/1/34 (h)	1,174	1,152
4.141% 1/1/35 (h)	1,095	1,075
4.269% 3/1/35 (h)	1,072	1,054
4.29% 5/1/35 (h)	1,905	1,875
4.302% 12/1/34 (h)	1,150	1,114
4.33% 1/1/35 (h)	2,512	2,474
4.343% 2/1/35 (h)	2,220	2,186
4.358% 3/1/35 (h)	1,728	1,674
4.379% 2/1/35 (h)	2,152	2,085
4.443% 2/1/34 (h)	1,056	1,034
4.443% 3/1/35 (h)	1,125	1,091
4.46% 6/1/35 (h)	1,647	1,619
4.468% 3/1/35 (h)	1,204	1,169
4.5% 4/1/19 to 5/1/19	8,043	7,613
4.547% 2/1/35 (h)	1,748	1,700
5.006% 4/1/35 (h)	5,828	5,783
5.14% 4/1/35 (h)	5,047	4,976
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.33% 6/1/35 (h)	$ 3,673	$ 3,641
5.406% 8/1/33 (h)	478	479
5.5% 12/1/17 to 4/1/25	50,596	49,276
6% 4/1/28 to 1/1/34	49,494	49,057
6.5% 8/1/32	4,394	4,452
6.5% 6/1/36 (e)(f)	57	58
7% 4/1/32	5,233	5,364
7.5% 9/1/15 to 6/1/32	1,241	1,290
8% 7/1/16 to 4/1/32	942	998
8.5% 9/1/19 to 1/1/28	213	226
9% 10/1/16	27	28
9.5% 10/1/08 to 8/1/30	138	147
10.5% 5/1/09 to 12/1/15	16	17
11% 8/1/15 to 9/1/20	222	246
11.5% 10/1/15	7	8
11.75% 9/1/13	16	18
12% 2/1/13 to 7/1/15	12	14
13.5% 12/1/14	36	41
TOTAL FREDDIE MAC		172,104
Government National Mortgage Association - 0.5%
6% 12/15/08 to 4/15/09	123	124
6.5% 6/15/23 to 7/15/34	9,487	9,687
7% 12/15/22 to 10/15/32	14,606	15,142
7.5% 2/15/17 to 1/15/32	4,516	4,728
8% 7/15/18 to 6/15/28	1,480	1,556
8.5% 8/15/29 to 7/15/30	276	294
9.5% 3/15/23	11	12
10.5% 5/20/16 to 1/20/18	234	263
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		31,806
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,843,480)		1,787,479
Asset-Backed Securities - 2.3%

ACE Securities Corp. Series 2005-SD1 Class A1, 5.4813% 11/25/50 (h)	1,373	1,375
AmeriCredit Automobile Receivables Trust:
Series 2003-BX Class A4B, 5.5391% 1/6/10 (h)	2,478	2,482
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
AmeriCredit Automobile Receivables Trust: - continued
Series 2006-1:
Class A3, 5.11% 10/6/10	$ 224	$ 222
Class B1, 5.2% 3/6/11	685	678
Class C1, 5.28% 11/6/11	4,215	4,163
Amortizing Residential Collateral Trust Series 2002-BC1 Class M2, 6.1813% 1/25/32 (h)	589	591
Capital One Multi-Asset Execution Trust Series 2004-6 Class B, 4.15% 7/16/12	7,720	7,394
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (d)	3,363	3,284
CIT Equipment Collateral Trust Series 2006-VT1 Class A3, 5.13% 12/21/08	7,710	7,668
Citibank Credit Card Issuance Trust:
Series 2005-B1 Class B1, 4.4% 9/15/10	9,381	9,142
Series 2006-B2 Class B2, 5.15% 3/7/11	5,175	5,115
CNH Equipment Trust Series 2006-A Class A3, 5.2% 8/16/10	5,515	5,489
Countrywide Home Loans, Inc. Series 2005-1:
Class MV1, 5.4813% 7/25/35 (h)	2,810	2,820
Class MV2, 5.5213% 7/25/35 (h)	3,375	3,390
Ford Credit Auto Owner Trust Series 2006-A Class A3, 5.05% 11/15/09	5,330	5,294
Fremont Home Loan Trust:
Series 2004-A:
Class M1, 5.6313% 1/25/34 (h)	3,950	3,972
Class M2, 6.2313% 1/25/34 (h)	4,600	4,639
Series 2005-A:
Class M1, 5.5113% 1/25/35 (h)	1,475	1,485
Class M2, 5.5413% 1/25/35 (h)	2,125	2,136
Class M3, 5.5713% 1/25/35 (h)	1,150	1,158
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.5406% 1/20/35 (h)	1,842	1,846
Class M2, 5.5706% 1/20/35 (h)	1,383	1,388
Hyundai Auto Receivables Trust:
Series 2004-1 Class A4, 5.26% 11/15/12	4,585	4,549
Series 2006-1:
Class A3, 5.13% 6/15/10	1,720	1,711
Class B, 5.29% 11/15/12	710	705
Class C, 5.34% 11/15/12	920	914
National Collegiate Student Loan Trust Series 2005-GT1 Class AIO, 6.75% 12/25/09 (j)	3,800	842
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Onyx Acceptance Owner Trust Series 2005-B Class A4, 4.34% 5/15/12	$ 4,220	$ 4,104
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-3 Class A2A, 5.2013% 6/25/36 (h)	8,913	8,914
Park Place Securities, Inc. Series 2005-WCH1 Class M2, 5.6013% 1/25/35 (h)	3,700	3,721
Providian Master Note Trust Series 2006-B1A Class B1, 5.35% 3/15/13 (d)	10,435	10,357
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.5306% 3/15/11 (d)(h)	6,165	6,164
Triad Auto Receivables Owner Trust Series 2002-A Class A4, 3.24% 8/12/09	3,534	3,500
WFS Financial Owner Trust Series 2004-3 Class A4, 3.93% 2/17/12	9,505	9,295
World Omni Auto Receivables Trust Series 2006-A Class A3, 5.01% 10/15/10	5,125	5,090
TOTAL ASSET-BACKED SECURITIES (Cost $136,612)		135,597
Collateralized Mortgage Obligations - 2.9%

Private Sponsor - 1.2%
Adjustable Rate Mortgage Trust floater:
Series 2005-1 Class 5A2, 5.4113% 5/25/35 (h)	3,066	3,058
Series 2005-2 Class 6A2, 5.3613% 6/25/35 (h)	1,335	1,336
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 5.3613% 1/25/35 (h)	4,714	4,721
CS First Boston Mortgage Securities Corp. floater Series 2004-AR3 Class 6A2, 5.4513% 4/25/34 (h)	821	821
Granite Master Issuer PLC floater Series 2006-1A Class C2, 5.7894% 12/20/54 (d)(h)	4,900	4,899
Impac CMB Trust floater Series 2005-2 Class 1A2, 5.3913% 4/25/35 (h)	1,993	1,997
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	1,037	1,014
Merrill Lynch Mortgage Investors, Inc. floater Series 2005-B Class A2, 5.5475% 7/25/30 (h)	5,566	5,572
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 5.3713% 7/25/35 (h)	3,312	3,316
Residential Asset Mortgage Products, Inc. sequential pay Series 2004-SL2 Class A1, 6.5% 10/25/16	857	864
Sequoia Mortgage Trust floater Series 2005-2 Class A2, 5.19% 3/20/35 (h)	4,608	4,606
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Thornburg Mortgage Securities Trust floater Series 2005-3 Class A4, 5.3513% 10/25/35 (h)	$ 8,970	$ 8,952
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.1094% 6/25/35 (h)	10,931	10,647
Series 2005-AR12 Class 2A6, 4.3199% 7/25/35 (h)	12,018	11,655
Series 2005-AR9 Class 2A1, 4.3623% 5/25/35 (h)	4,951	4,862
TOTAL PRIVATE SPONSOR		68,320
U.S. Government Agency - 1.7%
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class:
Series 2003-83 Class TH, 4.5% 11/25/16	11,625	11,127
Series 2004-81 Class KD, 4.5% 7/25/18	7,951	7,496
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2677 Class C, 4.5% 6/15/15	5,405	5,244
Series 2702 Class WB, 5% 4/15/17	9,605	9,433
Series 2728 Class NE, 4.5% 7/15/17	11,270	10,661
Series 2828 Class JD, 4.5% 8/15/17	26,223	24,841
Series 2885 Class PC, 4.5% 3/15/18	7,880	7,578
Series 2952 Class EC, 5.5% 11/15/28	10,842	10,677
Series 3049 Class DB, 5.5% 6/15/31	9,705	9,552
TOTAL U.S. GOVERNMENT AGENCY		96,609
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $169,189)		164,929
Commercial Mortgage Securities - 3.2%

Banc of America Commercial Mortgage, Inc. sequential pay Series 2000-2 Class A2, 7.197% 9/15/32	3,200	3,360
Banc of America Large Loan, Inc. Series 2006-ESH:
Class A, 5.9406% 7/14/11 (d)(h)	2,840	2,830
Class B, 6.0406% 7/14/11 (d)(h)	1,416	1,411
Class C, 6.1906% 7/14/11 (d)(h)	2,837	2,826
Class D, 6.8206% 7/14/11 (d)(h)	1,649	1,643
Bayview Commercial Asset Trust floater Series 2004-3:
Class A1, 5.4513% 1/25/35 (d)(h)	5,548	5,562
Class A2, 5.5013% 1/25/35 (d)(h)	799	800
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater Series 2004-3: - continued
Class M1, 5.5813% 1/25/35 (d)(h)	$ 925	$ 926
Class M2, 6.0813% 1/25/35 (d)(h)	588	595
Bear Stearns Commercial Mortgage Securities, Inc. sequential pay Series 2003-PWR2 Class A3, 4.834% 5/11/39	3,760	3,631
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.4842% 2/12/16 (d)(h)	3,425	3,529
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust sequential pay Series 1999-1 Class A2, 7.439% 8/15/31	5,000	5,243
COMM:
floater Series 2002-FL7 Class D, 5.6506% 11/15/14 (d)(h)	496	497
Series 2004-LBN2 Class X2, 1.1572% 3/10/39 (d)(h)(j)	13,609	420
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1997-C2 Class A3, 6.55% 1/17/35	4,124	4,168
Series 1999-C1 Class A2, 7.29% 9/15/41	9,395	9,786
Series 2004-C1 Class A3, 4.321% 1/15/37	4,485	4,239
Series 1998-C1 Class C, 6.78% 5/17/40	9,200	9,459
Series 2004-C1 Class ASP, 1.0484% 1/15/37 (d)(h)(j)	65,549	1,997
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	3,430	3,539
DLJ Commercial Mortgage Corp. sequential pay:
Series 1998-CF1 Class A1B, 6.41% 2/18/31	4,505	4,546
Series 1998-CG1 Class A1B, 6.41% 6/10/31	5,464	5,531
Series 2000-CF1 Class A1B, 7.62% 6/10/33	7,200	7,680
EQI Financing Partnership I LP Series 1997-1 Class B, 7.37% 12/20/15 (d)	1,485	1,496
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class A3, 6.65% 11/18/29	1,388	1,401
GGP Mall Properties Trust sequential pay Series 2001-C1A Class A2, 5.007% 11/15/11 (d)	6,207	6,195
Ginnie Mae guaranteed REMIC pass thru securities sequential pay Series 2003-22 Class B, 3.963% 5/16/32	7,330	6,895
GS Mortgage Securities Corp. II:
sequential pay Series 2003-C1 Class A2A, 3.59% 1/10/40	7,620	7,407
Series 2006-GG6 Class A2, 5.506% 4/10/38 (h)	6,150	6,112
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Heller Financial Commercial Mortgage Asset Corp. sequential pay Series 2000-PH1 Class A1, 7.715% 1/17/34	$ 666	$ 667
LB Commercial Conduit Mortgage Trust sequential pay Series 1999-C1 Class A2, 6.78% 6/15/31	5,000	5,138
LB-UBS Commercial Mortgage Trust:
sequential pay:
Series 2000-C3 Class A2, 7.95% 1/15/10	4,450	4,774
Series 2001-C3 Class A1, 6.058% 6/15/20	5,280	5,314
Series 2001-C7 Class A2, 5.533% 12/15/25	9,255	9,251
Series 2001-C3 Class B, 6.512% 6/15/36	4,135	4,292
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (d)	5,440	4,948
Class C, 4.13% 11/20/37 (d)	5,540	4,881
Morgan Stanley Capital I, Inc.:
sequential pay Series 2004-HQ3 Class A2, 4.05% 1/13/41	4,520	4,295
Series 2005-IQ9 Class X2, 1.1906% 7/15/56 (d)(h)(j)	61,845	2,650
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	4,359	4,411
Prudential Securities Secured Financing Corp. sequential pay Series 1998-C1 Class A1B, 6.506% 7/15/08	3,523	3,564
Salomon Brothers Mortgage Securities VII, Inc. sequential pay Series 2000-C3 Class A2, 6.592% 12/18/33	8,115	8,372
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (d)	3,331	3,407
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C6 Class A2, 4.498% 8/15/35	7,280	7,050
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $192,629)		186,738
Foreign Government and Government Agency Obligations - 0.6%

Israeli State 4.625% 6/15/13	1,735	1,603
United Mexican States:
5.875% 1/15/14	3,910	3,789
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
United Mexican States: - continued
6.75% 9/27/34	$ 2,880	$ 2,786
7.5% 4/8/33	24,061	25,216
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $31,796)		33,394
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $3,369)	3,405	3,559
Fixed-Income Funds - 9.9%
	Shares
Fidelity Ultra-Short Central Fund (i) (Cost $570,050)	5,720,687	569,094
Preferred Securities - 0.3%
	Principal Amount (000s)
FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
ING Groep NV 5.775% (b)	$ 8,610	8,430
MUFG Capital Finance 1 Ltd. 6.346% (h)	7,875	7,857
		16,287
TOTAL PREFERRED SECURITIES (Cost $16,485)		16,287
Cash Equivalents - 7.9%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations), in a joint trading account dated 5/31/06 due 6/1/06:
5.05%	$ 107,489	$ 107,474
5.05% (a)	351,282	351,233
TOTAL CASH EQUIVALENTS (Cost $458,707)		458,707
TOTAL INVESTMENT PORTFOLIO - 113.5% (Cost $6,718,518)		6,544,549
NET OTHER ASSETS - (13.5)%		(779,794)
NET ASSETS - 100%		$ 5,764,755
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps
Receive quarterly notional amount multiplied by .30% and pay Goldman Sachs upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	$ 6,650	$ 7
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	6,600	19
Receive quarterly notional amount multiplied by .37% and pay Goldman Sachs upon default event of Pacific Gas & Electric Co., par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	5,500	26
Receive quarterly notional amount multiplied by .37% and pay Morgan Stanley, Inc. upon default event of Pacific Gas & Electric Co. par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	4,000	19
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	4,100	27
Receive quarterly notional amount multiplied by .59% and pay Merrill Lynch, Inc. upon default event of Raytheon Co., par value of the notional amount of Raytheon Co. 6.55% 3/15/10	March 2009	10,000	125
Receive semi-annually notional amount multiplied by .61% and pay JPMorgan Chase, Inc. upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	11,525	(113)
TOTAL CREDIT DEFAULT SWAPS		48,375	110
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 4.7515% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Jan. 2009	100,000	(648)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 4.8575% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2008	$ 45,000	$ (126)
Receive semi-annually a fixed rate equal to 4.921% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2008	55,000	(57)
TOTAL INTEREST RATE SWAPS		200,000	(831)
Total Return Swaps
Receive monthly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage Backed Securities Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Bank of America	July 2006	17,925	(139)
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR with Citibank	Sept. 2006	15,600	(128)
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Lehman Brothers, Inc.	Dec. 2006	30,000	(166)
Receive quarterly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 15 basis points with Bank of America	August 2006	60,000	(358)
TOTAL TOTAL RETURN SWAPS		123,525	(791)
		$ 371,900	$ (1,512)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $215,903,000 or 3.7% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) A portion of the security is subject to a forward commitment to sell.
(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $2,276.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at fidelity.com. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Ultra-Short Central Fund	$ 7,331

Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 569,037	$ -	$ -	$ 569,094	7.6%
Income Tax Information

At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $6,703,244,000. Net unrealized depreciation aggregated $158,695,000, of which $11,044,000 related to appreciated investment securities and $169,739,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® U.S. Equity Index Fund

May 31, 2006

1.816023.101

UEI-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.3%
Auto Components - 0.2%
Cooper Tire & Rubber Co.	126,290	$ 1,437
Goodyear Tire & Rubber Co. (a)(d)	364,442	4,636
Johnson Controls, Inc.	399,844	34,055
		40,128
Automobiles - 0.4%
Ford Motor Co. (d)	3,838,661	27,485
General Motors Corp. (d)	1,164,500	31,360
Harley-Davidson, Inc.	561,205	27,976
		86,821
Distributors - 0.1%
Genuine Parts Co.	356,071	15,332
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (a)	289,549	15,146
H&R Block, Inc.	674,677	15,349
		30,495
Hotels, Restaurants & Leisure - 1.5%
Carnival Corp. unit	894,065	35,682
Darden Restaurants, Inc.	270,822	9,590
Harrah's Entertainment, Inc.	379,087	28,826
Hilton Hotels Corp.	678,630	18,635
International Game Technology	694,331	25,850
Marriott International, Inc. Class A	334,064	24,163
McDonald's Corp.	2,587,702	85,834
Starbucks Corp. (a)(d)	1,571,927	56,039
Starwood Hotels & Resorts Worldwide, Inc.	444,451	27,156
Wendy's International, Inc.	235,409	14,190
Yum! Brands, Inc.	567,996	28,627
		354,592
Household Durables - 0.7%
Black & Decker Corp.	159,353	13,857
Centex Corp.	252,821	12,057
D.R. Horton, Inc.	559,711	14,754
Fortune Brands, Inc.	301,356	22,300
Harman International Industries, Inc.	135,182	11,454
KB Home	158,263	8,103
Leggett & Platt, Inc.	375,574	9,536
Lennar Corp. Class A	282,271	13,524
Newell Rubbermaid, Inc.	565,255	14,957
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Pulte Homes, Inc.	440,581	$ 14,306
Snap-On, Inc. (d)	120,056	5,028
The Stanley Works	149,178	7,243
Whirlpool Corp.	159,909	14,379
		161,498
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. (a)(d)	635,316	21,988
Leisure Equipment & Products - 0.2%
Brunswick Corp.	195,671	7,030
Eastman Kodak Co.	591,434	14,259
Hasbro, Inc.	366,516	6,795
Mattel, Inc.	800,500	13,456
		41,540
Media - 3.5%
CBS Corp. Class B	1,591,180	41,227
Clear Channel Communications, Inc.	1,064,268	32,779
Comcast Corp. Class A (a)	4,403,877	141,497
Dow Jones & Co., Inc. (d)	121,574	4,204
E.W. Scripps Co. Class A	175,172	8,107
Gannett Co., Inc.	490,250	26,478
Interpublic Group of Companies, Inc. (a)(d)	886,546	8,449
Knight-Ridder, Inc.	137,967	8,555
McGraw-Hill Companies, Inc.	756,106	39,015
Meredith Corp.	86,216	4,315
News Corp. Class A	4,943,095	94,265
Omnicom Group, Inc.	368,177	35,017
The New York Times Co. Class A	298,984	7,223
The Walt Disney Co.	4,536,085	138,351
Time Warner, Inc.	9,277,377	159,664
Tribune Co.	539,139	16,088
Univision Communications, Inc. Class A (a)	460,414	16,552
Viacom, Inc. Class B (non-vtg.) (a)	1,591,301	60,072
		841,858
Multiline Retail - 1.1%
Big Lots, Inc. (a)(d)	234,631	3,806
Dillard's, Inc. Class A	126,845	3,453
Dollar General Corp.	652,008	10,628
Family Dollar Stores, Inc.	319,745	7,987
Federated Department Stores, Inc.	560,552	40,825
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
JCPenney Co., Inc.	478,234	$ 29,057
Kohl's Corp. (a)(d)	709,921	38,116
Nordstrom, Inc.	450,153	16,579
Sears Holdings Corp. (a)	205,523	31,213
Target Corp.	1,810,428	88,566
		270,230
Specialty Retail - 2.1%
AutoNation, Inc. (a)(d)	302,103	6,553
AutoZone, Inc. (a)	113,757	10,321
Bed Bath & Beyond, Inc. (a)	577,515	20,311
Best Buy Co., Inc.	837,356	44,380
Circuit City Stores, Inc.	313,512	9,421
Gap, Inc. (d)	1,181,893	21,510
Home Depot, Inc.	4,374,361	166,751
Limited Brands, Inc.	717,083	19,476
Lowe's Companies, Inc.	1,610,140	100,280
Office Depot, Inc. (a)	608,886	25,311
OfficeMax, Inc.	145,902	6,030
RadioShack Corp. (d)	277,222	4,663
Sherwin-Williams Co.	228,376	11,047
Staples, Inc.	1,500,509	35,247
Tiffany & Co., Inc.	292,908	10,015
TJX Companies, Inc.	948,659	22,493
		513,809
Textiles, Apparel & Luxury Goods - 0.3%
Coach, Inc. (a)	789,419	22,956
Jones Apparel Group, Inc.	235,170	7,629
Liz Claiborne, Inc.	216,481	8,371
NIKE, Inc. Class B	389,739	31,300
VF Corp.	181,489	11,421
		81,677
TOTAL CONSUMER DISCRETIONARY		2,459,968
CONSUMER STAPLES - 9.5%
Beverages - 2.2%
Anheuser-Busch Companies, Inc.	1,598,694	72,964
Brown-Forman Corp. Class B (non-vtg.)	171,243	13,066
Coca-Cola Enterprises, Inc.	624,812	12,284
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Constellation Brands, Inc. Class A (sub. vtg.) (a)	405,975	$ 10,028
Molson Coors Brewing Co. Class B	118,194	7,657
Pepsi Bottling Group, Inc.	278,457	8,727
PepsiCo, Inc.	3,411,631	206,267
The Coca-Cola Co.	4,242,103	186,780
		517,773
Food & Staples Retailing - 2.4%
Albertsons, Inc.	932,286	23,876
Costco Wholesale Corp.	974,333	51,571
CVS Corp.	1,683,227	46,962
Kroger Co.	1,493,925	30,043
Safeway, Inc.	926,029	21,836
SUPERVALU, Inc.	248,971	7,260
Sysco Corp.	1,275,305	38,999
Wal-Mart Stores, Inc.	5,144,112	249,232
Walgreen Co.	2,084,109	84,615
Whole Foods Market, Inc.	286,082	18,595
		572,989
Food Products - 1.2%
Archer-Daniels-Midland Co.	1,346,338	55,967
Campbell Soup Co.	379,482	13,354
ConAgra Foods, Inc. (d)	1,069,274	24,166
Dean Foods Co. (a)	279,418	9,975
General Mills, Inc.	733,454	38,059
H.J. Heinz Co.	689,862	29,216
Hershey Co.	369,037	21,002
Kellogg Co.	517,671	24,382
McCormick & Co., Inc. (non-vtg.)	273,079	9,408
Sara Lee Corp.	1,565,299	26,563
Tyson Foods, Inc. Class A	518,851	8,307
Wm. Wrigley Jr. Co. (d)	456,781	20,884
		281,283
Household Products - 2.1%
Clorox Co.	309,110	19,533
Colgate-Palmolive Co.	1,061,229	64,035
Kimberly-Clark Corp.	948,991	57,575
Procter & Gamble Co.	6,772,984	367,434
		508,577
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.2%
Alberto-Culver Co.	155,560	$ 7,235
Avon Products, Inc.	927,684	29,408
Estee Lauder Companies, Inc. Class A (d)	245,374	10,046
		46,689
Tobacco - 1.4%
Altria Group, Inc.	4,297,480	310,923
Reynolds American, Inc.	176,151	19,366
UST, Inc.	336,826	14,824
		345,113
TOTAL CONSUMER STAPLES		2,272,424
ENERGY - 9.8%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	704,804	60,825
BJ Services Co.	667,523	24,465
Halliburton Co.	1,063,051	79,293
Nabors Industries Ltd. (a)	650,778	23,369
National Oilwell Varco, Inc. (a)	359,788	23,768
Noble Corp.	282,425	19,637
Rowan Companies, Inc.	225,095	8,963
Schlumberger Ltd. (NY Shares)	2,433,444	159,561
Transocean, Inc. (a)	671,236	54,618
Weatherford International Ltd. (a)	718,266	37,379
		491,878
Oil, Gas & Consumable Fuels - 7.8%
Anadarko Petroleum Corp.	949,054	47,140
Apache Corp.	680,176	44,130
Chesapeake Energy Corp. (d)	769,368	23,535
Chevron Corp.	4,584,141	274,086
ConocoPhillips	3,397,053	214,999
Devon Energy Corp.	909,895	52,192
El Paso Corp.	1,430,997	22,281
EOG Resources, Inc.	499,459	32,794
Exxon Mobil Corp.	12,574,252	765,900
Hess Corp. (d)	164,813	24,722
Kerr-McGee Corp.	238,852	25,521
Kinder Morgan, Inc.	216,701	21,774
Marathon Oil Corp.	755,339	56,688
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Murphy Oil Corp. (d)	340,022	$ 17,929
Occidental Petroleum Corp.	887,042	87,897
Sunoco, Inc.	274,214	18,808
Valero Energy Corp.	1,280,498	78,559
Williams Companies, Inc.	1,224,522	27,674
XTO Energy, Inc.	747,899	30,828
		1,867,457
TOTAL ENERGY		2,359,335
FINANCIALS - 21.3%
Capital Markets - 3.5%
Ameriprise Financial, Inc.	516,138	23,624
Bank of New York Co., Inc.	1,588,341	52,781
Bear Stearns Companies, Inc. (d)	245,803	32,876
Charles Schwab Corp.	2,124,807	35,399
E*TRADE Financial Corp. (a)	860,568	20,886
Federated Investors, Inc. Class B (non-vtg.)	173,458	5,571
Franklin Resources, Inc.	314,250	28,267
Goldman Sachs Group, Inc.	897,826	135,527
Janus Capital Group, Inc.	442,272	7,965
Legg Mason, Inc.	255,068	24,469
Lehman Brothers Holdings, Inc. (d)	1,113,656	74,181
Mellon Financial Corp.	853,261	30,871
Merrill Lynch & Co., Inc.	1,890,997	136,927
Morgan Stanley	2,211,156	131,829
Northern Trust Corp.	381,463	21,331
State Street Corp.	685,719	42,583
T. Rowe Price Group, Inc.	271,897	21,507
		826,594
Commercial Banks - 4.1%
AmSouth Bancorp.	711,597	19,071
BB&T Corp.	1,102,543	45,833
Comerica, Inc.	335,201	18,352
Compass Bancshares, Inc.	254,511	14,164
Fifth Third Bancorp	1,144,146	43,478
First Horizon National Corp.	259,468	10,368
Huntington Bancshares, Inc.	512,195	12,047
KeyCorp	834,305	29,801
M&T Bank Corp.	163,397	18,807
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Marshall & Ilsley Corp.	457,222	$ 20,730
National City Corp.	1,127,199	41,571
North Fork Bancorp, Inc., New York	979,527	28,867
PNC Financial Services Group, Inc.	601,774	41,468
Regions Financial Corp.	939,727	31,810
SunTrust Banks, Inc.	763,504	57,805
Synovus Financial Corp.	645,057	16,971
U.S. Bancorp, Delaware	3,708,401	114,478
Wachovia Corp.	3,341,177	178,753
Wells Fargo & Co.	3,451,019	229,044
Zions Bancorp	214,920	17,415
		990,833
Consumer Finance - 1.0%
American Express Co.	2,548,610	138,542
Capital One Financial Corp. (d)	620,042	51,321
SLM Corp.	859,337	46,198
		236,061
Diversified Financial Services - 5.5%
Bank of America Corp.	9,564,542	462,924
CIT Group, Inc.	411,382	21,145
Citigroup, Inc.	10,278,164	506,713
JPMorgan Chase & Co.	7,177,505	306,049
Moody's Corp.	500,933	26,199
		1,323,030
Insurance - 4.7%
ACE Ltd.	663,742	34,362
AFLAC, Inc.	1,025,845	48,010
Allstate Corp.	1,328,158	73,062
AMBAC Financial Group, Inc.	217,299	17,417
American International Group, Inc.	5,344,915	324,971
Aon Corp. (d)	662,977	23,635
Cincinnati Financial Corp.	358,522	16,435
Genworth Financial, Inc. Class A (non-vtg.)	775,848	25,983
Hartford Financial Services Group, Inc.	622,826	54,771
Lincoln National Corp.	587,561	33,009
Loews Corp.	838,278	28,485
Marsh & McLennan Companies, Inc.	1,126,392	31,573
MBIA, Inc.	275,954	15,765
MetLife, Inc. (d)	1,560,803	80,335
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Principal Financial Group, Inc.	575,551	$ 31,454
Progressive Corp.	1,620,288	44,315
Prudential Financial, Inc.	1,019,311	77,621
SAFECO Corp.	253,847	14,056
The Chubb Corp.	823,320	41,602
The St. Paul Travelers Companies, Inc.	1,433,037	63,082
Torchmark Corp.	213,269	12,557
UnumProvident Corp. (d)	614,962	11,045
XL Capital Ltd. Class A	359,173	22,728
		1,126,273
Real Estate Investment Trusts - 0.9%
Apartment Investment & Management Co. Class A	198,852	8,600
Archstone-Smith Trust	439,246	21,238
Boston Properties, Inc.	184,766	15,640
Equity Office Properties Trust	764,697	25,732
Equity Residential (SBI)	598,048	26,374
Kimco Realty Corp.	437,640	15,689
Plum Creek Timber Co., Inc.	379,553	13,569
ProLogis Trust	501,411	24,795
Public Storage, Inc.	170,259	12,204
Simon Property Group, Inc.	376,684	29,995
Vornado Realty Trust	244,352	21,965
		215,801
Thrifts & Mortgage Finance - 1.6%
Countrywide Financial Corp.	1,241,696	47,532
Fannie Mae (d)	1,993,122	99,158
Freddie Mac	1,422,918	85,432
Golden West Financial Corp., Delaware	527,278	38,544
MGIC Investment Corp.	180,163	11,867
Sovereign Bancorp, Inc.	735,465	16,401
Washington Mutual, Inc.	2,041,849	93,741
		392,675
TOTAL FINANCIALS		5,111,267
HEALTH CARE - 12.2%
Biotechnology - 1.2%
Amgen, Inc. (a)(d)	2,406,469	162,653
Biogen Idec, Inc. (a)	708,573	33,041
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Genzyme Corp. (a)	534,964	$ 31,830
Gilead Sciences, Inc. (a)	951,944	54,575
MedImmune, Inc. (a)	526,043	16,739
		298,838
Health Care Equipment & Supplies - 1.7%
Bausch & Lomb, Inc.	110,722	5,442
Baxter International, Inc.	1,335,367	50,343
Becton, Dickinson & Co.	509,318	30,778
Biomet, Inc.	509,709	17,947
Boston Scientific Corp. (a)	2,502,030	51,742
C.R. Bard, Inc.	214,174	15,851
Hospira, Inc. (a)	331,230	14,842
Medtronic, Inc.	2,485,497	125,493
St. Jude Medical, Inc. (a)(d)	754,867	25,741
Stryker Corp.	601,715	26,415
Zimmer Holdings, Inc. (a)	510,212	30,893
		395,487
Health Care Providers & Services - 2.7%
Aetna, Inc.	1,167,781	44,913
AmerisourceBergen Corp.	430,415	18,762
Cardinal Health, Inc.	868,888	58,137
Caremark Rx, Inc.	923,846	44,317
CIGNA Corp.	249,307	23,121
Coventry Health Care, Inc. (a)	330,135	17,250
Express Scripts, Inc. (a)	301,409	22,087
HCA, Inc.	840,018	37,339
Health Management Associates, Inc. Class A	495,545	10,332
Humana, Inc. (a)	336,653	17,045
Laboratory Corp. of America Holdings (a)	258,020	15,316
Manor Care, Inc.	162,824	7,562
McKesson Corp.	630,381	31,204
Medco Health Solutions, Inc. (a)	626,837	33,787
Patterson Companies, Inc. (a)	285,495	9,778
Quest Diagnostics, Inc.	335,000	18,673
Tenet Healthcare Corp. (a)(d)	968,465	7,670
UnitedHealth Group, Inc.	2,792,897	122,776
WellPoint, Inc. (a)	1,359,080	97,283
		637,352
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - 0.0%
IMS Health, Inc.	410,284	$ 11,069
Life Sciences Tools & Services - 0.3%
Applera Corp. - Applied Biosystems Group	377,397	11,171
Fisher Scientific International, Inc. (a)	254,107	18,867
Millipore Corp. (a)	107,228	7,442
PerkinElmer, Inc.	269,339	5,618
Thermo Electron Corp. (a)(d)	333,951	12,269
Waters Corp. (a)	215,229	8,964
		64,331
Pharmaceuticals - 6.3%
Abbott Laboratories	3,168,362	135,289
Allergan, Inc.	312,280	29,610
Barr Pharmaceuticals, Inc. (a)	217,780	11,477
Bristol-Myers Squibb Co.	4,034,152	99,038
Eli Lilly & Co.	2,326,878	120,160
Forest Laboratories, Inc. (a)	671,078	25,152
Johnson & Johnson	6,128,366	369,050
King Pharmaceuticals, Inc. (a)	498,494	8,863
Merck & Co., Inc.	4,503,590	149,925
Mylan Laboratories, Inc.	450,148	9,413
Pfizer, Inc.	15,151,588	358,487
Schering-Plough Corp.	3,046,559	58,067
Watson Pharmaceuticals, Inc. (a)	209,278	5,301
Wyeth	2,767,751	126,597
		1,506,429
TOTAL HEALTH CARE		2,913,506
INDUSTRIALS - 11.6%
Aerospace & Defense - 2.4%
General Dynamics Corp.	824,279	52,457
Goodrich Corp.	254,126	10,833
Honeywell International, Inc.	1,710,407	70,435
L-3 Communications Holdings, Inc.	249,715	18,219
Lockheed Martin Corp.	737,751	53,480
Northrop Grumman Corp.	722,178	46,710
Raytheon Co.	918,646	42,120
Rockwell Collins, Inc.	354,767	19,370
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co. (d)	1,648,168	$ 137,210
United Technologies Corp.	2,090,982	130,728
		581,562
Air Freight & Logistics - 1.0%
FedEx Corp.	625,758	68,377
United Parcel Service, Inc. Class B	2,248,916	181,150
		249,527
Airlines - 0.1%
Southwest Airlines Co.	1,458,135	23,476
Building Products - 0.2%
American Standard Companies, Inc.	367,040	15,596
Masco Corp. (d)	857,251	26,592
		42,188
Commercial Services & Supplies - 0.7%
Allied Waste Industries, Inc. (a)	497,868	5,940
Avery Dennison Corp.	227,465	13,509
Cendant Corp.	2,076,067	33,570
Cintas Corp. (d)	283,704	12,018
Equifax, Inc.	266,490	9,615
Monster Worldwide, Inc. (a)(d)	260,368	12,724
Pitney Bowes, Inc.	467,406	19,061
R.R. Donnelley & Sons Co.	444,712	14,311
Robert Half International, Inc.	353,147	14,493
Waste Management, Inc.	1,137,304	41,648
		176,889
Construction & Engineering - 0.1%
Fluor Corp.	178,791	15,673
Electrical Equipment - 0.5%
American Power Conversion Corp.	353,925	6,965
Cooper Industries Ltd. Class A	189,052	16,837
Emerson Electric Co.	847,180	69,909
Rockwell Automation, Inc.	364,956	24,919
		118,630
Industrial Conglomerates - 4.2%
3M Co.	1,554,685	130,065
General Electric Co.	21,464,073	735,359
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Textron, Inc.	272,582	$ 24,786
Tyco International Ltd.	4,150,115	112,510
		1,002,720
Machinery - 1.6%
Caterpillar, Inc. (d)	1,381,459	100,777
Cummins, Inc.	95,664	10,543
Danaher Corp. (d)	488,522	31,319
Deere & Co.	487,828	41,758
Dover Corp.	418,644	20,447
Eaton Corp.	306,617	22,549
Illinois Tool Works, Inc.	844,570	41,933
Ingersoll-Rand Co. Ltd. Class A	674,348	29,408
ITT Industries, Inc.	380,352	19,835
Navistar International Corp. (a)(d)	127,041	3,377
PACCAR, Inc.	348,606	26,790
Pall Corp.	257,241	7,740
Parker Hannifin Corp.	246,552	19,236
		375,712
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp.	768,007	59,451
CSX Corp.	451,855	30,238
Norfolk Southern Corp.	848,885	44,787
Ryder System, Inc.	125,261	6,768
Union Pacific Corp.	545,568	50,629
		191,873
Trading Companies & Distributors - 0.0%
W.W. Grainger, Inc.	157,446	11,361
TOTAL INDUSTRIALS		2,789,611
INFORMATION TECHNOLOGY - 14.9%
Communications Equipment - 2.8%
ADC Telecommunications, Inc. (a)(d)	241,138	4,321
Andrew Corp. (a)	328,109	3,320
Avaya, Inc. (a)(d)	858,767	10,142
CIENA Corp. (a)	1,199,196	5,025
Cisco Systems, Inc. (a)	12,665,324	249,254
Comverse Technology, Inc. (a)	415,972	9,368
Corning, Inc. (a)	3,183,511	77,200
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
JDS Uniphase Corp. (a)(d)	3,451,695	$ 10,459
Lucent Technologies, Inc. (a)(d)	9,203,020	23,468
Motorola, Inc.	5,147,238	108,555
QUALCOMM, Inc.	3,410,655	154,196
Tellabs, Inc. (a)	927,456	13,263
		668,571
Computers & Peripherals - 3.5%
Apple Computer, Inc. (a)	1,753,789	104,824
Dell, Inc. (a)	4,846,407	123,002
EMC Corp. (a)	4,894,241	62,646
Gateway, Inc. (a)(d)	544,216	936
Hewlett-Packard Co.	5,824,331	188,592
International Business Machines Corp.	3,227,434	257,872
Lexmark International, Inc. Class A (a)(d)	222,992	12,766
NCR Corp. (a)	374,778	14,646
Network Appliance, Inc. (a)	770,484	24,655
QLogic Corp. (a)	332,250	5,941
SanDisk Corp. (a)(d)	402,228	22,633
Sun Microsystems, Inc. (a)	7,126,928	33,211
		851,724
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	882,909	30,805
Jabil Circuit, Inc.	359,510	12,518
Molex, Inc. (d)	293,416	10,416
Sanmina-SCI Corp. (a)	1,095,848	5,150
Solectron Corp. (a)	1,883,275	6,704
Symbol Technologies, Inc.	520,949	6,184
Tektronix, Inc.	168,050	5,236
		77,013
Internet Software & Services - 1.4%
eBay, Inc. (a)	2,375,323	77,934
Google, Inc. Class A (sub. vtg.) (a)	416,209	154,755
VeriSign, Inc. (a)(d)	503,630	11,306
Yahoo!, Inc. (a)	2,598,500	82,087
		326,082
IT Services - 1.0%
Affiliated Computer Services, Inc. Class A (a)	242,005	12,081
Automatic Data Processing, Inc.	1,193,448	54,266
Computer Sciences Corp. (a)	384,035	21,602
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Convergys Corp. (a)	287,949	$ 5,367
Electronic Data Systems Corp.	1,059,495	25,979
First Data Corp.	1,579,638	72,837
Fiserv, Inc. (a)	379,913	16,393
Paychex, Inc.	687,869	25,252
Sabre Holdings Corp. Class A	271,501	5,810
Unisys Corp. (a)	704,182	4,634
		244,221
Office Electronics - 0.1%
Xerox Corp. (a)	1,917,767	26,331
Semiconductors & Semiconductor Equipment - 2.8%
Advanced Micro Devices, Inc. (a)	990,252	30,589
Altera Corp. (a)(d)	739,870	14,472
Analog Devices, Inc.	753,964	25,431
Applied Materials, Inc.	3,267,099	55,247
Broadcom Corp. Class A (a)	907,076	30,668
Freescale Semiconductor, Inc. Class B (a)	845,092	26,375
Intel Corp.	12,114,361	218,301
KLA-Tencor Corp.	410,871	16,862
Linear Technology Corp. (d)	629,496	21,245
LSI Logic Corp. (a)	806,588	7,848
Maxim Integrated Products, Inc.	660,186	20,288
Micron Technology, Inc. (a)(d)	1,384,980	22,935
National Semiconductor Corp.	694,957	17,846
Novellus Systems, Inc. (a)(d)	274,654	6,361
NVIDIA Corp. (a)	704,976	16,200
PMC-Sierra, Inc. (a)(d)	434,048	4,184
Teradyne, Inc. (a)(d)	407,922	6,351
Texas Instruments, Inc.	3,295,449	102,917
Xilinx, Inc.	709,945	18,459
		662,579
Software - 3.0%
Adobe Systems, Inc. (a)	1,235,140	35,362
Autodesk, Inc. (a)(d)	475,267	17,295
BMC Software, Inc. (a)	438,251	8,831
CA, Inc.	939,552	20,416
Citrix Systems, Inc. (a)	367,516	13,811
Compuware Corp. (a)	788,238	5,801
Electronic Arts, Inc. (a)(d)	625,580	26,318
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Intuit, Inc. (a)	364,370	$ 20,146
Microsoft Corp.	18,299,620	414,486
Novell, Inc. (a)	801,941	6,199
Oracle Corp. (a)	7,759,694	110,343
Parametric Technology Corp. (a)	228,738	3,051
Symantec Corp. (a)	2,148,407	33,515
		715,574
TOTAL INFORMATION TECHNOLOGY		3,572,095
MATERIALS - 3.1%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	458,435	29,730
Ashland, Inc. (d)	146,750	9,172
Dow Chemical Co.	1,992,132	79,426
E.I. du Pont de Nemours & Co.	1,894,415	80,569
Eastman Chemical Co.	168,110	9,478
Ecolab, Inc. (d)	375,420	14,533
Engelhard Corp.	254,847	9,921
Hercules, Inc. (a)	232,456	3,596
International Flavors & Fragrances, Inc.	162,560	5,786
Monsanto Co.	554,702	46,684
PPG Industries, Inc.	340,456	21,905
Praxair, Inc.	664,671	35,028
Rohm & Haas Co.	296,565	14,950
Sigma Aldrich Corp.	137,706	9,560
		370,338
Construction Materials - 0.1%
Vulcan Materials Co.	206,728	16,135
Containers & Packaging - 0.2%
Ball Corp.	214,747	8,036
Bemis Co., Inc.	216,836	6,592
Pactiv Corp. (a)	295,053	7,279
Sealed Air Corp.	167,608	8,644
Temple-Inland, Inc.	228,279	9,818
		40,369
Metals & Mining - 0.9%
Alcoa, Inc.	1,795,265	56,946
Allegheny Technologies, Inc.	178,030	11,328
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Freeport-McMoRan Copper & Gold, Inc. Class B	378,988	$ 21,220
Newmont Mining Corp.	920,028	47,979
Nucor Corp.	320,025	33,689
Phelps Dodge Corp.	419,108	35,913
United States Steel Corp.	224,110	14,876
		221,951
Paper & Forest Products - 0.3%
International Paper Co.	1,014,360	34,468
Louisiana-Pacific Corp.	218,348	5,297
MeadWestvaco Corp.	373,682	10,239
Weyerhaeuser Co.	500,917	32,039
		82,043
TOTAL MATERIALS		730,836
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	7,989,260	208,200
BellSouth Corp.	3,702,090	125,020
CenturyTel, Inc.	237,239	8,481
Citizens Communications Co.	676,365	8,576
Embarq Corp. (a)	305,512	12,731
Qwest Communications International, Inc. (a)(d)	3,194,379	22,393
Verizon Communications, Inc.	6,026,958	188,101
		573,502
Wireless Telecommunication Services - 0.7%
ALLTEL Corp.	798,932	49,414
Sprint Nextel Corp.	6,110,248	129,598
		179,012
TOTAL TELECOMMUNICATION SERVICES		752,514
UTILITIES - 3.3%
Electric Utilities - 1.5%
Allegheny Energy, Inc. (a)	336,026	12,255
American Electric Power Co., Inc. (d)	810,752	27,784
Edison International	670,915	26,327
Entergy Corp.	428,002	30,007
Exelon Corp. (d)	1,373,976	77,781
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.	679,203	$ 35,604
FPL Group, Inc.	831,013	33,099
Pinnacle West Capital Corp. (d)	204,206	8,044
PPL Corp.	783,000	23,310
Progress Energy, Inc.	519,520	21,841
Southern Co. (d)	1,527,398	48,831
		344,883
Gas Utilities - 0.0%
Nicor, Inc. (d)	91,001	3,729
Peoples Energy Corp. (d)	78,968	2,963
		6,692
Independent Power Producers & Energy Traders - 0.4%
AES Corp. (a)	1,350,816	24,855
Constellation Energy Group, Inc.	367,477	18,999
Dynegy, Inc. Class A (a)	758,769	4,006
TXU Corp.	952,931	54,603
		102,463
Multi-Utilities - 1.4%
Ameren Corp.	421,616	20,866
CenterPoint Energy, Inc.	638,575	7,657
CMS Energy Corp. (a)(d)	454,590	5,837
Consolidated Edison, Inc. (d)	505,408	22,288
Dominion Resources, Inc.	715,536	51,934
DTE Energy Co. (d)	366,155	14,800
Duke Energy Corp.	2,551,995	72,017
KeySpan Corp.	359,485	14,390
NiSource, Inc. (d)	561,430	12,222
PG&E Corp. (d)	711,088	28,216
Public Service Enterprise Group, Inc.	516,236	32,900
Sempra Energy	532,132	23,930
TECO Energy, Inc.	428,996	6,444
Xcel Energy, Inc. (d)	831,540	15,608
		329,109
TOTAL UTILITIES		783,147
TOTAL COMMON STOCKS (Cost $17,522,327)		23,744,703
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 4.6% 6/22/06 (e) (Cost $14,958)	$ 15,000	$ 14,960
Money Market Funds - 2.4%
	Shares
Fidelity Cash Central Fund, 5.03% (b)	151,600,080	151,600
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	421,318,024	421,318
TOTAL MONEY MARKET FUNDS (Cost $572,918)		572,918
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $18,110,203)		24,332,581
NET OTHER ASSETS - (1.6)%		(379,774)
NET ASSETS - 100%		$ 23,952,807
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
688 S&P 500 Index Contracts	June 2006	$ 218,801	$ (1,785)

The face value of futures purchased as a percentage of net assets - 0.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $14,960,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,322
Fidelity Securities Lending Cash Central Fund	382
Total	$ 1,704
Income Tax Information

At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $18,273,108,000. Net unrealized appreciation aggregated $6,059,473,000, of which $8,178,840,000 related to appreciated investment securities and $2,119,367,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® International Index Fund

May 31, 2006

1.816029.101

SPI-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Australia - 5.2%
ABC Learning Centres Ltd.	66,700	$ 365,275
Alinta Ltd.	53,406	415,808
Alumina Ltd.	246,155	1,225,826
Amcor Ltd.	194,313	963,273
AMP Ltd.	401,799	2,644,716
Ansell Ltd.	25,930	190,962
APN News & Media Ltd.	28,780	112,579
Aristocrat Leisure Ltd.	62,901	634,998
Australia & New Zealand Banking Group Ltd.	375,989	7,481,058
Australian Gas Light Co.	97,558	1,225,580
Australian Stock Exchange Ltd.	16,315	374,325
AXA Asia Pacific Holdings Ltd.	201,141	901,798
Babcock & Brown Ltd.	39,023	587,688
BHP Billiton Ltd.	741,333	16,042,445
Billabong International Ltd.	31,113	341,007
BlueScope Steel Ltd.	159,639	915,074
Boral Ltd.	113,032	773,758
Brambles Industries Ltd.	206,897	1,659,104
Caltex Australia Ltd.	29,681	427,572
Centro Properties Group unit	153,081	761,176
CFS Gandel Retail Trust	347,512	486,234
Challenger Financial Services Group Ltd.	44,690	110,267
Coca-Cola Amatil Ltd.	110,311	580,870
Cochlear Ltd.	12,912	477,882
Coles Myer Ltd.	252,051	2,155,813
Commonwealth Bank of Australia	264,972	8,606,862
Commonwealth Property Office Fund	253,363	254,441
Computershare Ltd.	89,795	524,850
CSL Ltd.	38,178	1,479,049
CSR Ltd.	201,077	541,511
DB RREEF Trust unit	498,081	550,782
DCA Group Ltd.	41,114	84,124
Downer EDI Ltd.	65,328	416,241
Fosters Group Ltd.	419,712	1,682,832
Futuris Corp. Ltd.	136,290	224,528
Goodman Fielder Ltd.	218,100	344,538
Harvey Norman Holdings Ltd.	119,495	346,077
Iluka Resources Ltd.	58,142	291,291
ING Industrial Fund	114,900	180,646
Insurance Australia Group Ltd.	342,007	1,340,402
Investa Property Group unit	317,314	484,560
John Fairfax Holdings Ltd.	193,291	543,808
Leighton Holdings Ltd.	25,636	333,046
Lend Lease Corp. Ltd.	64,349	638,966
Lion Nathan Ltd.	66,428	387,271
Macquarie Airports unit	157,800	360,863
Macquarie Bank Ltd.	53,202	2,560,957
Macquarie Communications Infrastructure Group unit	87,798	355,328
Macquarie Goodman Group unit	221,053	921,231
Macquarie Infrastructure Group unit	512,270	1,302,500
Macquarie Office Trust	359,962	357,431

	Shares	Value
Mayne Pharma Ltd. (a)	125,108	$ 252,221
Mirvac Group unit	183,579	591,056
Multiplex Group unit	159,959	377,834
National Australia Bank Ltd.	326,532	8,715,140
Newcrest Mining Ltd.	69,999	1,061,033
OneSteel Ltd.	142,555	387,126
Orica Ltd.	56,739	1,001,318
Origin Energy Ltd.	182,442	942,853
Pacific Brands Ltd.	154,209	244,768
Paladin Resources Ltd. (a)	89,600	326,898
PaperlinX Ltd.	51,762	118,761
Perpetual Trustees Australia Ltd.	8,210	417,743
Publishing & Broadcasting Ltd.	31,906	445,224
Qantas Airways Ltd.	170,088	403,038
QBE Insurance Group Ltd.	176,771	2,848,346
Rinker Group Ltd.	209,335	2,913,237
Rio Tinto Ltd.	62,318	3,661,228
Santos Ltd.	128,584	1,112,364
SFE Corp. Ltd.	32,057	375,951
Sonic Healthcare Ltd.	48,511	512,718
Stockland unit	283,785	1,440,972
Suncorp-Metway Ltd.	132,175	1,854,344
Symbion Health Ltd.	125,108	294,572
Tabcorp Holdings Ltd.	95,929	1,098,315
Telstra Corp. Ltd.	509,732	1,422,584
The GPT Group unit	367,300	1,124,547
Toll Holdings Ltd.	98,401	1,090,346
Transurban Group unit	159,223	800,100
UNiTAB Ltd.	14,511	159,372
Wesfarmers Ltd.	81,369	2,120,921
Westfield Group unit	319,543	3,906,114
Westpac Banking Corp.	380,737	6,570,232
Woodside Petroleum Ltd.	105,266	3,484,199
Woolworths Ltd.	256,178	3,584,404
WorleyParsons Ltd.	30,000	517,021
Zinifex Ltd.	109,500	981,867
TOTAL AUSTRALIA		124,127,990
Austria - 0.5%
Andritz AG	2,300	367,015
BetandWin.Com Interactive Entertainment AG	4,500	471,794
Boehler-Uddeholm AG	1,540	320,055
Erste Bank der Oesterreichischen Sparkassen AG	42,876	2,444,361
Flughafen Wien AG	1,669	123,002
Immoeast Immobilien Anlagen AG (a)	22,500	245,125
IMMOFINANZ Immobilien Anlagen AG (a)	91,673	1,004,602
Mayr-Melnhof Karton AG	1,559	257,844
Oesterreichische Elektrizitaetswirtschafts AG (Verbund)	15,917	729,125
OMV AG	39,112	2,276,397
Raiffeisen International Bank Holding AG	6,500	538,769
Common Stocks - continued
	Shares	Value
Austria - continued
RHI AG (a)	6,643	$ 208,601
Telekom Austria AG	79,066	1,764,310
voestalpine AG	3,528	500,432
Wiener Staedische Versicher AG	5,600	346,172
Wienerberger Baustoffindust AG	14,056	720,623
TOTAL AUSTRIA		12,318,227
Belgium - 1.2%
Agfa-Gevaert NV	15,132	306,242
Barco NV	1,359	120,709
Bekaert SA	3,498	360,016
Belgacom SA	36,171	1,140,465
Cofinimmo SA	2,132	359,335
Colruyt NV	3,183	489,966
Compagnie Maritime Belge SA (CMB)	845	22,051
D'ieteren SA	766	227,773
Delhaize Group	15,663	996,950
Dexia SA	123,983	3,044,697
Euronav NV	1,014	26,253
Fortis	237,576	8,675,238
Fortis (strip VVPR) (a)	1,764	113
Groupe Bruxelles Lambert SA (GBL)	16,537	1,792,077
InBev SA	43,294	2,081,982
KBC Groupe SA	40,661	4,375,071
Mobistar SA	6,304	501,758
Omega Pharma SA	2,960	201,263
Solvay SA	13,343	1,509,227
UCB SA	18,885	986,592
Umicore SA	5,030	727,861
TOTAL BELGIUM		27,945,639
Bermuda - 0.0%
Frontline Ltd.	7,750	251,094
Noble Group Ltd.	135,000	86,347
SeaDrill Ltd. (a)	42,300	646,980
TOTAL BERMUDA		984,421
Cayman Islands - 0.1%
Foxconn International Holdings Ltd. (a)	435,000	1,166,272
Hutchison Telecommunications International Ltd. (a)	290,000	472,864
Kingboard Chemical Holdings Ltd.	103,000	270,177
Solomon Systech International Ltd.	310,000	106,889
TOTAL CAYMAN ISLANDS		2,016,202
Denmark - 0.7%
A.P. Moller - Maersk AS Series B	250	2,019,317
Bang & Olufsen AS Series B	2,900	340,895
Carlsberg AS Series B	7,638	534,902
Codan AS	2,800	194,404
Coloplast AS Series B	4,910	368,748
Dampskibsselskabet TORM AS	2,050	88,781
Danisco AS	11,525	935,857

	Shares	Value
Danske Bank AS	88,148	$ 3,363,040
DSV de Sammensluttede Vognmaend AS	4,494	738,342
East Asiatic Co. Ltd.	4,141	165,639
FLS Industries	6,600	262,013
GN Store Nordic AS	42,265	473,945
H. Lundbeck AS	13,435	295,539
Jyske Bank AS (Reg.) (a)	12,400	818,313
NKT Holding AS	5,300	334,279
Novo Nordisk AS Series B	54,180	3,352,031
Novozymes AS Series B	9,843	703,700
Sydbank AS	13,000	469,169
Topdanmark AS (a)	4,615	636,081
Trygvesta AS	5,000	300,320
Vestas Wind Systems AS (a)(d)	39,328	1,013,817
William Demant Holding AS (a)	4,767	359,237
TOTAL DENMARK		17,768,369
Finland - 1.5%
Amer Group PLC (A Shares)	10,650	219,357
Cargotec Corp. (B Shares)	9,320	425,975
Elisa Corp. (A Shares)	45,200	881,159
Fortum Oyj	90,212	2,239,651
KCI Konecranes Oyj	14,000	285,486
Kesko Oyj	12,100	478,594
Kone Oyj (B Shares)	14,980	652,411
Metso Corp.	21,307	757,830
Neste Oil Oyj	30,806	1,032,508
Nokia Corp.	864,670	18,564,465
Nokian Tyres Ltd.	16,500	246,798
OKO Bank (A Shares)	17,250	256,689
Orion-Yhtyma Oyj (B Shares)	16,800	350,550
Outokumpu Oyj (A Shares)	15,725	354,925
Rautaruukki Oyj (K Shares)	21,500	645,099
Sampo Oyj (A Shares)	88,605	1,705,747
Sanoma-WSOY Oyj	13,100	333,287
Stora Enso Oyj (R Shares)	140,245	1,961,094
TietoEnator Oyj	16,860	479,298
UPM-Kymmene Corp.	121,018	2,593,416
Uponor Oyj	14,100	408,788
Wartsila Corp. (B Shares)	11,350	443,402
YIT-Yhtyma OY	24,700	626,828
TOTAL FINLAND		35,943,357
France - 9.0%
Accor SA	40,827	2,394,528
Air France KLM (Reg.)	26,409	568,315
Alcatel SA (RFD) (a)	278,177	3,691,410
Alstom SA (a)	21	42
Alstom SA (a)	23,860	2,026,015
Atos Origin SA (a)	13,841	952,639
AXA SA	304,319	10,575,086
BIC SA	4,989	334,107
BNP Paribas SA	170,164	15,877,622
Bouygues SA	46,889	2,548,140
Common Stocks - continued
	Shares	Value
France - continued
Business Objects SA (a)	11,324	$ 333,945
Cap Gemini SA	29,597	1,624,354
Carrefour SA	124,640	7,228,737
Casino Guichard Perrachon et Compagnie	8,457	647,108
CNP Assurances	8,943	888,324
Compagnie de St. Gobain	67,089	4,699,243
Credit Agricole SA	120,343	4,486,947
Dassault Systemes SA	10,711	559,702
Essilor International SA	20,151	2,028,753
France Telecom SA	335,065	7,498,246
Gaz de France	41,050	1,437,409
Gecina SA	1,357	163,143
Groupe Danone	49,537	5,977,732
Hermes International SA	4,789	1,185,260
Imerys	6,984	560,357
Klepierre SA	4,536	495,044
L'Air Liquide SA	23,503	4,886,080
L'Oreal SA	62,133	5,562,565
Lafarge SA (Bearer)	30,926	3,706,139
Lagardere S.C.A. (Reg.)	25,913	2,045,902
Louis Vuitton Moet Hennessy (LVMH)	50,974	5,011,070
M6 Metropole Television SA	13,800	445,901
Michelin SA (Compagnie Generale des Etablissements) Series B	29,004	1,899,613
Neopost SA	5,912	634,229
PagesJaunes Groupe SA	25,937	720,718
Pernod Ricard SA	15,099	2,947,369
Peugeot Citroen SA	33,372	2,121,535
Pinault Printemps-Redoute SA	14,712	1,825,297
Publicis Groupe SA	31,638	1,278,149
Renault SA	40,365	4,640,703
Safran SA	33,033	726,950
Sanofi-Aventis	207,853	19,650,423
Schneider Electric SA	46,730	4,848,406
SCOR SA	180,446	427,864
Societe Des Autoroutes Paris-Rhin-Rhone	7,128	575,565
Societe Generale Series A	72,104	11,108,367
Sodexho Alliance SA	19,243	860,025
Suez SA:
(France)	210,892	8,109,008
(strip VVRP) (a)	15,232	195
Technip-Coflexip SA	18,050	1,075,763
Television Francaise 1 SA	26,859	887,825
Thales SA	16,309	627,724
Thomson SA	55,588	1,054,458
Total SA:
(strip VVPR) (a)	3,096	40
Series B	455,740	29,718,805
Unibail (Reg.)	9,458	1,555,293
Valeo SA	14,560	557,980
Vallourec SA	1,630	2,043,209

	Shares	Value
Veolia Environnement	57,372	$ 3,180,332
Vinci SA	41,106	3,777,555
Vivendi Universal SA	234,091	8,406,209
Zodiac SA	8,815	489,663
TOTAL FRANCE		216,189,137
Germany - 6.7%
Adidas-Salomon AG	10,670	2,117,004
Allianz AG (Reg.)	82,430	12,842,594
Altana AG	15,728	930,923
BASF AG	104,049	8,469,588
Bayer AG	143,299	6,436,991
Beiersdorf AG	3,863	554,535
Bilfinger Berger AG	7,500	458,528
Celesio AG	8,299	795,528
Commerzbank AG	130,357	4,895,402
Continental AG	29,692	3,243,533
DaimlerChrysler AG (Reg.)	185,171	9,741,847
Deutsche Bank AG	105,578	12,105,573
Deutsche Boerse AG	21,092	2,741,749
Deutsche Lufthansa AG (Reg.)	46,505	813,018
Deutsche Post AG	153,098	4,152,136
Deutsche Postbank AG	15,350	1,073,615
Deutsche Telekom AG (Reg.)	557,455	9,058,641
Douglas Holding AG	5,588	253,540
E.ON AG	128,015	14,766,530
Fresenius Medical Care AG	13,392	1,500,523
HeidelbergCement AG (strip VVPR) (a)	239	3
Heidelberger Druckmaschinen AG	11,086	504,985
Hochtief AG	12,445	731,980
Hypo Real Estate Holding AG	27,981	1,768,417
Infineon Technologies AG (a)	133,687	1,520,021
IVG Immobilien AG	20,936	645,350
KarstadtQuelle AG (a)(d)	19,211	534,560
Linde AG	18,376	1,519,844
MAN AG	29,350	2,110,740
Merck KGaA	9,577	983,215
Metro AG	30,567	1,724,603
MLP AG	10,000	223,144
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	39,702	5,381,200
Premiere AG (a)(d)	14,084	203,982
Puma AG	2,678	978,266
Rheinmetall AG	7,300	543,607
RWE AG	91,061	7,777,747
Salzgitter AG	8,900	778,537
SAP AG	45,202	9,515,925
Schering AG	34,459	3,764,646
Siemens AG (Reg.)	171,681	14,778,300
SolarWorld AG	2,000	556,258
Suedzucker AG (Bearer)	9,065	223,774
Thyssenkrupp AG	72,468	2,484,600
TUI AG	41,669	844,901
Common Stocks - continued
	Shares	Value
Germany - continued
Volkswagen AG	34,221	$ 2,425,955
Wincor Nixdorf AG	3,480	464,319
TOTAL GERMANY		159,940,677
Gibraltar - 0.0%
PartyGaming PLC	204,800	497,882
Greece - 0.6%
Alpha Bank AE	80,133	2,002,776
Bank of Piraeus	33,975	1,009,391
Coca-Cola Hellenic Bottling Co. SA (Bearer)	25,171	796,863
Cosmote Mobile Telecommunications SA	26,126	592,697
EFG Eurobank Ergasias SA	48,876	1,391,958
Emporiki Bank of Greece SA	18,742	583,725
Folli Follie SA	730	19,181
Germanos SA	16,130	378,331
Greek Organization of Football Prognostics SA	49,325	1,675,326
Hellenic Exchanges Holding SA	7,100	135,591
Hellenic Petroleum SA	24,620	326,283
Hellenic Technodomiki Tev SA	28,650	268,796
Hellenic Telecommunication Organization SA (OTE) (a)	63,598	1,410,185
Hyatt Regency SA (Reg.)	3,104	43,762
Intracom Holdings SA (Reg.)	5,790	39,035
Motor Oil (HELLAS) Corinth Refineries SA	9,400	274,694
National Bank of Greece SA	62,731	2,592,171
Public Power Corp. of Greece	22,110	541,830
Technical Olympic SA (Reg.)	3,590	18,589
Titan Cement Co. SA (Reg.)	13,060	682,951
Viohalco SA	19,130	190,267
TOTAL GREECE		14,974,402
Hong Kong - 1.6%
ASM Pacific Technology Ltd.	54,829	283,401
Bank of East Asia Ltd.	293,092	1,116,372
BOC Hong Kong Holdings Ltd.	846,066	1,635,848
Cathay Pacific Airways Ltd.	160,327	264,523
Cheung Kong Holdings Ltd.	322,449	3,495,461
Cheung Kong Infrastructure Holdings Ltd.	130,450	385,899
CLP Holdings Ltd.	414,657	2,378,463
Esprit Holdings Ltd.	209,023	1,689,309
Giordano International Ltd.	290,194	150,557
Hang Lung Properties Ltd.	417,423	739,821
Hang Seng Bank Ltd.	169,201	2,125,359
Henderson Land Development Co. Ltd.	123,963	647,933
Hong Kong & China Gas Co. Ltd.	754,427	1,692,053
Hong Kong Electric Holdings Ltd.	338,676	1,495,176
Hong Kong Exchanges & Clearing Ltd.	216,198	1,458,867
Hopewell Holdings Ltd.	94,000	255,657
Hutchison Whampoa Ltd.	464,158	4,223,942
Hysan Development Co. Ltd.	141,932	363,152

	Shares	Value
Johnson Electric Holdings Ltd.	276,062	$ 195,712
Kerry Properties Ltd.	121,500	407,973
Li & Fung Ltd.	381,623	787,049
Link (REIT)	424,000	833,457
Melco International Development Ltd.	125,000	327,080
MTR Corp. Ltd.	262,482	634,378
New World Development Co. Ltd.	497,988	802,373
Orient Overseas International Ltd.	63,400	236,584
PCCW Ltd.	670,751	417,163
Shangri-La Asia Ltd.	268,842	524,997
Shun Tak Holdings Ltd.	200,000	279,709
Sino Land Co. (d)	319,336	489,826
Sun Hung Kai Properties Ltd.	290,141	3,012,465
Swire Pacific Ltd. (A Shares)	196,884	1,866,554
Techtronic Industries Co. Ltd.	188,000	272,620
Television Broadcasts Ltd.	52,000	299,611
Texwinca Holdings Ltd.	26,000	17,930
Wharf Holdings Ltd.	259,965	931,552
Wing Hang Bank Ltd.	39,500	353,604
Yue Yuen Industrial Holdings Ltd.	132,000	361,560
TOTAL HONG KONG		37,453,990
Ireland - 0.8%
Allied Irish Banks PLC	183,322	4,392,395
Bank of Ireland	207,822	3,590,607
C&C Group PLC	67,667	581,083
CRH PLC	111,470	3,757,510
DCC PLC (Ireland)	18,780	440,728
DEPFA BANK PLC	70,837	1,144,884
Elan Corp. PLC (a)	84,991	1,623,101
Fyffes PLC (Ireland)	53,646	99,012
Grafton Group PLC Class A unit	36,355	479,941
Greencore Group PLC	55,849	282,748
IAWS Group PLC	16,000	285,050
IAWS Group PLC (Ireland)	9,000	160,341
Independent News & Media PLC (Ireland)	139,730	415,493
Irish Life & Permanent PLC	57,723	1,390,891
Kerry Group PLC Class A	25,606	574,336
Kingspan Group PLC (Ireland)	17,895	320,187
Paddy Power PLC (United Kingdom)	6,000	113,046
Ryanair Holdings PLC (a)	35,718	305,351
TOTAL IRELAND		19,956,704
Italy - 3.5%
Alleanza Assicurazioni Spa	79,378	922,771
Arnoldo Mondadori Editore Spa	30,725	279,009
Assicurazioni Generali Spa	192,010	6,984,296
Common Stocks - continued
	Shares	Value
Italy - continued
Autogrill Spa	26,653	$ 417,108
Autostrade Spa	54,404	1,580,073
Banca Fideuram Spa	46,828	256,283
Banca Intesa Spa	818,190	4,737,910
Banca Monte dei Paschi di Siena Spa	254,911	1,489,187
Banca Popolare di Milano	83,670	1,047,733
Banche Popolari Unite SCpA	73,453	1,832,056
Banco Popolare di Verona e Novara	75,102	2,058,964
Benetton Group Spa	18,370	274,062
Bulgari Spa	33,306	376,724
Capitalia Spa	364,720	3,022,139
Enel Spa	886,212	7,899,892
ENI Spa	532,822	16,125,858
Fiat Spa (a)(d)	110,709	1,488,344
Finmeccanica Spa	62,554	1,439,951
Fondiaria-Sai Spa	14,800	578,370
Gruppo Editoriale L'espresso Spa	50,924	256,508
Italcementi Spa	17,867	433,751
Lottomatica Spa	8,000	296,021
Lottomatica Spa rights 6/8/06 (a)	8,000	20,969
Luxottica Group Spa	30,497	831,958
Mediaset Spa	149,003	1,728,343
Mediobanca Spa	97,854	1,972,848
Mediolanum Spa	57,352	405,470
Pirelli & C Spa	593,771	568,494
San Paolo IMI Spa	228,293	4,087,666
Seat Pagine Gialle Spa	809,700	354,925
Snam Rete Gas Spa	211,399	930,172
Telecom Italia Spa	2,299,228	6,474,620
Terna Spa	257,575	697,573
Tiscali Spa (a)(d)	45,537	149,589
Unicredito Italiano Spa	1,583,435	12,065,310
TOTAL ITALY		84,084,947
Japan - 24.3%
77 Bank Ltd.	50,223	374,797
Access Co. Ltd. (a)	42	321,362
Acom Co. Ltd.	13,910	830,445
Aderans Co. Ltd.	10,300	288,014
Advantest Corp.	16,195	1,654,150
Aeon Co. Ltd.	117,800	2,531,389
Aeon Credit Service Ltd.	18,600	495,853
Aiful Corp.	14,355	798,932
Aisin Seiki Co. Ltd.	39,300	1,353,340
Ajinomoto Co., Inc.	122,866	1,467,052
Alfresa Holdings Corp.	5,400	344,236
All Nippon Airways Co. Ltd.	114,000	426,397
Alps Electric Co. Ltd.	41,777	549,913
Amada Co. Ltd.	70,000	716,236
Amano Corp.	3,000	47,285
Aoyama Trading Co. Ltd.	11,000	354,072
ARRK Corp.	11,900	358,433

	Shares	Value
Asahi Breweries Ltd.	72,903	$ 1,081,546
Asahi Glass Co. Ltd.	211,677	2,830,091
Asahi Kasei Corp.	270,727	1,750,154
Asatsu-DK, Inc.	9,400	323,700
Ashikaga Financial Group, Inc. (a)	605	0
Asics Corp.	33,000	359,314
Astellas Pharma, Inc.	113,400	4,486,229
Autobacs Seven Co. Ltd.	5,000	218,036
Bank of Fukuoka Ltd.	105,300	773,510
Bank of Kyoto Ltd.	48,000	498,901
Bank of Yokohama Ltd.	245,084	1,751,854
Benesse Corp.	15,700	578,761
Bridgestone Corp.	120,379	2,478,574
Canon Marketing Japan, Inc.	16,000	342,383
Canon, Inc.	144,163	10,120,242
Casio Computer Co. Ltd.	44,700	768,040
Central Glass Co. Ltd.	38,000	225,498
Central Japan Railway Co.	323	3,252,642
Chiba Bank Ltd.	152,674	1,385,071
Chiyoda Corp.	30,000	589,371
Chubu Electric Power Co., Inc.	132,264	3,674,649
Chugai Pharmaceutical Co. Ltd.	60,125	1,308,236
Circle K Sunkus Co. Ltd.	11,400	264,448
Citizen Watch Co. Ltd.	72,766	677,149
Coca-Cola West Japan Co. Ltd.	11,900	280,326
COMSYS Holdings Corp.	19,000	225,498
Credit Saison Co. Ltd.	33,252	1,680,234
Csk Holdings Corp.	15,000	709,403
Dai Nippon Printing Co. Ltd.	132,242	2,197,288
Daicel Chemical Industries Ltd.	46,000	358,999
Daido Steel Co. Ltd.	72,000	598,164
Daifuku Co. Ltd.	16,000	251,177
Daiichi Sankyo Co. Ltd.	152,070	4,183,894
Daikin Industries Ltd.	49,594	1,636,481
Dainippon Ink & Chemicals, Inc.	122,995	473,311
Dainippon Screen Manufacturing Co. Ltd.	47,000	462,307
Daito Trust Construction Co.	15,263	837,116
Daiwa House Industry Co. Ltd.	103,184	1,635,612
Daiwa Securities Group, Inc.	272,985	3,382,234
Denki Kagaku Kogyo KK	65,358	294,997
Denso Corp.	107,638	3,764,705
Dentsu, Inc.	380	1,113,825
Dowa Mining Co. Ltd.	55,168	498,008
E*TRADE Securities Co. Ltd.	267	398,506
eAccess Ltd. (d)	181	110,175
East Japan Railway Co.	687	4,947,718
Ebara Corp.	64,934	296,003
EDION Corp.	14,700	319,852
Eisai Co. Ltd.	51,278	2,346,738
Electric Power Development Co. Ltd.	33,880	1,258,083
Elpida Memory, Inc. (a)	9,100	413,189
FamilyMart Co. Ltd.	16,000	460,347
Fanuc Ltd.	38,572	3,443,794
Common Stocks - continued
	Shares	Value
Japan - continued
Fast Retailing Co. Ltd.	10,000	$ 880,235
Fuji Electric Holdings Co. Ltd.	94,153	503,694
Fuji Photo Film Co. Ltd.	98,905	3,262,876
Fuji Soft ABC, Inc.	8,600	280,686
Fuji Television Network, Inc.	136	306,922
Fujikura Ltd.	66,000	741,771
Fujitsu Ltd.	378,075	2,804,449
Furukawa Electric Co. Ltd.	142,790	910,248
Glory Ltd.	16,600	341,044
Gunma Bank Ltd.	69,663	524,882
Gunze Ltd.	60,000	360,366
Hakuhodo DY Holdings, Inc.	5,500	437,645
Hankyu Department Stores, Inc.	40,000	343,822
Hanshin Electric Railway Co. Ltd.	44,000	369,419
Haseko Corp. (a)	152,000	528,896
Hikari Tsushin, Inc.	4,900	274,914
Hino Motors Ltd.	58,000	340,531
Hirose Electric Co. Ltd.	5,698	738,248
Hitachi Cable Ltd.	42,000	197,877
Hitachi Capital Corp.	4,500	81,527
Hitachi Chemical Co. Ltd.	23,900	651,113
Hitachi Construction Machinery Co. Ltd.	19,200	466,102
Hitachi High-Technologies Corp.	12,700	363,325
Hitachi Ltd.	704,271	4,786,930
Hokkaido Electric Power Co., Inc.	41,000	973,203
Hokuhoku Financial Group, Inc.	242,715	1,023,494
Honda Motor Co. Ltd.	160,580	10,607,914
House Foods Corp.	16,200	258,686
Hoya Corp.	88,716	3,413,984
Ibiden Co. Ltd.	28,700	1,445,059
Index Corp. (d)	206	220,409
Inpex Holdings, Inc.	171	1,531,338
Isetan Co. Ltd.	35,000	638,822
Ishikawajima-Harima Heavy Industries Co. Ltd.	206,185	661,822
Ito En Ltd.	10,200	334,741
Itochu Corp.	309,986	2,642,203
ITOCHU TECHNO-SCIENCE Corp. (CTC)	7,200	334,040
JAFCO Co. Ltd.	7,800	436,916
Japan Airlines Corp.	228,420	612,021
Japan Prime Realty Investment Corp.	99	324,005
Japan Real Estate Investment Corp.	69	632,798
Japan Retail Fund Investment Corp.	74	612,118
Japan Steel Works Ltd.	68,000	470,777
Japan Tobacco, Inc.	904	3,259,331
JFE Holdings, Inc.	122,575	5,312,080
JGC Corp.	41,117	612,945
Joyo Bank Ltd.	129,941	771,091
Js Group Corp.	56,459	1,198,011
JSR Corp.	34,216	906,004
JTEKT Corp.	39,000	778,455
Kajima Corp.	192,317	949,305

	Shares	Value
Kaken Pharmaceutical Co. Ltd.	4,000	$ 29,923
Kamigumi Co. Ltd.	55,663	455,432
Kaneka Corp.	53,559	522,971
Kansai Electric Power Co., Inc.	155,136	3,731,231
Kansai Paint Co. Ltd. Osaka	50,000	449,558
Kao Corp.	107,750	2,707,789
Katokichi Co. Ltd.	32,000	286,566
Kawasaki Heavy Industries Ltd.	229,945	773,235
Kawasaki Kisen Kaisha Ltd. (d)	105,000	659,906
KDDI Corp.	487	3,073,844
Keihin Electric Express Railway Co. Ltd. (d)	73,061	578,075
Keio Corp.	108,410	721,301
Keisei Electric Railway Co.	57,000	338,760
Keyence Corp.	8,220	2,114,489
Kikkoman Corp.	19,849	254,492
Kinden Corp.	34,000	309,062
Kintetsu Corp.	322,100	1,158,421
Kirin Brewery Co. Ltd.	160,256	2,573,425
KK daVinci Advisors (a)	202	216,129
Kobe Steel Ltd.	572,000	1,897,746
Kokuyo Co. Ltd.	17,900	317,377
Komatsu Ltd.	190,145	3,821,010
Komori Corp.	15,000	314,241
Konami Corp.	22,300	523,312
Konica Minolta Holdings, Inc.	92,500	1,118,613
Kose Corp.	3,630	122,719
Kubota Corp.	234,864	2,189,833
Kuraray Co. Ltd.	70,486	857,465
Kuraya Sanseido, Inc.	31,200	603,127
Kurita Water Industries Ltd.	22,600	478,536
Kyocera Corp.	33,202	2,772,367
Kyowa Hakko Kogyo Co. Ltd.	86,000	593,075
Kyushu Electric Power Co., Inc.	79,370	1,862,570
Lawson, Inc.	13,116	481,146
Leopalace21 Corp.	26,100	788,489
Mabuchi Motor Co. Ltd.	5,121	304,349
Makita Corp.	23,200	723,824
Marubeni Corp.	278,244	1,518,554
Marui Co. Ltd.	58,749	1,022,637
Matsui Securities Co. Ltd.	25,900	286,431
Matsumotokiyoshi Co. Ltd.	10,000	254,450
Matsushita Electric Industrial Co. Ltd.	404,073	8,820,913
Matsushita Electric Works Co. Ltd.	67,000	781,323
Meiji Dairies Corp.	43,000	303,497
Meiji Seika Kaisha Ltd.	56,888	279,273
Meitec Corp.	4,900	155,961
Millea Holdings, Inc.	310	5,490,901
Minebea Co. Ltd.	60,008	357,177
Mitsubishi Chemical Holdings Corp.	227,275	1,514,208
Mitsubishi Corp.	281,502	5,985,885
Mitsubishi Electric Corp.	423,106	3,458,030
Mitsubishi Estate Co. Ltd.	239,723	4,731,076
Mitsubishi Gas Chemical Co., Inc.	75,867	935,886
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsubishi Heavy Industries Ltd.	652,256	$ 2,908,811
Mitsubishi Logistics Corp.	26,000	395,072
Mitsubishi Materials Corp.	211,937	954,685
Mitsubishi Rayon Co. Ltd.	102,312	891,387
Mitsubishi UFJ Financial Group, Inc.	1,846	25,400,959
Mitsubishi UFJ Securities Co. Ltd.	60,000	847,507
Mitsui & Co. Ltd.	328,123	4,664,276
Mitsui Chemicals, Inc.	124,683	886,746
Mitsui Engineering & Shipbuilding Co.	150,000	445,062
Mitsui Fudosan Co. Ltd.	170,677	3,514,198
Mitsui Mining & Smelting Co. Ltd.	112,154	729,069
Mitsui O.S.K. Lines Ltd.	260,285	1,841,788
Mitsui Sumitomo Insurance Co. Ltd.	252,475	3,098,609
Mitsui Trust Holdings, Inc.	113,300	1,366,075
Mitsukoshi Ltd.	83,376	433,296
Mitsumi Electric Co. Ltd.	17,700	218,345
Mizuho Financial Group, Inc.	1,987	16,203,949
Murata Manufacturing Co. Ltd.	43,354	2,814,376
Namco Bandai Holdings, Inc.	45,050	663,880
NEC Corp.	415,951	2,498,241
Nec Electronics Corp.	6,500	233,186
Net One Systems Co. Ltd.	147	296,061
NGK Insulators Ltd.	52,309	625,524
NGK Spark Plug Co. Ltd.	34,000	681,710
NHK Spring Co. Ltd.	35,000	407,839
Nichirei Corp.	57,860	316,819
Nidec Corp.	21,442	1,625,207
Nikko Cordial Corp.	189,563	2,786,680
Nikon Corp.	51,838	1,006,741
Nintendo Co. Ltd.	21,096	3,577,318
Nippon Building Fund, Inc.	91	940,925
Nippon Electric Glass Co. Ltd.	42,000	925,190
Nippon Express Co. Ltd.	169,546	856,721
Nippon Kayaku Co. Ltd.	41,000	352,786
Nippon Light Metal Co. Ltd.	77,000	207,003
Nippon Meat Packers, Inc.	38,740	492,173
Nippon Mining Holdings, Inc.	162,500	1,434,764
Nippon Oil Corp.	268,129	1,979,259
Nippon Paper Group, Inc.	198	824,256
Nippon Sheet Glass Co. Ltd. (d)	91,000	478,644
Nippon Shokubai Co. Ltd.	33,000	415,688
Nippon Steel Corp.	1,280,661	4,824,629
Nippon Telegraph & Telephone Corp.	1,105	5,460,910
Nippon Yusen KK	207,578	1,353,116
Nishi-Nippon City Bank Ltd.	93,000	434,812
Nishimatsu Construction Co. Ltd. (d)	68,000	272,072
Nissan Chemical Industries Co. Ltd.	38,000	526,163
Nissan Motor Co. Ltd.	463,948	5,625,369
Nisshin Seifun Group, Inc.	45,090	491,764
Nisshin Steel Co. Ltd.	180,000	606,903
Nisshinbo Industries, Inc.	30,000	322,063
Nissin Food Products Co. Ltd.	18,823	665,116

	Shares	Value
Nitori Co. Ltd.	5,800	$ 300,898
Nitto Denko Corp.	33,694	2,605,354
NOK Corp.	21,300	654,970
Nomura Holdings, Inc.	351,747	6,929,416
Nomura Real Estate Office Fund, Inc.	44	370,292
Nomura Research Institute Ltd.	3,200	381,513
NSK Ltd.	81,576	693,122
NTN Corp.	81,611	653,062
NTT Data Corp.	277	1,183,012
NTT DoCoMo, Inc.	3,860	6,287,940
NTT Urban Development Co.	62	471,604
Obayashi Corp.	113,704	809,686
Obic Co. Ltd.	1,100	228,070
Odakyu Electric Railway Co. Ltd.	147,000	890,826
Oji Paper Co. Ltd.	153,352	864,515
Oki Electric Industry Co. Ltd. (d)	119,000	298,515
Okuma Holdings	29,000	341,646
Okumura Holdings, Inc.	47,000	263,693
Olympus Corp.	47,429	1,300,647
Omron Corp.	43,360	1,189,063
Onward Kashiyama Co. Ltd.	28,000	414,133
Oracle Corp. Japan	8,100	363,414
Oriental Land Co. Ltd.	11,456	674,668
ORIX Corp.	17,078	4,921,310
Osaka Gas Co. Ltd.	427,525	1,506,827
OSG Corp.	16,100	304,715
Otsuka Corp.	3,200	391,008
Park24 Co. Ltd.	9,700	324,899
Pioneer Corp.	30,238	503,512
Promise Co. Ltd.	16,925	1,022,619
QP Corp.	7,000	66,337
Rakuten, Inc.	1,200	856,678
Resona Holdings, Inc. (a)	940	2,848,219
Ricoh Co. Ltd.	139,770	2,745,877
Rinnai Corp.	9,700	291,296
Rohm Co. Ltd.	22,444	2,044,210
Round One Corp.	69	292,204
Ryohin Keikaku Co. Ltd.	5,300	457,947
Sanken Electric Co. Ltd.	23,000	336,872
Sankyo Co. Ltd. (Gunma)	10,200	674,067
Santen Pharmaceutical Co. Ltd.	14,900	374,441
Sanwa Shutter Corp.	42,000	270,382
Sanyo Electric Co. Ltd. (a)(d)	310,382	753,487
Sapporo Breweries Ltd. (d)	51,578	254,597
Sapporo Hokuyo Holdings, Inc.	62	741,411
SBI Holdings, Inc.	1,408	649,435
Secom Co. Ltd.	43,267	2,194,076
Sega Sammy Holdings, Inc.	38,400	1,536,409
Seiko Epson Corp.	22,600	611,633
Seino Holdings Co. Ltd.	39,000	413,423
Sekisui Chemical Co. Ltd.	94,293	805,413
Sekisui House Ltd.	106,467	1,507,687
Seven & I Holdings Co. Ltd.	162,900	5,668,234
SFCG Co. Ltd.	1,560	343,642
Common Stocks - continued
	Shares	Value
Japan - continued
Sharp Corp.	211,675	$ 3,539,959
Shimachu Co. Ltd.	11,100	310,384
Shimamura Co. Ltd.	3,800	459,880
SHIMANO, Inc.	17,600	534,866
SHIMIZU Corp.	113,416	658,753
Shin-Etsu Chemical Co. Ltd.	80,562	4,541,648
Shinko Electric Industries Co.Ltd.	13,900	366,808
Shinko Securities Co. Ltd.	109,000	526,280
Shinsei Bank Ltd.	276,000	1,848,762
Shionogi & Co. Ltd.	68,091	1,239,740
Shiseido Co. Ltd.	73,950	1,329,793
Shizuoka Bank Ltd.	122,274	1,293,976
Showa Denko KK	221,336	949,262
Showa Shell Sekiyu KK	41,500	497,013
Skylark Co. Ltd.	15,551	306,908
SMC Corp.	11,571	1,621,932
Softbank Corp. (d)	153,330	3,749,831
Sojitz Corp. (a)(d)	57,900	259,253
Sompo Japan Insurance, Inc.	172,712	2,206,644
Sony Corp.	202,685	9,155,281
Stanley Electric Co. Ltd.	30,725	669,914
Sumco Corp.	9,000	535,693
Sumitomo Bakelite Co. Ltd.	43,000	406,724
Sumitomo Chemical Co. Ltd.	306,334	2,652,389
Sumitomo Corp.	232,842	3,046,071
Sumitomo Electric Industries Ltd.	152,006	2,186,736
Sumitomo Heavy Industries Ltd.	119,822	1,131,206
Sumitomo Metal Industries Ltd.	855,966	3,848,063
Sumitomo Metal Mining Co. Ltd.	117,065	1,543,038
Sumitomo Mitsui Financial Group, Inc.	1,224	12,545,904
Sumitomo Osaka Cement Co. Ltd.	97,144	323,172
Sumitomo Realty & Development Co. Ltd.	83,000	2,014,919
Sumitomo Rubber Industries Ltd.	33,000	417,172
Sumitomo Titanium Corp.	1,900	328,339
Sumitomo Trust & Banking Co. Ltd.	286,344	2,757,359
Suzuken Co. Ltd.	10,760	447,929
T&D Holdings, Inc.	48,350	3,386,489
Taiheiyo Cement Corp.	162,684	686,015
Taisei Corp.	176,594	674,809
Taisho Pharmaceutical Co. Ltd.	25,524	472,750
Taiyo Nippon Sanso Corp. Tokyo	60,000	487,141
Taiyo Yuden Co. Ltd.	22,000	291,961
Takara Holdings, Inc.	28,551	172,764
Takashimaya Co. Ltd.	50,000	670,741
Takeda Pharamaceutical Co. Ltd.	181,842	11,869,885
Takefuji Corp.	26,791	1,688,584
Tanabe Seiyaku Co. Ltd.	48,000	592,985
TDK Corp.	25,525	2,086,149
Teijin Ltd.	175,341	1,250,180
Terumo Corp.	36,712	1,317,033
The Daimaru, Inc.	46,000	620,390
The Goodwill Group, Inc. (d)	375	305,137

	Shares	Value
The Suruga Bank Ltd.	49,000	$ 691,249
THK Co. Ltd.	21,200	651,895
TIS, Inc.	5,600	148,282
Tobu Railway Co. Ltd. (d)	199,297	930,002
Toda Corp.	54,762	254,557
Toho Co. Ltd.	27,954	500,416
Toho Titanium Co. Ltd.	5,700	357,722
Tohoku Electric Power Co., Inc.	88,090	2,059,281
Tokai Rika Co. Ltd.	11,700	298,232
Tokuyama Corp.	42,000	637,060
Tokyo Broadcasting System, Inc.	4,700	131,001
Tokyo Electric Power Co.	238,318	6,599,686
Tokyo Electron Ltd.	35,018	2,487,334
Tokyo Gas Co. Ltd.	486,395	2,440,276
Tokyo Seimitsu Co. Ltd.	6,700	370,481
Tokyo Steel Manufacturing Co. Ltd.	25,800	575,290
Tokyo Style Co. Ltd.	5,000	63,433
Tokyo Tatemono Co. Ltd. (a)	48,000	511,417
Tokyu Corp.	218,954	1,441,052
Tokyu Land Corp.	80,000	603,487
TonenGeneral Sekiyu KK	83,856	890,430
Toppan Printing Co. Ltd.	115,013	1,452,911
Toray Industries, Inc.	275,883	2,450,742
Toshiba Corp.	618,880	4,173,337
Tosoh Corp.	103,816	449,911
Toto Ltd.	55,185	560,680
Toyo Seikan Kaisha Ltd.	42,900	800,371
Toyo Suisan Kaisha Ltd.	20,000	334,471
Toyobo Co. Ltd.	85,000	243,795
Toyoda Gosei Co. Ltd.	16,200	385,262
Toyota Industries Corp.	41,286	1,681,577
Toyota Motor Corp.	597,551	32,082,512
Toyota Tsusho Corp.	38,000	922,493
Trend Micro, Inc.	18,500	638,732
Ube Industries Ltd.	163,605	506,024
Uni-Charm Corp.	9,260	518,698
Uniden Corp.	16,000	192,195
UNY Co. Ltd.	30,000	472,036
Ushio, Inc.	24,800	530,694
USS Co. Ltd.	5,600	390,216
Wacoal Holdings Corp.	21,000	313,809
West Japan Railway Co.	386	1,648,529
Yahoo! Japan Corp.	3,308	1,757,797
Yakult Honsha Co. Ltd.	24,966	608,323
Yamada Denki Co. Ltd.	16,325	1,689,446
Yamaha Corp.	37,643	778,445
Yamaha Motor Co. Ltd.	37,300	1,004,434
Yamato Holdings Co. Ltd.	83,232	1,418,127
Yamazaki Baking Co. Ltd.	8,000	67,829
Yaskawa Electric Corp.	40,000	436,970
Yokogawa Electric Corp.	35,000	506,652
Zeon Corp.	41,000	556,274
TOTAL JAPAN		584,055,150
Common Stocks - continued
	Shares	Value
Luxembourg - 0.3%
Acergy SA (a)	44,000	$ 674,960
Arcelor SA	109,729	4,683,301
Oriflame Cosmetics SA:
rights 7/3/06 (a)	8,000	8,469
unit	8,000	271,222
Stolt-Nielsen SA	11,850	306,949
TOTAL LUXEMBOURG		5,944,901
Netherlands - 3.5%
ABN-AMRO Holding NV	370,792	10,263,524
Aegon NV	294,953	4,914,536
Akzo Nobel NV	61,428	3,312,812
ASML Holding NV (a)	102,074	2,076,185
Buhrmann NV	24,286	376,641
Corio NV	10,104	610,477
DSM NV	31,934	1,354,367
EADS NV	70,018	2,494,830
Euronext NV	17,685	1,518,680
Fugro NV (Certificaten Van Aandelen) unit	12,000	492,480
Getronics NV	28,788	341,672
Hagemeyer NV (a)	117,897	581,768
Heineken NV (Bearer)	54,750	2,188,698
IHC Caland NV	6,817	730,879
ING Groep NV (Certificaten Van Aandelen)	383,065	15,019,978
James Hardie Industries NV	86,321	548,701
Koninklijke Ahold NV (a)	330,388	2,699,271
Koninklijke KPN NV	404,327	4,638,122
Koninklijke Numico NV	35,972	1,597,549
Koninklijke Philips Electronics NV	266,018	8,408,830
Oce NV	18,965	299,225
QIAGEN NV (a)	31,085	436,664
Randstad Holdings NV	8,713	536,038
Reed Elsevier NV	140,546	2,048,167
Rodamco Europe NV	8,961	887,240
STMicroelectronics NV	132,064	2,165,850
TNT NV	84,277	3,100,112
Unilever NV (Certificaten Van Aandelen)	350,715	7,938,372
Vedior NV (Certificaten Van Aandelen)	37,042	794,286
Wereldhave NV	3,105	300,665
Wolters Kluwer NV (Certificaten Van Aandelen)	62,775	1,482,050
TOTAL NETHERLANDS		84,158,669
New Zealand - 0.1%
Auckland International Airport Ltd.	169,844	224,613
Contact Energy Ltd.	45,065	222,629
Fisher & Paykel Appliances Holdings Ltd.	11,536	32,126
Fisher & Paykel Healthcare Corp.	122,393	350,179
Fletcher Building Ltd.	87,836	508,200
Kiwi Income Property Trust	135,107	114,248
Sky City Entertainment Group Ltd.	109,855	372,278

	Shares	Value
Sky Network Television Ltd.	52,975	$ 187,269
Telecom Corp. of New Zealand Ltd.	461,362	1,321,226
The Warehouse Group Ltd.	10,165	25,011
Tower Ltd. (a)	15,726	32,595
Vector Ltd.	24,000	38,148
Waste Management NZ Ltd.	7,286	39,839
TOTAL NEW ZEALAND		3,468,361
Norway - 0.8%
Aker Kvaerner ASA	5,800	583,777
Det Norske Oljeselskap ASA (DNO) (A Shares)	42,400	392,244
DnB NOR ASA	142,759	1,837,197
Norsk Hydro ASA	144,580	4,077,156
Norske Skogindustrier ASA (A Shares)	33,300	481,942
Ocean RIG ASA (a)	38,700	282,593
Orkla ASA (A Shares)	37,569	1,850,522
Petroleum Geo-Services ASA (a)	12,640	788,909
ProSafe ASA	7,100	403,436
Schibsted ASA (B Shares)	11,400	324,354
Statoil ASA	146,378	4,236,979
Storebrand ASA (A Shares)	63,850	687,813
TANDBERG ASA	25,950	220,859
TANDBERG Television ASA (a)	19,500	353,575
Telenor ASA	158,608	2,002,033
TGS Nopec Geophysical Co. ASA (a)	5,600	430,564
Tomra Systems AS	42,700	402,042
Yara International ASA	42,117	573,183
TOTAL NORWAY		19,929,178
Portugal - 0.3%
Banco Comercial Portugues SA (Reg.)	368,478	1,067,349
Banco Espirito Santo SA (BES)	14,581	206,694
Banco Espirito Santo SA (BES) (Reg.)	21,873	310,063
BPI-SGPS SA	77,418	568,569
Brisa Auto-Estradas de Portugal SA	70,153	732,808
Cimpor-Cimentos de Portugal SGPS SA	31,922	220,529
Energias de Portugal SA	397,070	1,465,703
Jeronimo Martins SGPS SA	1,860	32,923
Portugal Telecom SGPS SA (Reg.)	184,946	2,171,335
PT Multimedia SGPS SA	19,380	217,344
Sonae Industria SGPS SA (a)	11,461	94,454
Sonae SGPS SA	169,057	264,350
TOTAL PORTUGAL		7,352,121
Singapore - 0.8%
Allgreen Properties Ltd.	15,000	11,969
Ascendas Real Estate Investment Trust (A-REIT)	207,100	264,924
CapitaLand Ltd.	224,000	581,597
CapitaMall Trust	139,000	189,253
Chartered Semiconductor Manufacturing Ltd. (a)(d)	416,800	398,044
City Developments Ltd.	89,000	529,795
ComfortDelgro Corp. Ltd.	427,784	395,519
Common Stocks - continued
	Shares	Value
Singapore - continued
Cosco Corp. Singapore Ltd.	116,000	$ 93,294
Creative Technology Ltd. (Singapore) (d)	3,000	16,908
DBS Group Holdings Ltd.	256,361	2,808,591
Fraser & Neave Ltd.	42,630	518,331
Haw Par Corp. Ltd.	6,000	20,898
Jardine Cycle & Carriage Ltd.	19,272	125,706
Keppel Corp. Ltd.	112,000	957,507
Keppel Land Ltd.	95,000	243,050
Neptune Orient Lines Ltd.	105,000	127,003
Olam International Ltd.	211,000	201,767
Oversea-Chinese Banking Corp. Ltd.	554,968	2,214,108
Parkway Holdings Ltd.	144,000	216,123
SembCorp Industries Ltd.	138,130	262,422
Sembcorp Marine Ltd.	147,000	273,688
Singapore Airlines Ltd.	103,170	810,150
Singapore Exchange Ltd.	205,000	501,108
Singapore Land Ltd.	6,000	23,938
Singapore Petroleum Co. Ltd.	24,000	75,081
Singapore Post Ltd.	269,000	180,571
Singapore Press Holdings Ltd.	270,021	680,567
Singapore Technologies Engineering Ltd.	298,161	534,352
Singapore Telecommunications Ltd.	1,449,187	2,321,856
SMRT Corp. Ltd.	112,000	77,310
STATS ChipPAC Ltd. (a)	183,000	118,207
Suntec (REIT)	300,000	239,377
United Overseas Bank Ltd.	265,846	2,508,458
Uol Group Ltd.	195,984	359,923
Venture Corp. Ltd.	56,808	406,517
Want Want Holdings Ltd.	53,000	70,490
Wing Tai Holdings Ltd.	39,000	38,281
TOTAL SINGAPORE		19,396,683
Spain - 3.7%
Abertis Infraestructuras SA	38,691	927,338
Acerinox SA (Reg.)	38,691	649,632
Actividades de Construccion y Servicios SA (ACS)	53,175	2,120,283
Aguas de Barcelona SA	11,232	313,114
Aguas de Barcelona SA Class A (a)	112	2,900
Altadis SA (Spain)	53,938	2,554,440
Antena 3 Television SA (d)	14,272	352,312
Azucarera Ebro Agricolas SA	19,155	374,648
Banco Bilbao Vizcaya Argentaria SA	695,086	14,423,038
Banco Popular Espanol SA (Reg.)	193,637	2,836,749
Banco Santander Central Hispano SA	1,220,539	17,636,790
Cintra Concesiones de Infrastructuras de Transporte SA	44,333	571,057
Corporacion Mapfre SA (Reg.)	26,209	508,920
Endesa SA	195,713	6,568,127
Fadesa Inmobiliaria SA	10,500	364,035
Fomento Construcciones y Contratas SA (FOCSA)	10,035	771,068
Gas Natural SDG SA Series E	35,899	1,088,638

	Shares	Value
Grupo Acciona SA	6,839	$ 1,104,459
Grupo Auxiliar Metalurgico SA (Gamesa)	38,109	796,162
Grupo Ferrovial SA	12,244	969,051
Iberdrola SA	166,945	5,360,034
Iberia Lineas Aereas de Espana SA	118,771	299,891
Inditex SA	44,659	1,770,988
Indra Sistemas SA	24,240	473,483
Inmobiliaria Colonial	3,441	239,040
Metrovacesa SA	12,288	1,152,078
NH Hoteles SA	8,457	140,369
Promotora de Informaciones SA (PRISA)	23,734	398,500
Repsol YPF SA	187,263	5,252,728
Sogecable SA (a)(d)	7,955	254,184
Telefonica Publicidad e Informacion SA	42,938	462,833
Telefonica SA	935,961	15,331,039
Union Fenosa SA	26,930	1,051,363
Vallehermoso SA	24,748	777,762
Vallehermoso SA rights 6/6/06 (a)	24,748	28,548
Zeltia SA (d)	33,770	267,056
TOTAL SPAIN		88,192,657
Sweden - 2.3%
Alfa Laval AB	21,200	645,398
Assa Abloy AB (B Shares)	57,843	1,024,542
Atlas Copco AB:
(A Shares)	73,480	1,992,940
(B Shares)	45,655	1,140,340
Axfood AB	10,600	291,896
Billerud AB	2,900	41,534
Boliden AB	63,300	1,226,311
Capio AB (a)	22,058	404,437
Castellum AB	30,000	269,838
D. Carnegie & Co. AB	4,190	84,362
Electrolux AB (B Shares)	57,769	1,602,796
Elekta AB (B Shares)	21,794	346,820
Eniro AB	24,815	268,700
Fabege AB	12,765	225,216
Getinge AB (B Shares)	34,600	562,578
Hennes & Mauritz AB (H&M) (B Shares)	104,471	3,780,389
Hoganas AB (A Shares)	5,300	134,947
Holmen AB (B Shares)	13,200	537,933
Kungsleden AB	21,210	225,262
Lundin Petroleum AB (a)	28,400	361,556
Modern Times Group AB (MTG) (B Shares) (a)	10,400	531,042
Nobia AB	10,100	328,442
Nordea Bank AB	456,773	5,514,865
OMX AB	20,400	350,043
Sandvik AB	42,166	2,462,316
SAS AB (a)	19,600	212,909
Scania AB (B Shares)	19,204	834,431
Securitas AB (B Shares)	53,808	1,027,531
Common Stocks - continued
	Shares	Value
Sweden - continued
Skandinaviska Enskilda Banken AB (A Shares)	95,875	$ 2,288,566
Skanska AB (B Shares)	72,069	1,121,941
SKF AB (B Shares)	85,600	1,356,277
SSAB Swedish Steel AB:
(A Shares)	8,020	457,236
(A Shares) rights 5/29/06 (a)	8,020	4,051
(B Shares)	7,020	369,139
(B Shares) rights 5/29/06 (a)	7,020	5,100
Svenska Cellulosa AB (SCA) (B Shares)	38,204	1,591,272
Svenska Handelsbanken AB (A Shares)	117,964	3,158,635
Swedish Match Co.	61,750	974,116
TELE2 AB (B Shares)	66,359	697,883
Telefonaktiebolaget LM Ericsson (B Shares)	3,132,573	10,033,631
Telelogic AB (a)	49,000	116,626
TeliaSonera AB	380,135	2,309,252
Trelleborg AB (B Shares)	17,600	359,231
Volvo AB:
(A Shares)	18,640	893,754
(B Shares)	50,322	2,454,630
Wihlborgs Fastigheter AB	5,106	82,314
WM-Data AB (B Shares)	84,000	252,237
TOTAL SWEDEN		54,955,265
Switzerland - 6.7%
ABB Ltd. (Reg.)	407,632	5,152,487
Adecco SA	31,207	2,015,972
Ciba Specialty Chemicals, Inc.	18,111	1,055,428
Clariant AG (Reg.)	50,688	763,430
Compagnie Financiere Richemont unit	109,222	5,100,941
Credit Suisse Group (Reg.)	241,850	13,991,023
Geberit AG (Reg.)	969	1,054,618
Givaudan AG	1,516	1,227,508
Holcim Ltd. (Reg.)	45,183	3,545,364
Kudelski SA (Bearer)	4,500	113,391
Kuehne & Nagel International AG	13,500	1,007,777
Kuoni Reisen Holding AG Class B (Reg.)	863	472,105
Logitech International SA (Reg.) (a)	23,283	942,136
Lonza Group AG	9,221	629,694
Micronas Semiconductor Holding AG	3,473	92,359
Nestle SA (Reg.)	83,505	24,914,078
Nobel Biocare Holding AG (Switzerland)	5,828	1,414,726
Novartis AG (Reg.)	482,210	26,753,011
Phonak Holding AG	10,852	623,499
PSP Swiss Property AG	12,140	622,769
Rieter Holding AG (Reg.)	1,294	506,087
Roche Holding AG (participation certificate)	145,285	22,621,221
Schindler Holding AG (participation certificate)	13,110	682,751
Serono SA Series B	991	631,465
SIG Holding AG (a)	1,512	319,253

	Shares	Value
Societe Generale de Surveillance Holding SA (SGS) (Reg.) (a)	1,150	$ 1,144,006
Straumann Holding AG	2,541	661,138
Sulzer AG (Reg.)	1,100	790,454
Swiss Reinsurance Co. (Reg.)	72,477	5,095,133
Swisscom AG (Reg.)	4,030	1,296,639
Syngenta AG (Switzerland)	24,239	3,340,134
The Swatch Group AG:
(Bearer)	7,277	1,180,829
(Reg.)	18,245	616,228
UBS AG (Reg.)	213,980	24,226,816
Unaxis Holding AG (Reg.) (a)	1,400	394,140
Zurich Financial Services AG	28,775	6,506,761
TOTAL SWITZERLAND		161,505,371
United Kingdom - 23.8%
3i Group PLC	130,648	2,168,325
Aegis Group PLC	170,932	440,320
Aggreko PLC	43,472	215,431
Alliance Unichem PLC	50,226	869,277
AMEC PLC	78,853	535,276
Amvescap PLC	177,578	1,721,833
Anglo American PLC (United Kingdom)	300,482	12,103,679
ARM Holdings PLC	281,113	609,807
Arriva PLC	38,420	386,898
Associated British Ports Holdings PLC	57,775	832,465
AstraZeneca PLC (United Kingdom)	324,685	17,188,822
Aviva PLC	496,922	6,895,176
BAA PLC	240,706	3,927,404
BAE Systems PLC	696,809	4,977,718
Balfour Beatty PLC	99,102	621,768
Barclays PLC	1,334,005	15,457,787
Barratt Developments PLC	52,258	897,116
BBA Group PLC	110,979	511,058
Bellway PLC	25,815	544,063
Berkeley Group Holdings PLC unit (a)	21,080	437,569
BG Group PLC	741,444	9,844,415
BHP Billiton PLC	520,815	10,226,476
BOC Group PLC	113,251	3,318,671
Boots Group PLC	103,273	1,361,536
Bovis Homes Group PLC	24,234	371,614
BP PLC	4,261,900	50,219,373
Brambles Industries PLC	161,470	1,311,248
British Airways PLC (a)	113,612	726,323
British American Tobacco PLC	321,814	8,013,167
British Land Co. PLC	111,152	2,631,505
British Sky Broadcasting Group PLC (BSkyB)	260,497	2,589,162
Brixton PLC	53,669	482,749
BT Group PLC	1,710,425	7,587,448
Bunzl PLC	66,899	767,516
Burberry Group PLC	83,902	685,657
Cable & Wireless PLC	478,749	924,381
Cadbury Schweppes PLC	460,907	4,408,716
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Capita Group PLC	142,770	$ 1,216,793
Carnival PLC	34,104	1,384,622
Carphone Warehouse Group PLC	81,500	493,805
Cattles PLC	68,552	448,685
Centrica PLC	807,888	4,207,553
Charter PLC (a)	33,800	517,987
Close Brothers Group PLC	28,237	515,373
Cobham PLC	281,340	891,773
Collins Stewart Tullett PLC	43,500	584,073
Compass Group PLC	431,392	1,907,904
Cookson Group PLC	47,342	440,668
Corus Group PLC	174,034	1,271,705
CSR PLC (a)	26,200	709,452
Daily Mail & General Trust PLC Class A	71,525	868,072
Davis Service Group PLC	27,173	226,761
De La Rue PLC	39,790	390,277
Diageo PLC	583,692	9,658,639
DSG International PLC	414,326	1,508,943
Eircom Group PLC	182,947	504,725
Electrocomponents PLC	71,601	339,095
EMAP PLC	57,428	939,691
EMI Group PLC	159,039	811,932
Enterprise Inns PLC	73,282	1,278,593
First Choice Holidays PLC	96,981	389,923
FirstGroup PLC	80,965	606,770
FKI PLC	137,084	275,581
Friends Provident PLC	418,761	1,390,010
Gallaher Group PLC	125,242	1,949,079
George Wimpey PLC	82,986	717,744
GKN PLC	149,956	762,056
GlaxoSmithKline PLC	1,199,665	33,170,735
Great Portland Estates PLC	24,961	218,338
Group 4 Securicor PLC (United Kingdom)	232,905	761,113
GUS PLC	189,402	3,276,269
Hammerson PLC	62,137	1,318,862
Hanson PLC	149,686	1,827,880
Hays PLC	325,290	977,856
HBOS PLC	781,824	13,370,447
HMV Group PLC	76,140	233,868
HSBC Holdings PLC (United Kingdom) (Reg.)	2,334,625	40,725,186
Icap PLC	95,696	882,255
IMI PLC	61,532	577,066
Imperial Chemical Industries PLC	262,248	1,752,470
Imperial Tobacco Group PLC	142,643	4,361,355
Inchcape PLC	89,478	736,663
InterContinental Hotel Group PLC	89,496	1,523,831
International Power PLC	311,574	1,688,254
Intertek Group PLC	35,117	454,112
Invensys PLC (a)	974,020	423,491
Investec PLC	13,800	740,652
ITV PLC	981,348	1,945,280

	Shares	Value
Johnson Matthey PLC	47,310	$ 1,193,488
Kelda Group PLC	66,750	939,939
Kesa Electricals PLC	119,313	660,997
Kingfisher PLC	510,602	2,162,738
Ladbrokes PLC	117,880	876,255
Land Securities Group PLC	101,609	3,458,253
Legal & General Group PLC	1,461,276	3,497,804
Liberty International PLC	45,665	888,971
Lloyds TSB Group PLC	1,137,967	10,714,758
LogicaCMG PLC	253,907	820,249
London Stock Exchange Group PLC	41,081	849,668
London Stock Exchange Group PLC Class B (a)	48,725	176,769
Man Group PLC	67,512	2,953,007
Marks & Spencer Group PLC	358,237	3,637,672
Meggitt PLC	79,014	438,109
Meinl European Land Ltd. (a)	33,030	666,346
MFI Furniture Group PLC	108,759	234,401
Michael Page International PLC	68,100	503,671
Misys PLC	113,341	380,986
Mitchells & Butlers PLC	98,571	919,820
National Express Group PLC Class L	24,250	361,883
National Grid PLC	590,281	6,694,881
Next PLC	52,100	1,583,231
Old Mutual PLC	1,094,439	3,443,498
Pearson PLC	180,258	2,432,115
Persimmon PLC	58,949	1,322,851
Pilkington PLC	212,669	651,236
Premier Farnell PLC	119,063	431,392
Provident Financial PLC	55,645	632,678
Prudential PLC	503,040	5,484,339
Punch Taverns Ltd.	48,003	769,761
Rank Group PLC	93,290	361,126
Reckitt Benckiser PLC	132,951	4,885,482
Reed Elsevier PLC	282,791	2,749,933
Rentokil Initial PLC	312,082	846,233
Resolution PLC	59,952	766,294
Reuters Group PLC	293,596	2,078,113
Rexam PLC	97,030	869,150
Rio Tinto PLC (Reg.)	218,160	12,107,880
Rolls-Royce Group PLC	348,093	2,688,429
Royal & Sun Alliance Insurance Group PLC	678,462	1,627,182
Royal Bank of Scotland Group PLC	660,888	21,306,806
Royal Dutch Shell PLC:
Class A (United Kingdom)	810,855	26,626,920
Class B	568,195	19,662,385
SABMiller PLC	200,661	3,744,956
Sage Group PLC	274,028	1,187,594
Sainsbury (J) PLC	289,881	1,729,273
Schroders PLC	38,466	735,878
Scottish & Newcastle PLC	166,475	1,542,574
Scottish & Southern Energy PLC	176,149	3,722,304
Scottish Power PLC	322,233	3,365,475
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Serco Group PLC	94,205	$ 554,489
Severn Trent PLC	63,827	1,343,990
Signet Group PLC	370,206	654,227
Slough Estates PLC	96,242	1,095,162
Smith & Nephew PLC	196,335	1,606,411
Smiths Group PLC	113,731	1,886,495
Sportingbet PLC	77,700	612,088
SSL International PLC	52,196	274,038
Stagecoach Group PLC	148,026	281,660
Tate & Lyle PLC	89,687	957,676
Taylor Woodrow PLC	132,983	835,581
Tesco PLC	1,590,058	9,530,029
TI Automotive Ltd. (a)	22,478	0
Tomkins PLC	169,126	891,893
Travis Perkins PLC	24,435	697,758
Trinity Mirror PLC	58,155	553,552
Unilever PLC	255,838	5,761,472
United Business Media PLC	64,878	792,860
United Utilities PLC	170,022	2,100,057
Vodafone Group PLC	12,546,955	28,857,911
Whitbread PLC	58,146	1,140,640
William Hill PLC	66,726	768,027
Wolseley PLC	127,723	2,976,051
WPP Group PLC	251,374	3,096,928
Xstrata PLC	93,900	3,740,231
Yell Group PLC	165,135	1,548,686
TOTAL UNITED KINGDOM		569,929,681
United States of America - 0.1%
Synthes, Inc.	11,249	1,377,560
TOTAL COMMON STOCKS (Cost $1,960,637,679)		2,354,467,541
Nonconvertible Preferred Stocks - 0.5%

Germany - 0.2%
Henkel KGaA	13,056	1,469,904
Porsche AG (non-vtg.)	1,711	1,658,579
ProSiebenSat.1 Media AG (a)	15,631	404,692
RWE AG (non-vtg.)	9,900	764,502
Volkswagen AG	23,284	1,172,237
TOTAL GERMANY		5,469,914
Italy - 0.2%
Banca Intesa Spa (Risp)	212,849	1,130,792
Telecom Italia Spa (Risp)	1,287,023	3,284,309
UNIPOL Assicurazioni Spa	187,400	529,620
TOTAL ITALY		4,944,721

	Shares	Value
United Kingdom - 0.1%
Rolls-Royce Group PLC Series B	16,009,427	$ 31,286
Scottish Power PLC Series B	124,367	840,750
TOTAL UNITED KINGDOM		872,036
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $9,259,667)		11,286,671
Government Obligations - 0.2%
Principal Amount
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 4.6% to 4.68% 6/22/06 (e) (Cost $6,033,175)	$ 6,050,000	6,033,774
Money Market Funds - 2.0%
	Shares
Fidelity Cash Central Fund, 5.03% (b)	35,525,244	35,525,244
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	11,798,407	11,798,407
TOTAL MONEY MARKET FUNDS (Cost $47,323,651)		47,323,651
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $2,023,254,172)	2,419,111,637
NET OTHER ASSETS - (0.8)%	(18,991,954)
NET ASSETS - 100%	$ 2,400,119,683
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
3 CAC 40 Index Contracts (France)	June 2006	$ 189,121	$ (3,022)
1 DAX 100 Index Contracts (Germany)	June 2006	182,610	4,463
245 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	June 2006	11,395,659	(625,833)
80 FTSE 100 Index Contracts (United Kingdom)	June 2006	8,566,325	(539,455)
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased - continued
Equity Index Contracts - continued
1 Hang Seng 100 Index Contracts (Hong Kong)	June 2006	$ 102,030	$ 376
1 MIB 30 Index Contracts (Italy)	June 2006	233,654	(11,133)
2 MSCI Index Contracts (Singapore)	June 2006	72,041	(2,194)
67 Nikkei 225 Index Contracts (Japan)	June 2006	5,247,775	(595,727)
62 OMX Index Contracts (Sweden)	June 2006	817,409	(175)
23 Share Price Index 200 Contracts (Australia)	June 2006	2,165,747	(150,802)
45 TOPIX 150 Index Contracts (Japan)	June 2006	6,316,911	(608,237)
TOTAL EQUITY INDEX CONTRACTS		$ 35,289,282	$ (2,531,739)

The face value of futures purchased as a percentage of net assets - 1.5%
Forward Foreign Currency Contracts
	Settlement Dates	Value	Unrealized Appreciation/(Depreciation)
Contracts to Buy
2,877,500 AUD	July 2006	$ 2,162,998	$ (64,540)
8,946,600 EUR	July 2006	11,498,288	(30,009)
4,515,000 GBP	July 2006	8,448,787	(53,924)
1,293,551,000 JPY	July 2006	11,560,905	(224,533)
5,847,000 SEK	July 2006	811,898	5,548
		$ 34,482,876	$ (367,458)

(Payable Amount $34,850,334)

The value of contracts to buy as a percentage of net assets - 1.5%
Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
SEK	-	Swedish krona
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $5,983,908.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 747,434
Fidelity Securities Lending Cash Central Fund	150,943
Total	$ 898,377
Income Tax Information

At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $2,048,352,673. Net unrealized appreciation aggregated $370,758,964, of which $461,230,403 related to appreciated investment securities and $90,471,439 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing service. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 18, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	July 18, 2006